--------------------------------------------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY

                            THE GLOBAL VALUE SERIES

                        THE GLOBAL LARGE COMPANY SERIES

                        THE GLOBAL SMALL COMPANY SERIES

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2002

                 ---------------------------------------------

                        THE DFA INVESTMENT TRUST COMPANY
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                     PAGE
                                                    -------
THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments......................        1
        The Global Value Series...................        1
        The Global Large Company Series...........        1
        The Global Small Company Series...........        1
    Statements of Assets and Liabilities..........        2
    Statements of Operations......................        3
    Statements of Changes in Net Assets...........        4
    Financial Highlights..........................        5
    Notes to Financial Statements.................        6
    Report of Independent Certified Public
     Accountants..................................        9

DFA INVESTMENT DIMENSIONS GROUP INC. -- LARGE CAP
  INTERNATIONAL PORTFOLIO
    Schedule of Investments.......................       10
    Statement of Assets and Liabilities...........       21
    Statement of Operations.......................       22
    Statements of Changes in Net Assets...........       23
    Financial Highlights..........................       24
    Notes to Financial Statements.................       25
    Report of Independent Certified Public
     Accountants..................................       29

THE DFA INVESTMENT TRUST COMPANY
    Schedules of Investments......................       30
        The U.S. Large Company Series.............       30
        The U.S. Large Cap Value Series...........       35
        The U.S. Small Cap Series.................       38
        The DFA International Value Series........       56
        The Japanese Small Company Series.........       63
        The Pacific Rim Small Company Series......       72
        The United Kingdom Small Company Series...       81
        The Continental Small Company Series......       87
    Statements of Assets and Liabilities..........      100
    Statements of Operations......................      102
    Statements of Changes in Net Assets...........      104
    Financial Highlights..........................      108
    Notes to Financial Statements.................      112
    Report of Independent Certified Public
     Accountants..................................      118
FUND MANAGEMENT...................................      119

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY
                            SCHEDULES OF INVESTMENTS
                               NOVEMBER 30, 2002
                            THE GLOBAL VALUE SERIES

                                                        VALUE+
                                                        ------
Investment in The U.S. Large Cap Value
 Series of The DFA Investment Trust
 Company (42%) (1,813,324 Shares, Cost
 $25,549,175)...........................              $23,591,345
Investment in The DFA International
 Value Series of The DFA Investment
 Trust Company (58%) (2,542,851 Shares,
 Cost $26,209,208)......................               23,724,800
                                                      -----------
    Total Investments(100%) (Cost
     $51,758,383)++.....................              $47,316,145
                                                      ===========

--------------

++   The cost for federal income tax purposes is $51,828,720.

                        THE GLOBAL LARGE COMPANY SERIES

                                                        VALUE+
                                                        ------
Investment in The U.S. Large Company
  Series of The DFA Investment Trust
  Company (50%) (Cost $10,453,800)......              $10,519,450
Investment in the Large Cap
  International Portfolio of The DFA
  Investment Dimensions Group Inc. (50%)
  (872,155 Shares, Cost $11,878,665)....               10,553,076
                                                      -----------
    Total Investments(100%) (Cost
      $22,332,465)++....................              $21,072,526
                                                      ===========

--------------

++   The cost for federal income tax purposes is $22,808,031.

                        THE GLOBAL SMALL COMPANY SERIES

                                                        VALUE+
                                                        ------
Investment in The U.S. Small Cap Series
  of The DFA Investment Trust Company
  (51%) (2,220,035 Shares, Cost
  $23,497,215)..........................              $22,044,948
Investment in The Japanese Small Company
  Series of The DFA Investment Trust
  Company (14%) (Cost $6,737,312).......                6,050,810
Investment in The Pacific Rim Small
  Company Series of The DFA Investment
  Trust Company (7%) (Cost
  $3,234,759)...........................                2,858,010
Investment in The United Kingdom Small
  Company Series of The DFA Investment
  Trust Company (7%) (Cost
  $3,267,634)...........................                3,166,836
Investment in The Continental Small
  Company Series of The DFA Investment
  Trust Company (21%) (Cost
  $9,210,337)...........................                9,109,030
                                                      -----------
    Total Investments(100%) (Cost
      $45,947,257)++....................              $43,229,634
                                                      ===========

--------------

++   The cost for federal income tax purposes is $45,944,735.

--------------

+    See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                    THE         THE
                                        THE        GLOBAL      GLOBAL
                                       GLOBAL      LARGE       SMALL
                                       VALUE      COMPANY     COMPANY
                                       SERIES      SERIES      SERIES
                                     ----------  ----------  ----------
ASSETS:
Investments at Value...............  $   47,316  $   21,073  $   43,230
Cash...............................          25          13           6
Receivables:
  From Advisor.....................          --           2          --
  Fund Shares Sold.................          45          73          56
                                     ----------  ----------  ----------
    Total Assets...................      47,386      21,161      43,292
                                     ----------  ----------  ----------
LIABILITIES:
Payables:
  Investment Securities
    Purchased......................          45          73          56
  Due to Advisor...................           3          --          11
Accrued Expenses and Other
  Liabilities......................           8           5           5
                                     ----------  ----------  ----------
    Total Liabilities..............          56          78          72
                                     ----------  ----------  ----------
NET ASSETS.........................  $   47,330  $   21,083  $   43,220
                                     ==========  ==========  ==========
SHARES OUTSTANDING $.01 PAR VALUE
  (Unlimited Number of Shares
  Authorized)......................   5,795,611   3,315,406   5,032,734
                                     ==========  ==========  ==========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE.......  $     8.17  $     6.36  $     8.59
                                     ==========  ==========  ==========
Investments at Cost................  $   51,758  $   22,332  $   45,947
                                     ==========  ==========  ==========
NET ASSETS CONSIST OF:
Paid-in Capital....................  $   51,300  $   23,933  $   45,709
Accumulated Net Investment Income
  (Loss)...........................         531         110         388
Accumulated Net Realized Gain
  (Loss)...........................         (59)     (1,700)       (167)
Accumulated Net Realized Foreign
  Exchange Gain (Loss).............          --          --           5
Unrealized Appreciation
  (Depreciation) from Investment
  Securities, Foreign Currency, and
  Futures..........................      (4,442)     (1,260)     (2,715)
                                     ----------  ----------  ----------
    Total Net Assets...............  $   47,330  $   21,083  $   43,220
                                     ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                                THE      THE
                                       THE    GLOBAL   GLOBAL
                                     GLOBAL    LARGE    SMALL
                                      VALUE   COMPANY  COMPANY
                                     SERIES   SERIES   SERIES
                                     -------  -------  -------
INVESTMENT INCOME
  Income Distributions Received
    from The DFA Investment Trust
    Company........................  $   590  $   64   $   178
  Dividends (Net of Foreign Taxes
    Withheld of $0, $0 and $28)....       --     116       271
  Interest.........................       --       2         5
  Income from Securities Lending...       --       1        18
  Expenses Allocated from Master
    Funds..........................       --      (4)      (34)
                                     -------  -------  -------
      Total Investment Income......      590     179       438
                                     -------  -------  -------
EXPENSES
  Accounting & Transfer Agent
    Fees...........................       31      31        35
  Legal Fees.......................        2       1        --
  Audit Fees.......................        5       3         3
  Shareholders' Reports............        8       3         3
  Organizational Costs.............        9       9         9
                                     -------  -------  -------
      Total Expenses...............       55      47        50
      Less: Fees Waived and/or
        Expenses Reimbursed........      (18)    (47)       (9)
                                     -------  -------  -------
  Net Expenses.....................       37      --        41
                                     -------  -------  -------
  NET INVESTMENT INCOME (LOSS).....      553     179       397
                                     -------  -------  -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES
  AND FOREIGN CURRENCY
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company.......       12      --        35
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      (13)   (920)      (41)
  Net Realized Gain (Loss) on
    Futures Transactions...........       --    (170)       --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................       --      --         5
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities..........   (3,671) (1,166)   (2,575)
    Futures........................       --      27        --
  Translation of Foreign Currency
    Denominated Amounts............       --      --         3
                                     -------  -------  -------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................   (3,672) (2,229)   (2,573)
                                     -------  -------  -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................  $(3,119) $(2,050) $(2,176)
                                     =======  =======  =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                  THE                 THE                 THE
                                 GLOBAL           GLOBAL LARGE        GLOBAL SMALL
                              VALUE SERIES       COMPANY SERIES      COMPANY SERIES
                           ------------------  ------------------  ------------------
                             YEAR      YEAR      YEAR      YEAR      YEAR      YEAR
                            ENDED     ENDED     ENDED     ENDED     ENDED     ENDED
                           NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                             2002      2001      2002      2001      2002      2001
                           --------  --------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...  $   553    $  126   $   179    $   30   $   397    $   67
  Capital Gain Distributions
    Received from The DFA
    Investment Trust Company...         12       182        --         1        35        45
  Net Realized Gain (Loss) on
    Investment Securities Sold...      (13)      (51)     (920)     (489)      (41)     (164)
  Net Realized Gain (Loss) on
    Futures..................           --        --      (170)     (114)       --        --
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions.............           --        --        --        --         5        --
  Change in Unrealized
    Appreciation (Depreciation)
    of:
    Investment Securities and
      Foreign Currency.......       (3,671)     (607)   (1,166)     (117)   (2,575)      (80)
    Futures..................           --        --        27         9        --        --
  Translation of Foreign Currency
    Denominated Amounts......           --        --        --        --         3        --
                                   -------    ------   -------    ------   -------    ------
  Net Increase (Decrease) in Net
    Assets Resulting from
    Operations...............       (3,119)     (350)   (2,050)     (680)   (2,176)     (132)
                                   -------    ------   -------    ------   -------    ------
Distributions From:
  Net Investment Income......         (141)      (10)      (97)       (2)      (74)       (4)
  Net Short-Term Gains.......           --        (7)       --        --       (14)      (12)
  Net Long-Term Gains........         (172)      (99)       --        --        --        --
                                   -------    ------   -------    ------   -------    ------
    Total Distributions......         (313)     (116)      (97)       (2)      (88)      (16)
                                   -------    ------   -------    ------   -------    ------
Capital Share Transactions (1):
  Shares Issued..............       41,549     6,964    15,744     8,337    38,614     6,185
  Shares Issued in Lieu of Cash
    Distributions............          292       113        82         2        75        13
  Shares Redeemed............          (17)     (311)       --      (443)       --       (14)
                                   -------    ------   -------    ------   -------    ------
  Net Increase (Decrease) from
    Capital Share Transactions...   41,824     6,766    15,826     7,896    38,689     6,184
                                   -------    ------   -------    ------   -------    ------
    Total Increase (Decrease)...    38,392     6,300    13,679     7,214    36,425     6,036
NET ASSETS
  Beginning of Period........        8,938     2,638     7,404       190     6,795       759
                                   -------    ------   -------    ------   -------    ------
  End of Period..............      $47,330    $8,938   $21,083    $7,404   $43,220    $6,795
                                   =======    ======   =======    ======   =======    ======
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............        4,779       729     2,313     1,023     4,276       666
   Shares Issued in Lieu of Cash
     Distributions...........           34        12        11        --         9         1
   Shares Redeemed...........           (2)      (33)       --       (53)       --        (2)
                                   -------    ------   -------    ------   -------    ------
                                     4,811       708     2,324       970     4,285       665
                                   =======    ======   =======    ======   =======    ======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          THE GLOBAL                      THE GLOBAL LARGE
                                                         VALUE SERIES                      COMPANY SERIES
                                          -------------------------------------------  ----------------------
                                             YEAR       YEAR       YEAR      AUG. 27      YEAR        YEAR
                                            ENDED       ENDED      ENDED       TO        ENDED       ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                             2002       2001       2000       1999        2002        2001
-------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....  $  9.07      $  9.52   $   9.67   $  10.00    $   7.47    $   8.91
                                          -------      -------   --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................     0.11         0.15       0.14       0.06        0.10        0.10
  Net Gain (Loss) on Securities
    (Realized and Unrealized)...........    (0.72)       (0.18)     (0.01)     (0.39)      (1.12)      (1.46)
                                          -------      -------   --------   --------    --------    --------
    Total from Investrment Operations...    (0.61)       (0.03)      0.13      (0.33)      (1.02)      (1.36)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................    (0.13)       (0.04)     (0.18)        --       (0.09)      (0.08)
  Net Realized Gains....................    (0.16)       (0.38)     (0.10)        --          --          --
                                          -------      -------   --------   --------    --------    --------
    Total Distributions.................    (0.29)       (0.42)     (0.28)        --       (0.09)      (0.08)
-------------------------------------------------------------------------------------------------------------
Net Asset Value End of Period...........  $  8.17      $  9.07   $   9.52   $   9.67    $   6.36    $   7.47
=============================================================================================================
Total Return............................    (6.84)%      (0.49)%     1.39%     (3.30)%#    (13.80)%    (15.41)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $47,330      $ 8,938   $  2,638   $    917    $ 21,083    $  7,404
Ratio of Expenses to Average Net Assets
  (1)...................................    0.375%       0.375%      0.47%      0.50%*      0.25%       0.25%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1).........................    0.465%       0.805%      2.03%      5.22%*      0.57%       0.88%
Ratio of Net Investment Income to
  Average Net Assets....................     2.17%        2.21%      2.18%      2.62%*      1.01%       0.44%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........     2.08%        1.78%      0.62%     (2.32)%*      0.69%     (0.19)%
Portfolio Turnover Rate.................      N/A          N/A        N/A        N/A         N/A         N/A
-------------------------------------------------------------------------------------------------------------

                                          THE GLOBAL LARGE    THE GLOBAL SMALL
                                          COMPANY SERIES       COMPANY SERIES
                                          -----------  -------------------------------
                                            AUG. 21      YEAR       YEAR      AUG. 21
                                              TO         ENDED      ENDED       TO
                                           NOV. 30,    NOV. 30,   NOV. 30,   NOV. 30,
                                             2000        2002       2001       2000
----------------------------------------
Net Asset Value, Beginning of Period....   $ 10.00      $  9.08    $  9.10    $10.00
                                           -------      -------    -------    ------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................      0.02         0.10       0.10      0.04
  Net Gain (Loss) on Securities
    (Realized and Unrealized)...........     (1.11)       (0.47)      0.07     (0.92)
                                           -------      -------    -------    ------
    Total from Investrment Operations...     (1.09)       (0.37)      0.17     (0.88)
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --        (0.10)     (0.05)    (0.02)
  Net Realized Gains....................        --        (0.02)     (0.14)       --
                                           -------      -------    -------    ------
    Total Distributions.................        --        (0.12)     (0.19)    (0.02)
----------------------------------------
Net Asset Value End of Period...........   $  8.91      $  8.59    $  9.08    $ 9.10
========================================
Total Return............................    (10.90)%#     (4.20)%     1.87%    (8.80)%#
----------------------------------------
Net Assets, End of Period (thousands)...   $   190      $43,220    $ 6,795    $  759
Ratio of Expenses to Average Net Assets
  (1)...................................      0.25%*      0.375%     0.375%    0.375%*
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1).........................      3.37%*      0.455%     1.065%     2.55%*
Ratio of Net Investment Income to
  Average Net Assets....................      0.63%*       1.81%      1.98%     2.62%*
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........     (2.49)%*      1.73%      1.29%     0.45%*
Portfolio Turnover Rate.................       N/A          N/A        N/A       N/A
----------------------------------------

  *  Annualized
  #  Non-annualized
(1) Represents the combined ratio for the Series and its respective pro-rata share of its Master Fund Series'
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust" or "ITC") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-five investment portfolios, of which three (the "Global Funds" or "Feeder Funds") are presented in this section of the report and eight (the "Master Funds") are presented elsewhere in this report.

    The Global Funds achieve their investment objectives by investing in other series within the Trust or a portfolio of DFA Investment Dimensions Group Inc. ("IDG") (collectively, the "Master Funds").

GLOBAL FUND (FEEDER FUND)                 MASTER FUNDS
-------------------------                 ------------
The Global Value Series                   The U.S. Large Cap Value Series (ITC)
                                          The DFA International Value Series (ITC)
The Global Large Company Series           The U.S. Large Company Series (ITC)
                                          Large Cap International Portfolio (IDG)
The Global Small Company Series           The U.S. Small Cap Series (ITC)
                                          The Japanese Small Company Series (ITC)
                                          The United Kingdom Small Company
                                          Series (ITC)
                                          The Pacific Rim Small Company Series (ITC)
                                          The Continental Small Company Series (ITC)

    At November 30, 2002, all of the Global Funds owned less than one percent of its Master Funds' net assets.

    The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of the Global Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Master Funds held by the Global Funds are valued at their respective daily net asset values where the Master Funds are organized as regulated investment companies for federal income tax purposes. The U.S. Large Company Series, The Japanese Small Company Series, The United Kingdom Small Company Series, The Pacific Rim Small Company Series and The Continental Small Company Series are organized as partnerships (the "Partnerships"). The Global Funds reflect their proportionate interest in the net assets of those corresponding Master Funds.

    2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    3. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The Global Large Company Series and The Global Small Company Series each accrue their respective share of income and expenses daily on their investment in their corresponding Partnerships. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Partnerships are allocated pro-rata among its investors at the time of such determination.

    4. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Master Funds. The Global Funds are not subject to a management fee.

    Effective August 21, 2000, the Advisor has agreed to reimburse the Global Funds to the extent necessary to keep the annual combined expenses of the Feeder Funds and their respective Master Funds to not more than the following percentages of average daily net assets:

The Global Large Company Series...................  0.250 of 1%
The Global Small Company Series...................  0.375 of 1%

    Also, effective August 24, 2000, the Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.375 of 1% of average daily net assets. Until August 24, 2000, the Advisor had agreed to reimburse The Global Value Series to the extext necessary to keep the annual combined expenses of the Feeder Fund and its respective Master Funds to not more than 0.50 of 1% of average daily net assets.

    Certain officers of the Global Funds are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The Global Value Series...........................    $95
The Global Large Company Series...................     58
The Global Small Company Series...................     72

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since it is the intention of the Global Funds to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  -----------
The Global Value Series............          --            $(4,513)        $(4,513)
The Global Large Company Series....        $ 81             (1,817)         (1,736)
The Global Small Company Series....         139             (2,854)         (2,715)

    At November 30, 2002, the following Global Funds had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                 EXPIRES ON NOVEMBER 30
                                ------------------------
                                2008  2009  2010  TOTAL
                                ----  ----  ----  ------
The Global Large Company
  Series......................  $ 8   $556  $625  $1,189
The Global Small Company
  Series......................   16    128    41     185

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. There were no borrowings under the discretionary line of credit by the Global Funds during the year ended November 30, 2002.

    The Global Funds, together with other Dimensional-advised portfolios, have also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Global Funds under the line of credit with the international custodian bank during the year ended November 30, 2002.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE GLOBAL FUNDS, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Global Value Series, The Global Large Company Series and The Global Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Global Funds") at November 30, 2002, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Global Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                       LARGE CAP INTERNATIONAL PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (26.2%)
COMMON STOCKS -- (26.2%)
 #3I Group P.L.C........................      33,995   $    314,734
 *AWG P.L.C.............................       9,933         62,673
 Aegis Group P.L.C......................      66,140         87,992
 Aggreko P.L.C..........................      11,000         25,161
 Airtours P.L.C.........................      22,000         10,099
 Amec P.L.C.............................      14,444         42,253
 Amey P.L.C.............................      10,000          4,746
 Amvescap P.L.C.........................      44,400        327,471
 *Arm Holdings P.L.C....................      57,000         59,867
 Associated British Ports Holdings
   P.L.C................................      18,400        114,522
 Aviva P.L.C............................     129,085      1,101,702
 BAA P.L.C..............................      61,005        497,403
 BAE Systems P.L.C......................     183,247        482,589
 BBA Group P.L.C........................      22,725         72,489
 BG Group P.L.C.........................     210,980        794,454
 BICC P.L.C.............................      23,645         60,799
 BOC Group P.L.C........................      28,628        398,681
 BP Amoco P.L.C.........................   1,154,366      7,517,108
 BPB P.L.C..............................      29,300        125,717
 BT Group P.L.C.........................     524,725      1,714,600
 *BTG P.L.C.............................       4,000          6,598
 Barclays P.L.C.........................     402,862      2,914,883
 Barratt Developments P.L.C.............      13,000         81,924
 Berkeley Group P.L.C...................       6,580         57,848
 Boots Co., P.L.C.......................      50,869        451,565
 Brambles Industries P.L.C..............      40,055         92,242
 *British Airways P.L.C.................      61,000        156,612
 British American Tobacco P.L.C.........     129,799      1,171,416
 British Land Co. P.L.C.................      30,984        211,648
 *British Sky Broadcasting Group
   P.L.C................................     112,600      1,151,107
 Bunzl P.L.C............................      26,281        174,615
 CMG P.L.C..............................      26,000         33,376
 Cable and Wireless P.L.C...............     140,670        179,485
 Cadbury Schweppes P.L.C................     124,043        804,860
 Canary Wharf Group P.L.C...............      35,100        145,278
 Capita Group P.L.C.....................      37,000        157,172
 Carlton Communications P.L.C...........      37,923        100,610
 *Celltech P.L.C........................      16,000         83,713
 Centrica P.L.C.........................     252,552        664,124
 Chubb P.L.C............................      40,000         59,906
 Close Brothers Group P.L.C.............       8,600         75,606
 Compass Group P.L.C....................     133,612        655,929
 *Corus Group P.L.C.....................     176,384         94,001
 De la Rue P.L.C........................       7,250         30,572
 Diageo P.L.C...........................     196,142      2,043,304
 Dixons Group P.L.C.....................     112,275        301,359
 EMI Group P.L.C........................      43,888        112,679
 Electrocomponents P.L.C................      21,117        115,004
 FKI P.L.C..............................      24,475         36,465
 Firstgroup P.L.C.......................      23,000         82,134
 GKN P.L.C..............................      41,380        153,886
 Glaxosmithkline P.L.C..................     364,489      6,822,788
 Granada Compass P.L.C..................     167,171        248,414
 Great Portland Estates P.L.C...........       8,160         28,124
 Great Universal Stores P.L.C...........      61,785        566,253
                                            SHARES        VALUE+
                                            ------        ------
 HBOS P.L.C.............................     226,770   $  2,457,642
 HSBC Holdings P.L.C....................     566,041      6,715,828
 Hammerson P.L.C........................      14,200        108,930
 Hanson P.L.C...........................      41,500        209,221
 Hays P.L.C.............................      97,666        150,070
 Hilton Group P.L.C.....................      89,000        255,158
 IMI P.L.C..............................      21,000         90,431
 Imperial Chemical Industries P.L.C.....      67,109        261,316
 Imperial Tobacco Group P.L.C...........      43,612        619,568
 *International Power P.L.C.............      56,702         93,743
 Johnson Matthey P.L.C..................      11,461        153,367
 Kelda Group P.L.C......................      23,500        137,855
 Kidde P.L.C............................      46,000         51,356
 Kingfisher P.L.C.......................     157,352        542,935
 Land Securities Group P.L.C............      26,651        320,971
 Legal and General Group P.L.C..........     389,164        696,374
 Lloyds TSB Group P.L.C.................     340,956      2,878,127
 Logica P.L.C...........................      20,664         55,545
 Man Group P.L.C........................      17,298        240,358
 Marks & Spencer Group P.L.C............     154,505        824,610
 Misys P.L.C............................      32,060        118,728
 National Grid Group P.L.C..............     169,790      1,139,339
 Next P.L.C.............................      18,010        235,399
 Novar P.L.C............................      20,057         32,925
 Nycomed Amersham P.L.C.................      41,700        375,038
 Ocean Group P.L.C......................      16,952        201,788
 P & 0 Princess Cruises P.L.C...........      25,405        196,861
 Pearson P.L.C..........................      48,469        557,717
 Peninsular & Oriental Steam Navigation
   P.L.C................................      38,260        108,945
 Pilkington P.L.C.......................      57,178         57,163
 Provident Financial P.L.C..............      14,113        151,084
 Prudential Corp. P.L.C.................     121,866      1,015,439
 RMC Group P.L.C........................      16,000        104,813
 Rank Group P.L.C.......................      33,332        146,259
 Reckitt Benckiser P.L.C................      37,995        660,376
 Reed International P.L.C...............      75,700        665,512
 Rentokill Initial P.L.C................     112,200        367,500
 Reuters Holdings Group P.L.C...........      80,040        292,676
 Rexam P.L.C............................      24,770        148,388
 Rio Tinto P.L.C........................      64,814      1,313,081
 Rolls-Royce P.L.C......................      93,733        189,604
 Royal & Sun Alliance Insurance Group
   P.L.C................................      82,838        189,800
 Royal Bank of Scotland Group P.L.C.....     173,237      4,442,318
 Royal Bank of Scotland P.L.C...........      98,676         83,296
 Safeway P.L.C..........................      60,827        206,331
 Sage Group P.L.C.......................      71,920        175,416
 Sainsbury (J.) P.L.C...................     113,005        519,597
 Schroders P.L.C........................      13,000        118,941
 Scottish & Newcastle P.L.C.............      52,891        371,168
 Scottish Hydro-Electric P.L.C..........      50,800        489,685
 Scottish Power P.L.C...................     111,780        587,885
 Securicor P.L.C........................      26,000         31,556
 Seibe P.L.C............................     199,571        204,953
 Serco Group P.L.C......................      24,619         70,294
 Seton Healthcare Group P.L.C...........       7,000         29,409
 Severn Trent P.L.C.....................      19,300        186,492
 Shell Transport & Trading Co., P.L.C...     587,125      3,809,592

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Signet Group P.L.C.....................     102,661   $    139,374
 Six Continents P.L.C...................      51,828        455,643
 Slough Estates P.L.C...................      21,300        112,272
 Smith & Nephew P.L.C...................      52,211        305,871
 Smiths Industries P.L.C................      33,199        383,818
 Spirent P.L.C..........................      47,960         11,679
 Stagecoach Holdings P.L.C..............      60,505         16,946
 *TI Automotive, Ltd. Series A P.L.C....      18,000              0
 Tate & Lyle P.L.C......................      27,100        134,937
 Taylor Woodrow P.L.C...................      28,234         78,639
 Tesco P.L.C............................     424,074      1,339,521
 Unilever P.L.C.........................     174,328      1,552,939
 United Business Media P.L.C............      17,000         82,927
 United Utilities P.L.C.................      31,300        293,192
 Vodafone Group P.L.C...................   4,082,244      7,749,445
 WPP Group P.L.C........................      69,300        587,142
 Whitbread P.L.C........................      15,356        135,479
 Wimpey (George) P.L.C..................      16,900         63,112
 Wolseley P.L.C.........................      33,944        288,382
 Zeneca Group P.L.C.....................     103,400      3,935,399
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $97,716,915)....................                 88,006,050
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $22,217).......................                     22,030
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $97,739,132)....................                 88,028,080
                                                       ------------
JAPAN -- (20.1%)
COMMON STOCKS -- (20.1%)
 Acom Co., Ltd..........................       6,300        239,628
 Aderans Co., Ltd.......................       1,000         22,773
 Advantest Corp.........................       4,170        211,368
 Aeon Credit Service, Ltd...............       2,000         76,725
 Aiful Corp.............................       4,050        195,037
 Ajinomoto Co., Inc.....................      30,000        300,208
 *#All Nippon Airways Co., Ltd..........      59,000        112,207
 Alps Electric Co., Ltd.................       7,000         95,531
 Amada Co., Ltd.........................      13,000         40,958
 Amano Corp.............................       3,000         20,397
 Anritsu Corp...........................       3,000         14,080
 Aoyama Trading Co., Ltd................       2,600         32,703
 Ariake Japan Co., Ltd..................       1,000         29,139
 Asahi Breweries, Ltd...................      24,000        142,023
 Asahi Glass Co., Ltd...................      49,000        316,761
 #Asahi Kasei Corp......................      68,000        159,850
 Asatsu-Dk, Inc.........................       1,700         31,637
 *Ashikaga Bank, Ltd....................      23,000         26,282
 Autobacs Seven Co., Ltd................       1,800         37,318
 Avex Inc...............................       1,000         12,260
 Bank of Yokohama, Ltd..................      54,000        217,296
 Banyu Pharmaceutical Co., Ltd..........      10,000         86,357
 Bellsystem24, Inc......................         170         30,804
 Benesse Corp...........................       5,000         61,217
 Bridgestone Corp.......................      36,000        481,606
 CSK Corp...............................       3,600         88,152
 Canon, Inc.............................      38,000      1,448,475
 Capcom Co., Ltd........................       2,000         40,322
 Casio Computer Co., Ltd................      11,000         65,992
 #Central Japan Railway Co..............          98        612,725
 Chiba Bank, Ltd........................      32,000         96,119
                                            SHARES        VALUE+
                                            ------        ------
 Chubu Electric Power Co., Ltd..........      32,300   $    545,737
 Chugai Pharmaceutical Co., Ltd.........       9,800         80,390
 Citizen Watch Co., Ltd.................      12,000         59,454
 Coca-Cola West Japan Co., Ltd..........       3,600         56,711
 Credit Saison Co., Ltd.................       7,600        139,885
 *Dai Nippon Ink & Chemicals, Inc.......      37,000         62,817
 Dai Nippon Printing Co., Ltd...........      32,000        379,774
 *#Dai Nippon Screen Mfg. Co., Ltd......       7,000         27,254
 Daicel Chemical Industries, Ltd........      14,000         38,052
 *#Daiei, Inc...........................      12,000         13,517
 Daifuku Co., Ltd.......................       3,000          8,889
 Dai-Ichi Pharmaceutical Co., Ltd.......      13,000        195,241
 Daikin Industries, Ltd.................      11,000        180,468
 Daimaru, Inc...........................      12,000         40,354
 Daito Trust Construction Co., Ltd......       5,800        116,222
 Daiwa House Industry Co., Ltd..........      23,000        122,964
 Daiwa Securities Co., Ltd..............      56,000        256,426
 Denki Kagaku Kogyo KK..................      22,000         49,561
 Denso Corp.............................      39,700        639,659
 Dowa Mining Co., Ltd...................      11,000         44,713
 East Japan Railway Co..................         173        816,177
 Ebara Corp.............................      13,000         45,415
 Elsai Co., Ltd.........................      13,000        267,926
 Familymart Co., Ltd....................       4,200         85,704
 Fanuc, Ltd.............................      10,300        494,339
 Fast Retailing Co., Ltd................       4,000        143,329
 Fuji Electric Co., Ltd.................      31,000         59,209
 Fuji Photo Film Co., Ltd...............      22,000        714,688
 Fuji Soft ABC, Inc.....................       1,000         19,508
 Fuji Television Network, Inc...........          47        194,115
 Fujikura, Ltd..........................      17,000         44,680
 Fujisawa Pharmaceutical Co., Ltd.......      14,000        303,963
 Fujitsu Support & Service, Inc.........       2,000         28,764
 Fujitsu, Ltd...........................      86,000        307,456
 Fukuoka Bank, Ltd......................      30,000        114,108
 Furukawa Electric Co., Ltd.............      30,000         73,215
 General Sekiyu KK......................      24,000        155,344
 Gunma Bank, Ltd........................      20,000         86,846
 Gunze, Ltd.............................       8,000         27,295
 Hankyu Department Stores, Inc..........       7,000         39,652
 Hino Motors, Ltd.......................      22,000         68,237
 Hirose Electric Co., Ltd...............       1,900        140,505
 Hitachi Cable, Ltd.....................      10,000         25,793
 Hitachi Software Engineering Co.,
   Ltd..................................       2,000         54,197
 *Hitachi Zosen Corp....................      40,000          8,815
 Hitachi, Ltd...........................     139,000        591,103
 *Hokuriku Bank, Ltd....................      38,000         56,450
 Honda Motor Co., Ltd...................      42,700      1,610,202
 House Foods Corp.......................       4,000         36,436
 Hoya Corp..............................       5,000        340,366
 Isetan Co., Ltd........................      10,000         76,644
 *Ishihara Sangyo Kaisha, Ltd...........      12,000         13,517
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................      58,000         62,490
 Ito En, Ltd............................       1,600         49,757
 Itochu Corp............................      64,000        147,313
 Itochu Techno-Science Corp.............       2,000         44,648
 Ito-Yokado Co., Ltd....................      18,000        618,536
 *JFE Holdings, Inc.....................      24,500        288,165
 JGC Corp...............................      12,000         71,403
 *Japan Airlines System Corp............      84,000        188,548

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Joyo Bank, Ltd.........................      39,000   $    106,322
 Jsr Corp., Tokyo.......................      11,000        108,191
 Jusco Co., Ltd.........................      15,000        368,526
 #Kajima Corp...........................      40,000        100,559
 #Kaken Pharmaceutical Co., Ltd.........       3,000         11,362
 Kamigumi Co., Ltd......................      10,000         44,648
 *Kanebo, Ltd...........................      19,000         20,161
 Kaneka Corp............................      17,000         95,188
 Kansai Electric Power Co., Inc.........      42,400        586,952
 Kao Corp...............................      26,000        558,136
 Katokichi Co., Ltd.....................       2,000         27,964
 *Kawasaki Heavy Industries, Ltd........      67,000         55,781
 Kawasaki Kisen Kaisha, Ltd.............      23,000         37,171
 Keihin Electric Express Railway Co.,
   Ltd..................................      24,000        107,546
 Keio Electric Railway Co., Ltd.........      25,000        134,269
 Keyence Corp...........................       1,800        322,344
 Kikkoman Corp..........................       9,000         58,034
 Kinden Corp............................       9,000         28,503
 *Kinki Nippon Railway Co., Ltd.........      78,280        175,709
 Kirin Brewery Co., Ltd.................      41,000        246,974
 Kokuyo Co., Ltd........................       6,000         50,590
 Komatsu, Ltd...........................      46,000        164,078
 Komori Corp............................       2,000         18,724
 Konami Co., Ltd........................       6,200        160,927
 Konica Corp............................      16,000        115,447
 Koyo Seiko Co..........................       6,000         26,397
 Kubota Corp............................      68,000        182,051
 Kuraray Co., Ltd.......................      17,000        103,514
 Kurita Water Industries, Ltd...........       5,000         48,117
 Kyocera Corp...........................       8,200        545,484
 Kyowa Exeo Corp........................       5,000         13,672
 #Kyowa Hakko Kogyo Co., Ltd............      19,000         77,697
 Kyushu Electric Power Co., Inc.........      20,800        283,864
 Lawson Inc.............................       4,700        126,980
 Mabuchi Motor Co., Ltd.................       1,800        167,490
 Makita Corp............................       7,000         51,137
 *#Marubeni Corp........................      72,000         66,408
 Marui Co., Ltd.........................      17,000        169,979
 Matsushita Electric Industrial Co.,
   Ltd..................................     107,188      1,099,745
 Matsushita Electric Works, Ltd.........      32,000        189,103
 Meiji Milk Products Co., Ltd...........      10,000         32,486
 Meiji Seika Kaisha, Ltd. Tokyo.........      17,000         45,790
 Meitec Corp............................       1,000         24,242
 *Millea Holdings, Inc..................          65        500,306
 Minebea Co., Ltd.......................      18,000         78,896
 *Mitsubishi Chemical Corp..............     103,000        211,019
 Mitsubishi Corp........................      68,000        428,486
 *Mitsubishi Electric Corp..............      89,000        252,802
 Mitsubishi Estate Co., Ltd.............      57,000        425,703
 Mitsubishi Gas Chemical Co., Inc.......      18,000         24,830
 Mitsubishi Heavy Industries, Ltd.......     141,000        357,923
 Mitsubishi Logistics Corp..............       7,000         36,053
 *Mitsubishi Materials Corp.............      50,000         56,320
 *Mitsubishi Paper Mills, Ltd...........      13,000         15,068
 Mitsubishi Rayon Co., Ltd..............      30,000         67,828
 Mitsubishi Tokyo Financial Group,
   Inc..................................         252      1,527,535
 Mitsui & Co., Ltd......................      66,000        334,000
 Mitsui Chemicals, Inc..................      30,000        126,107
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................      36,000         31,147
 Mitsui Fudosan Co., Ltd................      34,000        244,215
                                            SHARES        VALUE+
                                            ------        ------
 Mitsui Marine & Fire Insurance Co.,
   Ltd..................................      64,790   $    281,868
 Mitsui Mining and Smelting Co., Ltd....      26,000         65,151
 Mitsui O.S.K. Lines, Ltd...............      46,000         85,230
 #Mitsui Trust Holdings.................      35,000         55,136
 #Mitsukoshi, Ltd.......................      23,000         49,186
 Mitsumi Electric Co., Ltd..............       2,000         20,357
 Mizuho Holdings, Inc...................         413        461,829
 Mori Seiki Co., Ltd....................       4,000         21,842
 Murata Manufacturing Co., Ltd..........      11,000        515,365
 NEC Corp...............................      69,000        294,552
 NGK Insulators, Ltd....................      16,000         89,328
 NGK Spark Plug Co., Ltd................      11,000         76,227
 NSK, Ltd...............................      23,000         63,641
 NTN Corp...............................      22,000         74,521
 NTT Data Corp..........................         123        369,457
 *NTT Docomo, Inc.......................         520      1,052,606
 Namco, Ltd.............................       2,200         35,483
 *Net One Systems Co., Ltd..............           9         44,297
 Nichiei Co., Ltd.......................       2,100          7,542
 Nichirei Corp..........................      13,000         38,518
 Nidec Corp.............................       3,000        196,384
 Nikko Cordial Corp.....................      80,000        308,207
 *Nikon Corp............................      16,000        129,551
 Nintendo Co., Ltd., Kyoto..............       6,200        657,878
 Nippon COMSYS Corp.....................       5,000         19,549
 Nippon Express Co., Ltd................      51,000        206,889
 Nippon Kayaku Co., Ltd.................       5,000         19,345
 Nippon Meat Packers, Inc., Osaka.......      10,000         89,540
 *Nippon Mining Holdings, Inc...........      26,500         34,392
 Nippon Mitsubishi Oil Corp.............      69,000        275,966
 Nippon Sanso Corp......................       8,000         25,466
 Nippon Sheet Glass Co., Ltd............      20,000         40,975
 Nippon Shokubai Co., Ltd...............       9,000         38,787
 Nippon Steel Corp......................     284,000        345,394
 *Nippon System Development Co., Ltd....         900         14,141
 Nippon Telegraph & Telephone Corp......         708      2,785,422
 Nippon Unipac Holding..................          47        212,913
 Nippon Yusen KK........................      57,000        176,795
 #Nishimatsu Construction Co., Ltd......      10,000         28,894
 Nissan Chemical Industries, Ltd........       7,000         25,483
 Nissan Motor Co., Ltd..................     198,200      1,580,552
 Nisshin Seifun Group, Inc..............       9,000         58,621
 Nisshinbo Industries, Inc..............       9,000         34,820
 Nissin Food Products Co., Ltd..........       6,000        127,576
 Nitto Denko Corp.......................       8,000        232,461
 Nomura Securities Co., Ltd.............      86,000      1,034,681
 Noritake Co., Ltd......................       4,000         11,101
 Obayashi Corp..........................      33,000         72,726
 Obic Co., Ltd..........................         300         48,484
 Oji Paper Co., Ltd.....................      48,000        204,905
 *Oki Electric Industry Co., Ltd........      17,000         30,527
 Okumura Corp...........................      11,000         32,323
 Olympus Optical Co., Ltd...............      12,000        196,874
 Omron Corp.............................      11,000        160,715
 Onward Kashiyama Co., Ltd..............       8,000         60,205
 Oracle Corp. Japan.....................       5,600        164,094
 *Orient Corp...........................      31,000         12,905
 Oriental Land Co., Ltd.................       4,300        260,074
 Orix Corp..............................       3,860        258,667
 Osaka Gas Co., Ltd.....................     103,000        241,285

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Paris Miki, Inc........................       1,900   $     31,947
 Pioneer Electronic Corp................       8,000        156,715
 Promise Co., Ltd.......................       5,000        184,467
 Q.P. Corp..............................       6,000         47,994
 *Resona Holdings, Inc..................     226,000        127,282
 #Ricoh Co., Ltd., Tokyo................      31,000        523,772
 Rohm Co., Ltd..........................       5,200        722,393
 SMC Corp...............................       3,000        275,721
 Saizeriya Co., Ltd.....................       1,300         16,977
 Sanden Corp............................       3,000          8,815
 Sankyo Co., Ltd........................      19,000        214,635
 Sanrio Co., Ltd........................       3,000         15,843
 Sanyo Electric Co., Ltd................      78,000        229,833
 Sapporo Breweries, Ltd.................      11,000         18,675
 Secom Co., Ltd.........................      10,000        347,712
 *#Sega Enterprises, Ltd................       7,300         78,592
 Seino Transportation Co., Ltd..........       7,000         42,338
 *Seiyu, Ltd............................      12,000         36,143
 Sekisui Chemical Co., Ltd..............      20,000         52,075
 Sekisui House, Ltd.....................      30,000        217,443
 Seven-Eleven Japan Co., Ltd............      36,000      1,107,782
 Seventy-seven (77) Bank, Ltd...........      16,000         60,074
 Sharp Corp. Osaka......................      49,000        532,335
 Shimachu Co., Ltd......................       2,200         43,546
 Shimamura Co., Ltd.....................       1,700        109,897
 Shimano, Inc...........................       5,000         71,787
 #Shimizu Corp..........................      38,000         97,392
 Shin-Etsu Chemical Co., Ltd............      18,300        651,251
 Shionogi & Co., Ltd....................      15,000        205,811
 Shiseido Co., Ltd......................      19,000        225,801
 Shizuoka Bank, Ltd.....................      31,000        193,821
 *Showa Denko KK........................      49,000         59,593
 Showa Shell Sekiyu KK..................      18,000        110,337
 Skylark Co., Ltd.......................       5,000         71,828
 *Snow Brand Milk Products Co., Ltd.....       5,000          7,183
 #Softbank Corp.........................      15,800        179,260
 #Sony Corp.............................      40,300      1,782,851
 Stanley Electric Co., Ltd..............       7,000         82,618
 Sumitomo Bakelite Co., Ltd.............       9,000         41,358
 Sumitomo Bank, Ltd.....................     250,400        799,138
 Sumitomo Chemical Co., Ltd.............      77,000        277,794
 Sumitomo Corp..........................      50,000        217,932
 Sumitomo Electric Industries, Ltd......      35,000        222,544
 Sumitomo Forestry Co., Ltd.............       6,000         33,106
 *Sumitomo Heavy Industries, Ltd........      17,000         10,684
 *Sumitomo Metal Industries, Ltd.
   Osaka................................     163,000         59,870
 Sumitomo Metal Mining Co., Ltd.........      24,000         80,121
 Sumitomo Osaka Cement Co., Ltd.........      14,000         17,484
 Sumitomo Realty & Development Co.,
   Ltd..................................      15,000         64,523
 Sumitomo Trust & Banking Co., Ltd......      63,000        274,595
 Suruga Bank, Ltd.......................       7,000         30,853
 Suzuken Co., Ltd.......................       3,400         79,370
 TDK Corp...............................       5,800        256,116
 THK Co., Ltd...........................       4,000         53,153
 Taiheiyo Cement Corp...................      45,000         63,176
 Taisei Corp............................      46,000         77,721
 Taisho Pharmaceutical Co., Ltd.........      16,000        250,353
 Taiyo Yuden Co., Ltd...................       5,000         62,401
 #Takara Shuzo Co., Ltd.................      10,000         47,586
 Takashimaya Co., Ltd...................      12,000         46,623
                                            SHARES        VALUE+
                                            ------        ------
 Takeda Chemical Industries, Ltd........      39,000   $  1,639,391
 Takefuji Corp..........................       6,460        354,334
 Takuma Co., Ltd........................       2,000         13,174
 Teijin, Ltd............................      43,000        105,644
 Teikoku Oil Co., Ltd...................      12,000         43,978
 Terumo Corp............................       9,000        120,548
 *Tobu Railway Co., Ltd.................      36,000         94,617
 Toda Corp..............................      14,000         23,540
 Toho Co., Ltd..........................       8,000         77,705
 Tohuku Electric Power Co., Inc.........      21,200        292,957
 Tokyo Broadcasting System, Inc.........       8,000        114,925
 Tokyo Electric Power Co., Ltd..........      59,300      1,006,766
 Tokyo Electron, Ltd....................       7,300        371,212
 Tokyo Gas Co., Ltd.....................     117,000        348,569
 Tokyo Style Co., Ltd...................       4,000         33,171
 Tokyu Corp.............................      53,000        184,720
 Toppan Printing Co., Ltd...............      31,000        228,486
 Toray Industries, Inc..................      66,000        149,761
 Toshiba Corp...........................     140,000        455,944
 Tosoh Corp.............................      22,000         49,741
 Tostem Inax Holding Corp...............      15,240        208,234
 Toto, Ltd..............................      16,000         55,112
 Toyo Information System Co., Ltd.......       2,000         32,894
 Toyo Seikan Kaisha, Ltd................       9,300        101,566
 Toyobo Co., Ltd........................      26,000         33,318
 Toyoda Gosei Co., Ltd..................       5,400        100,935
 Toyota Industries Corp.................      13,700        204,524
 Toyota Motor Corp......................     158,400      4,163,146
 Trans Cosmos, Inc......................       1,000         13,182
 *Trend Micro Inc.......................       5,000        115,088
 *#UFJ Holdings, Inc....................         213        219,203
 UNY Co., Ltd...........................       9,000         83,378
 *Ube Industries, Ltd...................      37,000         37,448
 Uni-Charm Corp.........................       3,000        109,211
 Union Tool Co..........................         800         20,047
 Ushio Inc..............................       5,000         56,769
 Wacoal Corp............................       7,000         56,793
 World Co., Ltd.........................       2,000         36,893
 Yakult Honsha Co., Ltd.................       8,000         89,785
 Yamada Denki Co., Ltd..................       3,000         70,400
 Yamaha Corp............................       9,000         86,904
 #Yamaha Motor Co., Ltd.................      10,000         76,970
 Yamanouchi Pharmaceutical Co., Ltd.....      15,000        408,929
 Yamato Transport Co., Ltd..............      19,000        280,545
 Yamazaki Baking Co., Ltd...............       9,000         49,292
 #Yasuda Fire & Marine Insurance Co.,
   Ltd..................................      43,000        241,472
 Yokogawa Electric Corp.................      12,000         77,378
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $106,291,514)...................                 67,500,738
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $29,854).......................                     29,726
                                                       ------------
TOTAL -- JAPAN
  (Cost $106,321,368)...................                 67,530,464
                                                       ------------
FRANCE -- (8.9%)
COMMON STOCKS -- (8.9%)
 AXA....................................      75,264      1,209,153
 Accor SA...............................       9,340        327,326
 Air France.............................       5,000         62,173

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Air Liquide Prime DeFidelite 2003......       4,348   $    575,198
 Air Liquide SA.........................       1,300        174,711
 Air Liquide Prime Fidelite 2002........       5,918        782,893
 Alcatel SA.............................      53,300        304,871
 *Alstom SA.............................      12,944         97,087
 #Altran Technologies SA................       4,100         32,261
 #Arcelor SA............................      10,700        140,501
 *Atos Origin...........................       2,000         70,430
 Aventis................................      34,465      1,918,227
 BNP Paribas SA.........................      38,738      1,579,948
 Bouygues...............................      14,570        431,189
 *Business Objects SA...................       2,800         58,270
 Cap Gemini SA..........................       5,850        187,210
 Carrefour..............................      31,150      1,368,386
 #Casino Guichard Perrachon.............       4,400        301,136
 Cie Generale D'Optique Essilor
   Intenational SA......................       4,300        171,186
 *Club Mediterranee SA..................         700         17,130
 Compagnie de Saint-Gobain..............      15,136        457,275
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       1,090         85,388
 Dassault Systemes SA...................       5,000        141,456
 #France Telecom SA.....................      50,752        908,756
 Generale des Establissements Michelin
   SA Series B..........................       5,909        205,086
 Groupe Danone..........................       6,542        857,073
 Imerys SA..............................         600         71,623
 L'Oreal................................      29,700      2,119,825
 #LVMH (Louis Vuitton Moet Hennessy)....      21,535      1,015,418
 LaFarge SA.............................       2,950        240,047
 LaFarge SA Prime Fidelite..............       4,785        379,607
 LaFarge SA Prime Fidelity..............       3,474        275,602
 Lagardere S.C.A. SA....................       6,500        298,405
 Pechiney SA Series A...................       3,355        127,858
 Pernod-Ricard SA.......................       2,660        239,338
 Peugeot SA.............................      11,400        514,285
 Pinault Printemps Redoute SA...........       5,200        460,378
 Publicis Groupe........................       6,100        155,282
 *Renault SA............................       6,400        316,034
 SGE (Societe Generale d'Enterprise
   SA)..................................       3,540        203,365
 Sanofi Synthelabo......................      32,056      1,894,163
 Schneider SA...........................       9,499        461,598
 Seb Prime Fid..........................         300         23,874
 Seb SA Prime Fidelity..................         600         46,615
 Societe BIC SA.........................       2,200         72,570
 Societe Generale, Paris................      18,928      1,065,719
 Societe Television Francaise 1.........       9,700        291,890
 Sodexho Alliance SA....................       6,866        177,582
 *Stmicroelectronics NV.................      15,000        383,931
 Suez (ex Suez Lyonnaise des Eaux)......      44,570        815,797
 Thales SA..............................       7,924        224,022
 *Thomson Multimedia....................      12,200        270,758
 Total SA...............................      30,906      4,153,553
 Unibail SA.............................       1,800        112,538
 Valeo SA...............................       3,500        114,548
 Vivendi Universal SA...................      47,636        776,669
 Zodiac SA..............................       2,000         41,044
                                                       ------------
TOTAL -- FRANCE
  (Cost $36,550,963)....................                 29,808,258
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWITZERLAND -- (7.7%)
COMMON STOCKS -- (7.7%)
 *#ABB, Ltd.............................      60,840   $    203,838
 Adecco SA..............................       9,899        460,447
 *Centerpulse AG........................         568         91,131
 Ciba Spezialitaetenchemie Holding AG...       3,822        276,329
 Cie Financiere Richemont AG
   Series A.............................      46,023        868,704
 Clariant AG............................       7,395        131,857
 *Credit Swisse Group...................      65,029      1,529,929
 Fischer (Georg) AG, Schaffhausen.......         145         14,662
 Forbo Holding AG, Eglisau..............         102         27,779
 Givaudan SA............................         462        192,161
 Holcim, Ltd............................       2,181        434,462
 *#Kudelski SA..........................       2,060         39,578
 *Kuoni Reisen Holding AG...............         110         22,988
 *Logitech International SA.............       2,296         84,122
 Lonza Group AG.........................       2,970        181,094
 Nestle SA, Cham und Vevey..............      21,540      4,356,179
 Novartis AG............................     156,955      5,840,540
 Phonak Holding AG......................       2,600         26,028
 *Publicitas Holding SA, Lausanne.......         104         16,826
 #Roche Holding AG Bearer...............       8,704      1,070,830
 Roche Holding AG Genusschein...........      38,219      2,718,132
 Schindler Holding AG...................         210         35,250
 Schindler Holding AG...................         340         58,103
 Serono SA..............................         592        347,200
 Societe Generale de Surveillance
   Holding SA...........................         377        113,730
 *Sulzer AG, Winterthur.................         165         22,357
 Swatch Group AG........................       2,692        242,267
 Swiss Reinsurance Co., Zurich..........         700         52,379
 Swisscom AG............................       3,898      1,133,865
 Syngenta AG............................       6,123        346,723
 Synthes-Stratec Inc....................         581        344,274
 Tecan Group AG.........................         627         20,457
 The Swatch Group AG....................      18,164        326,323
 *UBS AG................................      69,661      3,510,263
 Unaxis Holding AG......................         555         43,961
 Valora Holding AG......................         209         37,477
 Zurich Financial SVCS AG...............       7,469        797,710
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $26,191,141)....................                 26,019,955
                                                       ------------
GERMANY -- (6.0%)
COMMON STOCKS -- (6.0%)
 Adidas-Salomon AG......................       1,900        154,985
 Aixtron AG.............................       2,400         15,304
 Allianz AG.............................      11,708      1,317,246
 Altana AG..............................       6,100        273,064
 BASF AG................................      27,650      1,076,833
 Bayer AG...............................      33,300        765,868
 Bayerische Vereinsbank AG..............      22,748        376,772
 Beiersdorf AG..........................       3,800        376,878
 Buderus AG.............................       2,700         60,701
 *Continental AG........................       5,300         85,938
 *D. Logistics AG.......................       1,200          2,387
 DaimlerChrysler AG.....................      45,052      1,644,757
 Deutsche Bank AG.......................      27,288      1,374,905
 *Deutsche Boerse AG....................       4,500        179,058
 *Deutsche Lufthansa AG.................      17,400        194,726

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Deutsche Post AG.......................      48,900   $    524,384
 Deutsche Telekom AG....................     184,620      2,255,271
 Douglas Holding AG.....................       1,500         29,395
 E.ON AG................................      33,298      1,437,572
 *Epcos AG..............................       2,800         48,744
 #Fresenius Medical Care AG.............       2,900        131,115
 Gehe AG................................       3,500        128,822
 Heidelberger Zement AG.................       2,300         84,426
 *Infineon Technologies AG..............      30,800        310,984
 Karstadt Quelle AG.....................       5,350         98,404
 Linde AG...............................       5,000        188,508
 MAN AG.................................       4,650         70,079
 Merck KGAA.............................       1,900         48,007
 Metro AG...............................      13,840        338,545
 Munchener Rueckversicherungs-
   Gesellschaft AG......................       7,700      1,073,125
 Preussag AG............................       7,336        151,790
 Rwe AG (Neu)...........................         800         18,423
 Rwe AG (NEU) Series A..................      24,050        683,035
 SAP AG (Systeme Anwendungen Produkte in
   der Datenverarbeitung)...............      14,100      1,251,840
 *SGL Carbon AG.........................         700          5,571
 Schering AG............................       9,000        389,451
 Siemens AG.............................      39,375      1,946,698
 ThyssenKrupp AG........................      23,400        282,357
 Volkswagen AG..........................      14,220        578,555
 *WCM Beteiligungs AG...................      11,608         31,062
                                                       ------------
TOTAL -- GERMANY
  (Cost $32,551,511)....................                 20,005,585
                                                       ------------
NETHERLANDS -- (5.5%)
COMMON STOCKS -- (5.4%)
 ABN-AMRO Holding NV....................      86,479      1,484,817
 AKZO Nobel NV..........................      15,300        479,276
 Aegon NV...............................      79,240      1,280,912
 Buhrmann NV............................       5,898         27,399
 Elsevier NV............................      39,700        491,679
 *Getronics NV..........................      11,878         10,989
 Hagemeyer NV...........................       4,866         39,596
 Heineken NV............................      21,062        795,540
 IHC Caland NV..........................       1,569         75,698
 Ing Groep NV...........................     107,110      2,040,424
 KLM (Koninklijke Luchtvaart Mij) NV....       2,377         25,537
 Koninklijke Ahold NV...................      49,458        680,425
 *Koninklijke KPN NV....................     133,976        890,277
 Koninklijke Numico NV..................       8,312        101,703
 Koninklijke Philips Electronics NV.....      70,712      1,551,745
 Koninklijke Vendex KBB NV..............       4,178         43,723
 *Norit NV..............................      23,650        270,081
 Oce NV.................................       2,991         34,068
 Royal Dutch Petroleum Co., Den Haag....     112,900      4,946,099
 TNT Post Groep NV......................      25,770        471,431
 Unilever NV............................      30,742      1,792,055
 Vedior NV..............................       7,245         57,296
 Vnu NV.................................      12,524        374,377
 Wolters Kluwer NV......................      15,299        272,419
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $22,660,554)....................                 18,237,566
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
PREFERRED STOCKS -- (0.1%)
 Unilever NV
   (Cost $114,431)......................      19,200   $    104,283
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $22,774,985)....................                 18,341,849
                                                       ------------
AUSTRALIA -- (4.3%)
COMMON STOCKS -- (4.3%)
 AMP, Ltd...............................      61,588        454,661
 Amcor, Ltd.............................      42,493        195,613
 Aristocrat Leisure, Ltd................      24,261         70,143
 Australia & New Zealand Banking Group,
   Ltd..................................      85,255        899,315
 Australian Gas Light Co................      24,217        138,671
 Australian Stock Exchange, Ltd.........       3,400         22,027
 *BHP Steel Ltd.........................      36,141         64,317
 BRL Hardy, Ltd.........................       5,955         22,900
 Boral, Ltd.............................      26,497         62,476
 Brambles Industries, Ltd...............      54,239        137,022
 Broken Hill Proprietary Co., Ltd.......     208,362      1,183,762
 CSL, Ltd...............................       8,414        101,037
 CSR, Ltd...............................      49,757        174,582
 Coca-Cola Amatil, Ltd..................      33,536        100,912
 Cochlear, Ltd..........................       2,000         42,104
 Coles Myer, Ltd........................      63,142        232,889
 Commonwealth Bank of Australia.........      70,550      1,075,306
 Computershare, Ltd.....................      21,742         24,167
 Deutsche Office Trust..................      44,700         31,368
 Fosters Brewing Group, Ltd.............     111,305        291,183
 Futuris Corp., Ltd.....................      14,452         10,709
 General Property Trust.................      75,385        121,460
 Goodman Fielder, Ltd...................      65,853         55,454
 Harvey Norman Holdings, Ltd............      46,881         69,744
 Iluka Resources, Ltd...................       8,599         21,820
 Insurance Australiz Group, Ltd.........      74,300        106,781
 James Hardies Industries NL............      25,584         96,230
 John Fairfax Holdings, Ltd.............      41,239         71,537
 Leighton Holdings, Ltd.................      11,805         60,308
 Lend Lease Corp., Ltd..................      23,263        130,466
 MIM Holdings...........................      88,699         77,182
 Macquarie Bank, Ltd....................      10,555        142,212
 Macquarie Infrastructure Group.........      67,351        123,639
 Mayne Nickless, Ltd....................      36,595         64,919
 Mirvac, Ltd............................      35,113         82,002
 National Australia Bank, Ltd...........      86,693      1,593,899
 Newcrest Mining, Ltd...................      13,927         45,191
 News Corp., Ltd. Pref Ordinary.........     119,547        716,091
 News Corp., Ltd........................      86,988        620,195
 Onesteel, Ltd..........................      20,109         18,514
 Orica, Ltd.............................      13,685         79,976
 Origin Energy, Ltd.....................      29,041         58,692
 *Pacific Dunlop, Ltd...................       7,945         33,229
 Paperlinx, Ltd.........................      14,731         40,191
 Publishing and Broadcasting, Ltd.......      34,764        159,642
 QBE Insurance Group, Ltd...............      34,350        154,270
 Rio Tinto, Ltd.........................      24,242        471,696
 Santos, Ltd............................      32,615        109,859
 *Scigen................................      11,443            244
 Sonic Healthcare, Ltd..................      11,443         41,306
 Sons of Gwalia, Ltd....................       5,709          6,827
 Southcorp, Ltd.........................      39,226        103,719
 Stockland Trust Group..................      30,030         82,270

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Suncorp-Metway, Ltd....................      28,137   $    185,601
 Tab, Ltd...............................      16,900         28,273
 Tabcorp Holdings, Ltd..................      19,814        122,469
 Telstra Corp., Ltd.....................     360,100        923,857
 Transurban Group.......................      20,864         48,023
 WMC, Ltd...............................      59,053        275,823
 Wesfarmers, Ltd........................      20,302        319,468
 Westfield Holdings, Ltd................      29,907        235,053
 Westfield Trust........................      62,424        121,253
 Westpac Banking Corp...................      98,321        785,446
 Woodside Petroleum, Ltd................      21,159        141,829
 Woolworths, Ltd........................      59,309        376,905
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $14,167,914)....................                 14,458,729
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $37,173).......................                     37,378
                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $14,205,087)....................                 14,496,107
                                                       ------------
ITALY -- (3.9%)
COMMON STOCKS -- (3.9%)
 Acea SpA...............................       4,000         19,259
 *Alitalia Linee Aeree Italiane SpA
   Series A.............................      50,000         14,474
 Alleanza Assicurazioni SpA.............      20,612        173,260
 Assicurazioni Generali SpA, Trieste....      51,014      1,019,509
 *Autogrill SpA, Novara.................      10,000         91,320
 Autostrade Concessioni e Costruzioni
   Autostrade SpA Series A..............      47,000        445,566
 Banca Fideuram SpA.....................      20,000        113,602
 *Banca Monte Dei Paschi di Siena SpA...      63,000        152,602
 *Banca Nazionale del Lavoro SpA........      53,000         66,589
 *Banca Popolare di Milano..............       9,520         33,714
 Benetton Group SpA.....................       6,950         65,679
 *#Bipop-Carire SpA.....................      38,000         20,413
 Bulgari SpA............................      10,000         52,723
 #Capitalia SpA.........................      67,860        113,071
 Credito Italiano.......................     204,000        813,760
 *#E.Biscom SpA.........................       1,000         32,031
 Eni SpA................................     163,000      2,370,591
 Ente Nazionale per L'Energia Elettrica
   SpA..................................     247,000      1,255,566
 #Fiat SpA..............................      15,667        151,175
 #Gruppo Editoriale L'espresso SpA......      16,000         62,233
 Intesabci SpA..........................     212,627        464,274
 Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................       4,680         45,624
 Italgas Sta Italiana Per Il Gas SpA....      13,500        172,299
 #Luxottica Group SpA...................      11,000        148,817
 Mediaset SpA...........................      48,000        406,343
 Mediobanca SpA.........................      25,000        193,233
 Mediolanum SpA.........................      14,000         84,396
 Mondadori (Arnoldo) Editore SpA........      10,500         74,995
 Parmalat Finanziaria SpA...............      28,600         68,565
 #Pirelli SpA...........................      70,000         75,204
 RAS SpA (Riunione Adriatica di
   Sicurta).............................      29,303        367,286
 Rinascente per l'Esercizio di Grande
   Magazzini SpA........................      10,000         44,267
                                            SHARES        VALUE+
                                            ------        ------
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................       2,000   $     31,236
 *SNIA SpA..............................      20,400         36,325
 San Paolo-IMI SpA......................      55,607        433,124
 *Seat Pagine Gialle SpA, Torino........      11,060          9,022
 Telecom Italia Mobile SpA..............     331,740      1,712,722
 Telecom Italia SpA, Torino.............     212,500      1,737,610
 *#Tiscali SpA..........................      13,000         75,652
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,105,128)....................                 13,248,131
                                                       ------------
PREFERRED STOCK -- (0.0%)
 Fiat SpA
   (Cost $43,047).......................       3,000         16,682
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................       1,677            539
                                                       ------------
TOTAL -- ITALY
  (Cost $16,148,175)....................                 13,265,352
                                                       ------------
SPAIN -- (3.1%)
COMMON STOCKS -- (3.1%)
 *Acciona SA............................       2,900        115,018
 Acerinox SA............................       2,600        100,844
 Autopistas Concesionaria Espanola SA...      12,811        136,615
 Banco Bilbao Vizcaya SA................     149,500      1,560,049
 Banco Santander Central Hispanoamerica
   SA...................................     223,084      1,597,800
 *Coporacion Financiera Reunida SA......       6,070         56,578
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......       6,600         49,372
 Endesa SA, Madrid......................      47,900        567,504
 Fomento de Construcciones y Contratas
   SA...................................       7,080        160,227
 Gas Natural SA, Buenos Aires...........      20,000        382,389
 Grupo Dragados SA, Madrid..............       8,700        137,606
 Grupo Ferrovial SA.....................       6,500        156,218
 Iberdrola SA...........................      42,100        545,274
 Industria de Diseno Textil SA..........      28,200        687,004
 Metrovacesa SA.........................       2,242         48,508
 #OCP Construcciones SA, Madrid.........       2,700         80,388
 Promotora de Informaciones SA..........       8,600         69,809
 Repsol SA..............................      57,100        719,104
 Sociedad General de Aguas de Barcelona
   SA...................................       6,131         58,001
 *Sociedad General de Aguas de Barcelona
   SA New Shares........................          61            577
 Sol Melia SA...........................       8,400         39,190
 Tabacalera SA..........................      13,800        277,302
 *Tele Pizza SA.........................       7,000          6,615
 *Telefonica de Espana SA...............     227,382      2,316,209
 Telefonica Publicidad e Informacion
   SA...................................      14,600         53,447
 *#Terra Networks SA....................      29,400        151,495
 #Union Fenosa SA.......................      12,800        170,241
 Vallehermoso SA........................       5,400         50,494
 Zeltia SA..............................       8,400         56,821
                                                       ------------
TOTAL -- SPAIN
  (Cost $11,469,782)....................                 10,350,699
                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Amer-Yhtymae Oyj Series A..............         800   $     26,007
 Fortum Oyj.............................      43,717        251,362
 Instrumentarium Oyj....................       2,400         66,848
 KCI Konecranes International Oyj.......         700         15,911
 Kesko Oyj..............................       4,800         56,105
 Kone Corp..............................       3,800        108,489
 Metso Oyj..............................       7,044         73,575
 Nokia Oyj..............................     258,262      4,984,067
 Orion-Yhtyma Oyj Series A..............       1,200         24,483
 Orion-Yhtyma Oyj Series B..............       1,100         22,213
 #Outokumpu Oyj Series A................       6,400         62,074
 Pohjola Group P.L.C. Series D..........       2,200         32,827
 Rautaruukki Oyj Series K...............       5,100         17,249
 Sampo Insurance Co., Ltd...............      28,600        217,361
 *Sonera Group Oyj......................      57,661        321,212
 Stora Enso Oyj Series R................      37,400        457,613
 Tietoenator Corp.......................       2,800         44,287
 Upm-Kymmene Oyj........................      14,100        510,695
 Uponor Oyj Series A....................       1,400         26,043
 Wartsila Corp. Oyj Series B............       2,900         34,474
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,079,866).....................                  7,352,895
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Oyj Series A Rights 12/17/02
   (Cost $0)............................       6,400              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $7,079,866).....................                  7,352,895
                                                       ------------
SWEDEN -- (2.0%)
COMMON STOCKS -- (2.0%)
 Assa Abloy AB Series B.................      15,600        208,221
 Atlas Copco AB Series A................       6,300        145,245
 Atlas Copco AB Series B................       2,600         55,784
 Drott Series AB........................       4,700         50,809
 Electrolux AB Series B.................      18,500        330,599
 Gambro AB Series A.....................      11,300         69,181
 Gambro AB Series B.....................       2,700         16,530
 Hennes & Mauritz AB Series B...........      36,200        762,706
 Hoeganges AB Series B..................       1,300         24,952
 Holmen AB Series B.....................       3,700         98,364
 *Modern Times Group AB Series B........       1,800         20,452
 *#Netcom AB Series B...................       5,400        141,473
 Nobel Biocare Holding AG...............       1,200         66,583
 Nordic Baltic Holdings AB..............     147,848        722,495
 Om AB..................................       2,500         17,788
 SSAB Swedish Steel Series A............       3,500         40,732
 Sandvik AB.............................      12,400        298,874
 Securitas AB Series B..................      16,500        250,266
 Skandia Insurance AB...................      47,700        140,490
 Skandinaviska Enskilda Banken
   Series A.............................      32,400        300,220
 Skanska AB Series B....................      19,500        125,836
 Svenska Cellulosa AB Series B..........      11,500        398,330
 Svenska Handelsbanken Series A.........      34,200        479,121
 Svenska Kullagerfabriken AB
   Series A.............................       2,300         64,824
 Svenska Kullagerfabriken AB
   Series B.............................       2,500         70,736
                                            SHARES        VALUE+
                                            ------        ------
 Swedish Match AB (Frueher Svenska
   Taendsticks AB)......................      18,400   $    124,827
 *Telefon AB L.M. Ericsson Series B.....     815,600        796,225
 #Telia AB..............................     144,300        557,121
 Trelleborg AB Series B.................       2,200         19,415
 Volvo AB Series A......................       6,600        119,400
 Volvo AB Series B......................      14,100        265,969
 WM-Data AB Series B....................       8,500         11,814
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $9,338,217).....................                  6,795,382
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $24,959).......................                     25,874
                                                       ------------
TOTAL -- SWEDEN
  (Cost $9,363,176).....................                  6,821,256
                                                       ------------
HONG KONG -- (1.7%)
COMMON STOCKS -- (1.7%)
 ASM Pacific Technology, Ltd............      12,000         27,005
 Bank of East Asia, Ltd.................      52,571         91,678
 CLP Holdings, Ltd......................      89,400        358,808
 Cathay Pacific Airways, Ltd............     123,000        179,012
 Cheung Kong Holdings, Ltd..............      85,600        628,391
 Cheung Kong Infrastructure Holdings,
   Ltd..................................      88,000        154,027
 Esprit Holdings, Ltd...................      28,541         53,066
 Giordano International, Ltd............      40,000         17,695
 #Hang Lung Properties, Ltd.............     113,500        106,243
 Hang Seng Bank, Ltd....................      70,600        767,229
 Henderson Land Development Co., Ltd....      69,000        245,081
 Hong Kong Electric Holdings, Ltd.......      83,707        327,373
 Hong Kong Exchanges & Clearing, Ltd....      18,000         24,120
 Hutchison Whampoa, Ltd.................     157,500      1,105,720
 Hysan Development Co., Ltd.............      39,135         29,607
 Johnson Electric Holdings, Ltd.........     148,000        170,799
 Li & Fung, Ltd.........................     110,000        121,303
 New World Development Co., Ltd.........      87,860         51,542
 *#Pacific Century Cyberworks, Ltd......     881,326        169,515
 Shangri-La Asia, Ltd...................      77,199         49,990
 #Sino Land Co., Ltd....................     132,916         46,443
 South China Morning Post (Holdings),
   Ltd..................................      39,198         17,466
 Sung Hungkai Properties, Ltd...........      88,706        597,163
 Swire Pacific, Ltd. Series A...........      37,000        151,821
 Television Broadcasts, Ltd.............      15,000         53,759
 Wharf Holdings, Ltd....................      98,542        207,859
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,502,184).....................                  5,752,715
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $48,363).......................                     48,364
                                                       ------------
TOTAL -- HONG KONG
  (Cost $7,550,547).....................                  5,801,079
                                                       ------------
BELGIUM -- (0.9%)
COMMON STOCKS -- (0.9%)
 AGFA-Gevaert NV, Mortsel...............       7,300        148,431
 Barco (New) NV.........................         400         19,497

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Bekaert SA.............................         700   $     29,093
 Cie Martime Belge SA...................         300         14,325
 Colruyt SA Halle.......................       1,700         86,246
 D'Ieteren SA...........................         290         39,811
 Delhaize Freres & cie le Lion SA
   Molenbeek-Saint Jean.................       2,700         50,011
 Dexia SA...............................      27,000        330,631
 Electrabel SA..........................       2,800        659,014
 Fortis AG..............................      29,579        523,751
 Interbrew SA...........................       9,900        206,812
 KBC Bancassurance Holding SA...........      15,700        519,918
 Omega Pharma SA........................         500         15,170
 Solvay SA..............................       4,400        288,881
 UCB SA.................................       7,600        207,226
 Union Miniere SA.......................       1,100         45,783
                                                       ------------
TOTAL -- BELGIUM
  (Cost $4,345,589).....................                  3,184,600
                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allgreen Properties, Ltd...............      41,000         22,400
 Capitaland, Ltd........................     115,500         75,853
 *#Chartered Semiconductor
   Manufacturing, Ltd...................      55,000         35,498
 City Developments, Ltd.................      32,000         81,525
 *Creative Technology Co., Ltd..........       3,000         24,797
 Cycle & Carriage, Ltd..................       7,047         13,884
 DBS Group Holdings, Ltd................      55,000        348,748
 Fraser & Neave, Ltd....................       9,000         39,744
 Keppel Corp., Ltd......................      25,000         55,766
 Keppel Land, Ltd.......................      22,000         13,327
 Natsteel, Ltd..........................      12,000         13,927
 *Neptune Orient Lines, Ltd.............      23,000         11,784
 Overseas Chinese Banking Corp., Ltd....      50,300        284,773
 Overseas Union Enterprise, Ltd.........       6,000         20,721
 Parkway Holdings, Ltd..................      20,000          9,002
 Sembcorp Industries, Ltd...............      52,000         28,409
 Sembcorp Logistics, Ltd................      39,000         33,782
 Sembcorp Marine, Ltd...................      55,000         29,114
 Singapore Airlines, Ltd................      47,000        284,716
 Singapore Land, Ltd....................      11,000         19,928
 Singapore Press Holdings...............      12,000        134,517
 Singapore Technologies Engineering,
   Ltd..................................     132,000        122,560
 Singapore Telecommunications, Ltd......     707,000        524,350
 Smrt Corporation, Ltd..................      59,000         20,042
 *#St Assembly test Services, Ltd.......      38,000         32,916
 United Overseas Bank, Ltd..............      55,000        373,658
 United Overseas Land, Ltd..............      22,000         21,174
 Venture Manufacturing (Singapore),
   Ltd..................................       7,000         60,238
 Wing Tai Holdings, Ltd.................      19,000          6,024
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $4,659,405).....................                  2,743,177
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $36,200).......................                     36,500
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Sembcorp Industries, Ltd. Rights
   12/13/02
   (Cost $0)............................      10,709   $          0
                                                       ------------
TOTAL -- SINGAPORE
  (Cost $4,695,605).....................                  2,779,677
                                                       ------------
IRELAND -- (0.8%)
COMMON STOCKS -- (0.8%)
 Allied Irish Banks P.L.C...............      57,425        811,168
 Bank of Ireland P.L.C..................      63,841        698,577
 CRH P.L.C..............................      33,106        482,465
 DCC P.L.C..............................       4,814         49,564
 *Elan Corp. P.L.C......................      22,161         57,317
 Greencore Group P.L.C..................       5,412         14,375
 Independent News & Media P.L.C.........      30,307         44,318
 Irish Permanent P.L.C..................      12,643        140,861
 Kerry Group P.L.C......................      11,740        151,821
 *Ryanair Holdings P.L.C................      32,702        250,488
 Waterford Wedgwood P.L.C...............      42,263         23,964
                                                       ------------
TOTAL -- IRELAND
  (Cost $3,101,468).....................                  2,724,918
                                                       ------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Bang & Olufsen Holding A.S.
   Series B.............................         290          6,293
 Carlsberg A.S. Series B................       1,820         74,847
 Coloplast A.S. Series B................         970         62,305
 Dampskibsselskabet AF (1912) A.S.......          31        172,335
 Dampskibsselskabet Svendborg A.S.......          21        150,500
 Danisco A.S............................       2,450         81,228
 Danske Bank A.S........................      33,656        563,556
 *East Asiatic Co., Ltd.................         900         20,013
 *FLS Industries........................         890          6,677
 *Gn Great Nordic A.S...................       9,620         29,768
 Group 4 Falck A.S......................       3,480         81,813
 H. Lundbeck A.S........................      11,002        309,496
 *ISS A.S...............................       1,763         68,488
 Koebenhavns Lufthavne..................         280         19,504
 *Neg Micon A.S.........................       2,460         42,675
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................       1,100          9,578
 Novo-Nordisk A.S. Series B.............      14,150        435,962
 Novozymes A.S. Series B................       2,830         56,675
 Sparkasse Regensburg...................         880         20,158
 TK Development.........................         614          4,113
 Tele Danmark A.S.......................      10,210        270,804
 *Topdanmark A.S........................       1,300         31,868
 Vestas Wind Systems A.S................       4,400         40,964
 *William Demant Holding................       3,260         67,907
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,197,871).....................                  2,627,527
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $3,777)........................                      3,825
                                                       ------------
TOTAL -- DENMARK
  (Cost $3,201,648).....................                  2,631,352
                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 Bergesen Dy ASA Series A...............       3,400   $     65,461
 #Den Norske Bank ASA Series A..........      36,500        178,925
 *Kvaerner ASA..........................      15,096          8,761
 *Merkantildata ASA.....................       6,800          5,200
 *Nera ASA..............................       6,300          8,172
 Norsk Hydro ASA........................      15,700        625,989
 Norske Skogindustrier ASA Series A.....       5,000         79,198
 *Opticom ASA...........................         600          7,497
 Orkla ASA Series A.....................      11,471        198,142
 *Petroleum Geo Services ASA............       4,600          1,633
 Schibsted ASA..........................       2,700         27,282
 Smedvig ASA Series A...................       3,800         20,236
 *Storebrand ASA........................      14,500         60,982
 *Tandberg ASA Series A.................       5,600         77,231
 Telenor ASA............................      29,735        120,995
 Tomra Systems ASA......................       9,200         81,028
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,842,403).....................                  1,566,732
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $5,614)........................                      5,678
                                                       ------------
TOTAL -- NORWAY
  (Cost $1,848,017).....................                  1,572,410
                                                       ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 BPI SGPS SA............................      44,098         95,192
 Banco Comercial Portugues SA...........     116,419        311,529
 Banco Espirito Santo e Comercial de
   Lisboa...............................      16,320        186,698
 Brisa Auto Estradas de Portugal SA.....      13,500         69,161
 Cimpor Cimentos de Portugal SA.........       6,180         97,440
 Electricidade de Portugal SA...........     117,800        198,040
 *Jeronimo Martins (Estabelecimentos
   Jeronimo Martins & Filho
   Administracao e Participacoes
   Financeiros SA)......................       5,600         38,995
 *PT Multimedia Servicos de
   Telecomunicacoes e Multimedia SGPS
   SA...................................       4,000         35,812
 Portugal Telecom SA....................      62,730        424,956
 *Sonae SGPS SA.........................     108,923         47,675
                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,335,754).....................                  1,505,498
                                                       ------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 Alpha Credit Bank......................       7,170         88,871
 Athens Water & Sewerage Public Co......       4,100         16,804
 Attica Enterprises S.A. Holdings.......       3,130          8,749
 Bank of Piraeus S.A....................       6,510         40,928
 Commercial Bank of Greece..............       2,500         38,050
 EFG Eurobank Ergasias S.A..............      11,390        129,167
 Hellenic Bottling Co., S.A.............       9,200        138,193
 Hellenic Duty Free Shops S.A...........       2,000         12,534
 Hellenic Petroleum S.A.................      10,100         62,091
 Hellenic Technodomiki S.A..............       3,900         24,597
 Hellenic Tellecommunication
   Organization Co. S.A.................      15,200        166,325
                                            SHARES        VALUE+
                                            ------        ------
 Intracom S.A...........................       3,310   $     18,702
 Mailis (M.J.) S.A......................       2,800         13,314
 National Bank of Greece................       9,100        126,914
 Panafon Hellenic Telecommunications Co.
   S.A..................................      15,380         87,819
 *Public Power Corp. of Greece..........       7,000         88,017
 Titan Cement Co........................       1,140         41,710
 Viohalco...............................       2,800         12,701
                                                       ------------
TOTAL -- GREECE
  (Cost $1,536,481).....................                  1,115,486
                                                       ------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 BWT AG.................................         880          8,141
 Bohler Uddeholm AG.....................         480         21,368
 Erste Bank der Oesterreichischen
   Sparkassen AG........................       1,259         68,256
 Flughafen Wien AG......................         579         19,180
 Mayr-Melnhof Karton AG.................         472         33,482
 Oesterreichische
   Elektrizitaetswirtschafts AG.........         810         60,956
 Omv AG.................................       1,557        140,481
 *Rhi AG, Wien..........................         778          5,031
 *Telekom Austria AG....................       8,470         76,674
 Va Technologie AG......................         805         12,813
 Voest-Alpine Stahl AG..................         825         21,009
 Wienerberger AG........................       4,007         61,225
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $673,623).......................                    528,616
                                                       ------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
 Auckland International Airport, Ltd....      14,152         36,428
 Carter Holt Harvey, Ltd................      72,500         61,844
 Contact Energy, Ltd....................      18,722         35,676
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................       3,520         18,525
 Fisher & Paykel Industries, Ltd........       3,379         17,446
 Fletcher Building, Ltd.................      15,542         24,810
 Independent Newspapers, Ltd.
   (Auckland)...........................      17,200         24,539
 Sky City, Ltd..........................       9,707         35,930
 Telecom Corporation of New Zealand,
   Ltd..................................      82,218        198,099
 Warehouse Group, Ltd...................      14,200         50,365
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $460,060).......................                    503,662
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $15,893).......................                     17,615
                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $475,953).......................                    521,277
                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Smurfit-Stone Container Corp.
   (Cost $52,185).......................       3,810         55,569
                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $17,860).......................                     17,937
                                                       ------------

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                             FACE
                                            AMOUNT        VALUE+
                                            ------        ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (3.5%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $12,058,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $11,937,420) to be
   repurchased at $11,762,186
   (Cost $11,761,000)...................  $   11,761   $ 11,761,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $421,990,916)++.......................               $336,219,919
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $423,596,000.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                       LARGE CAP INTERNATIONAL PORTFOLIO
                      STATEMENT OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value..............................  $  336,220
Collateral for Securities Loaned..................       9,982
Cash..............................................          15
Receivables:
  Investment Securities Sold......................           5
  Dividends and Interest..........................         935
  Fund Shares Sold................................         387
  Securities Lending..............................           7
Prepaid Expenses and Other Assets.................          10
                                                    ----------
    Total Assets..................................     347,561
                                                    ----------
LIABILITIES:
Payables:
  Collateral on Securities Loaned.................       9,982
  Fund Shares Redeemed............................          80
  Due to Advisor..................................          68
Accrued Expenses and Other Liabilities............          64
                                                    ----------
    Total Liabilities.............................      10,194
                                                    ----------
NET ASSETS........................................  $  337,367
                                                    ==========

SHARES OUTSTANDING, $.01 PAR VALUE (Authorized
  150,000,000)....................................  27,882,789
                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................  $    12.10
                                                    ==========
Investments at Cost...............................  $  421,991
                                                    ==========

NET ASSETS CONSIST OF:
Paid-in Capital...................................  $  439,613
Accumulated Net Investment Income (Loss)..........       5,470
Accumulated Net Realized Gain (Loss)..............     (21,958)
Accumulated Net Realized Foreign Exchange Gain
  (Loss)..........................................          (2)
Unrealized Appreciation (Depreciation) of
  Investment Securities...........................     (85,770)
Unrealized Net Foreign Exchange Gain (Loss).......          14
                                                    ----------
  Total Net Assets................................  $  337,367
                                                    ==========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                       LARGE CAP INTERNATIONAL PORTFOLIO
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $560).........................................  $ 6,795
  Interest........................................      152
  Income from Securities Lending..................      245
                                                    -------
      Total Investment Income.....................    7,192
                                                    -------
EXPENSES
  Investment Advisory Services....................      826
  Accounting & Transfer Agent Fees................      392
  Custodian Fees..................................      125
  Legal Fees......................................        5
  Audit Fees......................................       20
  Filing Fees.....................................       47
  Shareholders' Reports...........................        8
  Directors' Fees and Expenses....................        1
  Other...........................................       21
                                                    -------
      Total Expenses..............................    1,445
                                                    -------
  NET INVESTMENT INCOME (LOSS)....................    5,747
                                                    -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold...............................  (19,061)
  Net Realized Gain (Loss) on Foreign Currency
    Transactions..................................       (2)
  Change in Unrealized Appreciation (Depreciation)
    of
    Investment Securities and Foreign Currency....  (27,967)
  Translation of Foreign Currency Denominated
    Amounts.......................................       24
                                                    -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..............................  (47,006)
                                                    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $(41,259)
                                                    =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                       LARGE CAP INTERNATIONAL PORTFOLIO
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                            YEAR       YEAR
                                            ENDED     ENDED
                                          NOV. 30,   NOV. 30,
                                            2002       2001
                                          ---------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $   5,747  $  6,066
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................    (19,061)   (2,329)
  Net Realized Gain (Loss) on Foreign
    Currency Transactions...............         (2)     (125)
  Change in Unrealized Appreciation
    (Depreciation) of
    Investment Securities and Foreign
      Currency..........................    (27,967)  (79,832)
  Translation of Foreign Currency
    Denominated Amounts.................         24        27
                                          ---------  --------
      Net Increase (Decrease) in Net
        Assets Resulting from
        Operations......................    (41,259)  (76,193)
                                          ---------  --------
Distributions From:
  Net Investment Income.................     (5,281)   (4,475)
  Net Short-Term Gains..................         --      (125)
  Net Long-Term Gains...................         --      (916)
                                          ---------  --------
      Total Distributions...............     (5,281)   (5,516)
                                          ---------  --------
Capital Share Transactions (1):
  Shares Issued.........................    169,995   198,023
  Shares Issued in Lieu of Cash
    Distributions.......................      5,227     5,491
  Shares Redeemed.......................   (136,186) (135,572)
                                          ---------  --------
      Net Increase (Decrease) from
        Capital Share Transactions......     39,036    67,942
                                          ---------  --------
      Total Increase (Decrease).........     (7,504)  (13,767)
NET ASSETS
  Beginning of Period...................    344,871   358,638
                                          ---------  --------
  End of Period.........................  $ 337,367  $344,871
                                          =========  ========
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................     13,227    12,748
    Shares Issued in Lieu of Cash
      Distributions.....................        386       317
    Shares Redeemed.....................    (10,549)   (8,971)
                                          ---------  --------
                                              3,064     4,094
                                          =========  ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                              NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                                2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------   ---------
Net Asset Value, Beginning of Period........................  $  13.90    $  17.30    $  19.41    $  16.28    $  14.27
                                                              --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..............................      0.22        0.25        0.23        0.20        0.23
  Net Gains (Losses) on Securities (Realized and
    Unrealized).............................................     (1.79)      (3.38)      (1.96)       3.19        2.03
                                                              --------    --------    --------    --------    --------
    Total from Investment Operations........................     (1.57)      (3.13)      (1.73)       3.39        2.26
-----------------------------------------------------------------------------------------------------------   ---------
LESS DISTRIBUTIONS
  Net Investment Income.....................................     (0.23)      (0.22)      (0.21)      (0.26)      (0.25)
  Net Realized Gains........................................        --       (0.05)      (0.17)         --          --
                                                              --------    --------    --------    --------    --------
    Total Distributions.....................................     (0.23)      (0.27)      (0.38)      (0.26)      (0.25)
-----------------------------------------------------------------------------------------------------------   ---------
Net Asset Value, End of Period..............................  $  12.10    $  13.90    $  17.30    $  19.41    $  16.28
===========================================================================================================   =========
Total Return................................................    (11.50)%    (18.42)%     (9.19)%     21.12%      16.13%
-----------------------------------------------------------------------------------------------------------   ---------
Net Assets, End of Period (thousands).......................  $337,367    $344,871    $358,638    $268,340    $114,593
Ratio of Expenses to Average Net Assets.....................      0.44%       0.45%       0.47%       0.53%       0.47%
Ratio of Net Investment Income to Average Net Assets........      1.74%       1.65%       1.21%       1.38%       1.63%
Portfolio Turnover Rate.....................................         9%          4%          1%          2%          4%
-----------------------------------------------------------------------------------------------------------   ---------

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered without a sales charge generally to institutional investors and clients of registered investment advisors. The Fund currently offers forty portfolios, of which the Large Cap International Portfolio (the "Portfolio") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Portfolio which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of a percentage of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Directors' Fees and Expenses. At November 30, 2002, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $1,416.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods approved by the Board of Directors, generally based on average net assets.

    The Portfolio may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio accrues such taxes when the related income or capital gains are known. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. The Advisor provides administrative services including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services.

    For the year ended November 30, 2002, the Portfolio's advisory fees were accrued daily and paid monthly to the Advisor at an effective annual rate of
0.25 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Portfolio made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

Purchases.........................................    $63,052
Sales.............................................     29,052

E. FEDERAL INCOME TAXES:

    No provision for federal income taxes is required since the Portfolio intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    Short-term gain distributions to shareholders are treated as ordinary income for tax purposes.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Statements of Assets and Liabilities.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.....................  $ 25,059
Gross Unrealized Depreciation.....................  (112,435)
                                                    --------
    Net...........................................  $(87,376)
                                                    ========

    At November 30, 2002, the Portfolio had a capital loss carryforward for federal income tax purposes in the amount of approximately $20,611,000, with $2,431,000 and $18,180,000 expiring on November 30, 2009 and 2010, respectively.

F. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolio's Investment Objectives and Policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

    The open repurchase agreement was entered into on November 29, 2002.

    2. FOREIGN MARKETS RISKS. Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited.

G. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time.

    For the year ended November 30, 2002, borrowings under the line of credit for the Portfolio were as follows:

  WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
   AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
-------------  ------------  -----------  --------  ---------------
    2.82%       $2,407,500        4         $753      $3,870,000

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Portfolio during the year ended November 30, 2002.

H. SECURITIES LENDING:

    As of November 30, 2002, some of the Fund's portfolios had securities on loan to broker/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Fund, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002 the interest rate on the pooled cash account earned by each of the portfolios was 1.33%. The repurchase agreements with Mizuho Securities USA, comprising the pooled cash account bears interest at 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                MARKET VALUE      VALUE OF        COST/VALUE OF
                                OF SECURITIES  COLLATERAL AND      POOLED CASH      VALUE OF COLLATERAL FROM
                                   ON LOAN     INDEMNIFICATION  ACCOUNT INVESTMENT   REPURCHASE AGREEMENTS
                                -------------  ---------------  ------------------  ------------------------
Large Cap International
  Portfolio...................   $9,469,016      $9,982,403         $9,982,403             $9,982,403

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF LARGE CAP INTERNATIONAL PORTFOLIO AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Large Cap International Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                         THE U.S. LARGE COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.4%)
 3M Co..................................    114,900  $   14,919,765
 Abbott Laboratories....................    460,400      20,156,312
 Ace, Ltd...............................     77,300       2,635,930
 *ADC Telecommunications, Inc...........    234,700         510,472
 #Adobe Systems, Inc....................     70,700       2,089,892
 *Advanced Medical Optics, Inc..........          1              11
 *Advanced Micro Devices, Inc...........    100,900         857,650
 *AES Corp..............................    159,900         338,988
 Aetna, Inc.............................     44,400       1,676,100
 AFLAC, Inc.............................    152,400       4,701,540
 *Agilent Technologies, Inc.............    136,800       2,655,288
 Air Products & Chemicals, Inc..........     67,000       2,962,740
 Alberto-Culver Co. Class B.............     17,100         847,305
 #Albertson's, Inc......................    119,900       2,798,466
 Alcoa, Inc.............................    248,800       6,356,840
 #Allegheny Energy, Inc.................     37,100         255,619
 Allegheny Teledyne, Inc................     23,800         170,170
 Allergan, Inc..........................     38,100       2,239,899
 *Allied Waste Industries, Inc..........     58,100         620,508
 Allstate Corp..........................    207,900       8,114,337
 #Alltel Corp...........................     91,700       5,050,836
 *Altera Corp...........................    112,500       1,627,312
 Ambac Financial Group, Inc.............     31,300       1,956,563
 Amerada Hess Corp......................     26,300       1,472,800
 Ameren Corp............................     42,700       1,765,645
 #American Electric Power Co., Inc......     99,800       2,836,316
 American Express Co....................    391,600      15,244,988
 *American Greetings Corp. Class A......     19,400         315,638
 American International Group, Inc......    769,400      50,126,410
 *American Power Conversion Corp........     57,900         933,058
 *American Standard Companies, Inc......     21,200       1,578,976
 AmerisourceBergen Corp.................     31,300       1,816,026
 *Amgen, Inc............................    376,700      17,770,822
 *AMR Corp..............................     45,700         353,718
 AmSouth Bancorporation.................    105,700       2,015,699
 Anadarko Petroleum Corp................     73,200       3,455,040
 *Analog Devices, Inc...................    107,800       3,308,382
 *Andrew Corp...........................     28,800         324,432
 Anheuser-Busch Companies, Inc..........    255,900      12,569,808
 *Anthem, Inc...........................     41,600       2,464,800
 *AOL Time Warner, Inc..................  1,315,200      21,529,824
 AON Corp...............................     89,800       1,637,952
 Apache Corp............................     42,400       2,284,512
 *Apollo Group, Inc. (Class A)..........     51,200       2,112,256
 *Apple Computer, Inc...................    105,700       1,640,992
 Applera Corporation - Applied
   Biosystems Group.....................     62,600       1,368,436
 *Applied Materials, Inc................    484,800       8,268,264
 *Applied Micro Circuits Corp...........     88,600         404,459
 Archer-Daniels Midland Co..............    192,100       2,560,693
 Ashland, Inc...........................     20,300         592,151
 AT&T Corp..............................    226,600       6,353,864
 *AT&T Wireless Services, Inc...........    797,900       6,024,145
 Autodesk, Inc..........................     33,900         525,619
 Automatic Data Processing, Inc.........    182,700       7,941,969
 *Autozone, Inc.........................     29,100       2,377,470
 *Avaya, Inc............................    106,600         309,140
 #Avery Dennison Corp...................     32,300       2,081,412
                                           SHARES        VALUE+
                                           ------        ------
 Avon Products, Inc.....................     69,600  $    3,573,960
 #B B & T Corp..........................    142,500       5,413,575
 Baker Hughes, Inc......................     99,400       3,254,356
 Ball Corp..............................     16,700         826,316
 Bank of America Corp...................    442,900      31,038,432
 Bank of New York Co., Inc..............    214,000       6,494,900
 Bank One Corp..........................    345,900      13,659,591
 Bard (C.R.), Inc.......................     15,100         838,050
 Bausch & Lomb, Inc.....................     15,900         600,066
 #Baxter International, Inc.............    177,700       5,684,623
 #Bear Stearns Companies, Inc...........     29,000       1,856,000
 Becton Dickinson & Co..................     75,700       2,246,019
 *Bed, Bath and Beyond, Inc.............     86,100       2,999,724
 Bellsouth Corp.........................    551,600      15,334,480
 Bemis Co., Inc.........................     15,500         801,660
 *Best Buy Co., Inc.....................     94,700       2,621,296
 *Big Lots, Inc.........................     34,300         435,610
 *#Biogen, Inc..........................     43,800       1,934,865
 Biomet, Inc............................     77,600       2,134,388
 *BJ Services, Co.......................     46,100       1,542,045
 Black & Decker Corp....................     23,800       1,022,686
 Block (H.&R.), Inc.....................     53,200       2,039,156
 *BMC Software, Inc.....................     71,000       1,270,900
 Boeing Co..............................    247,400       8,411,600
 Boise Cascade Corp.....................     17,200         465,776
 *Boston Scientific Corp................    119,900       5,035,800
 Bristol Myers Squibb Co................    570,800      15,126,200
 *#Broadcom Corp........................     80,800       1,584,488
 Brown-Forman Corp. Class B.............     20,200       1,335,220
 Brunswick Corp.........................     26,600         559,132
 Burlington Northern Santa Fe Corp......    112,100       2,839,493
 #Burlington Resources, Inc.............     59,300       2,497,716
 *#Calpine Corp.........................    111,100         492,173
 Campbell Soup Co.......................    120,900       2,919,735
 #Capital One Financial Corp............     65,300       2,207,140
 Cardinal Health, Inc...................    133,100       8,190,974
 #Carnival Corp.........................    172,800       4,847,040
 Caterpillar, Inc.......................    101,500       5,064,850
 *Cendant Corp..........................    306,500       3,855,770
 #CenterPoint Energy, Inc...............     89,600         685,440
 Centex Corp............................     18,200         916,006
 #CenturyTel, Inc.......................     41,800       1,290,784
 Charter One Financial, Inc.............     67,600       2,034,760
 ChevronTexaco Corp.....................    314,700      21,094,341
 *Chiron Corp...........................     55,600       2,236,232
 #Chubb Corp............................     50,600       2,965,160
 *CIENA Corp............................    127,100         845,850
 CIGNA Corp.............................     41,300       1,797,789
 Cincinnati Financial Corp..............     47,800       1,846,275
 #Cinergy Corp..........................     49,300       1,597,320
 Cintas Corp............................     50,000       2,525,750
 Circuit City Stores, Inc. (Circuit City
   Group)...............................     61,800         598,224
 *Cisco Sytems, Inc.....................  2,156,200      32,181,285
 Citigroup, Inc.........................  1,491,400      57,985,632
 *#Citizens Communications Co...........     83,200         820,352
 *#Citrix Systems, Inc..................     51,700         607,733
 *Clear Channel Communications, Inc.....    180,500       7,844,530
 #Clorox Co.............................     67,900       2,976,736

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 CMS Energy Corp........................     42,400  $      421,880
 Coca-Cola Co...........................    731,500      33,385,660
 Coca-Cola Enterprises, Inc.............    132,100       2,812,409
 Colgate-Palmolive Co...................    159,900       8,217,261
 *Comcast Corp. Class A.................    675,424      15,767,773
 Comerica, Inc..........................     51,600       2,442,228
 Computer Associates International,
   Inc..................................    170,300       2,573,233
 *Computer Sciences Corp................     50,500       1,761,945
 *Compuware Corp........................    110,800         604,414
 *Comverse Technology, Inc..............     55,100         668,638
 Conagra, Inc...........................    158,300       3,857,771
 *Concord EFS, Inc......................    151,200       2,268,000
 ConocoPhilips..........................    199,400       9,533,314
 Consolidated Edison, Inc...............     62,800       2,496,300
 #Constellation Energy Group............     48,500       1,277,975
 *Convergys Corp........................     51,100         880,964
 Cooper Industries, Ltd.................     27,500       1,045,550
 Cooper Tire & Rubber Co................     21,700         345,030
 Coors (Adolph) Co. Class B.............     10,600         687,516
 *Corning, Inc..........................    338,000       1,497,340
 *Costco Wholesale Corp.................    134,000       4,328,870
 Countrywide Credit Industries, Inc.....     37,100       1,829,030
 Crane Co...............................     17,600         362,032
 CSX Corp...............................     62,700       1,733,655
 #Cummins Engine Co., Inc...............     12,100         380,424
 #CVS Corp..............................    115,600       3,107,328
 Dana Corp..............................     43,800         591,300
 Danaher Corp...........................     44,600       2,802,664
 #Darden Restaurants, Inc...............     50,400       1,090,152
 Deere & Co.............................     70,200       3,590,730
 *Dell Computer Corp....................    764,600      21,867,560
 Delphi Automotive Systems Corp.........    164,900       1,401,650
 #Delta Air Lines, Inc..................     36,300         490,050
 Deluxe Corp............................     18,400         798,560
 Devon Energy Corp......................     46,100       2,110,919
 Dillards, Inc. Class A.................     24,900         481,068
 Disney (Walt) Co.......................    601,500      11,921,730
 Dollar General Corp....................     98,200       1,299,186
 Dominion Resources, Inc................     89,800       4,575,310
 Donnelley (R.R.) & Sons Co.............     33,500         712,545
 Dover Corp.............................     59,700       1,862,640
 Dow Chemical Co........................    268,500       8,565,150
 Dow Jones & Co., Inc...................     24,800       1,027,960
 #DTE Energy Co.........................     49,300       2,185,469
 #Duke Power Co.........................    261,600       5,163,984
 DuPont (E.I.) de Nemours & Co., Inc....    292,700      13,060,274
 Dynegy, Inc............................    108,700         127,179
 Eastman Chemical Co....................     22,800         892,164
 #Eastman Kodak Co......................     86,000       3,175,120
 Eaton Corp.............................     20,800       1,578,096
 *eBay, Inc.............................     90,000       6,206,400
 Ecolab, Inc............................     38,100       1,892,427
 *Edison International..................     96,000       1,064,640
 El Paso Corp...........................    172,300       1,467,996
 *Electronic Arts, Inc..................     41,100       2,788,430
 Electronic Data Systems Corp...........    141,500       2,623,410
 *EMC Corp..............................    649,500       4,708,875
 #Emerson Electric Co...................    124,000       6,466,600
 Engelhard Corp.........................     37,900         918,696
 Entergy Corp...........................     66,000       2,886,180
 EOG Resources, Inc.....................     34,200       1,325,934
                                           SHARES        VALUE+
                                           ------        ------
 Equifax, Inc...........................     42,400  $    1,030,320
 Equity Office Properties Trust.........    123,400       3,172,614
 Equity Residential Corp................     81,200       2,120,944
 Exelon Corp............................     94,900       4,763,031
 Exxon Mobil Corp.......................  1,991,300      69,297,240
 Family Dollar Stores, Inc..............     51,200       1,509,888
 Federal Home Loan Mortgage
   Corporation..........................    205,100      11,821,964
 Federal National Mortgage
   Association..........................    293,300      18,492,565
 *Federated Department Stores, Inc......     59,400       1,941,192
 #FedEx Corp............................     87,800       4,615,646
 Fifth Third Bancorp....................    171,100       9,571,334
 First Data Corp........................    223,100       7,728,184
 First Tennessee National Corp..........     37,300       1,375,624
 FirstEnergy Corp.......................     87,800       2,781,504
 *Fiserv, Inc...........................     56,600       1,923,834
 FleetBoston Financial Corp.............    308,700       8,375,031
 #Fluor Corp............................     23,800         652,596
 Ford Motor Co..........................    537,300       6,114,474
 *Forest Laboratories, Inc..............     52,900       5,677,757
 Fortune Brands, Inc....................     44,300       2,160,511
 FPL Group, Inc.........................     53,600       3,151,680
 Franklin Resources, Inc................     76,600       2,830,370
 *Freeport McMoran Copper & Gold, Inc.
   Class B..............................     42,700         661,850
 Gannett Co., Inc.......................     78,600       5,600,250
 Gap, Inc...............................    256,300       4,072,607
 *Gateway, Inc..........................     95,400         363,474
 General Dynamics Corp..................     59,500       4,846,275
 General Electric Co....................  2,932,100      79,459,910
 General Mills, Inc.....................    108,500       4,841,270
 #General Motors Corp...................    165,200       6,558,440
 Genuine Parts Co.......................     51,600       1,640,364
 *Genzyme Corp..........................     63,200       2,073,276
 Georgia-Pacific Corp...................     67,800       1,405,494
 Gillette Co............................    311,700       9,450,744
 Golden West Financial Corp.............     45,500       3,148,600
 Goodrich (B.F.) Co.....................     34,000         625,600
 Goodyear Tire & Rubber Co..............     51,700         426,008
 Grainger (W.W.), Inc...................     27,500       1,478,950
 Great Lakes Chemical Corp..............     14,800         371,480
 *Guidant Corp..........................     90,100       2,696,693
 Halliburton Co.........................    128,700       2,702,700
 Harley-Davidson, Inc...................     89,000       4,320,060
 *Harrahs Entertainment, Inc............     32,900       1,316,000
 Hartford Financial Services Group,
   Inc..................................     72,900       3,576,474
 #Hasbro, Inc...........................     51,100         655,102
 HCA, Inc...............................    152,800       6,139,504
 Health Management Associates, Inc......     70,200       1,230,606
 *Healthsouth Corp......................    116,800         475,376
 Heinz (H.J.) Co........................    103,400       3,600,388
 *Hercules, Inc.........................     32,100         302,382
 Hershey Foods Corp.....................     40,300       2,594,917
 Hewlett-Packard Co.....................    899,300      17,518,364
 Hilton Hotels Corp.....................    110,900       1,518,221
 Home Depot, Inc........................    694,300      18,343,406
 Honeywell International, Inc...........    241,500       6,247,605
 Household International, Inc...........    134,000       3,845,800
 *Humana, Inc...........................     49,900         519,459
 Huntington Bancshares, Inc.............     70,900       1,390,349

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Illinois Tool Works, Inc...............     90,300  $    6,139,497
 IMS Health, Inc........................     83,600       1,387,760
 Ingersoll-Rand Co., Ltd. Class A.......     49,800       2,300,760
 Intel Corp.............................  1,964,000      41,018,140
 #International Business Machines
   Corp.................................    499,300      43,489,030
 International Flavors & Fragrances,
   Inc..................................     28,000         924,560
 *#International Game Technology........     25,400       1,958,340
 International Paper Co.................    142,000       5,573,500
 Interpublic Group of Companies, Inc....    113,000       1,691,610
 *Intuit, Inc...........................     62,300       3,361,085
 ITT Industries, Inc....................     27,100       1,633,588
 *Jabil Circuit, Inc....................     58,300       1,250,535
 *JDS Uniphase Corp.....................    401,300       1,368,433
 Jefferson-Pilot Corp...................     43,500       1,659,525
 John Hancock Financial Services,
   Inc..................................     85,400       2,610,678
 Johnson & Johnson......................    876,900      50,000,838
 Johnson Controls, Inc..................     26,100       2,163,429
 *Jones Apparel Group, Inc..............     38,000       1,398,400
 JP Morgan Chase & Co...................    587,600      14,789,892
 KB Home Corp...........................     14,700         656,943
 Kellogg Co.............................    120,900       4,034,433
 Kerr-McGee Corp........................     29,500       1,334,875
 KeyCorp................................    125,700       3,279,513
 KeySpan Corp...........................     41,700       1,471,593
 Kimberly Clark Corp....................    152,300       7,663,736
 Kinder Morgan, Inc.....................     35,900       1,473,695
 *#King Pharmaceuticals, Inc............     71,900       1,364,662
 *#KLA-Tencor Corp......................     55,700       2,460,548
 Knight Ridder, Inc.....................     24,600       1,542,666
 *Kohls Corp............................     99,200       6,795,200
 *Kroger Co.............................    232,400       3,655,652
 Leggett and Platt, Inc.................     57,700       1,377,299
 Lehman Brothers Holdings, Inc..........     71,900       4,414,660
 *Lexmark International Group, Inc......     37,300       2,467,022
 Lilly (Eli) & Co.......................    331,100      22,614,130
 Limited Brands, Inc....................    153,600       2,612,736
 Lincoln National Corp..................     54,400       1,911,616
 Linear Technology Corp.................     93,600       3,098,160
 Liz Claiborne, Inc.....................     31,400       1,011,080
 Lockheed Martin Corp...................    134,000       6,994,800
 Loews Corp.............................     55,000       2,226,400
 *Louisiana-Pacific Corp................     30,900         276,864
 Lowe's Companies, Inc..................    229,400       9,520,100
 *#LSI Logic Corp.......................    109,500         907,755
 *#Lucent Technologies, Inc.............  1,011,500       1,770,125
 *Manor Care, Inc.......................     28,900         562,972
 Marathon Oil Corp......................     91,300       1,826,000
 #Marriott International, Inc.
   Class A..............................     71,200       2,545,400
 Marsh & McLennan Co., Inc..............    157,900       7,452,880
 Marshall & Isley Corp..................     61,900       1,759,198
 Masco Corp.............................    146,200       2,948,854
 Mattel, Inc............................    128,700       2,653,794
 Maxim Integrated Products, Inc.........     95,200       4,003,636
 May Department Stores Co...............     84,900       2,076,654
 Maytag Corp............................     23,000         710,930
 MBIA, Inc..............................     43,300       1,969,284
 MBNA Corp..............................    376,600       8,036,644
 *McDermott International, Inc..........     18,600          61,380
 McDonalds Corp.........................    375,800       6,952,300
                                           SHARES        VALUE+
                                           ------        ------
 McGraw-Hill Companies, Inc.............     57,200  $    3,391,388
 McKesson Corp..........................     85,400       2,213,568
 MeadWestavco Corp......................     58,900       1,474,856
 *Medimmune, Inc........................     73,900       1,952,438
 Medtronic, Inc.........................    357,600      16,717,800
 Mellon Financial Corp..................    128,300       3,855,415
 Merck & Co., Inc.......................    662,900      39,382,889
 *#Mercury Interactive Corp.............     24,800         829,436
 Meredith Corp..........................     14,600         636,706
 #Merrill Lynch & Co., Inc..............    255,000      11,092,500
 #MetLife, Inc..........................    206,900       5,553,196
 MGIC Investment Corp...................     30,300       1,414,101
 *#Micron Technology, Inc...............    177,900       2,812,599
 *Microsoft Corp........................  1,595,800      92,293,093
 Millipore Corp.........................     14,300         527,098
 *Mirant Corp...........................    118,500         248,850
 #Molex, Inc............................     57,000       1,599,705
 Monsanto Co............................     77,000       1,354,430
 Moody's Corp...........................     45,800       2,016,116
 Morgan Stanley Dean Witter & Co........    322,900      14,607,996
 Motorola, Inc..........................    677,500       7,709,950
 *Nabors Industries, Ltd................     42,500       1,504,500
 National City Corp.....................    180,100       5,006,780
 *National Semiconductor Corp...........     53,200       1,079,960
 *Navistar International Corp...........     17,800         549,308
 *NCR Corp..............................     28,800         794,880
 *#Network Appliance Corp...............     99,100       1,376,004
 New York Times Class A.................     44,700       2,147,388
 Newell Rubbermaid, Inc.................     78,800       2,499,536
 #Newmont Mining Corp...................    118,300       2,769,403
 *Nextel Communications Corp.
   Class A..............................    268,400       3,689,158
 Nicor, Inc.............................     13,000         409,630
 Nike, Inc. Class B.....................     78,600       3,519,708
 #NiSource, Inc.........................     71,900       1,401,331
 *Noble Corp............................     39,500       1,341,025
 Nordstrom, Inc.........................     39,800         796,000
 Norfolk Southern Corp..................    114,600       2,261,058
 North Fork Bancorporation, Inc.........     48,200       1,677,842
 Northern Trust Corp....................     65,300       2,531,028
 #Northrop Grumman Corp.................     33,400       3,236,794
 *Novell, Inc...........................    107,400         386,640
 *Novellus Systems, Inc.................     42,700       1,549,797
 Nucor Corp.............................     23,000       1,155,520
 *Nvidia Corp...........................     45,200         774,502
 Occidental Petroleum Corp..............    111,000       3,091,350
 *Office Depot, Inc.....................     91,100       1,613,381
 Omnicom Group, Inc.....................     55,300       3,763,165
 *Oracle Systems Corp...................  1,601,200      19,446,574
 Paccar, Inc............................     34,200       1,678,365
 *Pactiv Corp...........................     46,600         964,620
 Pall Corp..............................     36,100         688,788
 *Parametric Technology Corp............     77,000         241,010
 Parker-Hannifin Corp...................     34,800       1,624,812
 Paychex, Inc...........................    110,800       3,237,576
 Penney (J.C.) Co., Inc.................     78,800       1,869,924
 Peoples Energy Corp....................     10,400         374,296
 *Peoplesoft, Inc.......................     91,900       1,806,295
 Pepsi Bottling Group, Inc..............     84,100       2,415,352
 Pepsico, Inc...........................    522,300      22,187,304
 PerkinElmer, Inc.......................     36,900         315,864
 Pfizer, Inc............................  1,824,000      57,528,960

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#PG&E Corp. (Holding Co.).............    115,800  $    1,599,198
 Pharmacia Corp.........................    380,200      16,082,460
 *Phelps Dodge Corp.....................     26,100         820,062
 Philip Morris Companies, Inc...........    623,000      23,499,560
 Pinnacle West Capital Corp.............     25,100         806,212
 Pitney Bowes, Inc......................     70,200       2,478,060
 #Plum Creek Timber Co., Inc............     54,600       1,329,510
 *PMC Sierra, Inc.......................     49,200         399,750
 PNC Financial Services Group, Inc......     83,700       3,532,140
 *Power-One, Inc........................     23,500         185,885
 PPG Industries, Inc....................     49,900       2,498,992
 PPL Corp...............................     47,800       1,591,740
 Praxair, Inc...........................     47,600       2,808,400
 Principal Financial Group, Inc.........    102,200       2,963,800
 Procter & Gamble Co....................    382,900      32,163,600
 Progress Energy, Inc...................     69,500       2,919,000
 Progressive Corp.......................     64,100       3,630,624
 *Providian Financial Corp..............     85,100         517,408
 #Prudential Financial, Inc.............    171,100       5,146,688
 Public Service Enterprise Group, Inc...     65,200       1,952,088
 Pulte Homes Inc........................     18,100         849,614
 *Q Logic Corp..........................     27,600       1,199,772
 *Qualcomm, Inc.........................    228,900       9,430,680
 *Quintiles Transnational Corp..........     34,700         407,725
 *Qwest Communications International,
   Inc..................................    494,100       2,391,444
 #Radioshack Corp.......................     50,500       1,199,375
 *Rational Software Corp................     56,900         526,894
 Raytheon Co............................    118,700       3,462,479
 *#Reebok International, Ltd............     17,600         504,944
 Regions Financial Corp.................     65,200       2,265,048
 #RJ Reynolds Tobacco Holdings, Inc.....     26,400       1,019,040
 *Robert Half International, Inc........     51,700       1,015,905
 Rockwell Collins, Inc..................     53,900       1,153,460
 Rockwell International Corp............     54,900       1,155,645
 Rohm & Haas Co.........................     65,200       2,307,428
 Rowan Companies, Inc...................     27,700         590,010
 Ryder System, Inc......................     18,400         423,200
 *Sabre Holdings Corp...................     42,700         929,152
 Safeco Corp............................     40,300       1,457,248
 *Safeway, Inc..........................    130,000       3,091,400
 *Saint Jude Medical, Inc...............     52,000       1,810,640
 #Saint Paul Companies, Inc.............     66,700       2,483,908
 *#Sanmina Corp.........................    154,600         747,491
 Sara Lee Corp..........................    231,200       5,393,896
 SBC Communications, Inc................    979,900      27,927,150
 Schering-Plough Corp...................    432,200       9,793,652
 Schlumberger, Ltd......................    170,200       7,531,350
 Schwab (Charles) Corp..................    402,300       4,642,542
 Scientific-Atlanta, Inc................     46,100         626,960
 *#Sealed Air Corp......................     24,800         937,688
 #Sears, Roebuck & Co...................     93,200       2,581,640
 Sempra Energy..........................     60,400       1,399,468
 Sherwin-Williams Co....................     44,400       1,280,052
 *Siebel Systems, Inc...................    140,900       1,201,877
 Sigma-Aldrich Corp.....................     21,600       1,087,344
 Simon Property Group, Inc..............     54,800       1,847,856
 SLM Corp...............................     45,600       4,456,488
 Snap-On, Inc...........................     17,200         514,968
 *Solectron Corp........................    242,700       1,121,274
 Southern Co............................    208,900       5,464,824
 SouthTrust Corp........................    102,200       2,677,129
                                           SHARES        VALUE+
                                           ------        ------
 Southwest Airlines Co..................    227,800  $    3,781,480
 Sprint Corp............................    263,100       3,835,998
 *Sprint Corp. (PCS Group)..............    293,800       1,692,288
 Stanley Works..........................     25,200         905,688
 *Staples, Inc..........................    137,800       2,666,430
 *Starbucks Corp........................    114,500       2,487,513
 Starwood Hotels and Resorts Worldwide,
   Inc..................................     58,700       1,486,871
 State Street Corp......................     95,400       4,293,000
 #Stilwell Financial, Inc...............     65,500         964,160
 Stryker Corp...........................     58,300       3,605,855
 *Sun Microsystems, Inc.................    956,700       4,109,027
 *Sungard Data Systems, Inc.............     83,300       1,946,721
 Sunoco, Inc............................     22,400         663,040
 #Suntrust Banks, Inc...................     84,000       4,927,440
 Supervalu, Inc.........................     39,400         708,412
 Symbol Technologies, Inc...............     67,600         695,604
 Synovus Financial Corp.................     87,400       1,820,542
 Sysco Corp.............................    195,500       5,751,610
 T. Rowe Price Group, Inc...............     36,000       1,094,220
 Target Corp............................    267,300       9,296,694
 #Teco Energy, Inc......................     51,100         753,214
 *Tektronix, Inc........................     26,300         518,636
 *Tellabs, Inc..........................    121,300       1,074,718
 Temple-Inland, Inc.....................     15,900         779,895
 *Tenet Healthcare Corp.................    144,100       2,658,645
 *Teradyne, Inc.........................     53,900         883,421
 Texas Corp.............................     91,100       1,404,762
 Texas Instruments, Inc.................    510,800      10,272,188
 Textron, Inc...........................     40,700       1,754,170
 #The Goldman Sachs Group, Inc..........    142,000      11,199,540
 *Thermo-Electron Corp..................     49,100         961,869
 *Thomas & Betts Corp...................     17,200         321,640
 #Tiffany & Co..........................     42,900       1,217,502
 TJX Companies, Inc.....................    159,000       3,111,630
 *TMP Worldwide, Inc....................     32,900         481,656
 Torchmark Corp.........................     35,000       1,299,900
 *Toys R Us, Inc........................     62,600         851,986
 Transocean, Inc........................     94,100       2,286,630
 *Travelers Property Casualty Corp.
   Series B.............................    294,700       4,715,200
 Tribune Co.............................     88,900       4,071,620
 TRW, Inc...............................     37,900       1,959,051
 Tupperware Corp........................     17,200         294,636
 Tyco International, Ltd................    588,000      10,489,920
 U.S. Bancorp...........................    564,200      12,355,980
 Union Pacific Corp.....................     74,500       4,313,550
 Union Planters Corp....................     58,900       1,737,550
 *#Unisys Corp..........................     95,200       1,066,240
 #United Parcel Service, Inc............    329,100      20,851,776
 United States Steel Corp...............     30,100         435,848
 United Technologies Corp...............    139,000       8,683,330
 Unitedhealth Group, Inc................     89,400       7,281,630
 *Univision Communications, Inc.
   Class A..............................     67,500       2,169,450
 Unocal Corp............................     75,900       2,250,435
 UnumProvident Corp.....................     71,100       1,212,255
 UST, Inc...............................     49,800       1,603,560
 *Veritas Software Co...................    121,000       2,201,595
 Verizon Communications, Inc............    804,000      33,671,520
 VF Corp................................     32,200       1,219,092
 *Viacom, Inc. Class B..................    520,000      24,445,200

THE U.S. LARGE COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Visteon Corp...........................     38,500  $      309,925
 #Vulcan Materials Co...................     30,000       1,132,200
 Wachovia Corp..........................    404,100      14,204,115
 Walgreen Co............................    301,900       8,691,701
 Wal-Mart Stores, Inc...................  1,310,900      70,998,344
 Washington Mutual, Inc.................    285,000      10,254,300
 Waste Management, Inc..................    180,200       4,490,584
 *Waters Corp...........................     38,600       1,034,480
 *Watson Pharmaceuticals, Inc...........     31,500         944,685
 *Wellpoint Health Networks, Inc........     42,900       2,824,107
 Wells Fargo & Co.......................    500,600      23,132,726
 Wendy's International, Inc.............     34,200         955,206
 Weyerhaeuser Co........................     64,500       3,392,700
 Whirlpool Corp.........................     20,100       1,080,978
 Williams Companies, Inc................    152,200         403,330
 Winn-Dixie Stores, Inc.................     41,500         619,180
 Worthington Industries, Inc............     25,200         444,024
 #Wrigley (Wm.) Jr. Co..................     66,400       3,571,656
 Wyeth..................................    390,500      15,006,915
 #XCEL Energy, Inc......................    117,400       1,260,876
 *#Xerox Corp...........................    215,200       1,876,544
 *#Xilinx, Inc..........................     99,400       2,450,210
 XL Capital, Ltd........................     40,000       3,309,600
 *#Yahoo!, Inc..........................    177,100       3,243,587
 *Yum! Brands, Inc......................     87,600       2,094,516
 *Zimmer Holdings, Inc..................     57,400       2,160,536
 #Zions Bancorp.........................     27,100       1,115,572
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $2,502,724,241).................              2,547,583,966
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.6%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $67,888,000 FMC
   Discount Notes 1.30%, 01/08/03,
   valued at $67,803,140) to be
   repurchased at $66,807,736
   (Cost $66,801,000)...................  $  66,801      66,801,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,569,525,241)++...............             $2,614,384,966
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $2,709,418,577.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (98.9%)
 *3COM Corp.............................    265,700  $    1,374,997
 *Advanced Micro Devices, Inc...........    326,800       2,777,800
 Aetna, Inc.............................    539,626      20,370,881
 *Agere Systems, Inc. Class A...........      8,652          11,940
 *Agere Systems, Inc. Class B...........    212,364         299,433
 *Agilent Technologies, Inc.............    124,200       2,410,722
 *AK Steel Holding Corp.................    663,675       5,375,767
 *Alaska Air Group, Inc.................    108,500       2,296,945
 Albemarle Corp.........................    102,100       3,180,415
 *Allegheny Corp........................     17,239       3,189,215
 Alliant Energy Corp....................    212,900       3,466,012
 *Allied Waste Industries, Inc..........        500           5,340
 *Allmerica Financial Corp..............     94,900       1,042,951
 Allstate Corp..........................    923,700      36,052,011
 Amerada Hess Corp......................     86,400       4,838,400
 *America West Holdings Corp.
   Class B..............................     19,400          42,486
 American Financial Group, Inc..........    177,400       4,213,250
 American National Insurance Co.........     46,700       4,143,224
 *#Americredit Corp.....................     10,000          83,200
 AmerUs Group Co........................     45,600       1,461,480
 *AMR Corp..............................    361,200       2,795,688
 Anadarko Petroleum Corp................    242,400      11,441,280
 *AOL Time Warner, Inc..................  2,126,800      34,815,716
 Apache Corp............................     61,900       3,335,172
 *Apple Computer, Inc...................     62,300         967,207
 *Applied Micro Circuits Corp...........     73,000         333,245
 Archer-Daniels Midland Co..............  2,375,260      31,662,216
 *Arrow Electronics, Inc................    308,200       4,971,266
 Ashland, Inc...........................    297,600       8,680,992
 #Astoria Financial Corp................     25,200         663,264
 AT&T Corp..............................    529,180      14,838,207
 *AT&T Wireless Services, Inc...........  2,608,637      19,695,209
 *AutoNation, Inc.......................  2,057,600      25,390,784
 #Avnet, Inc............................     26,800         379,220
 AVX Corp...............................      7,500          96,375
 Bank of Hawaii Corp....................    337,800      10,296,144
 #Bear Stearns Companies, Inc...........    373,770      23,921,280
 Belo Corp. Class A.....................    324,200       7,518,198
 *Big Lots, Inc.........................    253,500       3,219,450
 Blockbuster, Inc. Class A..............     13,300         289,408
 Boise Cascade Corp.....................    213,400       5,778,872
 *Borders Group, Inc....................     22,700         415,410
 Borg-Warner, Inc.......................    100,800       5,193,216
 Bowater, Inc...........................    168,400       7,305,192
 *#Broadcom Corp........................     11,500         225,515
 Brunswick Corp.........................    297,600       6,255,552
 Burlington Northern Santa Fe Corp......  1,283,000      32,498,390
 *#CarMax, Inc..........................     18,581         366,046
 #Centex Corp...........................    229,000      11,525,570
 *#Charter Communications, Inc..........     83,700         171,166
 *#CheckFree Corp.......................     45,000         881,775
 *CIENA Corp............................    164,600       1,095,413
 *Cimarex Energy Co.....................     78,019       1,179,647
 Cincinnati Financial Corp..............    551,580      21,304,778
 Circuit City Stores, Inc. (Circuit City
   Group)...............................    175,300       1,696,904
 Citigroup, Inc.........................     85,974       3,342,669
                                           SHARES        VALUE+
                                           ------        ------
 *#Citizens Communications Co...........     70,500  $      695,130
 *Clear Channel Communications, Inc.....    585,500      25,445,830
 *CNA Financial Corp....................    635,600      15,750,168
 *CNET Networks, Inc....................     31,703          97,645
 Coca-Cola Enterprises, Inc.............  1,785,400      38,011,166
 *Comcast Corp. Class A.................    855,948      19,982,106
 *Comcast Corp. Special Class A Non-
   Voting...............................    927,100      21,114,703
 Commerce Group, Inc....................     93,100       3,379,530
 Commercial Federal Corp................     98,900       2,220,305
 Computer Associates International,
   Inc..................................     97,300       1,470,203
 *Comverse Technology, Inc..............    111,500       1,353,053
 ConocoPhilips..........................    220,400      10,537,324
 *Corning, Inc..........................    813,700       3,604,691
 Countrywide Credit Industries, Inc.....    410,000      20,213,000
 *Cox Communications, Inc...............    546,600      16,551,048
 CSX Corp...............................    577,800      15,976,170
 #Cummins Engine Co., Inc...............    143,100       4,499,064
 Curtiss-Wright Corp-Cl B W/I...........     13,565         815,257
 Dana Corp..............................    510,700       6,894,450
 #Delta Air Lines, Inc..................    402,500       5,433,750
 Diamond Offshore Drilling, Inc.........     30,900         693,396
 Dillards, Inc. Class A.................    348,900       6,740,748
 Disney (Walt) Co.......................    769,200      15,245,544
 *E Trade Group, Inc....................    239,800       1,362,064
 Eastman Chemical Co....................     83,200       3,255,616
 *Extended Stay America, Inc............    346,900       4,853,131
 *Federated Department Stores, Inc......    618,200      20,202,776
 First American Financial Corp..........     64,300       1,317,507
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 FleetBoston Financial Corp.............    331,300       8,988,169
 Florida East Coast Industries Inc.
   Class B..............................      7,739         166,621
 Florida East Coast Industries, Inc.....     60,400       1,398,260
 *Foot Locker, Inc......................    175,000       2,345,000
 Ford Motor Co..........................  2,147,600      24,439,688
 *Gateway, Inc..........................     72,600         276,606
 GATX Corp..............................    140,300       3,385,439
 General Motors Corp....................    870,100      34,542,970
 *General Motors Corp. Class H..........    826,438       9,652,796
 Georgia-Pacific Corp...................    334,900       6,942,477
 Goodyear Tire & Rubber Co..............    493,200       4,063,968
 Greenpoint Financial Corp..............    119,200       5,089,840
 Halliburton Co.........................    109,200       2,293,200
 Harris Corp............................    151,400       4,075,688
 Hartford Financial Services Group,
   Inc..................................    112,800       5,533,968
 *Healthsouth Corp......................  1,481,200       6,028,484
 *Hearst-Argyle Television, Inc.........    238,600       5,786,050
 Helmerich & Payne, Inc.................    146,800       4,010,576
 Hibernia Corp..........................    274,500       5,360,985
 Hollinger International, Inc.
   Class A..............................    268,700       2,630,573
 Horton (D.R.), Inc.....................    598,615      11,439,533
 *Human Genome Sciences, Inc............     23,900         252,623
 *Humana, Inc...........................    618,900       6,442,749
 Ikon Office Solutions, Inc.............      7,300          55,626
 IMC Global, Inc........................    438,300       5,719,815
 Independence Community Bank Corp.......     12,500         318,125

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Ingram Micro, Inc....................    269,200  $    3,763,416
 International Paper Co.................  1,215,775      47,719,169
 *Invitrogen Corp.......................     20,100         561,594
 *JDS Uniphase Corp.....................  1,047,300       3,571,293
 John Hancock Financial Services,
   Inc..................................     77,000       2,353,890
 JP Morgan Chase & Co...................  1,672,800      42,104,376
 Kerr-McGee Corp........................     70,700       3,199,175
 *Key3Media Group, Inc..................     43,100             797
 KeyCorp................................    941,600      24,566,344
 LaFarge Corp...........................    257,500       8,265,750
 *Lear Corp.............................    110,900       4,068,921
 *#Level 3 Communications, Inc..........    195,500       1,204,280
 *Liberty Media Corp....................  2,552,300      26,952,288
 Lincoln National Corp..................    309,400      10,872,316
 Loews Corp.............................    636,800      25,777,664
 *Louisiana-Pacific Corp................    383,400       3,435,264
 *#LSI Logic Corp.......................    227,000       1,881,830
 Lubrizol Corp..........................    182,000       5,671,120
 *#Lucent Technologies, Inc.............  1,193,800       2,089,150
 Lyondell Chemical Co...................    447,200       6,399,432
 *Mandalay Resort Group.................    295,000       8,162,650
 *Manor Care, Inc.......................     44,600         868,808
 Marathon Oil Corp......................    911,450      18,229,000
 *Maxtor Corp...........................      1,400           7,588
 MBIA, Inc..............................    155,550       7,074,414
 MeadWestavco Corp......................    758,431      18,991,112
 #Merrill Lynch & Co., Inc..............     53,600       2,331,600
 #MetLife, Inc..........................    701,700      18,833,628
 *Metro-Goldwyn-Mayer, Inc..............     28,700         408,975
 MGIC Investment Corp...................     28,000       1,306,760
 *MGM Grand, Inc........................    134,100       4,539,285
 *MIPS Technologies, Inc., Class B......     10,116          28,173
 Mony Group, Inc........................     51,200       1,208,832
 Nationwide Financial Services, Inc.....     24,800         732,840
 Norfolk Southern Corp..................  1,537,600      30,336,848
 #Northrop Grumman Corp.................    241,000      23,355,310
 *Novell, Inc...........................      5,800          20,880
 Occidental Petroleum Corp..............    650,800      18,124,780
 Old Republic International Corp........    334,275      10,001,508
 Omnicare, Inc..........................    360,300       7,778,877
 *#Owens-Illinois, Inc..................     92,500       1,452,250
 *Pactiv Corp...........................    613,100      12,691,170
 *#PanAmSat Corp........................     91,300       1,760,721
 *Park Place Entertainment Corp.........    800,400       6,627,312
 Peabody Energy Corp....................      4,600         125,350
 Penney (J.C.) Co., Inc.................  1,120,000      26,577,600
 PepsiAmericas, Inc.....................     19,700         300,031
 *Phelps Dodge Corp.....................    287,085       9,020,211
 *Pioneer Natural Resources Co..........    333,900       8,233,974
 PMI Group, Inc.........................     11,400         371,526
 *#Pride International, Inc.............     92,900       1,298,742
 Protective Life Corp...................     28,400         838,652
 *Providian Financial Corp..............    198,600       1,207,488
 Pulitzer, Inc..........................      1,700          74,732
 Pulte Homes Inc........................    124,200       5,829,948
 Questar Corp...........................    271,400       7,075,398
 *Quintiles Transnational Corp..........     21,500         252,625
 *Qwest Communications International,
   Inc..................................  1,410,200       6,825,368
 #Radian Group, Inc.....................     58,100       2,376,290
 *Radio One, Inc........................      5,000          87,775
                                           SHARES        VALUE+
                                           ------        ------
 Rayonier, Inc..........................     83,000  $    3,839,580
 Raytheon Co............................  1,084,000      31,620,280
 Reinsurance Group of America, Inc......      4,200         115,080
 *#Rite Aid Corp........................    969,800       2,269,332
 #RJ Reynolds Tobacco Holdings, Inc.....    251,326       9,701,184
 Rockwell International Corp............     62,400       1,313,520
 Ryder System, Inc......................    275,400       6,334,200
 Safeco Corp............................    486,400      17,588,224
 #Saint Paul Companies, Inc.............    695,326      25,893,940
 *Saks, Inc.............................    743,200       9,661,600
 *#Sanmina Corp.........................    343,300       1,659,856
 #Sears, Roebuck & Co...................    254,200       7,041,340
 *Service Corp. International...........    903,100       2,998,292
 *Six Flags, Inc........................    315,900       2,283,957
 *#Smithfield Foods, Inc................     30,300         574,488
 *Smurfit-Stone Container Corp..........    260,326       3,796,855
 *Solectron Corp........................    481,300       2,223,606
 Sovereign Bancorp, Inc.................    781,020      10,793,696
 Sprint Corp............................    534,600       7,794,468
 Starwood Hotels and Resorts Worldwide,
   Inc..................................    573,500      14,526,755
 Steelcase, Inc. Class A................     20,000         214,200
 *Sun Microsystems, Inc.................    676,000       2,903,420
 Sunoco, Inc............................    298,800       8,844,480
 Supervalu, Inc.........................    565,200      10,162,296
 *Tech Data Corp........................      7,200         220,644
 Telephone & Data Systems, Inc..........     27,300       1,496,040
 *Tellabs, Inc..........................    251,500       2,228,290
 Temple-Inland, Inc.....................    131,300       6,440,265
 Textron, Inc...........................     54,400       2,344,640
 *Thomas & Betts Corp...................     46,900         877,030
 Tidewater, Inc.........................    100,900       3,120,837
 *Toys R Us, Inc........................    819,300      11,150,673
 TRW, Inc...............................     30,000       1,550,700
 Tyson Foods, Inc. Class A..............    912,556      10,768,161
 *#UAL Corp.............................    187,700         471,127
 Union Pacific Corp.....................    824,200      47,721,180
 Unionbancal Corp.......................     86,600       3,773,162
 *#Unisys Corp..........................     61,900         693,280
 *United Rentals, Inc...................    288,500       2,795,565
 *United States Cellular Corp...........     38,600       1,138,700
 United States Steel Corp...............    326,200       4,723,376
 Unitrin, Inc...........................    223,800       6,904,230
 UnumProvident Corp.....................    838,989      14,304,762
 Valero Energy Corp.....................    114,300       3,654,171
 #Valhi, Inc............................    158,500       1,553,300
 *VeriSign, Inc.........................    148,300       1,559,375
 *Viacom, Inc. Class B..................  1,014,400      47,686,944
 *Vishay Intertechnology, Inc...........    182,616       2,580,364
 Visteon Corp...........................    273,569       2,202,230
 *Vitesse Semiconductor, Inc............      2,800           9,310
 *Watson Pharmaceuticals, Inc...........     15,200         455,848
 *WebMD Corp............................    321,200       2,747,866
 Weis Markets, Inc......................     20,800         682,240
 Wesco Financial Corp...................     13,540       4,089,080
 Weyerhaeuser Co........................    243,400      12,802,840
 Worthington Industries, Inc............    140,800       2,480,896
 *#Xerox Corp...........................     75,000         654,000
 York International Corp................    137,800       3,456,024
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $1,787,373,433).................              1,714,495,248
                                                     --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                            FACE
                                           AMOUNT         VALUE+
                                           ------         ------
                                           (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $17,497,000 U.S.
   Treasury Notes 7.25%, 05/15/04,
   valued at $18,918,631) to be
   repurchased at $18,639,879
   (Cost $18,638,000)...................  $ 18,638    $   18,638,000
                                                      --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,806,011,433)++...............              $1,733,133,248
                                                      ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,806,181,118.

                See accompanying Notes to Financial Statements.

                        THE U.S. SMALL CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
COMMON STOCKS -- (97.3%)
 1st Source Corp........................    124,700  $    2,045,080
 *24/7 Media, Inc.......................    139,700          46,799
 *3 Dimensional Pharmaceuticals, Inc....      6,400          29,600
 *3-D Systems Corp......................    106,200         884,115
 *3TEC Energy Corp......................    150,100       2,057,120
 AAR Corp...............................    543,350       2,988,425
 ABC Bancorp............................     20,280         265,364
 *Abgenix, Inc..........................    376,400       3,494,874
 Abington Bancorp, Inc..................     40,700         858,566
 *#Abiomed, Inc.........................     17,500          86,625
 *Ablest, Inc...........................     16,800         110,880
 Abrams Industries, Inc.................     10,000          41,150
 *Acceptance Insurance Companies,
   Inc..................................    271,200          20,476
 *Access Worldwide Communications,
   Inc..................................     10,300           5,510
 *Accrue Software, Inc..................     89,500           4,251
 Aceto Corp.............................     86,926       1,483,392
 *Aclara Biosciences, Inc...............    152,700         355,027
 *Acme Communications, Inc..............    222,100       1,679,076
 *Acme United Corp......................      8,700          31,276
 *Acorn Products, Inc...................      1,600           7,520
 *#ACT Teleconferencing, Inc............    115,000         157,550
 *Active Power, Inc.....................    677,900       1,386,305
 *#Actrade Financial Technologies,
   Ltd..................................     14,300          36,322
 Acuity Brands, Inc.....................     95,900       1,302,322
 Adams Resources & Energy, Inc..........      6,700          35,510
 *Adaptec, Inc..........................    102,100         687,643
 *ADE Corp..............................    154,300       1,272,975
 *Adept Technology, Inc.................    160,300          87,363
 *#Administaff, Inc.....................    455,200       3,095,360
 *Advance Lighting Technologies, Inc....     56,100          17,671
 *Advanced Digital Information Corp.....    141,800       1,055,701
 *Advanced Magnetics, Inc...............     90,400         447,480
 *Advanced Power Technology, Inc........     77,400         361,071
 Advanta Corp. Class A..................    198,879       1,864,491
 Advanta Corp. Class B Non-Voting.......    333,097       3,236,037
 *Advent Software, Inc..................     22,400         373,744
 *Aehr Test Systems.....................     89,200         263,140
 *AEP Industries, Inc...................     49,450         603,784
 *Aerovox, Inc..........................     80,600             161
 *Aether Systems, Inc...................    689,800       2,403,953
 *Aetrium, Inc..........................    140,800         167,552
 *AG Services America, Inc..............      9,600          79,200
 *Agco Corp.............................    492,400      11,886,536
 *Agile Software Corp...................    133,300       1,197,034
 *AHL Services, Inc.....................    255,400         113,653
 *AHT Corp..............................    164,200              90
 *Air Methods Corp......................     98,400         521,028
 Airborne, Inc..........................    847,300      12,141,809
 *Airgas, Inc...........................    482,000       8,102,420
 *Airnet Communications Corp............      4,000           3,040
 *Airnet Systems, Inc...................    200,900       1,010,527
 *AK Steel Holding Corp.................    821,141       6,651,242
 *#Akamai Technologies, Inc.............    823,500       1,688,175
 Alamo Group, Inc.......................    128,700       1,531,530
 *Alaska Air Group, Inc.................    515,000      10,902,550
                                           SHARES        VALUE+
                                           ------        ------
 *Alaska Communications Systems Group,
   Inc..................................    259,300  $      505,635
 *Aldila, Inc...........................     78,966         126,346
 Alexander & Baldwin, Inc...............    641,504      15,816,281
 *Alexion Pharmaceuticals, Inc..........    205,800       3,613,848
 Alico, Inc.............................     48,600       1,194,831
 *All American Semiconductor, Inc.......     29,260          73,881
 Allegheny Teledyne, Inc................    185,400       1,325,610
 Allegiant Bancorp, Inc.................     30,800         532,224
 Allen Organ Co. Class B................      5,000         198,875
 *Allen Telecom, Inc....................    524,500       5,008,975
 *Alliance Semiconductor Corp...........    700,900       3,073,446
 *Allied Healthcare International,
   Inc..................................    228,600         982,980
 *Allied Healthcare Products, Inc.......    124,200         373,221
 *Allied Holdings, Inc..................    111,535         362,489
 *Allied Motion Technologies, Inc.......     45,300          99,660
 *Allied Research Corp..................     63,900       1,028,790
 *Allmerica Financial Corp..............    104,500       1,148,455
 *Allou Health & Beauty Care, Inc.
   Class A..............................     97,500         263,250
 *Alloy Online, Inc.....................    101,300       1,203,950
 *Allscripts Healthcare Solutions,
   Inc..................................    444,700       1,302,971
 *Almost Family, Inc....................     13,700          73,089
 *Alpha Technologies Group, Inc.........     82,112         111,262
 *Alphanet Solutions, Inc...............     92,400         147,840
 Alpharma, Inc. Class A.................    630,300       8,477,535
 *#Alterra Healthcare Corp..............    403,700          72,666
 *Ambassadors Group, Inc................     40,500         547,155
 *Ambassadors, Inc......................    159,300       1,385,113
 *AMC Entertainment, Inc................    225,700       2,223,145
 *Amcast Industrial Corp................    149,800         307,090
 Amcol International Corp...............     47,300         283,327
 *#Amerco, Inc..........................    283,500       1,302,682
 *America West Holdings Corp.
   Class B..............................    735,900       1,611,621
 *American Aircarriers Support, Inc.....     83,100               8
 American Biltrite, Inc.................     45,600         403,560
 #American Business Financial Services,
   Inc..................................     39,259         395,142
 #American Capital Strategies, Ltd......     22,400         464,240
 *#American Classic Voyages Co..........    302,500              30
 *American Ecology Corp.................     48,100         128,427
 American Financial Holdings, Inc.......     27,794         817,144
 *American Greetings Corp. Class A......    927,800      15,095,306
 *American Indemnity Financial Escrow...     14,200          14,200
 *American Independence Corp............     42,700         115,290
 *American Medical Electronics, Inc.
   (Escrow-Bonus).......................     20,800               0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)....................     20,800               0
 *American Medical Security Group,
   Inc..................................    304,000       3,492,960
 *American Pacific Corp.................    104,300         912,625
 *American Physicians Capital, Inc......    161,200       2,987,842
 *American Physicians Services Group,
   Inc..................................     36,300         145,563
 *American Retirement Corp..............    279,800         461,670
 American Shared Hospital Services......      2,100           9,135
 *American Software, Inc. Class A.......    261,950         749,177

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *American Superconductor Corp..........    391,200  $    1,400,496
 *American Technical Ceramics Corp......     83,100         432,120
 *#American Tower Corp..................    645,600       2,556,576
 American Vanguard Corp.................     11,357         264,050
 Americana Bancorp, Inc.................     26,030         296,742
 *America's Car-Mart, Inc...............     70,500         869,970
 *#Americredit Corp.....................    104,200         866,944
 *#Ameripath, Inc.......................    331,100       5,597,245
 AmeriServe Financial, Inc..............    255,849         781,619
 Ameron International Corp..............     58,700       3,346,487
 AmerUs Group Co........................    249,885       8,008,814
 *#Ames Department Stores, Inc..........    398,000             497
 *Amistar Corp..........................     42,300          30,667
 *Amkor Technology, Inc.................     80,000         581,200
 Ampco-Pittsburgh Corp..................    200,000       2,538,000
 *AMR Corp..............................    124,700         965,178
 *Amrep Corp............................     96,692         733,892
 *Amresco, Inc..........................    136,700              55
 *Amtech Systems, Inc...................      6,000          22,860
 *Amwest Insurance Group, Inc...........     67,290             370
 *Anadigics, Inc........................    215,827         838,488
 *Analysts International Corp...........    189,710         435,384
 *Analytical Surveys, Inc...............        830             896
 *Anaren Microwave, Inc.................    123,961       1,431,750
 Anchor Bancorp Wisconsin, Inc..........     74,498       1,511,937
 Andersons, Inc.........................     96,700       1,157,982
 *Andrew Corp...........................    111,900       1,260,553
 Angelica Corp..........................     81,800       1,848,680
 *Angelo & Maxie's, Inc.................     25,350          93,795
 *AnswerThink Consulting Group, Inc.....     86,100         228,595
 *Antigenics, Inc.......................      1,900          23,218
 *APA Optics, Inc.......................    157,400         277,024
 Apogee Enterprises, Inc................    390,500       3,633,602
 *Applica, Inc..........................    390,700       1,937,872
 *Applied Extrusion Technologies, Inc...    229,200         608,526
 *Applied Films Corp....................     67,070       1,361,521
 *Applied Graphics Technologies, Inc....    112,300          76,364
 Applied Industrial Technologies, Inc...    470,000       8,460,000
 *Applied Innovation, Inc...............     51,000         180,285
 *Applied Micro Circuits Corp...........     16,500          75,322
 *Applied Microsystems Corp.............     89,700          21,079
 *Applied Molecular Evolution, Inc......     13,700          28,016
 *Applied Signal Technologies, Inc......    128,800       1,372,364
 *Apropos Technology, Inc...............     10,200          16,269
 *Aradigm Corp..........................      4,300           8,428
 *Arch Capital Group, Ltd...............     74,600       2,254,412
 Arch Chemicals, Inc....................    378,600       7,715,868
 Arch Coal, Inc.........................     99,257       1,986,133
 Arctic Cat, Inc........................     37,100         572,453
 *Arena Pharmaceuticals, Inc............    484,300       3,227,859
 Argonaut Group, Inc....................    337,585       5,538,082
 *Argonaut Technologoes, Inc............      8,200           7,667
 *Ariba, Inc............................    956,800       4,004,208
 *Ark Restaurants Corp..................     21,300         147,502
 *Arkansas Best Corp....................     98,300       2,879,207
 *Arlington Hospitality, Inc............     70,000         209,300
 *Armor Holdings, Inc...................      3,300          47,256
 *#Armstrong Holdings, Inc..............    421,700         259,345
 *Arqule, Inc...........................    249,100       1,468,444
 *Arris Group, Inc......................  1,249,300       4,191,401
 *Arrow Electronics, Inc................     38,500         621,005
 Arrow Financial Corp...................      1,712          53,649
                                           SHARES        VALUE+
                                           ------        ------
 *Art Technology Group, Inc.............     52,300  $       89,956
 *Artesyn Technologies, Inc.............    410,300       1,684,281
 *Asante Technologies, Inc..............     82,600           5,162
 ASB Financial Corp.....................     14,600         207,831
 *Ascent Assurance, Inc.................        222             161
 *Ascential Software Corp...............  1,547,500       4,634,762
 *Ashworth, Inc.........................    240,200       1,250,241
 *Aspect Communications Corp............    610,400       1,925,812
 *Aspect Medical Systems, Inc...........        400           1,926
 *#Aspen Technology, Inc................    115,200         399,168
 *Astea International, Inc..............     66,000          45,210
 *Astec Industries, Inc.................    138,400       1,417,216
 Astro-Med, Inc.........................     56,575         203,670
 *Astronics Corp........................     19,687         128,064
 *Astronics Corp. Class B...............      7,756          54,292
 *#AstroPower, Inc......................     39,700         347,375
 *Asyst Technologies, Inc...............     24,600         206,394
 *ATA Holdings Corp.....................    191,300       1,253,015
 *#Atchison Casting Corp................     90,900          38,632
 *Athey Products Corp...................     17,140             780
 Atlanta Sosnoff Capital Corp...........     84,600         837,540
 *Atlantic American Corp................     42,900          70,356
 *Atlantis Plastics, Inc................     60,800         282,720
 *Atlas Air, Inc........................    653,600       1,712,432
 *ATP Oil & Gas Corp....................    102,300         424,033
 *Atrion Corp...........................     36,150         782,828
 *ATS Medical, Inc......................     13,800          11,799
 *Audio Visual Services Corp............    430,200              43
 *Audiovox Corp. Class A................    360,800       3,925,504
 *August Technology Corp................     33,900         229,503
 *Ault, Inc.............................     93,300         224,386
 *Aurora Foods, Inc.....................    859,129         532,660
 *Auspex Systems, Inc...................    104,700          61,773
 *autobytel.com, Inc....................     27,000          81,000
 *Avalon Holding Corp. Class A..........     25,112          55,498
 *Avanex Corp...........................    405,100         680,568
 *Avatar Holdings, Inc..................     75,500       1,849,750
 *Avenue A, Inc.........................      2,600           9,035
 *Aviall, Inc...........................    357,800       2,919,648
 *Avid Technology, Inc..................    307,200       6,030,336
 *Avigen, Inc...........................    366,900       2,960,883
 *Avteam, Inc. Class A..................    175,500             395
 *Aware, Inc............................    417,200       1,174,418
 *Axcelis Technologies, Inc.............     24,900         203,433
 *Axeda Systems, Inc....................     55,900          43,322
 *Axsys Technologies, Inc...............     62,200         468,677
 *AXT, Inc..............................    307,200         814,080
 *Aztar Corp............................    444,600       6,299,982
 *AZZ, Inc..............................     53,400         680,850
 Badger Meter, Inc......................     21,200         651,900
 *Badger Paper Mills, Inc...............     10,400          73,320
 Bairnco Corp...........................    114,700         613,645
 *Baker (Michael) Corp..................     80,800         790,224
 Baldwin & Lyons, Inc. Class B..........     66,500       1,591,345
 *Baldwin Technology, Inc. Class A......    219,700         186,745
 *Ballantyne Omaha, Inc.................     32,200          18,998
 *#Bally Total Fitness Holding Corp.....    353,600       3,164,720
 *Baltek Corp...........................      8,100          67,351
 *Bancinsurance Corp....................     76,470         360,556
 Bandag, Inc............................    132,000       5,377,680
 Bandag, Inc. Class A...................    155,900       5,627,990
 *Bank United Financial Corp. Class A..     315,200       4,923,424

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 BankAtlantic Bancorp, Inc. Class A.....    168,883  $    1,582,434
 Banner Corp............................    269,401       5,386,673
 *Barrett Business Services, Inc........     84,800         308,248
 *Barry (R.G.) Corp.....................    154,464         725,981
 Bassett Furniture Industries, Inc......    206,150       2,771,687
 *Bay View Capital Corp.................    985,442       5,735,272
 *Bayou Steel Corp. Class A.............    169,900          28,883
 *BCT International, Inc................     11,100           9,213
 *Be Aerospace, Inc.....................        725           2,744
 *Beard Co..............................     22,500          13,500
 *Beazer Homes USA, Inc.................     66,700       4,253,459
 *Bel Fuse, Inc. Class A................     13,000         215,800
 Bel Fuse, Inc. Class B.................     65,600       1,220,816
 Belden, Inc............................    224,500       3,771,600
 *Bell Industries, Inc..................    161,863         250,888
 *Bell Microproducts, Inc...............    268,200       2,000,772
 *Benchmark Electronics, Inc............    111,500       3,468,765
 *#Bethlehem Steel Corp.................  1,477,500         302,887
 *Beverly Enterprises...................  1,912,800       6,235,728
 *BF Enterprises, Inc...................      2,300          20,412
 *BHA Group Holdings, Inc. Class A......     19,200         318,720
 *Big 4 Ranch, Inc......................     73,300               0
 *Big Lots, Inc.........................      3,600          45,720
 *Bioanalytical Systems, Inc............     17,100          57,712
 *Biocryst Pharmaceuticals, Inc.........     36,000          38,700
 *Bionx Implants, Inc...................    175,000         512,750
 *Biosource International, Inc..........    128,400         744,720
 *Birmingham Steel Corp.................     66,200          29,790
 Blair Corp.............................    131,300       3,314,012
 *Blonder Tongue Laboratories, Inc......     22,600          50,850
 *Bluegreen Corp........................    364,798       1,386,232
 BMC Industries, Inc....................    437,000         808,450
 *BNS Co. Class A.......................     46,855         126,508
 Bob Evans Farms, Inc...................    122,800       2,999,390
 *Boca Resorts, Inc.....................    692,100       7,993,755
 *Bogen Communications International,
   Inc..................................     44,700         196,903
 *Bolt Technology Corp..................     13,700          47,265
 *Bombay Co., Inc.......................    718,040       3,044,490
 *Bon-Ton Stores, Inc...................    211,300         873,725
 *Books-a-Million, Inc..................    313,700         825,031
 Borg-Warner, Inc.......................     33,300       1,715,616
 *Boston Biomedical, Inc................     56,300         150,602
 *Boston Communications Group, Inc......    124,300       1,680,536
 Bostonfed Bancorp, Inc.................     52,160       1,538,720
 *Bottomline Technologies, Inc..........     99,800         575,846
 Bowl America, Inc. Class A.............     54,022         648,264
 Bowne & Co., Inc.......................    648,732       6,876,559
 *Brass Eagle, Inc......................    131,400       1,155,006
 *Braun Consulting, Inc.................    198,200         226,939
 *Brigham Exploration Co................     45,700         181,886
 *Brightpoint, Inc......................     30,242         188,861
 *BrightStar Information Technology
   Group, Inc...........................    106,200           1,858
 *Broadwing, Inc........................    123,800         500,152
 *Brooks-PRI Automation Inc.............    228,976       3,304,124
 *Brookstone, Inc.......................    130,300       1,974,696
 *Brooktrout, Inc.......................    203,900       1,015,422
 *Brown (Tom), Inc......................    227,200       5,532,320
 Brown Shoe Company, Inc................    265,200       6,391,320
 *Bruker Daltonics, Inc.................        800           4,440
 *Brush Engineered Materials, Inc.......    271,209       1,640,814
                                           SHARES        VALUE+
                                           ------        ------
 BSB Bancorp, Inc.......................    157,631  $    3,520,688
 *BSQUARE Corp..........................    145,600         195,832
 *BTU International, Inc................     91,000         232,050
 *Buca, Inc.............................    269,000       2,523,220
 *Buckeye Technology, Inc...............    409,600       2,756,608
 *Buckhead America Corp.................     15,700              78
 *Building Materials Holding Corp.......    252,300       3,382,081
 *Bull Run Corp.........................     85,600          47,936
 Burlington Coat Factory Warehouse
   Corp.................................    645,040      13,332,977
 Bush Industries, Inc. Class A..........    179,300       1,235,377
 *Butler International, Inc.............     90,200          33,825
 Butler Manufacturing Co................     95,600       1,821,180
 *BWAY Corp.............................    151,100       2,966,093
 *C-COR.Net Corp........................    101,100         405,916
 *Cable Design Techologies Corp.........    218,500       1,769,850
 Cabot Oil & Gas Corp. Class A..........    276,500       6,387,150
 Cadmus Communications Corp.............    120,300       1,269,165
 Calgon Carbon Corp.....................    651,700       3,245,466
 *Caliber Learning Network, Inc.........    267,100             481
 *Calico Commerce, Inc..................     28,500           7,552
 *California Amplifier, Inc.............        800           4,484
 *California Coastal Communities, Inc...     71,400         393,771
 California First National Bancorp......     80,600       1,049,815
 *Caliper Technologies Corp.............    443,000       1,552,715
 *Callon Petroleum Corp.................    213,800       1,255,006
 Cal-Maine Foods, Inc...................    134,400         395,136
 Camco Financial Corp...................     19,083         269,929
 *Caminus Corp..........................     17,800          39,783
 *Candela Laser Corp....................     74,300         480,721
 *Cannon Express, Inc. Class A..........      4,800           2,112
 *Cannondale Corp.......................    136,900         206,719
 *Canterbury Information Technology,
   Inc..................................      5,900           2,212
 *Capital Corp. of the West.............      6,174         120,887
 *Capital Crossing Bank.................     75,100       1,817,044
 *Capital Pacific Holdings, Inc.........    181,500         578,985
 *Capital Senior Living Corp............    357,200         946,580
 *Capital Trust, Inc....................    129,500         582,750
 Capitol Bancorp, Ltd...................      9,772         198,860
 *Caprius, Inc..........................      1,439             122
 *Capstone Turbine Corp.................     24,200          28,556
 *Captaris, Inc.........................    315,307         750,431
 *Captiva Software Corp.................     83,200         124,800
 Caraustar Industries, Inc..............    432,600       4,025,343
 *Carbide/Graphite Group, Inc...........    159,700           1,597
 *Carecentric, Inc......................     29,400           9,261
 *Career Blazers, Inc. Trust Units......      9,540               0
 *#CarMax, Inc..........................    182,300       3,591,310
 Carpenter Technology Corp..............    479,900       6,589,027
 *Carreker Corp.........................     35,100         222,007
 *Carriage Services, Inc. Class A.......    257,100       1,144,095
 *Carrier Access Corp...................     69,000          39,675
 *Carrington Laboratories, Inc..........    121,900         127,995
 *Carrizo Oil & Gas, Inc................     25,600         116,992
 Cascade Corp...........................    109,450       1,532,300
 *Casella Waste Systems, Inc. Class A..     355,100       2,595,781
 Casey's General Stores, Inc............     94,700       1,151,552
 Cash America International, Inc........    397,800       3,592,134
 *Castle (A.M.) & Co....................    217,730       1,143,082
 Castle Energy Corp.....................    142,700         610,756
 *Casual Male Corp......................    254,318              25

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Casual Male Retail Group, Inc.........    189,800  $      751,608
 *Catalina Lighting, Inc................     22,040         211,033
 *Catalytica Energy Systems, Inc........    145,300         411,199
 *Cavalier Homes, Inc...................    352,281         824,338
 *CCA Industries, Inc...................     40,800          70,176
 CCBT Financial Companies, Inc..........      7,000         186,130
 *CDI Corp..............................     95,700       2,752,332
 *Celadon Group, Inc....................    118,000       1,217,170
 *Celebrity, Inc........................     26,325          28,563
 *Celeritek, Inc........................    223,274       1,511,565
 *Cell Genesys, Inc.....................    137,600       1,796,368
 *CellStar Corp.........................     47,500         222,537
 Centex Construction Products, Inc......     13,900         501,651
 *Centillium Communications, Inc........     17,400          50,373
 Central Bancorp, Inc...................     23,700         714,673
 *Central Garden & Pet Co...............    368,300       7,052,945
 Central Parking Corp...................    232,100       4,500,419
 Century Aluminum Co....................    373,400       2,863,978
 *Century Business Services, Inc........    863,640       2,811,148
 *Ceradyne, Inc.........................     95,000         608,475
 *Ceres Group, Inc......................     89,700         154,284
 CFS Bancorp, Inc.......................    169,900       2,449,108
 *CGI Group, Inc........................     26,376         133,199
 CH Energy Group, Inc...................        100           4,800
 *Champion Enterprises, Inc.............    893,900       3,262,735
 Champion Industries, Inc...............    104,200         279,256
 *Championship Auto Racing Teams,
   Inc..................................     66,800         285,236
 *Champps Entertainment, Inc............     98,700       1,099,518
 *Channell Commercial Corp..............     17,600          81,840
 *Charming Shoppes, Inc.................  1,915,600       9,089,522
 *Chart Industries, Inc.................      2,600           1,638
 *#Charter Communications, Inc..........     73,800         150,921
 *Checkers Drive-In Restaurant, Inc.....    113,321         862,373
 *#CheckFree Corp.......................    137,600       2,696,272
 *Checkpoint System, Inc................    537,300       5,851,197
 Chemed Corp............................    109,500       4,029,600
 Chesapeake Corp........................    281,100       5,284,680
 Chesapeake Energy Corp.................    705,300       4,887,729
 Chester Valley Bancorp.................      1,516          30,017
 Chicago Rivet & Machine Co.............     10,800         254,880
 *#Childtime Learning Centers, Inc......     43,500          61,987
 *Chromcraft Revington, Inc.............     17,700         230,985
 *Chronimed, Inc........................    187,700       1,122,446
 *#Chyron Corp..........................     89,500          26,850
 *Ciber, Inc............................    269,600       1,617,600
 *CIENA Corp............................      9,500          63,222
 *Cima Laboratories, Inc................      4,300         114,380
 *Cimarex Energy Co.....................    167,492       2,532,479
 *Ciphergen Biosystems, Inc.............     35,100         122,323
 *Ciprico, Inc..........................     70,900         266,229
 CIRCOR International, Inc..............    199,800       3,082,914
 *Circuit Systems, Inc..................     44,900           2,020
 *Cirrus Logic, Inc.....................    161,500         972,230
 Citizens Banking Corp..................     26,850         697,563
 *Citizens, Inc. Class A................     94,402         783,537
 *CKE Restaurants, Inc..................    943,600       4,699,128
 *Clark/Bardes Holdings, Inc............     10,000         182,500
 *Clarus Corp...........................    251,300       1,422,358
 Classic Vacation Group, Inc............    169,000          36,335
 *Clayton Williams Energy, Inc..........    122,500       1,343,825
 *Clean Harbors, Inc....................     90,100       1,315,009
                                           SHARES        VALUE+
                                           ------        ------
 *Cleveland Cliffs, Inc.................    191,300  $    3,969,475
 CNA Surety Corp........................    117,100         933,287
 *CNET Networks, Inc....................    276,900         852,852
 *CNS, Inc..............................    210,100       1,348,842
 Coachmen Industries, Inc...............    272,600       4,347,970
 *Coast Dental Services, Inc............     48,533         144,143
 *Coast Distribution System.............     90,200         184,910
 Coastal Bancorp, Inc...................    116,800       3,619,632
 *Coastcast Corp........................    101,900         207,876
 *Cobalt Corp...........................    245,800       2,986,470
 *Cobra Electronic Corp.................     84,100         530,250
 *#Coeur d'Alene Mines Corp.............    384,800         573,352
 *Cogent Communications Group, Inc......     11,754          16,338
 *Cognitronics Corp.....................      7,700          19,635
 *Coherent, Inc.........................    288,600       6,152,952
 *Cohesion Technologies, Inc............    168,900         649,420
 *Cold Metal Products, Inc..............     63,000          25,515
 *Cole National Corp. Class A...........    206,900       2,255,210
 *Collins & Aikman Corp.................     30,400         124,640
 Collins Industries, Inc................     30,500         136,030
 *Colorado Medtech, Inc.................     99,300         203,565
 *Columbia Banking System, Inc..........    140,099       1,878,728
 *Columbus McKinnon Corp................    208,500         978,907
 *Com21, Inc............................     30,300          14,847
 *Comarco, Inc..........................    128,600       1,071,881
 *Comdial Corp..........................    150,100          27,768
 *Comforce Corp.........................     64,100          52,882
 *Comfort Systems USA, Inc..............    572,300       1,802,745
 Commercial Bancshares, Inc.............     27,834         870,091
 Commercial Metals Co...................    534,466       8,979,029
 Commercial National Financial Corp.....     12,500         271,437
 Commonwealth Industries, Inc...........    362,700       2,341,228
 *Commscope, Inc........................    311,800       2,806,200
 *Communications Systems, Inc...........     16,800         125,160
 Community Bank System, Inc.............     52,500       1,680,525
 Community Trust Bancorp, Inc...........     90,647       2,674,107
 *Community West Bancshares.............     11,000          50,930
 *Compucom Systems, Inc.................    746,700       4,976,755
 *CompuCredit Corp......................    767,050       5,515,089
 *Computer Access Technology Corp.......    216,200         449,696
 *Computer Horizons Corp................    506,891       1,784,256
 *#Computer Learning Centers, Inc.......     43,300              39
 *#Computer Motion, Inc.................     27,800          27,661
 *Computer Network Technology Corp......    160,677       1,492,689
 *Computer Task Group, Inc..............    104,600         376,560
 CompX International, Inc...............     37,300         312,574
 *Comshare, Inc.........................    123,750         243,169
 *Comstock Resources, Inc...............    516,400       4,358,416
 *Comtech Telecommunications Corp.......     37,500         360,187
 *Concerto Software, Inc................     29,200         185,566
 *Concord Camera Corp...................    370,600       2,232,865
 *Cone Mills Corp.......................    555,000       1,165,500
 *Congoleum Corp. Class A...............     97,400          68,180
 *Conmed Corp...........................    130,441       2,488,162
 *Consolidated Freightways Corp.........    129,100           2,453
 *Consolidated Graphics, Inc............    224,600       4,604,300
 *Continental Airlines, Inc.............    675,800       6,352,520
 *Continental Materials Corp............      4,600         119,600
 *Convera Corp..........................     37,600         117,876
 *#Cooker Restaurant Corp...............    135,000           2,362
 Cooper Tire & Rubber Co................    526,900       8,377,710
 Cooperative Bankshares, Inc............     20,800         332,800

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *CoorsTek, Inc.........................     36,900  $      843,718
 *Copper Mountain Networks, Inc.........      7,580          29,827
 *Core Molding Technologies, Inc........        500             600
 *Corixa Corp...........................    176,100       1,264,398
 Corn Products International, Inc.......    376,900      11,182,623
 *Cornell Companies, Inc................    196,800       1,816,464
 *Correctional Services Corp............    135,800         326,599
 *Corrections Corporation of America....    243,200       4,353,280
 *Corrpro Companies, Inc................    109,675          63,611
 Corus Bankshares, Inc..................     24,900       1,124,484
 *Corvas International, Inc.............     60,500         100,430
 *Cost-U-Less, Inc......................     35,000          44,100
 Cotton States Life Insurance Co........      8,300          80,427
 Courier Corp...........................     10,200         466,905
 *Covansys Corp.........................     39,500         154,642
 *#Covanta Energy Corp..................    413,696           3,930
 *Covenant Transport, Inc. Class A......    246,800       4,365,892
 *Cover-All Technologies, Inc...........     31,901          10,846
 Covest Bancshares, Inc.................     48,825       1,287,515
 CPAC, Inc..............................     81,600         430,848
 CPB, Inc...............................    179,800       4,756,609
 CPI Corp...............................     72,700         930,560
 *Credence Systems Corp.................    423,960       4,583,008
 *Credit Acceptance Corp................    741,300       5,930,400
 *Criticare Systems, Inc................     91,000         319,410
 Crompton Corp..........................    118,400         835,904
 *Cross (A.T.) Co. Class A..............    234,300       1,405,800
 *Cross Media Marketing Corp............      2,922           1,899
 *Crossroads Systems, Inc...............     22,000          21,230
 *Crown Castle International Corp.......  1,187,400       4,702,104
 *Crown Cork & Seal Co., Inc............  1,498,800      12,949,632
 *Crown Crafts, Inc.....................    168,700          79,289
 *Crown Media Holdings, Inc.............    209,424         959,162
 *Crown-Andersen, Inc...................     22,900          82,669
 *#Cryolife, Inc........................     83,300         455,651
 *CSK Auto Corp.........................    189,000       2,360,610
 *CSP, Inc..............................     40,800         109,752
 *CSS Industries, Inc...................    179,800       6,275,020
 CTS Corp...............................    177,800       1,418,844
 Cubic Corp.............................     32,750         555,112
 *Culp, Inc.............................    205,618       1,830,000
 #Cummins Engine Co., Inc...............     96,300       3,027,672
 *Cumulus Media, Inc. Class A...........    344,500       5,710,087
 *CuraGen Corp..........................    384,300       2,056,005
 *Curis, Inc............................         20              22
 Curtiss-Wright Corp....................     86,300       5,307,450
 *Cutter & Buck, Inc....................    143,400         612,318
 *Cyberoptics Corp......................     37,200         265,794
 *Cybersource Corp......................    158,500         397,042
 *Cybex International, Inc..............    114,200         154,170
 *Cylink Corp...........................     14,700          20,212
 *Cypress Semiconductor Corp............    189,000       1,632,960
 *Cysive, Inc...........................    452,800       1,220,296
 *Cytrx Corp............................      2,800             812
 D & K Healthcare Resources, Inc........    113,300       1,045,192
 *D A Consulting Group, Inc.............    118,400          34,336
 *Dairy Mart Convenience Stores, Inc....      9,000             405
 *Daisytek International Corp...........    206,437       1,705,170
 *Dan River, Inc. Class A...............    452,200         813,960
 *Danielson Holding Corp................     74,300         144,885
 *Data I/O Corp.........................     86,400         110,160
 *Data Systems & Software, Inc..........     91,400         163,606
                                           SHARES        VALUE+
                                           ------        ------
 *Datakey, Inc..........................      6,700  $       11,792
 *Datalink Corp.........................    184,900         593,529
 *Dataram Corp..........................     37,210         150,887
 *DataTRAK International, Inc...........     59,200          71,928
 *Dave and Busters, Inc.................    182,140       1,433,442
 *Dawson Geophysical Co.................     72,400         375,394
 *Daxor Corp............................     51,900         807,045
 Deb Shops, Inc.........................     60,900       1,265,197
 *Deckers Outdoor Corp..................    123,800         482,201
 *Decora Industries, Inc................      4,200              29
 Decorator Industries, Inc..............     22,132         117,078
 *Del Global Technologies Corp..........     70,017         159,289
 *Delphax Technologies, Inc.............     70,700         213,514
 Delphi Financial Group, Inc. Class A..     159,333       6,094,487
 Delta Air Lines, Inc...................     30,400         410,400
 Delta Apparel, Inc.....................    104,000       1,534,000
 *Delta Financial Corp..................    144,900         166,635
 Delta Natural Gas Co., Inc.............     27,300         561,015
 *Delta Woodside Industries, Inc........    130,000         643,500
 Deltic Timber Corp.....................    107,400       2,846,100
 *Denali, Inc...........................     69,500           5,907
 *Denbury Resources, Inc................     53,700         554,721
 *Dendreon Corp.........................     29,500         119,475
 *Department 56, Inc....................    124,800       1,531,296
 *Detrex Corp...........................     12,800          44,800
 *Devcon International Corp.............     52,400         348,984
 *DiamondCluster International, Inc.....    315,600       1,134,582
 *Diedrich Coffee, Inc..................         13              58
 *Digi International, Inc...............    340,500       1,035,120
 *Digimarc Corp.........................     11,000         174,955
 *DigitalThink Inc......................    105,100         213,878
 *Digitas, Inc..........................     48,766         154,588
 Dimon, Inc.............................    890,500       5,432,050
 *Diodes, Inc...........................     49,650         534,482
 *Discovery Partners International......    210,779         674,493
 *Ditech Communications Corp............    422,100       1,013,040
 *Diversified Corporate Resources,
   Inc..................................      3,700           1,036
 *divine, Inc. Class A..................     50,353          88,370
 *Dixie Group, Inc......................    185,919         739,958
 *Dixon Ticonderoga Co..................     30,150          55,024
 *Dollar Thrifty Automotive Group,
   Inc..................................    468,000       9,865,440
 *Dominion Homes, Inc...................     76,400       1,281,228
 Donegal Group, Inc. Class A............     62,496         752,139
 Donegal Group, Inc. Class B............     35,448         371,318
 *DoubleClick, Inc......................    132,200         945,230
 Dover Motorsports, Inc.................     88,300         335,540
 Downey Financial Corp..................     23,413         925,048
 DQE, Inc...............................      1,600          23,520
 *#Dress Barn, Inc......................    342,146       4,755,829
 *Drugstore.com, Inc....................    211,400         441,826
 *DT Industries, Inc....................    214,200         535,500
 *Duane Reade, Inc......................    103,900       1,973,061
 *Duckwall-Alco Stores, Inc.............    103,200       1,202,280
 *Ducommun, Inc.........................     50,900         707,510
 *DuPont Photomasks, Inc................    246,500       6,851,467
 *Dura Automotive Systems, Inc..........    311,763       3,031,895
 *DUSA Pharmaceuticals, Inc.............    220,200         402,966
 *DVI, Inc..............................    232,700       2,057,068
 *Dwyer Group, Inc......................      9,200          36,294
 *Dyax Corp.............................    318,600         648,351
 *Dycom Industries, Inc.................    307,932       4,652,853
 *E Com Ventures, Inc...................      6,750          27,169

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *E Trade Group, Inc....................     80,100  $      454,968
 *E-Z-EM, Inc...........................     45,943         413,487
 *E.piphany, Inc........................    386,300       1,923,774
 *Eagle Food Centers, Inc...............     31,075          17,247
 *EarthLink, Inc........................    446,600       2,782,318
 Eastern Co.............................     29,400         329,280
 *#EasyLink Services Corp...............        640             547
 *eBenX, Inc............................    328,600       1,519,775
 eBT International, Inc.................    270,800          27,080
 *ECC International Corp................    103,900         413,522
 Ecology & Environment, Inc. Class A....     28,100         244,470
 Edelbrock Corp.........................     93,940         992,006
 *#Eden Bioscience Corp.................     83,100         136,699
 *Edge Petroleum Corp...................    133,800         456,927
 *Edgewater Technology, Inc.............    248,188       1,041,149
 *Educational Insights, Inc.............     49,300          22,678
 EFC Bancorp, Inc.......................      5,300          90,895
 *eFunds Corp...........................     23,100         208,477
 *El Paso Electric Co...................     33,500         343,375
 *Elcom International, Inc..............      8,200           2,870
 *Elder-Beerman Stores Corp.............    214,500         386,100
 *Electro Rent Corp.....................    227,300       2,748,057
 *Electro Scientific Industries, Inc....     37,500         913,125
 *Electroglas, Inc......................    279,100         714,496
 *Electronics for Imaging, Inc..........     22,300         395,379
 *Elevon, Inc...........................    162,700         213,950
 *Elite Information Group, Inc..........    164,800       1,240,944
 *eLOT, Inc.............................    164,600           1,317
 *eLoyalty Corp.........................     51,900         228,619
 *ELXSI Corp............................     27,900          98,347
 EMC Insurance Group, Inc...............    150,700       2,810,555
 *Emcee Broadcast Products, Inc.........     50,000          14,500
 *EMCORE Corp...........................     40,000         127,400
 *Emisphere Technologies, Inc...........     85,173         338,989
 *Emmis Broadcasting Corp. Class A......    247,200       5,679,420
 Empire District Electric Co............     16,400         299,464
 *EMS Technologies, Inc.................     54,950         836,339
 *#En Pointe Technologies, Inc..........     45,500          43,452
 *Encore Med Corp.......................      3,300           9,141
 *Encore Wire Corp......................     98,500       1,014,057
 *Endologix, Inc........................    110,900         129,198
 Energen Corp...........................     30,000         801,600
 *Energy Partners, Ltd..................     11,100         102,675
 *Enesco Group, Inc.....................    296,900       2,099,083
 *#Entrada Networks, Inc................     31,780           6,833
 *Entravision Communications Corp.......    728,000       7,942,480
 *Entrust Technologies, Inc.............    150,700         605,814
 *Environmental Elements Corp...........     14,500          33,785
 *Environmental Technologies Corp.......     35,800             895
 *ePlus, Inc............................     75,300         556,090
 *ePresence, Inc........................    311,900         750,119
 *Equity Marketing, Inc.................      4,100          48,175
 *Equity Oil Co.........................    180,300         347,077
 *Esco Technologies, Inc................    224,200       8,230,382
 Espey Manufacturing & Electronics
   Corp.................................      3,800          74,575
 *Essential Therapeutics, Inc...........     61,500          33,210
 *Esterline Technologies Corp...........    320,142       6,290,790
 *Ethyl Corp............................    236,220       1,360,627
 *Evans & Sutherland Computer Corp......    184,000         989,000
 *#Evergreen Solar, Inc.................     85,600         123,264
 *Evolving Systems, Inc.................      4,300           3,870
                                           SHARES        VALUE+
                                           ------        ------
 *Exabyte Corp..........................    308,600  $      239,165
 *Exar Corp.............................    273,600       3,863,232
 *eXcelon Corp..........................        582           1,830
 *Exelixis, Inc.........................    128,283       1,159,678
 *Exponent, Inc.........................     88,600       1,145,155
 *Extended Stay America, Inc............    532,000       7,442,680
 *Extended Systems, Inc.................     20,900          42,636
 *Extensity, Inc........................    168,900         293,886
 *Ezcorp, Inc. Class A Non-Voting.......    237,900         764,848
 Fab Industries, Inc....................     82,381         710,536
 *Fairchild Corp. Class A...............    466,029       2,358,107
 *Falcon Products, Inc..................    135,300         538,494
 *#FalconStor Software, Inc.............     48,800         241,560
 Farmer Brothers Co.....................        484         150,526
 *Faro Technologies, Inc................     37,400          77,044
 FBL Financial Group, Inc. Class A......    496,700       8,329,659
 *Featherlite Manufacturing, Inc........     27,900          66,960
 Fedders Corp...........................    104,400         273,528
 Federal Screw Works....................      2,500         103,762
 *#Federal-Mogul Corp...................    860,700         374,404
 FFLC Bancorp...........................     50,833       1,487,882
 *Fibermark, Inc........................    105,150         711,865
 *Fiberstars, Inc.......................     17,100          63,441
 Fidelity Bancorp, Inc..................     46,550       1,249,169
 Fidelity Bankshares, Inc...............     11,232         212,341
 *Fidelity Federal Bancorp..............     20,000          36,100
 Fidelity National Corp.................     91,300         792,484
 *Finish Line, Inc. Class A.............    384,200       4,068,678
 *Finishmaster, Inc.....................    120,000       1,401,600
 *Finlay Enterprises, Inc...............     64,100         820,480
 *Firebrand Financial Group, Inc........     86,400             907
 First American Financial Corp..........      9,850         201,826
 *First Aviation Services, Inc..........      9,000          36,630
 First Bancorp..........................     60,369       1,487,492
 First Bell Bancorp, Inc................     63,300       1,319,805
 *First Cash Financial Services, Inc....    144,800       1,466,100
 First Charter Corp.....................      3,300          60,027
 First Citizens Bancshares, Inc.........     10,300       1,038,240
 First Defiance Financial Corp..........    128,500       2,505,750
 First Essex Bancorp....................     80,900       2,843,230
 First Federal Bancshares of Arkansas,
   Inc..................................     56,900       1,430,750
 First Federal Capital Corp.............    127,620       2,445,199
 *First Horizon Pharmaceutical Corp.....     86,200         521,941
 First Indiana Corp.....................    116,132       2,425,417
 *First Investors Financial Services
   Group, Inc...........................    120,900         371,163
 First Keystone Financial, Inc..........     37,300         593,443
 *First Mariner Bank Corp...............     52,200         561,933
 First Midwest Financial, Inc...........     32,400         508,194
 First Oak Brook Bancshares, Inc.
   Class A..............................     24,100         777,827
 First Place Financial Corp.............    173,345       2,934,731
 *First Republic Bank...................    223,478       4,648,342
 First Sentinel Bancorp, Inc............    162,000       2,371,680
 FirstBank NW Corp......................     14,100         293,844
 FirstFed America Bancorp, Inc..........     40,833       1,024,908
 *FirstFed Financial Corp...............    317,900       8,662,775
 *Firstwave Technologies, Inc...........     15,233         222,783
 *Fischer Imaging Corp..................     46,600         226,476
 Flag Financial Corp....................     22,650         257,644
 Flagstar Bancorp, Inc..................     89,475       1,632,919

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Flanders Corp.........................    579,000  $    1,050,885
 *#Fleetwood Enterprises, Inc...........    580,100       4,780,024
 #Fleming Companies, Inc................    514,472       3,858,540
 Flexsteel Industries, Inc..............     90,400       1,420,184
 Florida East Coast Industries, Inc.....     25,200         583,380
 Florida Public Utilities Co............      1,800          27,180
 *Florsheim Group, Inc..................     81,700             662
 *Flow International Corp...............     19,500          66,397
 Flowers Foods, Inc.....................    202,300       4,869,361
 *Flowserve Corp........................     96,300       1,465,686
 Flushing Financial Corp................    195,675       3,357,783
 FNB Financial Services Corp............     13,900         224,624
 *FOCUS Enhancements, Inc...............     50,460          71,653
 *Foodarama Supermarkets, Inc...........     12,900         354,750
 Foothill Independent Bancorp...........     30,425         570,773
 *Footstar, Inc.........................    212,200       1,341,104
 *Forest Oil Corp.......................    122,705       3,263,953
 *Forgent Networks, Inc.................    369,300         819,846
 *Foster (L.B.) Co. Class A.............    162,400         669,088
 *#Foster Wheeler, Ltd..................    927,100       1,557,528
 *#FPIC Insurance Group, Inc............    168,300       1,093,950
 Frankfort First Bancorp, Inc...........     24,650         424,103
 Franklin Bancorp, Inc..................     49,283         891,776
 *Franklin Covey Co.....................    352,700         599,590
 *Franklin Electronic Publishers,
   Inc..................................    112,300         271,766
 Fremont General Corp...................  1,319,600       5,542,320
 Frequency Electronics, Inc.............     97,600         845,216
 *Fresh America Corp....................     32,200              32
 Fresh Brands, Inc......................      2,900          40,165
 *Fresh Choice, Inc.....................     65,100         120,109
 *Friede Goldman Halter, Inc............    461,645           2,539
 *Friedman Billings Ramsey Group, Inc.
   Class A..............................     73,300         659,700
 Friedman Industries, Inc...............    108,195         259,668
 Friedmans, Inc. Class A................    328,100       2,908,606
 Frisch's Restaurants, Inc..............     92,392       1,790,557
 *Frontier Airlines, Inc................    221,100       1,273,536
 *Frozen Food Express Industries, Inc...    328,600         801,784
 FSF Financial Corp.....................     16,100         377,142
 *FSI International, Inc................    421,300       1,906,382
 *FuelCell Energy, Inc..................    167,075       1,513,699
 *G-III Apparel Group, Ltd..............     98,600         727,668
 GA Financial, Inc......................     71,200       1,587,760
 *Gadzooks, Inc.........................    152,900         785,906
 *Galey & Lord, Inc.....................    186,300           9,315
 *Galyan's Trading Co...................    155,200       2,088,216
 *GameTech International, Inc...........     79,900         368,738
 *Garden Fresh Restaurant Corp..........     78,000         879,840
 *Gateway, Inc..........................    595,600       2,269,236
 GATX Corp..............................     75,000       1,809,750
 *Gaylord Entertainment Co..............    469,700       9,347,030
 GBC Bancorp............................     66,600       1,338,327
 *GC Companies, Inc.....................    135,900          33,975
 *Geerlings & Wade, Inc.................     27,500          33,275
 *Gehl Co...............................    109,800         981,612
 *Genaissance Pharmaceuticals, Inc......    109,600         106,860
 Gencorp, Inc...........................    571,900       4,632,390
 *Gene Logic, Inc.......................    159,100       1,252,117
 *General Binding Corp..................      4,100          53,443
 General Cable Corp.....................    227,600         978,680
 *General Communications, Inc.
   Class A..............................    709,500       4,154,122
                                           SHARES        VALUE+
                                           ------        ------
 *General Datacomm Industries, Inc......     20,100  $          904
 *Genesee & Wyoming, Inc................    115,825       2,270,170
 *Genesis Microchip, Inc................    229,756       4,566,400
 *Genlyte Group, Inc....................     70,400       2,341,504
 *Genome Therapeutics Corp..............     13,100          24,497
 *GenStar Therapeutics Corp.............      4,800           1,680
 Gentiva Health Services, Inc...........     94,475         773,750
 *Gerber Scientific, Inc................    399,700       1,618,785
 Gevity HR, Inc.........................    131,100         520,467
 *Giant Group, Ltd......................     50,600          56,925
 *Giant Industries, Inc.................    185,200         629,680
 Gibraltar Steel Corp...................    162,100       3,107,457
 *Giga-Tronics, Inc.....................     28,800          48,528
 *Gish Biomedical, Inc..................     47,900          81,909
 Glatfelter (P.H.) Co...................    691,900       9,008,538
 *Glenayre Technologies, Inc............    996,900       1,360,768
 *Globecomm Systems, Inc................     24,800          83,204
 *GlobespanVirata, Inc..................    368,700       1,603,845
 *GoAmerica, Inc........................    701,100         326,011
 Golden Enterprises, Inc................     17,200          66,650
 *Golden State Vintners, Inc............     82,600         154,462
 *Good Guys, Inc........................    373,600       1,012,456
 *Goodys Family Clothing, Inc...........    567,900       2,478,883
 Gorman-Rupp Co.........................     44,000       1,137,400
 *Gottschalks, Inc......................    223,800         420,744
 *GP Strategies Corp....................    222,665       1,057,659
 *Gradco Systems, Inc...................      2,201           5,943
 Graham Corp............................     25,950         262,095
 *Graphic Packaging International
   Corp.................................    622,200       4,324,290
 Gray Television, Inc...................     41,150         516,432
 Great American Financial Resources,
   Inc..................................     95,000       1,505,750
 *Great Atlantic & Pacific Tea Co.,
   Inc..................................    649,600       4,949,952
 *Greenbriar Corp.......................        535           2,942
 *Greenbrier Companies, Inc.............    237,300       1,601,775
 *Griffin Land & Nurseries, Inc.
   Class A..............................     25,000         348,000
 *Griffon Corp..........................    440,780       5,487,711
 *Group 1 Automotive, Inc...............     18,000         427,500
 *GTC Biotherapeutics, Inc..............    298,600         344,883
 *GTSI Corp.............................    137,500       1,817,750
 Guaranty Federal Bancshares, Inc.......     15,300         239,674
 *Guaranty Financial Corp...............     20,500         275,315
 *Guess, Inc............................      3,800          19,912
 *Guilford Mills, Inc...................     10,087          36,818
 *Guilford Pharmaceuticals, Inc.........    210,100       1,045,247
 *Gulfmark Offshore, Inc................    202,700       3,048,608
 *Gundle/SLT Environmental, Inc.........    242,500       2,165,525
 *Ha-Lo Industries, Inc.................    223,600             894
 Haggar Corp............................    102,625       1,220,724
 *Hain Celestial Group, Inc.............     71,200         971,524
 *Halifax Corp..........................     24,000         152,400
 *Hall Kinion Associates, Inc...........    158,581         903,119
 *Hallwood Group, Inc...................        100             663
 *#Hamilton Bancorp, Inc................     13,000             585
 *Hampshire Group, Ltd..................     19,100         383,528
 *Handleman Co..........................    476,436       5,359,905
 *Hanger Orthopedic Group, Inc..........    277,000       3,601,000
 *Hanover Compressor Co.................    524,300       6,018,964
 Hardinge, Inc..........................    148,600       1,017,910
 *Harken Energy Corp....................      1,300             260
 Harleysville Group, Inc................    422,600      11,023,521
 *Harmonic Lightwaves, Inc..............      4,100          12,935

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Harolds Stores, Inc...................      2,000  $        3,700
 *Harris Interactive, Inc...............     25,000          84,625
 *Hartmarx Corp.........................    696,000       1,893,120
 *Harvest Natural Resources, Inc........    340,800       2,515,104
 *Hastings Entertainment, Inc...........    174,000         764,730
 *Hastings Manufacturing Co.............      1,700          14,467
 *Hauser, Inc...........................     42,275          14,162
 Haverty Furniture Co., Inc.............    264,500       3,438,500
 *Hawaiian Holdings, Inc................    506,255       1,037,823
 *Hawk Corp.............................    184,600         345,202
 *Hawthorne Financial Corp..............     71,000       2,042,315
 *#Hayes Lemmerz International, Inc.....      1,700             518
 *Headway Corporate Resources, Inc......     93,100           5,586
 *Health Management Systems, Inc........    276,400       1,007,478
 *Healthcare Services Group, Inc........    184,100       2,267,191
 *Healthcor Holdings, Inc...............     65,300             196
 *Hector Communications Corp............     10,600         119,780
 *HEI, Inc..............................      1,300           3,932
 Heico Corp.............................    103,200       1,238,400
 Heico Corp. Class A....................      3,129          29,381
 *Heidrick & Struggles International,
   Inc..................................    165,400       2,629,033
 *Hercules, Inc.........................    264,800       2,494,416
 Heritage Financial Corp................     24,100         412,833
 *Hexcel Corp...........................    599,250       1,468,162
 HF Financial Corp......................     49,650         687,404
 *Hi-Tech Pharmacal, Inc................     30,400         598,728
 *Hirsch International Corp. Class A....     90,000          30,150
 *HMI Industries, Inc...................     27,800          21,128
 HMN Financial, Inc.....................     74,100       1,247,103
 *Hoenig Group Escrow...................    104,700          24,081
 *Holiday RV Superstores, Inc...........      6,880          17,200
 Hollinger International, Inc.
   Class A..............................      8,300          81,257
 Holly Corp.............................    243,700       5,327,282
 *Hollywood Casino Corp. Class A........     32,800         404,752
 *Hollywood Media Corp..................    284,700         296,088
 *Hologic, Inc..........................     32,477         447,695
 Home Federal Bancorp...................     34,875         840,662
 *Home Products International, Inc......    125,550         524,799
 *Homegold Financial, Inc...............     50,000           5,250
 *Homeland Holding Corp.................      6,900              35
 *HomeStore.com, Inc....................     51,200          66,560
 *Hoover's, Inc.........................      3,700          20,627
 Horizon Financial Corp.................    142,367       1,739,725
 *Horizon Health Corp...................    101,200       1,521,036
 *Horizon Offshore, Inc.................    437,400       2,525,985
 *#House2Home, Inc......................    839,650           1,301
 *Houston Exploration Co................    312,600       9,784,380
 #Howell Corp...........................    106,554       2,206,733
 *HPSC, Inc.............................     44,100         348,390
 *Hub Group, Inc. Class A...............    109,500         670,140
 Hudson River Bancorp, Inc..............    172,100       4,565,813
 *Hudson Technologies, Inc..............     54,900          73,566
 *Huffy Corp............................    172,600       1,225,460
 Hughes Supply, Inc.....................    389,350      12,264,525
 *Hunt (J.B.) Transport Services,
   Inc..................................    625,700      17,238,035
 Hunt Corp..............................    137,150       1,706,146
 *Hurco Companies, Inc..................     92,800         163,328
 Hurry, Inc.............................     46,100           6,684
 *Hutchinson Technology, Inc............    233,000       6,320,125
 *Huttig Building Products, Inc.........     65,600         213,200
 *Hycor Biomedical, Inc.................     61,600         131,824
                                           SHARES        VALUE+
                                           ------        ------
 *Hypercom Corp.........................    639,600  $    1,662,960
 *#Hyseq, Inc...........................    129,300         131,239
 *I-many, Inc...........................    418,200       1,212,780
 *I-Sector Corporation..................     68,500         103,777
 Iberiabank Corp........................     61,000       2,331,725
 *Ibis Technology Corp..................     24,200         143,990
 ICN Pharmaceuticals, Inc...............    325,000       3,818,750
 *Ico, Inc..............................    264,300         356,805
 *ICT Group, Inc........................     38,300         652,823
 *iDine Rewards Network, Inc............     25,800         282,510
 *IDT Corp..............................    416,800       7,773,320
 *IDT Corp. Class B.....................    118,400       2,103,968
 *IEC Electronics Corp..................    130,200          25,389
 *iGate Capital Corp....................    517,000       1,768,140
 *IHOP Corp.............................     45,200       1,087,060
 Ikon Office Solutions, Inc.............  1,236,600       9,422,892
 *ILEX Oncology, Inc....................     16,600         180,525
 *Illumina, Inc.........................     11,000          52,030
 *Image Entertainment, Inc..............     29,400          46,746
 *Imation Corp..........................     36,300       1,494,108
 IMC Global, Inc........................    415,800       5,426,190
 *IMCO Recycling, Inc...................    336,300       2,599,599
 *Immunogen, Inc........................    241,627         949,594
 *Impath, Inc...........................     41,600         689,104
 *#Impco Technologies, Inc..............    190,200         931,980
 *Imperial Credit Industries, Inc.......    585,200           2,048
 *#Imperial Sugar Co....................    282,800               0
 *Imperial Sugar Co.....................      2,355           4,712
 *Impreso.com, Inc......................      6,500          13,942
 *Incyte Genomics, Inc..................    548,800       2,966,264
 Independence Holding Co................     57,860       1,159,804
 *Industrial Distribution Group, Inc....    172,400         448,240
 *#IndyMac Bancorp, Inc.................     20,400         370,260
 *Inet Technologies, Inc................      5,500          27,335
 *Infinium Software, Inc................     74,400         516,708
 *Infocrossing, Inc.....................     23,000         153,755
 *InFocus Corp..........................    355,200       2,699,520
 *Infogrames, Inc.......................     11,280          31,471
 *Infonet Services Corp.................     49,500         118,305
 *Informatica Corp......................     23,800         164,577
 *Information Holdings, Inc.............     22,100         344,981
 *Information Resources, Inc............    533,600       1,731,532
 *Inforte Corp..........................    104,600         763,580
 Ingles Market, Inc. Class A............    211,100       2,455,093
 *Innotrac Corp.........................    165,800         405,381
 *Innovative Clinical Solutions, Ltd....      8,426              59
 *Innovex, Inc..........................    204,000         690,540
 *Input/Output, Inc.....................    663,400       3,482,850
 *Insight Communications Co., Inc.......    357,500       4,971,037
 *Insight Enterprises, Inc..............    110,200       1,106,959
 *Insignia Financial Group, Inc.........    429,532       3,242,967
 *Insilco Holding Co....................        432              89
 *Insituform East, Inc..................     31,200          12,948
 *Insmed, Inc...........................    183,300         119,145
 *Insteel Industries, Inc...............    123,800          99,040
 *Instinet Group, Inc...................    214,600         746,808
 *Insurance Auto Auctions, Inc..........    201,200       3,159,846
 *Insurance Management Solutions,
   Inc..................................     19,600          56,840
 *InsWeb Corp...........................     23,166          34,054
 *#Integra, Inc.........................     97,800             513
 *IntegraMed America, Inc...............     56,200         346,473

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Integrated Device Technology, Inc.....     16,000  $      172,560
 *Integrated Electrical Services,
   Inc..................................    678,400       2,645,760
 *Integrated Information Systems, Inc...     36,100          14,981
 *Integrated Silicon Solution, Inc......    212,722       1,240,169
 *Integrated Telecom Express, Inc.......      8,200          12,587
 *Integrity Media, Inc..................     23,100         119,658
 *Intelligent Systems Corp..............     52,375          94,275
 *Intelligroup, Inc.....................     79,100          61,302
 Inter Parfums, Inc.....................    230,100       1,746,459
 *InterCept Group, Inc..................    103,300       1,786,057
 Interface, Inc. Class A................    744,200       3,099,593
 *Interland, Inc........................    154,800         301,860
 Intermet Corp..........................    403,600       1,907,010
 *International Aircraft Investors......     38,500          46,007
 International Aluminum Corp............     55,800       1,049,040
 *International Multifoods Corp.........    366,000       7,312,680
 *International Remote Imaging Systems,
   Inc..................................      6,200          15,376
 *International Shipholding Corp........     80,650         473,415
 *International Speciality Products,
   Inc..................................    557,290       5,656,493
 *International Total Services, Inc.....     74,900              45
 *Internet Commerce Corp................     50,000          85,250
 *Internet Pictures Corp................      7,500           9,900
 *Interphase Corp.......................      1,300           5,187
 Interpool, Inc.........................    591,600       9,980,292
 *Interstate Hotels & Resorts, Inc......     18,140          74,374
 *Interstate National Dealers Services,
   Inc..................................      7,800          44,382
 *Intervisual Books, Inc. Class A.......      9,900           5,841
 *Intervoice, Inc.......................     96,200         203,463
 *Interwoven, Inc.......................    344,500         981,825
 *Intest Corp...........................      8,500          32,512
 *Intevac, Inc..........................      5,100          18,564
 *Intrusion, Inc........................     99,200          44,640
 Investors Title Co.....................     18,200         378,560
 *Invivo Corp...........................     53,700         722,265
 *Iomega Corp...........................    174,000       1,487,700
 *Ionics, Inc...........................    323,900       7,287,750
 *Iridex Corp...........................     89,000         290,585
 Isco, Inc..............................     86,900         701,717
 *ITC Learning Corp.....................     49,200             394
 *ITLA Capital Corp.....................    148,700       5,144,276
 *ITXC Corp.............................    541,120       1,563,837
 *iVillage, Inc.........................     10,200           9,843
 *IXYS Corp.............................    118,419         850,841
 *J & J Snack Foods Corp................     50,800       1,695,196
 *J Net Enterprises, Inc................    108,700          69,568
 *J. Alexander's Corp...................     89,800         285,564
 Jacksonville Bancorp, Inc..............     16,600         461,397
 *Jaclyn, Inc...........................     26,900          77,337
 *Jaco Electronics, Inc.................    105,669         367,728
 *Jakks Pacific, Inc....................    226,313       3,475,036
 *JDA Software Group, Inc...............    143,800       1,689,650
 JLG Industries, Inc....................    150,800       1,409,980
 *JLM Industries, Inc...................    128,200         153,199
 *JNI Corp..............................    360,000       1,159,200
 *Jo-Ann Stores, Inc. Class B...........     34,400         703,824
 *Johnson Outdoors, Inc.................    121,800       1,184,505
 *Joy Global, Inc.......................    169,200       2,016,864
 *JPM Co................................     85,200             256
 *JPS Industries, Inc...................     43,200         160,056
 *Jupitermedia Corp.....................     73,900         160,732
                                           SHARES        VALUE+
                                           ------        ------
 *K-Tron International, Inc.............      6,300  $       85,837
 *K2, Inc...............................    323,880       3,413,695
 *Kadant, Inc...........................    224,300       3,386,930
 *Kaiser Aluminum Corp..................  1,269,865          97,145
 Kaman Corp. Class A....................    460,100       4,923,070
 *Kansas City Southern Industries,
   Inc..................................    770,200       9,820,050
 *Katy Industries, Inc..................    133,000         442,890
 *KBK Capital Corp......................     12,075           3,019
 *#KCS Energy, Inc......................    183,900         262,977
 *Keane, Inc............................    222,300       2,045,160
 *#Kellstrom Industries, Inc............    115,100           1,024
 Kellwood Co............................    440,917      12,552,907
 Kelly Services, Inc....................     30,300         751,137
 *Kemet Corp............................    300,100       3,262,087
 *Kendle International, Inc.............    175,700       1,595,356
 Kennametal, Inc........................    164,500       5,744,340
 *Kennedy-Wilson, Inc...................     43,900         152,333
 *Kentucky Electric Steel, Inc..........     32,600           6,520
 Kentucky First Bancorp, Inc............     11,600         186,180
 *Kevco, Inc............................    138,800             833
 Kewaunee Scientific Corp...............     31,100         323,284
 *Key Energy Group, Inc.................    375,800       3,382,200
 *Key Technology, Inc...................     63,100         339,163
 *Key Tronic Corp.......................    151,900         199,749
 *Key3Media Group, Inc..................    194,200           3,593
 *Keynote Systems, Inc..................    288,000       2,377,440
 *Keystone Automotive Industries, Inc...    246,580       3,867,607
 *#Keystone Consolidated Industries,
   Inc..................................     18,342          11,189
 *kforce.com, Inc.......................    642,578       2,551,035
 Kimball International, Inc. Class B....    351,600       5,184,342
 *Kimmins Corp..........................     16,000           8,800
 *Kinark Corp...........................     73,400         109,733
 *Kindred Healthcare, Inc...............    272,700       4,543,182
 *Kirby Corp............................        800          20,240
 *Kit Manufacturing Co..................     11,100          18,315
 Klamath First Bancorp, Inc.............    135,000       2,045,925
 Knape & Vogt Manufacturing Co..........     37,434         369,474
 *Knight Trading Group, Inc.............    494,038       3,112,439
 *Koala Corp............................     45,200          13,108
 *Korn/Ferry International..............     80,900         782,303
 *Kroll, Inc............................      2,799          52,495
 *Kulicke & Soffa Industries, Inc.......    108,600         635,853
 *Kushner-Locke Co......................     68,900             372
 *KVH Industries, Inc...................     51,800         451,178
 *LabOne, Inc...........................    129,850       2,355,479
 *#Labranche & Co., Inc.................     25,000         758,750
 *LaCrosse Footwear, Inc................     29,400          80,703
 *Ladish Co., Inc.......................    252,200       1,812,057
 *Lakeland Industries, Inc..............      9,790          72,397
 *Lakes Entertainment, Inc..............    119,825         699,778
 *Lamson & Sessions Co..................    207,200         648,536
 *Lancer Corp...........................    108,400         878,040
 *Landair Corp..........................     38,700         481,622
 Landamerica Financial Group, Inc.......    312,612      11,222,771
 Landry's Seafood Restaurants, Inc......    337,435       7,248,104
 *Lantronix, Inc........................    139,900         125,211
 *Large Scale Biology Corp..............    113,000         131,080
 *Larscom, Inc..........................     59,200          25,160
 *Laser Pacific Media Corp..............     16,300          29,096
 *Latitude Communications, Inc..........     33,000          49,830
 *Lattice Semiconductor Corp............    283,400       2,841,085

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Lawson Products, Inc...................    218,400  $    6,673,212
 *Layne Christensen Co..................    185,700       1,573,808
 *Lazare Kaplan International, Inc......    126,800         671,406
 *LCC International, Inc. Class A.......     31,200          64,584
 *Lechters, Inc.........................    263,400             105
 *Lecroy Corp...........................      3,100          34,193
 *Legato Systems, Inc...................    110,300         597,275
 Lennox International, Inc..............    104,400       1,482,480
 *Lesco, Inc............................    113,200       1,564,990
 *#Level 8 Systems, Inc.................      7,666           3,680
 *Lexent, Inc...........................     39,400          42,946
 *Lexicon Genetics, Inc.................      3,300          13,382
 *Liberate Technologies, Inc............    662,100         956,735
 Liberty Bancorp, Inc...................      2,800          73,906
 Liberty Corp...........................    175,100       7,002,249
 Lifetime Hoan Corp.....................    143,000         707,850
 *Lightbridge, Inc......................     30,100         212,055
 *#LightPath Technologies, Inc..........    250,400         150,240
 Lillian Vernon Corp....................    139,800         622,110
 *#Lipid Sciences, Inc..................     87,400         120,612
 *Liquid Audio, Inc.....................    220,200         580,227
 *Lithia Motors, Inc. Class A...........     47,000         755,290
 *LMI Aerospace, Inc....................     29,100          59,510
 LNR Property Corp......................    437,200      15,914,080
 *Lodgenet Entertainment Corp...........     26,000         276,120
 *Lodgian, Inc..........................    388,300          25,240
 *Logic Devices, Inc....................     92,700         100,116
 *LogicVision, Inc......................    157,400         370,677
 Lone Star Steakhouse & Saloon, Inc.....    453,148       8,580,357
 *Lone Star Technologies, Inc...........    130,100       2,010,045
 Longs Drug Stores Corp.................    159,600       3,231,900
 Longview Fibre Co......................    784,540       6,088,030
 *Louisiana-Pacific Corp................  1,296,900      11,620,224
 LSB Corp...............................      3,500          42,473
 LSI Industries, Inc....................     13,300         140,581
 *#LTWC Corp............................     15,297           1,683
 *LTX Corp..............................    108,000         994,680
 *Luby's, Inc...........................    463,400       1,923,110
 Lufkin Industries, Inc.................    104,500       2,713,343
 *Lydall, Inc...........................    294,700       3,212,230
 *Lynch Corp............................      6,200          44,950
 *M & F Worldwide Corp..................    269,400       1,480,353
 *M.H. Meyerson & Co., Inc..............     94,700          43,562
 M/I Schottenstein Homes, Inc...........    255,600       7,463,520
 *Mac-Gray Corp.........................    287,700         966,672
 *Mackie Designs, Inc...................      1,000           1,385
 *Macromedia, Inc.......................    103,400       1,272,854
 *Made2Manage Systems, Inc..............     89,000         288,805
 *Magic Lantern Group, Inc..............     28,600          37,180
 *#Magna Entertainment Corp.............    164,800       1,070,376
 *Magnetek, Inc.........................    418,700       2,432,647
 *Magnum Hunter Resources, Inc..........    512,500       2,946,875
 *MAII Holdings, Inc....................     62,700           9,719
 *Mail-Well, Inc........................    492,200       1,033,620
 *Main Street & Main, Inc...............    138,300         293,888
 Maine Public Service Co................        400          12,800
 *Mallon Resources Corp.................     18,800          21,150
 *Management Network Group, Inc.........     50,200          95,631
 *Manchester Technologies, Inc..........    178,200         367,092
 *Manning (Greg) Auctions, Inc..........        500             708
 *Manufacturers' Services Ltd...........     33,300         169,497
 *Manugistic Group, Inc.................    313,261       1,240,514
                                           SHARES        VALUE+
                                           ------        ------
 *Mapinfo Corp..........................    127,400  $      894,985
 Marcus Corp............................    287,700       4,027,800
 *Marimba, Inc..........................     60,600          98,172
 Marine Products Corp...................     67,500         742,500
 *MarineMax, Inc........................     25,300         316,250
 *Marisa Christina, Inc.................     94,000         131,600
 Maritrans, Inc.........................    108,300       1,310,430
 *MarketWatch.com, Inc..................    243,200       1,217,216
 *MarkWest Hydrocarbon, Inc.............    155,500         922,115
 *Marlton Technologies, Inc.............     98,600          22,678
 Marsh Supermarkets, Inc. Class A.......     36,900         451,287
 Marsh Supermarkets, Inc. Class B.......     59,400         714,285
 Massbank Corp..........................     63,149       1,949,094
 Massey Energy Co.......................    589,700       5,218,845
 *Mastec, Inc...........................    617,600       2,476,576
 *Material Sciences Corp................    331,567       4,641,938
 *Matlack Systems, Inc..................    144,592             130
 *Matria Healthcare, Inc................    152,025       1,496,686
 *Matrix Bancorp, Inc...................      5,000          48,350
 *Matrix Service Co.....................    148,500       1,378,823
 *Mattson Technology, Inc...............    592,165       2,105,147
 *Maverick Tube Corp....................     19,500         250,185
 *Max & Ermas Restaurants, Inc..........        500           8,135
 *Maxco, Inc............................     38,500         255,448
 *Maxcor Financial Group, Inc...........     34,700         214,273
 *Maxicare Health Plans, Inc............     44,800             134
 *Maxim Pharmaceuticals, Inc............    261,900         945,459
 *Maxtor Corp...........................    316,732       1,716,687
 *Maxwell Shoe Company, Inc.............    108,450       1,208,133
 *Maxwell Technologies, Inc.............     91,300         681,098
 *Maxxam, Inc...........................    105,500         970,600
 *Maxygen, Inc..........................     87,900         703,200
 *Mayor's Jewelers, Inc.................    336,600         121,176
 *McClain Industries, Inc...............        600             522
 McGrath Rent Corp......................     98,500       2,310,810
 *MCK Communications, Inc...............    192,900         228,587
 McRae Industries, Inc. Class A.........      1,000           9,250
 *MCSI, Inc.............................    402,600       2,318,976
 MDC Holdings, Inc......................    187,328       6,687,610
 *Meade Instruments Corp................    245,800         817,285
 *Meadow Valley Corp....................     44,064          39,217
 *Meadowbrook Insurance Group, Inc......    216,800         418,424
 *Medarex, Inc..........................    185,200         925,074
 *Media 100, Inc........................      9,600          11,088
 *#Media Arts Group, Inc................    139,800         489,300
 Media General, Inc. Class A............     45,600       2,673,528
 *Medialink Worldwide, Inc..............     63,000         212,625
 *Medical Resources, Inc................     62,918              35
 *Medical Resources, Inc................      1,619               0
 *Medicore, Inc.........................     58,600          72,078
 *Medstone International, Inc...........     72,600         213,807
 *MEMC Electronic Materials, Inc........    290,100       2,645,712
 *Mercator Software, Inc................     21,400          25,145
 Merchants Group, Inc...................     23,900         525,800
 *Mercury Air Group, Inc................     15,300          46,053
 *Meridian Resource Corp................    125,800         109,446
 *Merisel, Inc..........................      3,600           7,830
 *Merix Corp............................    273,200       3,037,984
 *Merrimac Industries, Inc..............     25,270         131,404
 *Mesa Air Group, Inc...................    280,100       1,667,996
 *Mesa Labs, Inc........................     18,500         119,233
 *Mesaba Holdings, Inc..................    230,996       1,451,810

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Mestek, Inc...........................     13,500  $      244,350
 *Meta Group, Inc.......................     11,400          24,795
 *MetaSolv Software, Inc................    492,800       1,094,016
 *Metatec Corp. Class A.................    124,900          23,731
 #Metris Companies, Inc.................    317,800       1,376,074
 *Metrocall, Inc........................    390,510           3,319
 *Metrologic Instruments, Inc...........     44,200         328,848
 *Metromedia International Group, Inc...    612,000          61,200
 MFB Corp...............................     17,700         387,188
 *MFRI, Inc.............................     59,900         105,125
 MGP Ingredients, Inc...................    112,300         840,004
 *Michael Anthony Jewelers, Inc.........     93,900         164,795
 *Micro Component Technology, Inc.......     20,800           8,736
 *Micro Linear Corp.....................    189,700         725,603
 MicroFinancial, Inc....................    102,000         164,220
 *Micromuse, Inc........................     96,700         432,733
 *Micros to Mainframes, Inc.............      6,200           4,774
 *Microsemi Corp........................    113,000         719,810
 *Microtek Medical Holdings, Inc........    597,600       1,305,756
 *Microtune, Inc........................    158,100         652,953
 *Midas, Inc............................    250,700       2,005,600
 *Middleby Corp.........................    170,000       1,768,000
 Middlesex Water Co.....................     11,250         250,763
 Midland Co.............................     49,800         979,566
 *Midway Games, Inc.....................     41,200         297,464
 *Midwest Express Holdings, Inc.........     53,800         363,150
 MIIX Group, Inc........................     55,100         107,445
 *Mikohn Gaming Corp....................    179,000         551,320
 Milacron, Inc..........................    610,200       4,076,136
 Millennium Chemicals, Inc..............    844,750       9,207,775
 *Miller Industries, Inc................    159,210         542,906
 *Millerbuilding Systems Escrow Shares..     46,200          13,860
 *Miltope Group, Inc....................     53,600         171,520
 Mine Safety Appliances Co..............     90,400       2,992,240
 Minerals Technologies, Inc.............     31,800       1,372,170
 Minuteman International, Inc...........      9,000          82,890
 *MIPS Technologies, Inc................    214,200         675,801
 *Mission Resources Corp................    308,700         134,285
 *Mississippi Chemical Corp.............    323,200         171,296
 *Mitcham Industries, Inc...............    143,100         175,298
 *MKS Instruments, Inc..................    116,900       2,228,699
 *Mobile Mini, Inc......................    162,000       2,413,800
 *Modem Media, Inc......................      1,500           3,720
 Modine Manufacturing Co................     39,400         754,707
 *Modtech Holdings, Inc.................    146,500       1,402,005
 *Moldflow Corp.........................     51,400         379,332
 *Monarch Dental Corp...................     23,066         102,644
 *Mondavi (Robert) Corp. Class A........    136,500       4,772,040
 *Monro Muffler Brake, Inc..............     83,730       1,505,047
 *Monterey Bay Bancorp, Inc.............     46,100         919,926
 *Moog, Inc. Class A....................    146,975       4,304,898
 *Moog, Inc. Class B....................     19,200         624,000
 *Moore Handley, Inc....................      2,000           4,630
 *Moore Medical Corp....................     43,300         337,740
 *Mother's Work, Inc....................     50,500       1,938,443
 *Motor Car Parts & Accessories, Inc....     71,200         199,360
 Movado Group, Inc......................    178,150       3,171,070
 *MPS Group, Inc........................  1,529,700       9,178,200
 *MRV Communications, Inc...............    713,600       1,259,504
 *MSC Software Corp.....................    265,200       1,946,568
 *#MTI Technology Corp..................        300             186
 MTS Systems Corp.......................    370,010       4,421,620
                                           SHARES        VALUE+
                                           ------        ------
 Mueller (Paul) Co......................      6,100  $      185,318
 *Mueller Industries, Inc...............     65,600       1,904,368
 *Multex.com, Inc.......................    510,400       1,891,032
 *Multi Color Corp......................      9,000         147,420
 Myers Industries, Inc..................     22,226         248,931
 *Nabi Biopharmaceuticals...............    552,500       4,008,388
 Nacco Industries, Inc. Class A.........    115,600       5,675,960
 *Nanogen, Inc..........................    190,300         394,873
 *Nanometrics, Inc......................     37,200         214,830
 *Napco Security Systems, Inc...........     49,800         489,285
 Nash Finch Co..........................    228,780       1,944,630
 *Nashua Corp...........................    116,000       1,060,240
 *Nastech Pharmaceutical Co., Inc.......     80,700         819,105
 *Nathans Famous, Inc...................    107,000         384,130
 *National Equipment Services, Inc......    262,000          52,400
 *National Home Health Care Corp........     53,933         439,554
 National Presto Industries, Inc........    135,950       4,304,177
 *National Research Corp................     78,000         599,430
 *National RV Holdings, Inc.............    152,250       1,007,895
 National Service Industries, Inc.......    123,925         964,137
 *#National Steel Corp. Class B.........    249,800          25,605
 *National Technical Systems, Inc.......    128,684         301,121
 *National Western Life Insurance Co.
   Class A..............................     24,300       2,144,840
 *NationsRent, Inc......................     10,000             625
 *Natrol, Inc...........................    122,500         176,400
 *Natural Alternatives International,
   Inc..................................     82,100         316,496
 *Natural Wonders, Inc..................     89,100              80
 *Nautica Enterprises, Inc..............     48,300         540,960
 *Navidec, Inc..........................     93,400           9,807
 *Navigant International, Inc...........    258,900       3,115,862
 *Navigators Group, Inc.................     13,500         348,165
 *NCI Building Systems, Inc.............    251,400       4,826,880
 *NCO Group, Inc........................    280,400       4,574,726
 *NCO Portfolio Management, Inc.........      2,613          15,691
 *NCS Healthcare, Inc...................    230,200         433,927
 *Neff Corp. Class A....................     10,400           2,392
 *Nelson (Thomas), Inc..................    202,600       1,661,320
 *#Neoforma, Inc........................    143,900       1,468,500
 *NeoMagic Corp.........................    342,900         454,343
 *Net2Phone, Inc........................    446,700       1,735,430
 *NetBank, Inc..........................    440,682       4,292,243
 *Netegrity, Inc........................     88,450         337,437
 *NetIQ Corp............................    638,700      11,081,445
 *NetManage, Inc........................     84,416         238,475
 *NetRatings, Inc.......................    412,500       2,736,938
 *Netro Corp............................    748,700       1,920,416
 *Netscout System, Inc..................     10,735          54,856
 *Network Equipment Technologies,
   Inc..................................    416,300       1,831,720
 *Netzee, Inc...........................     10,237           4,453
 *New American Healthcare Corp..........     23,600             118
 *#New Angeion Corp.....................        315             542
 *New Brunswick Scientific Co., Inc.....     93,812         496,735
 *New Focus, Inc........................    819,100       2,997,906
 *New Horizons Worldwide, Inc...........     63,775         399,550
 *Newcor, Inc...........................     64,712          21,031
 *Newfield Exploration Co...............     48,396       1,750,508
 Newmil Bancorp, Inc....................     37,200         723,540
 *Newpark Resources, Inc................     15,000          69,900
 *Newport Corp..........................    243,500       3,499,095
 *Niagara Corp..........................    132,200         237,299

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Nitches, Inc...........................      4,047  $       27,641
 *NMS Communications Corp...............    466,800         933,600
 *NMT Medical, Inc......................    123,800         414,730
 *Nobel Learning Communities, Inc.......     83,500         416,248
 #Noble International, Ltd..............     27,200         200,736
 *Noel Group, Inc.......................     95,400             954
 Noland Co..............................      2,000          56,150
 *Norstan, Inc..........................    246,500       1,046,393
 *Nortek Holdings, Inc..................    151,700       6,873,527
 North Central Bancshares, Inc..........     40,000       1,167,400
 Northeast Bancorp......................     21,200         294,892
 Northeast Pennsylvania Financial
   Corp.................................      3,200          54,320
 *Northland Cranberries, Inc............     50,400          52,416
 Northrim BanCorp, Inc..................     41,265         596,082
 *Northwest Pipe Co.....................     93,300       1,306,667
 *#Novamed Eyecare, Inc.................     39,800          52,536
 *Novell, Inc...........................    157,854         568,274
 *Novoste Corp..........................     32,124         218,443
 *NS Group, Inc.........................    353,400       2,385,450
 *#NTELOS, Inc..........................     59,700          30,746
 *Nu Horizons Electronics Corp..........    282,598       1,983,838
 *Nuevo Energy Co.......................    254,000       3,136,900
 NUI Corp...............................      3,240          48,794
 *Numerex Corp. Class A.................     77,800         193,722
 *Numerical Technologies, Inc...........     87,710         396,449
 *Nutraceutical International Corp......    144,900       1,365,683
 *Nx Networks, Inc......................    157,700             710
 *NYFIX, Inc............................    122,900         648,298
 *Nymagic, Inc..........................    125,800       2,528,580
 *O.I. Corp.............................     51,800         203,574
 *Oak Technology, Inc...................    240,000         784,800
 *OAO Technology Solutions, Inc.........     32,600          53,138
 *Obie Media Corp.......................     70,500         222,780
 OceanFirst Financial Corp..............    169,700       3,758,855
 *Ocwen Financial Corp..................    944,200       2,766,506
 *Odd Job Stores, Inc...................    175,300         319,923
 *Officemax, Inc........................  1,884,900      11,234,004
 *Offshore Logistics, Inc...............    400,500       8,686,845
 *Oglebay Norton Co.....................     65,800         482,972
 Ohio Art Co............................      3,600          60,300
 *Ohio Casualty Corp....................  1,335,200      17,137,292
 Oil-Dri Corp. of America...............     47,700         399,726
 *Old Dominion Freight Lines, Inc.......    125,200       3,109,968
 Olin Corp..............................     62,616         944,875
 *Olympic Steel, Inc....................    210,600         830,817
 *Omega Protein Corp....................    493,200       1,962,936
 *Omnova Solutions, Inc.................    171,900         704,790
 *Omtool, Ltd...........................    269,900          89,067
 *On Assignment, Inc....................     64,000         531,840
 *On Command Corp.......................     42,700          32,879
 *One Price Clothing Stores, Inc........     46,586          48,682
 Oneok, Inc.............................      5,900         111,746
 *Onyx Acceptance Corp..................    107,900         388,440
 *Onyx Pharmacueticals, Inc.............     30,000         207,450
 *Opinion Research Corp.................     89,900         456,243
 *Oplink Communications, Inc............    158,500         168,010
 *#Opta Food Ingredients, Inc...........    206,100         513,189
 Opti, Inc..............................    168,800         280,208
 *OpticNet, Inc.........................     28,750               0
 *Optika Imaging Systems, Inc...........     82,800          96,876
 *OraPharma, Inc........................    180,300       1,317,993
                                           SHARES        VALUE+
                                           ------        ------
 *Orbital Sciences Corp.................     99,600  $      458,160
 *Oregon Steel Mills, Inc...............    516,761       2,428,777
 *Oriole Homes Corp. Class A
   Convertible..........................     20,800          99,840
 *Oriole Homes Corp. Class B............     30,900         148,166
 *Orleans Homebuilders, Inc.............     20,100         156,378
 *Orthologic Corp.......................    376,600       1,602,433
 *#OSI Systems, Inc.....................     46,600         805,248
 *Osmonics, Inc.........................    134,400       2,256,576
 *Osteotech, Inc........................     55,500         316,628
 *Ostex International, Inc..............     97,400         222,559
 Outlook Group Corp.....................     59,300         335,638
 *Outsource International, Inc..........     76,600             134
 Overseas Shipholding Group, Inc........    671,400      11,608,506
 *Owens-Illinois, Inc...................    134,800       2,116,360
 *Owosso Corp...........................    108,600          61,359
 Oxford Industries, Inc.................    107,300       2,779,070
 *OYO Geospace Corp.....................     19,000         195,225
 *Pacific Mercantile Bancorp............        200           1,361
 *Pacific Premier Bancorp, Inc..........     26,840         170,434
 *#Pacificare Health Systems, Inc.......    556,464      14,904,888
 *Packaged Ice, Inc.....................     54,100          55,453
 *Palm Harbor Homes, Inc................      1,400          26,257
 Pamrapo Bancorp, Inc...................     64,600       1,098,523
 *Par Technology Corp...................    158,900       1,223,530
 *Paradyne Networks Corp................     11,000          20,130
 *Parexel International Corp............      2,000          25,020
 Park Electrochemical Corp..............    202,950       4,375,602
 *Parker Drilling Co....................  1,301,500       2,928,375
 *Park-Ohio Holdings Corp...............    187,935         768,654
 Parkvale Financial Corp................     40,725         947,874
 *Parlex Corp...........................     86,500         922,523
 *Parlux Fragrances, Inc................    230,900         624,585
 *Pathmark Stores, Inc..................    249,800         975,469
 Patrick Industries, Inc................     96,250         681,450
 *Paul Harris Stores, Inc...............    133,000             366
 *Paula Financial, Inc..................     90,600          60,702
 *Paul-Son Gaming Corp..................     35,400         142,485
 *Paxson Communications Corp............    462,700       1,494,521
 *Payless Cashways, Inc.................      4,184               1
 *PC Connection, Inc....................    329,000       2,286,550
 *PC Mall, Inc..........................    144,900         552,069
 *PC-Tel, Inc...........................    284,000       2,176,860
 *PCD, Inc..............................     56,800          13,064
 *PDI, Inc..............................    144,800       1,426,280
 *Pediatric Services of America, Inc....     88,400         579,020
 *Peerless Manufacturing Co.............     20,100         192,860
 *Peerless Systems Corp.................    120,900         152,334
 *#Pegasus Communications Corp.
   Class A..............................    621,500         770,660
 *Pegasus Solutions, Inc................     45,000         517,950
 *#Pemstar, Inc.........................    121,000         232,925
 Penford Corp...........................     81,000       1,141,290
 *Penn Traffic Co.......................      1,160           8,456
 *Penn Treaty American Corp.............    219,400         528,754
 Penn Virginia Corp.....................    163,900       5,605,380
 Penn-America Group, Inc................    248,175       2,221,166
 Pennfed Financial Services, Inc........    108,600       2,988,672
 *Penton Media, Inc.....................     50,400          52,920
 Pep Boys - Manny, Moe & Jack...........  1,211,900      13,330,900
 *Perceptron, Inc.......................    159,500         272,745
 *Performance Technologies, Inc.........      6,800          25,534

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Pericom Semiconductor Corp............     37,600  $      366,224
 *Perini Corp...........................     71,100         228,231
 *Perrigo Co............................    349,800       4,409,229
 *Perry Ellis International, Inc........     88,400       1,294,176
 *Per-Se Technologies, Inc..............    364,566       3,279,271
 *Personnel Group of America, Inc.......    298,300          35,796
 *Petrocorp, Inc........................    102,600         949,050
 *Petroleum Development Corp............    255,500       1,308,160
 PFF Bancorp, Inc.......................    115,500       3,955,875
 *Pharmacopeia, Inc.....................    326,100       3,257,739
 *Pharmacyclics, Inc....................    229,500         802,103
 *Pharmchem Laboratories, Inc...........     62,000          20,460
 *Phar-Mor, Inc.........................    243,300             243
 Phillips-Van Heusen Corp...............    585,100       7,694,065
 *Phoenix Technologies, Ltd.............     13,400          85,358
 *Photo Control Corp....................      4,200           5,628
 *PhotoWorks, Inc.......................    197,500          25,675
 *Photronics, Inc.......................    223,500       3,538,005
 *Piccadilly Cafeterias, Inc............    190,900         314,985
 *Pico Holdings, Inc....................    184,820       2,292,692
 Pilgrim's Pride Corp...................    165,600         985,320
 Pilgrims Pride Corp. Class B...........    509,900       4,262,764
 Pinnacle Bancshares, Inc...............     10,400         105,040
 *Pinnacle Entertainment, Inc...........    404,200       2,421,158
 Pioneer Standard Electronics, Inc......    573,500       5,542,878
 *Pixelworks, Inc.......................     45,600         425,904
 *Planar Systems, Inc...................     67,500       1,411,088
 *PlanVista Corp........................    302,298         665,056
 *Plato Learning, Inc...................     68,523         511,524
 *#Play By Play Toys and Novelties,
   Inc..................................     94,600             237
 *Plexus Corp...........................     89,200       1,356,286
 *PLX Technology, Inc...................     50,100         263,025
 PMA Capital Corp. Class A..............     19,400         291,291
 Pocahontas Bancorp, Inc................     69,800         710,564
 *Point West Capital Corp...............     14,300              64
 *Polycom, Inc..........................     56,700         649,499
 Polyone Corp...........................    412,300       3,215,940
 *Pomeroy Computer Resource, Inc........    231,300       2,922,476
 Pope & Talbot, Inc.....................    271,800       3,669,300
 Potlatch Corp..........................    378,800      10,208,660
 *Powell Industries, Inc................     16,500         327,443
 *PowerCerv Corp........................     20,666           2,118
 *Power-One, Inc........................    636,700       5,036,297
 *Powerwave Technologies, Inc...........     65,900         431,316
 *PPT Vision, Inc.......................     89,000          55,180
 *PRAECIS Pharmaceuticals, Inc..........    503,806       1,632,331
 Precision Castparts Corp...............    164,500       4,043,410
 *Premier Financial Bancorp.............      1,100           7,783
 Presidential Life Corp.................    505,500       5,236,980
 *Previo, Inc...........................     28,100          61,118
 *#PRG-Schultz International, Inc.......     93,900         905,666
 *Price Communications Corp.............     33,987         486,014
 *Pricesmart, Inc.......................     33,250         799,995
 *Prime Hospitality Corp................    925,900       7,694,229
 *Prime Medical Services, Inc...........    204,200       1,725,490
 *Primus Knowledge Solutions, Inc.......    119,000          60,690
 *Printronix, Inc.......................     89,800         980,167
 *Printware, Inc........................      4,800          10,800
 *Proassurance Corp.....................    454,824       9,050,998
 *Procom Technology, Inc................     11,700           8,892
 *Procurenet, Inc.......................     22,400               0
 *Progenics Pharmaceuticals, Inc........        400           3,020
                                           SHARES        VALUE+
                                           ------        ------
 *Programmers Paradise, Inc.............     86,900  $      175,973
 Progress Financial Corp................     39,902         442,912
 *Progressive Software Holding, Inc.....      5,680           2,556
 *#Protection One, Inc..................  1,316,200       2,935,126
 *Proton Energy Systems, Inc............    390,900       1,237,199
 *Provant, Inc..........................    200,100          31,016
 *#Provell, Inc.........................     57,200               6
 Providence & Worcester Railroad Co.....     47,100         385,749
 Provident Financial Holdings, Inc......     41,200       1,087,268
 *PSC, Inc..............................      9,300             163
 *PSS World Medical, Inc................    847,300       5,787,059
 *Psychiatric Solutions, Inc............     35,000         191,100
 *PTEK Holdings, Inc....................    699,000       3,044,145
 Pulaski Financial Corp.................     22,400         452,816
 Pulitzer, Inc..........................     10,800         474,768
 *Pure World, Inc.......................    100,500          54,773
 Pyramid Breweries, Inc.................    110,100         261,488
 *Qad, Inc..............................      5,500          18,865
 *QEP Co., Inc..........................     29,000         124,845
 *QRS Corp..............................    137,700         932,229
 Quaker Chemical Corp...................     63,800       1,472,504
 *Quaker City Bancorp, Inc..............     23,353         816,187
 *Quaker Fabric Corp....................    292,600       2,055,515
 *Quality Dining, Inc...................    217,600         708,288
 *Quality Systems, Inc..................     50,900       1,217,274
 Quanex Corp............................    266,902       8,167,201
 *Quanta Services, Inc..................    547,600       2,015,168
 *Quicklogic Corp.......................    106,800         218,406
 *#Quigley Corp.........................     22,100         144,313
 *Quintiles Transnational Corp..........     24,400         286,700
 *Quovadx, Inc..........................    387,600         974,814
 *R & B, Inc............................    122,500       1,082,900
 *Racing Champions ERTL Corp............     62,200         993,023
 *Radio One, Inc........................      4,000          70,220
 *RadiSys Corp..........................     65,700         623,822
 *Rag Shops, Inc........................     55,755         205,457
 *Railamerica, Inc......................    581,465       4,285,397
 *Rainbow Technologies, Inc.............     68,800         589,272
 *Ramsay Youth Services, Inc............     31,066         111,993
 *Range Resources Corp..................    756,291       4,015,905
 *Rawlings Sporting Goods, Inc..........     24,239         183,247
 *RCM Technologies, Inc.................    234,100         920,013
 *RDO Equipment Co. Class A.............     93,200         396,100
 *Reading International, Inc.
   Class A..............................    213,799         812,436
 *Reading International, Inc.
   Class B..............................     14,660          52,556
 *RealNetworks , Inc....................        400           1,538
 *Recoton Corp..........................    177,632         310,856
 *#Redhook Ale Brewery, Inc.............    126,500         280,198
 Redwood Empire Bancorp.................     27,050         746,715
 *Refac.................................     56,785         217,770
 Regal Beloit Corp......................    232,600       4,817,146
 *Regent Communications, Inc............    104,100         650,625
 *Register.Com, Inc.....................     76,155         321,374
 *Rehabilicare, Inc.....................     22,400          87,360
 *Reliability, Inc......................    100,800         108,360
 Reliance Steel & Aluminum Co...........     63,300       1,436,910
 *Relm Wireless Corp....................     59,254          28,738
 *Remec, Inc............................    569,200       2,820,386
 *RemedyTemp, Inc.......................      7,800         112,866
 *Rentrak Corp..........................     63,000         335,475
 *Rent-Way, Inc.........................    459,500       1,824,215
 *#Reptron Electronics, Inc.............     78,100          54,670

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Republic Bankshares, Inc..............    149,900  $    2,990,505
 *Republic First Bancorp, Inc...........     66,730         409,055
 *Res-Care, Inc.........................    300,046       1,378,711
 *Resonate, Inc.........................    428,100         618,605
 *ResortQuest International, Inc........    306,300       1,255,830
 Resource America, Inc..................    407,600       3,336,206
 *Restoration Hardware, Inc.............      6,600          52,767
 *Retek, Inc............................     68,100         301,343
 *Rex Stores Corp.......................    197,150       2,529,435
 *Rexhall Industries, Inc...............     38,798         144,523
 *RF Monolithics, Inc...................    121,000         342,430
 Richardson Electronics, Ltd............    188,600       1,611,587
 Riggs National Corp....................    518,900       8,149,325
 *Rita Medical Systems, Inc.............      5,100          30,702
 *Riverside Group, Inc..................      3,200             110
 Riverview Bancorp, Inc.................     62,500         937,500
 *Riviera Holdings Corp.................      5,500          26,950
 *Riviera Tool Co.......................     16,500          18,150
 RLI Corp...............................    276,060       6,653,046
 *RMH Teleservices, Inc.................    118,800       1,355,508
 *Roadhouse Grill, Inc..................    174,800          79,534
 Roadway Corp...........................      8,200         328,328
 Roanoke Electric Steel Corp............    151,600       1,656,988
 Robbins & Myers, Inc...................    119,300       1,950,555
 *Robotic Vision Systems, Inc...........     98,600          47,328
 *Rochester Medical Corp................     29,000         240,410
 *Rock of Ages Co.......................     87,600         425,736
 Rock-Tenn Co. Class A..................    415,750       5,280,025
 *Rocky Shoes & Boots, Inc..............     72,000         386,640
 *Rofin-Sinar Technologies, Inc.........     52,800         382,008
 *Rogue Wave Software, Inc..............    147,100         260,367
 *Ross Systems, Inc.....................     24,600         191,880
 *Rouge Industries, Inc. Class A........    271,100         319,898
 *Royal Precision, Inc..................     14,150           1,380
 RPC, Inc...............................    130,000       1,638,000
 *RSA Security, Inc.....................    407,400       2,593,101
 *RTI International Metals, Inc.........    388,850       4,452,333
 *RTW, Inc..............................     93,850         189,108
 *Rural/Metro Corp......................    134,500         303,970
 *Rush Enterprises, Inc. Class A........    105,400         432,140
 *Rush Enterprises, Inc. Class B........    105,400         435,829
 Russ Berrie & Co., Inc.................     69,400       2,260,358
 Russell Corp...........................    465,200       7,415,288
 *Ryan's Family Steak Houses, Inc.......    634,400       6,886,412
 Ryerson Tull, Inc......................    432,839       2,964,947
 *S&K Famous Brands, Inc................     78,600       1,008,438
 *Safeguard Scientifics, Inc............    644,300       1,404,574
 *Safety Components International,
   Inc..................................      1,155           8,634
 *#Salton, Inc..........................    202,100       2,738,455
 *San Filippo (John B.) & Son, Inc......     72,400         667,890
 Sanders Morris Harris Group, Inc.......     25,800         199,950
 Sanderson Farms, Inc...................    210,300       4,288,017
 *Sands Regent Casino Hotel.............     15,492          57,940
 *Sangamo BioSciences, Inc..............     22,400         111,216
 *Sapient Corp..........................        600           1,272
 *Satcon Technology Corp................    166,700         289,225
 *Saucony, Inc. Class A.................     35,800         306,985
 *Saucony, Inc. Class B.................     48,400         406,802
 Sauer-Danfoss, Inc.....................     14,800         137,640
 *SBS Technologies, Inc.................    102,700       1,144,592
 *#ScanSoft, Inc........................     20,377         149,567
 *Scheid Vineyards, Inc.................     34,100          85,421
                                           SHARES        VALUE+
                                           ------        ------
 *Scherer Healthcare, Inc...............        900  $        7,592
 *Schieb (Earl), Inc....................     75,600         181,440
 *Schlotzskys, Inc......................    164,000         565,800
 Schnitzer Steel Industries, Inc.
   Class A..............................     82,200       1,515,768
 *Schuff International, Inc.............    106,600         154,570
 Schulman (A.), Inc.....................    141,000       2,621,190
 Schweitzer-Maudoit International,
   Inc..................................    212,100       5,380,977
 *SCM Microsystems, Inc.................    240,100       1,444,202
 Scope Industries, Inc..................      8,100         558,900
 SCPIE Holdings, Inc....................    150,700         997,634
 *SCS Transportation, Inc...............    230,050       2,022,140
 Seaboard Corp..........................     26,240       6,022,080
 *Seabulk International, Inc............     30,300         155,894
 *Seachange International, Inc..........     19,200         142,272
 Seacoast Financial Services Corp.......    127,846       2,798,549
 *Seacor Smit, Inc......................    352,250      14,653,600
 *Secom General Corp....................     11,500          20,413
 *SED International Holdings, Inc.......     62,250          38,595
 *SEEC, Inc.............................     87,900          98,888
 *Segue Software, Inc...................     68,200          82,522
 *Seitel, Inc...........................    171,200         126,688
 *Selas Corp. of America................     76,500         133,875
 *Selectica, Inc........................    619,500       1,644,773
 Selective Insurance Group, Inc.........    476,500      12,174,575
 *Seminis, Inc. Class A.................     52,000         134,680
 *Semitool, Inc.........................    103,000         718,940
 *SEMX Corp.............................     94,800          26,544
 *Seneca Foods Corp. Class B............     10,500         151,830
 *Sequa Corp. Class A...................     94,900       4,308,460
 *Sequa Corp. Class B...................     28,900       1,543,260
 *Sequenom, Inc.........................    445,500         977,873
 *SeraCare Life Sciences, Inc...........      2,680          15,906
 *Service Corp. International...........  3,101,000      10,295,320
 *Servotronics, Inc.....................        400           1,560
 *Sharper Image Corp....................     62,500       1,174,688
 *#Shaw Group, Inc......................    388,000       6,712,400
 *Sheldahl, Inc.........................    247,950           4,463
 *Shells Seafood Restaurants, Inc.......     42,100          15,998
 *Shiloh Industries, Inc................    164,700         441,396
 *Shoe Carnival, Inc....................    226,900       3,375,138
 *Shoe Pavilion, Inc....................      9,500          11,020
 *Sholodge, Inc.........................     71,600         318,620
 *Shopko Stores, Inc....................    616,600       8,786,550
 *Sierra Health Services, Inc...........     30,700         341,998
 Sierra Pacific Resources...............      1,800          12,492
 *Sifco Industries, Inc.................     74,715         218,915
 *Sight Resource Corp...................     96,800          18,876
 *Sigmatron International, Inc..........     16,800          64,260
 *Signal Technology Corp................     59,500         636,650
 *Signature Eyewear, Inc................     17,000           1,105
 *Silicon Graphics, Inc.................  1,681,500       2,673,585
 *Silicon Storage Technology, Inc.......    103,450         726,736
 *Silicon Valley Bancshares.............     18,800         363,874
 Simmons First National Corp. Class A..      42,200       1,568,152
 *Simon Worldwide, Inc..................    334,400          41,800
 *Simula, Inc...........................     78,650         165,165
 *Sinclair Broadcast Group, Inc.
   Class A..............................    607,800       8,457,537
 *Sipex Corp............................    293,600       1,206,696
 *Sitel Corp............................    469,800         845,640
 *Six Flags, Inc........................    648,900       4,691,547

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Sky Financial Group, Inc...............     15,220  $      290,169
 Skyline Corp...........................    118,700       3,369,893
 *#Skyworks Solutions, Inc..............    145,800       1,759,077
 *Smart & Final Food, Inc...............    307,100       1,618,417
 *SmartDisk Corp........................     83,800          67,040
 *Smith & Wollensky Restaurant Group,
   Inc..................................     21,600          84,780
 Smith (A.O.) Corp......................    368,200       9,812,530
 Smith (A.O.) Corp. Convertible
   Class A..............................     70,050       1,866,833
 *Smithway Motor Express Corp.
   Class A..............................     73,800          62,730
 *Sola International, Inc...............    470,600       5,506,020
 *Somera Communications, Inc............     17,500          52,325
 *Sonic Automotive, Inc.................     80,200       1,416,332
 *#Sonic Foundry, Inc...................    102,300          67,007
 *SonicWALL, Inc........................    481,110       1,946,090
 *SOS Staffing Services, Inc............    229,000         140,835
 *Source Information Management, Inc....    220,400       1,283,830
 *Sourcecorp, Inc.......................     23,100         447,794
 South Jersey Industries, Inc...........    190,277       6,203,030
 *Southern Energy Homes, Inc............    161,100         265,010
 *Southwall Technologies, Inc...........    127,400         394,940
 Southwest Gas Corp.....................      1,700          37,740
 *Southwestern Energy Co................    469,900       5,168,900
 *#Spacehab, Inc........................    122,300         120,466
 Span-American Medical System, Inc......     24,000         185,160
 *Spanish Broadcasting System, Inc......    490,500       4,362,998
 *SPAR Group, Inc.......................      6,000          18,780
 Spartan Motors, Inc....................    210,800       2,190,212
 *Spartan Stores, Inc...................    111,100         231,644
 *Sparton Corp..........................    109,300         874,400
 *Spectrian Corp........................    112,100         553,214
 *Spectrum Control, Inc.................    173,800       1,069,739
 *SpeechWorks International, Inc........     55,300         207,928
 *SpeedFam-IPEC, Inc....................    528,747       3,476,512
 *Speizman Industries, Inc..............     40,400          23,836
 *Spherion Corp.........................    832,000       5,749,120
 *Sphinx International, Inc.............    106,750          37,363
 *Spiegel, Inc. Class A Non-Voting......     49,100          28,233
 *Spinnaker Exploration Co..............    181,100       4,022,231
 *Sport Chalet, Inc.....................     45,900         313,268
 *Sport Supply Group, Inc...............    105,400         171,275
 *Sport-Haley, Inc......................     60,800         203,376
 *Sports Authority, Inc.................    472,800       4,023,528
 *Sports Club Co., Inc..................    116,000         298,700
 *SportsLine.Com, Inc...................    227,300         286,398
 *Sportsman's Guide, Inc................     90,700         656,668
 *SPS Technologies, Inc.................    128,400       3,325,560
 *SRI/Surgical Express, Inc.............     52,500         328,388
 *SS&C Technologies, Inc................     52,300         534,245
 *SSE Telecom, Inc......................     81,400             488
 St. Francis Capital Corp...............    123,100       2,953,785
 *Staar Surgical Co.....................    299,100         987,030
 *Stamps.com, Inc.......................    301,600       1,328,548
 Standard Commercial Corp...............    243,080       4,015,682
 *Standard Management Corp..............    134,600         467,735
 *Standard Microsystems Corp............    221,000       4,916,145
 Standard Motor Products, Inc.
   Class A..............................    193,350       2,238,993
 Standard Pacific Corp..................    560,100      14,282,550
 Standard Register Co...................    277,700       5,192,990
                                           SHARES        VALUE+
                                           ------        ------
 *Stanley Furniture, Inc................    118,400  $    2,981,904
 *Star Buffet, Inc......................      7,200          14,256
 *Star Multi Care Service, Inc..........      6,344             412
 *STAR Telecommunications, Inc..........     18,300               4
 *Starcraft Corp........................     25,000         180,000
 *StarMedia Network, Inc................      6,500              49
 Starrett (L.S.) Co. Class A............     66,300       1,140,360
 State Auto Financial Corp..............    124,100       1,839,783
 State Financial Services Corp.
   Class A..............................    104,300       1,700,090
 *Steel Dynamics, Inc...................    271,600       3,883,880
 Steel Technologies, Inc................    203,100       3,233,352
 *SteelCloud Co.........................      5,900           7,818
 *Stein Mart, Inc.......................      1,300           8,411
 *Steinway Musical Instruments, Inc.....     83,300       1,436,925
 *Stellent, Inc.........................    290,700       1,529,082
 Stepan Co..............................    128,900       3,293,395
 Stephan Co.............................     51,500         177,675
 Sterling Bancorp.......................     42,324       1,128,358
 *Sterling Financial Corp...............    174,200       3,356,834
 Stewart & Stevenson Services, Inc......    416,700       4,662,873
 *Stewart Enterprises, Inc..............  2,449,200      12,882,792
 *Stewart Information Services Corp.....    276,500       5,723,550
 Stifel Financial Corp..................     95,372       1,103,454
 *Stillwater Mining Co..................    551,300       3,114,845
 *STM Wireless, Inc. Class A............     78,100          28,507
 *Stone & Webster, Inc..................    113,400          17,577
 *Stoneridge, Inc.......................    406,700       3,997,861
 *StorageNetworks, Inc..................    362,800         609,504
 *Stratasys, Inc........................     53,100         438,606
 *Strategic Distribution, Inc...........     65,178         788,654
 *Stratos Lightwave, Inc................      6,054          43,498
 *Stratus Properties, Inc...............     94,450         780,157
 Stride Rite Corp.......................    601,900       5,055,960
 *Strouds, Inc..........................    144,100             648
 *Suburban Lodges of America, Inc.
   Escrow Shares........................    241,100               0
 *Summa Industries, Inc.................     14,100         139,167
 *Sundance Homes, Inc...................     40,500             284
 *Sunland Entertainment Co., Inc........      5,240           4,323
 *SunLink Health Systems, Inc...........     65,400         186,390
 *#Sunrise Assisted Living, Inc.........    360,700      10,110,421
 *Sunrise Telecom, Inc..................      3,100           7,130
 *Suntron Corp..........................     92,475         396,255
 *#Supergen, Inc........................      2,300          10,684
 *Superior Consultant Holdings Corp.....      3,900          10,881
 *#Superior Telecom, Inc................    291,600          45,198
 Superior Uniform Group, Inc............    136,400       1,527,680
 *Supreme Industries, Inc...............     27,900         139,500
 Susquehanna Bancshares, Inc............    158,872       3,359,348
 *Swift Energy Corp.....................    453,800       4,202,188
 *Switchboard, Inc......................     24,400          72,224
 #SWS Group, Inc........................    208,700       3,059,542
 *Sycamore Networks, Inc................    580,500       1,805,355
 *Sykes Enterprises, Inc................     86,000         260,150
 *Sylvan Learning Systems, Inc..........    307,391       5,596,053
 *Sylvan, Inc...........................     99,900       1,060,439
 *Symmetricom, Inc......................    599,919       2,192,704
 *Symphonix Devices, Inc................      4,900             515
 *Syms Corp.............................    230,800       1,744,848
 *Synalloy Corp.........................     88,350         415,245
 *Synaptic Pharmaceutical Corp..........    101,400         648,453

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Synbiotics Corp.......................    116,500  $        8,039
 *Synovis Life Technologies, Inc........     85,600         807,636
 *Syntellect, Inc.......................    152,800         108,870
 Sypris Solutions, Inc..................     23,150         288,218
 *Systemax, Inc.........................    408,500         686,280
 *Systems & Computer Technology Corp....     85,800         862,719
 *T-3 Energy Services, Inc..............        880           5,931
 *Taitron Components, Inc...............      6,500           8,873
 TALX Corp..............................     11,800         115,699
 *Tandy Brand Accessories, Inc..........     63,700         619,483
 *Tandycrafts, Inc......................     97,400           4,383
 *Tanning Technology Corp...............        500             458
 *Tarrant Apparel Group.................     29,800         124,266
 Tasty Baking Co........................      3,000          28,650
 *TBA Entertainment Corp................    132,500         222,600
 *TBC Corp..............................    435,000       5,187,375
 *TEAM America, Inc.....................      2,500           1,425
 *Team, Inc.............................     81,400         612,942
 *TeamStaff, Inc........................     67,600         203,476
 *Technical Communications Corp.........      6,300           2,552
 *Technical Olympic USA, Inc............      2,000          26,990
 Technology Research Corp...............     65,400         100,389
 *Technology Solutions Corp.............     64,000          74,560
 *TechTeam Global, Inc..................    259,800       1,913,427
 Tecumseh Products Co. Class A..........    254,800      12,117,014
 Tecumseh Products Co. Class B..........     15,600         699,270
 *Tegal Corp............................    144,900          84,767
 *Telscape International, Inc...........      1,200               2
 *Telular Corp..........................      2,600          10,023
 *Temtex Industries, Inc................     35,700          16,779
 *Tenneco Automotive, Inc...............    768,620       3,166,714
 *Terayon Communication Systems, Inc....     75,400         180,960
 *Terex Corp............................    607,000       7,502,520
 *Terra Industries, Inc.................  1,539,700       3,048,606
 *Tesoro Petroleum Corp.................    974,000       4,188,200
 *Tetra Tech, Inc.......................     69,200         858,426
 *Tetra Technologies, Inc...............     69,400       1,467,810
 Texas Industries, Inc..................    397,662       9,822,251
 TF Financial Corp......................     36,000         842,400
 *TFC Enterprises, Inc..................     21,900          33,945
 *The Rowe Companies....................      9,400          20,492
 *Theragenics Corp......................    163,500         861,645
 *TheStreet.com, Inc....................    286,800         986,592
 *Third Wave Technologies...............    170,500         415,168
 *Thomas & Betts Corp...................    192,000       3,590,400
 *Thomas Group, Inc.....................     28,200          11,703
 Thomas Industries, Inc.................    103,550       2,833,128
 *Thomaston Mills, Inc..................     34,800             313
 *Thoratec Corp.........................    353,800       3,053,294
 *Three-Five Systems, Inc...............    356,100       2,528,310
 *TIBCO Software, Inc...................    110,600         815,122
 *Tickets.com, Inc......................     20,600          23,175
 *TII Network Technologies, Inc.........     98,200          34,370
 Timberland Bancorp, Inc................     56,400       1,013,508
 *Timco Aviation Services, Inc..........     10,210           7,147
 Timken Co..............................    564,200      11,199,370
 *Tipperary Corp........................    126,900         218,903
 Titan International, Inc...............    275,300         443,233
 *Titan Pharmaceuticals, Inc............     86,500         229,225
 *#Titanium Metals Corp.................    579,300         811,020
                                           SHARES        VALUE+
                                           ------        ------
 *TLC Vision Corp.......................    143,070  $      228,912
 *Todd Shipyards Corp...................     70,050       1,043,745
 *Toddhunter International, Inc.........     73,100         800,445
 *Tollgrade Communications, Inc.........     32,503         436,840
 *Tower Air, Inc........................    166,400             150
 *Tower Automotive, Inc.................    983,250       5,555,363
 *Track 'n Trail, Inc...................     13,800              36
 *Traffix, Inc..........................    266,400         771,228
 *Trailer Bridge, Inc...................    111,200         262,432
 *Trammell Crow Co......................     72,000         656,640
 *Trans World Entertainment Corp........    508,100       2,169,587
 *Transact Technologies, Inc............      9,300          45,105
 *Transcat, Inc.........................     60,000         120,000
 *Transgenomic, Inc.....................      6,400          19,648
 Trans-Lux Corp.........................      2,746          16,613
 *Transmeta Corp........................     59,900          90,150
 *Transmontaigne Oil Co.................    386,250       1,660,875
 *Transport Corp. of America............     20,000         105,900
 *Transportation Components, Inc........    310,800             389
 *Transpro, Inc.........................     89,600         563,584
 *Transtechnology Corp..................     97,300       1,060,570
 *TRC Companies, Inc....................     10,125         113,299
 Tredegar Industries, Inc...............    241,300       3,438,525
 Tremont Corp...........................     82,133       2,792,522
 *Trend-Lines, Inc. Class A.............     70,900             567
 Trenwick Group, Ltd....................    399,976         627,962
 *Trico Marine Services, Inc............    639,200       2,176,476
 *Trident Microsystems, Inc.............    245,400       1,013,502
 #Trinity Industries, Inc...............    727,800      14,213,934
 *TriPath Imaging, Inc..................     76,587         247,376
 *Tripos, Inc...........................     39,732         355,999
 *Triquint Semiconductor, Inc...........    212,200       1,301,847
 *Triumph Group.........................    174,500       4,877,275
 *TriZetto Group, Inc...................    475,600       3,053,352
 *TRM Corp..............................     98,200          57,938
 *Trover Solutions, Inc.................    123,200         604,296
 *Trump Hotels & Casino Resorts, Inc....    369,700         813,340
 *TTM Technologies, Inc.................    206,600         649,757
 *Tucows, Inc...........................     64,100          20,031
 *Tumbleweed Communications Corp........     37,100          63,070
 *Turnstone Systems, Inc................    523,300       1,525,420
 *Tut Systems, Inc......................     13,500          17,483
 *Tweeter Home Entertainment Group,
   Inc..................................    301,300       3,309,781
 Twin Disc, Inc.........................     37,200         460,908
 *Twinlab Corp..........................    337,600          87,776
 *Tyler Technologies, Inc...............    265,300       1,180,585
 *U.S. Aggregates, Inc..................    101,200             658
 *U.S. Concrete, Inc....................    207,700       1,191,160
 *#U.S. Diagnostic, Inc.................     36,600              55
 *U.S. Home & Garden, Inc...............     11,600           4,640
 *U.S. Industries, Inc..................  1,254,200       3,712,432
 *#UAL Corp.............................    721,300       1,810,463
 *Ubics, Inc............................     52,500          18,113
 *UICI..................................    810,100      10,361,179
 UIL Holdings Corp......................      1,200          40,128
 *Ulticom, Inc..........................    227,600       1,713,828
 *Ultimate Electronics, Inc.............      3,300          63,558
 *Ultrak, Inc...........................    187,600         236,376
 *Ultralife Batteries, Inc..............    136,800         372,096
 *Ultratech Stepper, Inc................    210,500       2,435,485
 UMB Financial Corp.....................    185,809       7,409,134

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *#Unapix Entertainment, Inc............     62,900  $           35
 Unico American Corp....................     72,700         258,085
 *Unifab International, Inc.............      6,600           1,749
 *Unifi, Inc............................    968,100       5,518,170
 Unifirst Corp..........................    160,800       3,143,640
 *Uni-Marts, Inc........................    103,200         134,160
 *Union Acceptance Corp. Class A........     88,600          21,264
 *Uniroyal Technology Corp..............      3,700             204
 *Unit Corp.............................    175,200       3,129,072
 *United American Healthcare Corp.,.....     17,950          25,399
 *United Auto Group, Inc................    426,200       5,757,962
 United Community Financial Corp........    472,300       4,220,001
 United Fire Casualty Co................     44,450       1,515,967
 United Industrial Corp.................    132,700       2,010,405
 *United Rentals, Inc...................    192,900       1,869,201
 *United Retail Group, Inc..............    226,100       1,079,628
 *United Road Services, Inc.............      5,380           1,076
 *United Therapeutics Corp..............    205,400       3,529,799
 *Universal Access Global Holdings,
   Inc..................................     19,300           6,080
 *Universal American Financial Corp.....     96,200         650,312
 *Universal Compression Holdings, Inc...    206,900       3,724,200
 Universal Corp.........................     29,900       1,058,460
 Universal Forest Products, Inc.........     63,700       1,370,506
 *Universal Stainless & Alloy Products,
   Inc..................................    118,900         701,510
 *Unova, Inc............................  1,201,400       6,487,560
 *Urologix, Inc.........................     93,600         384,228
 *URS Corp..............................    279,066       5,801,782
 *Ursus Telecom Corp....................      2,100               2
 *US Energy Corp........................     25,700         101,515
 *US Liquids, Inc.......................    152,450          77,750
 *US Oncology, Inc......................  1,752,974      15,136,930
 *US Xpress Enterprises, Inc. Class A..     163,490       1,552,338
 *USA Truck, Inc........................     71,600         524,470
 Usec, Inc..............................  1,213,100       8,127,770
 USFreightways Corp.....................    210,900       6,433,505
 *#USG Corp.............................    120,900         949,065
 *V.I. Technologies, Inc................      1,900           1,026
 *Vail Resorts, Inc.....................    350,275       6,375,005
 *Valence Technology, Inc...............      4,800           7,752
 *Valley National Gases, Inc............     13,800          77,625
 *Valpey Fisher Corp....................     10,350          28,980
 *Value City Department Stores, Inc.....    536,200       1,721,202
 *ValueClick, Inc.......................    180,700         506,864
 *Valuevision Media, Inc. Class A.......    139,400       2,178,822
 *Vans, Inc.............................    291,800       1,736,210
 *Variagenics, Inc......................     38,800          53,350
 *Variflex, Inc.........................     68,100         229,157
 *Vari-L Co., Inc.......................     54,900          17,568
 *Varsity Brands, Inc...................    125,400         525,426
 *Vascular Solutions, Inc...............     21,400          21,935
 *Vastera, Inc..........................     55,900         327,854
 *Veeco Instruments, Inc................    249,039       3,480,320
 *Verdant Brands, Inc...................      8,700               9
 *Verilink Corp.........................    112,600         131,179
 *VeriSign, Inc.........................     16,300         171,395
 *Veritas DGC, Inc......................    475,400       3,513,206
 *Versar, Inc...........................        400             820
 *Verso Technologies, Inc...............    168,935         124,167
 *Verticalbuyer Inc.....................      7,773              70
 Vesta Insurance Group, Inc.............    582,200       2,078,454
                                           SHARES        VALUE+
                                           ------        ------
 *Viasat, Inc...........................    105,400  $    1,256,895
 *Vical, Inc............................    199,400         762,705
 *Vicon Industries, Inc.................     71,500         275,275
 *Vicor Corp............................     10,700          89,613
 *Video Display Corp....................     62,640         417,182
 *#Viewpoint Corp.......................     29,600          97,680
 *Vignette Corp.........................    927,600       1,530,540
 *#Viisage Technology, Inc..............     14,600          70,664
 Vintage Petroleum, Inc.................    873,100       8,207,140
 Virco Manufacturing Corp...............     61,386         632,276
 *#Vision Twenty-One, Inc...............     17,400              61
 Visteon Corp...........................    227,500       1,831,375
 *Visual Networks, Inc..................     26,900          46,941
 Vital Signs, Inc.......................     26,900         750,241
 *#Vitech America, Inc..................        900               5
 *Vitesse Semiconductor, Inc............    195,000         648,375
 *Volt Information Sciences, Inc........    224,600       3,908,040
 Vulcan International Corp..............     11,200         394,800
 *Vyyo, Inc.............................     35,400          95,580
 W.P. Carey & Co. LLC...................      1,000          24,320
 *Wabash National Corp..................    527,200       4,164,880
 *Wall Street Deli, Inc.................     39,700              40
 Wallace Computer Services, Inc.........    551,400      10,338,750
 Walter Industries, Inc.................     37,690         393,861
 *#Warnaco Group, Inc...................    119,700             287
 Warren Bancorp, Inc....................     72,000       1,125,720
 Washington Savings Bank FSB............     25,100         203,310
 *Waste Industries USA, Inc.............    214,200       1,632,204
 *WatchGuard Technologoes, Inc..........    562,300       3,674,631
 *Waterlink, Inc........................    252,200          11,349
 Watsco, Inc. Class A...................    339,900       5,421,405
 Watts Industries, Inc. Class A.........    294,100       4,640,898
 Wausau-Mosinee Paper Corp..............    721,000       8,334,760
 Waypoint Financial Corp................    251,357       4,668,956
 *Webb Interactive Services, Inc........      4,200           1,428
 *Webco Industries, Inc.................     93,900         258,225
 Weider Nutrition International, Inc....    166,500         293,040
 Wellco Enterprises, Inc................      4,600          55,660
 Wellman, Inc...........................    711,700       8,540,400
 *Wells-Gardner Electronics Corp........     55,548          84,988
 Werner Enterprises, Inc................    547,449      12,090,411
 *West Marine, Inc......................    215,700       3,452,279
 West Pharmaceutical Services, Inc......    160,200       3,316,140
 *Westaff, Inc..........................     23,700          46,215
 Westbank Corp..........................      1,400          18,956
 *Westcoast Hospitality Corp............    290,000       1,564,550
 Westcorp, Inc..........................    507,675      10,463,182
 *Westell Technologies, Inc.............    494,400         815,760
 Western Ohio Financial Corp............     23,400         477,945
 *#Western Power & Equipment Corp.......      4,091             859
 *Westport Resources Corp...............    157,552       3,232,967
 Westwood Holdings Group, Inc...........     19,575         250,952
 Weyco Group, Inc.......................      2,400          86,460
 *WFS Financial, Inc....................    186,900       3,931,442
 *Whitehall Jewelers, Inc...............     27,500         305,250
 *#WHX Corp.............................    111,433         298,640
 *#Wickes, Inc..........................     49,400          30,134
 *Wild Oats Markets, Inc................    202,800       2,153,736
 *Williams Industries, Inc..............      3,400          12,614
 *Willis Lease Finance Corp.............    117,000         687,375
 *Wilshire Financial Services Group,
   Inc..................................      2,092           7,134

THE U.S. SMALL CAP VALUE SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 *Wilshire Oil Co. of Texas.............    113,590  $      375,983
 *Wilsons The Leather Experts, Inc......    252,500       1,825,575
 *Wind River Systems, Inc...............     45,800         276,632
 *#Wire One Technologies, Inc...........    126,500         376,970
 *Wireless Facilities, Inc..............     63,900         454,649
 *Wireless WebConnect!, Inc.............      4,500              45
 *Wiser Oil Co..........................    168,675         404,820
 Wolohan Lumber Co......................     21,678         433,668
 *Wolverine Tube, Inc...................    222,800       1,281,100
 Woodhead Industries, Inc...............    109,200       1,354,626
 *Workflow Management, Inc..............    176,300         394,031
 *Workgroup Technology Corp.............     22,900          45,342
 World Fuel Services Corp...............    138,595       2,792,689
 *Worldwide Restaurant Concepts, Inc....    263,100         591,975
 *Xanser Corp...........................     53,500          88,275
 *Xeta Corp.............................      8,500          31,663
 *Xetel Corp............................    100,000             900
 *Xicor, Inc............................      6,100          26,322
 *#XM Satellite Radio Holdings, Inc.....    552,200       1,388,783
 Yardville National Bancorp.............     53,570       1,005,777
 *Yellow Corp...........................    406,300      12,071,173
 *Zale Corp.............................    176,700       6,308,190
 *Zany Brainy, Inc......................    164,605           2,304
 *Zap.com Corp..........................      2,558             243
 *#Zapata Corp..........................     31,610         935,340
 Zenith National Insurance Corp.........     48,700       1,146,885
 Ziegler Co., Inc.......................      8,200         120,950
 *Zoltek Companies, Inc.................    215,900         629,349
 *Zomax, Inc............................    101,500         438,988
 *#Zonagen, Inc.........................      5,900           6,697
 *Zones, Inc............................    174,200         185,523
 *Zygo Corp.............................    109,600         861,456
 *Zymetx, Inc...........................     16,400              66
                                                     --------------
TOTAL COMMON STOCKS
  (Cost $3,267,701,907).................              3,087,459,576
                                                     --------------
RIGHTS/WARRANTS -- (0.0%)
 *#Angeion Corp. Warrants 10/31/07......        315               0
 *Chiquita Brands International, Inc.
   Warrants 03/19/09....................    142,110         547,124
 *CSF Holding, Inc. Litigation Rights...     40,500               0
                                           SHARES        VALUE+
                                           ------        ------
 *Del Global Technologies Corp. Warrants
   03/28/08.............................     19,927  $       16,938
 *Imperial Credit Industries, Inc.
   Warrants 01/31/08....................      4,082               0
 *Imperial Sugar Co. Warrants 08/29/08..      9,694           2,181
 *Magnum Hunter Resources Warrants
   03/21/05.............................      9,740           2,727
 PMR Corp. Contingent Value Rights
   08/05/04.............................    105,000               0
 *Safety Components International, Inc.
   Warrants 04/10/03....................      4,945             766
 *#Timco Aviation Services Warrants
   12/31/07.............................     20,409               0
                                                     --------------
TOTAL RIGHTS/WARRANTS
  (Cost $6,107,175).....................                    569,736
                                                     --------------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
BONDS -- (0.0%)
 *Del Global Technologies Corp.
   Subordinated Promissory Note 6.0%,
   3/28/07
   (Cost $0)............................  $      40               0
                                                     --------------
TEMPORARY CASH INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $86,105,000 FHLB
   Notes 2.06%, 08/12/03, valued at
   $86,750,788) to be repurchased at
   $85,485,619
   (Cost $85,477,000)...................     85,477      85,477,000
                                                     --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,359,286,082)++...............             $3,173,506,312
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $3,359,844,375.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
UNITED KINGDOM -- (24.5%)
COMMON STOCKS -- (24.5%)
 3I Group P.L.C.........................     100,070  $      926,473
 *AWG P.L.C.............................      94,550         596,574
 Abbey National P.L.C...................     255,577       2,574,977
 Aggregate Industries P.L.C.............   1,841,409       2,277,872
 Alliance & Leicester P.L.C.............     348,000       4,440,224
 Allied Domecq P.L.C....................     749,994       4,443,340
 Antofagasta Holdings P.L.C.............     256,000       2,212,768
 Arriva P.L.C...........................     231,050       1,024,620
 Associated British Foods P.L.C.........     805,096       6,940,156
 Associated British Ports Holdings
   P.L.C................................     378,800       2,357,663
 Aviva P.L.C............................   2,387,719      20,378,475
 BAA P.L.C..............................   1,317,424      10,741,593
 BAE Systems P.L.C......................     627,360       1,652,180
 BBA Group P.L.C........................     181,000         577,357
 BG Group P.L.C.........................   2,288,548       8,617,618
 BOC Group P.L.C........................     157,815       2,197,775
 BPB P.L.C..............................     458,500       1,967,282
 Barratt Developments P.L.C.............     253,000       1,594,364
 Bellway P.L.C..........................      38,000         269,034
 Berkeley Group P.L.C...................     192,192       1,689,645
 Britannic P.L.C........................     279,800       1,539,037
 *British Airways P.L.C.................   1,541,331       3,957,234
 British Land Co. P.L.C.................     758,822       5,183,418
 Brixton Estate P.L.C...................     346,685       1,192,173
 Cable and Wireless P.L.C...............   1,998,481       2,549,915
 Canary Wharf Group P.L.C...............     552,200       2,285,545
 *Carphone Warehouse Group P.L.C........     298,000         454,417
 Chelsfield P.L.C.......................     403,344       1,713,366
 *#Colt Telecom Group P.L.C.............   1,967,000       1,308,435
 *Cookson Group P.L.C...................   2,041,312         786,134
 *Corus Group P.L.C.....................   4,456,227       2,374,869
 Debenhams P.L.C........................     345,003       1,648,060
 FKI P.L.C..............................     320,000         476,761
 *Friends Provident P.L.C...............     343,456         788,270
 Galen Holdings P.L.C...................     260,000       2,164,407
 Granada Compass P.L.C..................   1,515,755       2,252,393
 Great Portland Estates P.L.C...........     118,365         407,952
 Great Universal Stores P.L.C...........     327,879       3,004,974
 Greene King P.L.C......................     104,000       1,138,438
 HBOS P.L.C.............................     130,000       1,408,887
 Hammerson P.L.C........................     394,300       3,024,722
 Hanson P.L.C...........................     791,738       3,991,520
 Hilton Group P.L.C.....................   2,225,017       6,379,001
 IMI P.L.C..............................      24,000         103,350
 *International Power P.L.C.............   1,591,400       2,630,996
 Johnson Matthey P.L.C..................      86,013       1,150,998
 Kelda Group P.L.C......................     161,510         947,442
 Kingfisher P.L.C.......................     184,203         635,583
 Liberty International P.L.C............     404,297       3,711,627
 #Logica P.L.C..........................     586,400       1,576,245
 Luminar P.L.C..........................      55,000         389,391
 MFI Furniture Group P.L.C..............     135,900         255,868
 *MM02 P.L.C............................   5,099,306       4,046,631
 Marks & Spencer Group P.L.C............   1,141,770       6,093,749
 Mersey Docks & Harbour Co. P.L.C.......      53,050         447,813
                                            SHARES        VALUE+
                                            ------        ------
 Millennium and Copthorne Hotels
   P.L.C................................     402,000  $    1,341,730
 National Grid Group P.L.C..............     999,948       6,709,936
 Novar P.L.C............................     533,864         876,385
 #P & 0 Princess Cruises P.L.C..........     511,118       3,960,612
 Peninsular & Oriental Steam Navigation
   Co...................................   1,000,477       2,848,853
 Pennon Group P.L.C.....................      54,419         508,905
 Persimmon P.L.C........................      81,851         527,274
 Pilkington P.L.C.......................   1,789,824       1,789,350
 Pillar Property P.L.C..................     130,720         799,367
 RAC P.L.C..............................      93,100         640,300
 RMC Group P.L.C........................     372,000       2,436,895
 Rank Group P.L.C.......................      17,663          77,504
 Rexam P.L.C............................     463,824       2,778,598
 Rio Tinto P.L.C........................     300,000       6,077,767
 Rolls-Royce P.L.C......................   2,363,457       4,780,825
 Royal & Sun Alliance Insurance Group
   P.L.C................................   2,043,196       4,681,415
 Royal Bank of Scotland Group P.L.C.....     206,092       5,284,820
 Safeway P.L.C..........................   1,512,810       5,131,599
 Sainsbury (J.) P.L.C...................   2,411,980      11,090,293
 Scottish & Newcastle P.L.C.............     642,819       4,511,044
 Scottish Power P.L.C...................     489,609       2,575,004
 Severn Trent P.L.C.....................     210,597       2,034,959
 Six Continents P.L.C...................   1,054,070       9,266,799
 Slough Estates P.L.C...................     610,100       3,215,823
 Smith (David S.) Holdings P.L.C........     256,000         591,532
 Smith (W.H.) P.L.C.....................     234,000       1,237,960
 Tate & Lyle P.L.C......................     520,200       2,590,193
 Taylor Woodrow P.L.C...................     887,336       2,471,456
 Tesco P.L.C............................   3,098,667       9,787,748
 Thistle Hotels P.L.C...................     686,707       1,287,569
 Trinity Mirror P.L.C...................     415,340       2,413,827
 United Business Media P.L.C............     237,262       1,157,384
 United Utilities P.L.C.................     265,595       2,487,873
 Vodafone Group P.L.C...................   2,982,728       5,662,201
 Whitbread P.L.C........................     420,605       3,710,815
 Wilson Bowden P.L.C....................      96,900       1,200,940
 Wimpey (George) P.L.C..................     423,170       1,580,294
 Wolseley P.L.C.........................     504,406       4,285,334
 Wolverhampton & Dudley Breweries
   P.L.C................................      28,300         245,055
                                                      --------------
TOTAL -- UNITED KINGDOM
  (Cost $290,661,703)...................                 274,155,849
                                                      --------------
JAPAN -- (19.1%)
COMMON STOCKS -- (18.7%)
 #AIOI Insurance Co., Ltd...............     928,735       1,743,533
 Aichi Steel Works, Ltd.................      35,000         171,979
 #Aisin Seiki Co., Ltd..................     137,000       1,831,661
 #Amada Co., Ltd........................     376,000       1,184,638
 Aoyama Trading Co., Ltd................      47,700         599,973
 #Asahi Kasei Corp......................     289,000         679,362
 Asahi National Broadcasting Co., Ltd...         202         296,780
 Asatsu-Dk, Inc.........................      17,600         327,535
 Autobacs Seven Co., Ltd................      12,300         255,005
 #Awa Bank, Ltd.........................     196,600         869,748
 #Bank of Kyoto, Ltd....................     347,400       1,276,007

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 #Bank of Nagoya, Ltd...................     185,000  $      863,731
 Benesse Corp...........................       6,500          79,582
 Canon Sales Co., Inc...................     124,900         719,744
 #Casio Computer Co., Ltd...............      92,000         551,932
 #Chiba Bank, Ltd.......................     941,000       2,826,494
 #Chudenko Corp.........................      84,460       1,075,440
 Chugoku Bank, Ltd......................     238,800       1,417,031
 Citizen Watch Co., Ltd.................     318,000       1,575,529
 Coca-Cola West Japan Co., Ltd..........      14,900         234,722
 #Cosmo Oil Co., Ltd....................     764,000         935,395
 *Dai Nippon Ink & Chemicals, Inc.......     236,000         400,669
 Dai Nippon Printing Co., Ltd...........      99,000       1,174,925
 #Daicel Chemical Industries, Ltd.......     485,000       1,318,246
 #Daihatsu Motor Co., Ltd...............     145,000         433,171
 #Daishi Bank, Ltd......................     355,000       1,103,987
 #Daiwa House Industry Co., Ltd.........     663,000       3,544,586
 Denso Corp.............................      22,500         362,527
 Ebara Corp.............................      18,000          62,882
 #Ezaki Glico Co., Ltd..................     174,600         981,915
 Fuji Electric Co., Ltd.................      54,000         103,138
 Fuji Fire & Marine Insurance Co.,
   Ltd..................................     215,000         387,830
 #Fuji Heavy I..........................     244,000         866,343
 #Fuji Photo Film Co., Ltd..............     355,000      11,532,463
 Fujikura, Ltd..........................     131,000         344,301
 Fujitsu, Ltd...........................     124,000         443,309
 Fukui Bank, Ltd........................     343,000       1,128,262
 #Fukuoka Bank, Ltd.....................     215,000         817,777
 #Fukuyama Transporting Co., Ltd........     266,000         901,032
 Furukawa Electric Co., Ltd.............     131,000         319,708
 Futaba Corp............................      16,000         342,162
 Gunma Bank, Ltd........................     173,000         751,222
 Gunze, Ltd.............................      77,000         262,711
 #Hachijuni Bank, Ltd...................     185,000         816,920
 #Hanshin Electric Railway Co., Ltd.....     141,000         344,113
 Heiwa Corp.............................      12,000         147,019
 #Higo Bank, Ltd........................     308,000       1,184,083
 Hino Motors, Ltd.......................      43,000         133,371
 Hiroshima Bank, Ltd....................     100,000         327,307
 Hitachi Cable, Ltd.....................     127,000         327,568
 Hitachi Maxell, Ltd....................      96,000       1,206,709
 #Hitachi Metals, Ltd...................     360,000         999,061
 Hitachi, Ltd...........................   3,734,000      15,878,982
 #Hokkoku Bank, Ltd.....................     120,000         467,208
 Hokuetsu Paper Mills, Ltd..............     162,000         813,206
 *Hokuriku Bank, Ltd....................     891,000       1,323,609
 #House Foods Corp......................     117,000       1,065,763
 #Hyakugo Bank, Ltd. (105th Bank).......     258,000         903,416
 #Hyakujishi Bank, Ltd..................     314,000       1,624,911
 Ishikawajima-Harima Heavy Industries
   Co., Ltd.............................     180,000         193,935
 Itochu Corp............................     120,000         276,211
 #Iyo Bank, Ltd.........................     110,000         585,398
 *JFE Holdings, Inc.....................      56,300         662,191
 Japan Airport Terminal Co., Ltd........      33,000         197,976
 Joyo Bank, Ltd.........................     299,000         815,133
 #Juroku Bank, Ltd......................     349,000       1,264,792
 #Kamigumi Co., Ltd.....................     357,000       1,593,919
 Kandenko Co., Ltd......................     266,000         803,330
 *Kawasaki Heavy Industries, Ltd........     433,000         360,495
 Kikkoman Corp..........................     259,000       1,670,081
 Kinden Corp............................      90,000         285,026
 Kirin Brewery Co., Ltd.................     201,000       1,210,774
                                            SHARES        VALUE+
                                            ------        ------
 Kissei Pharmaceutical Co., Ltd.........      41,000  $      488,593
 *#Kobe Steel, Ltd......................   2,632,000       1,353,434
 Kokuyo Co., Ltd........................      43,000         362,560
 #Komatsu, Ltd..........................   1,279,000       4,562,077
 #Komori Corp...........................      74,000         692,797
 Koyo Seiko Co..........................     198,000         871,093
 Kubota Corp............................     140,000         374,811
 Kuraray Co., Ltd.......................     127,000         773,309
 Lion Corp..............................     297,000       1,241,186
 #Makita Corp...........................     209,000       1,526,792
 *#Marubeni Corp........................   1,942,000       1,791,176
 Marui Co., Ltd.........................      28,000         279,966
 #Maruichi Steel Tube, Ltd..............     117,000       1,329,339
 Matsushita Electric Industrial Co.,
   Ltd..................................   1,977,135      20,285,337
 #Matsushita Electric Works, Ltd........     202,000       1,193,715
 #Meiji Seika Kaisha, Ltd. Tokyo........     127,000         342,080
 #Michinoku Bank, Ltd...................     187,000       1,042,493
 *Millea Holdings, Inc..................          46         360,220
 Mitsubishi Corp........................      40,000         252,051
 #Mitsubishi Heavy Industries, Ltd......     695,000       1,764,233
 Mitsubishi Logistics Corp..............      55,000         283,271
 *#Mitsubishi Materials Corp............     975,000       1,098,233
 #Mitsubishi Securities Co., Ltd........      91,000         415,949
 Mitsui Chemicals, Inc..................     116,800         490,977
 *Mitsui Engineering and Shipbuilding
   Co., Ltd.............................     781,000         675,721
 Mitsui Trust Holdings..................     279,000         439,513
 Mizuho Holdings, Inc...................       1,192       1,332,930
 Musashino Bank, Ltd....................       2,500          76,521
 NGK Spark Plug Co., Ltd................      46,000         318,769
 NSK, Ltd...............................     179,000         495,294
 NTN Corp...............................      16,000          54,197
 Namco, Ltd.............................       5,500          88,707
 #Nanto Bank, Ltd.......................     317,000         983,226
 Nichicon Corp..........................      14,600         165,645
 Nichirei Corp..........................      97,000         287,401
 Nihon Unisys, Ltd......................      19,700         122,366
 Nippon Broadcasting System, Inc........      10,500         293,964
 #Nippon Electric Glass Co., Ltd........      44,000         460,776
 Nippon Kayaku Co., Ltd.................      53,000         205,052
 Nippon Meat Packers, Inc., Osaka.......     100,000         895,400
 #Nippon Mitsubishi Oil Corp............   1,871,050       7,483,282
 Nippon Sanso Corp......................      30,000          95,498
 Nippon Sheet Glass Co., Ltd............     151,000         309,358
 Nippon Shokubai Co., Ltd...............     163,000         702,477
 Nipponkoa Insurance Co., Ltd...........      45,000         163,449
 #Nishimatsu Construction Co., Ltd......     364,000       1,051,757
 #Nishi-Nippon Bank, Ltd................     156,540         413,982
 #Nissay Dowa General Insurance Co.,
   Ltd..................................     383,000       1,363,000
 Nisshin Seifun Group, Inc..............      96,000         625,295
 #Nisshinbo Industries, Inc.............     305,000       1,180,018
 Obayashi Corp..........................     520,000       1,145,982
 #Ogaki Kyoritsu Bank, Ltd..............      50,000         209,362
 Oji Paper Co., Ltd.....................     275,000       1,173,938
 *#Oki Electric Industry Co., Ltd.......     208,000         373,505
 Okumura Corp...........................      45,000         132,229
 Onward Kashiyama Co., Ltd..............      57,000         428,960
 Pioneer Electronic Corp................      60,000       1,175,366
 *Resona Holdings, Inc..................   1,873,000       1,054,867
 #SFCG Co., Ltd.........................       3,860         308,762
 San In Godo Bank, Ltd..................      35,000         176,835

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Santen Pharmaceutical Co., Ltd.........      18,000  $      179,978
 Sanyo Shinpan Finance Co., Ltd.........      12,900         235,857
 #Sapporo Hokuyo Holdings, Inc..........         110         449,822
 Seino Transportation Co., Ltd..........      58,000         350,798
 Sekisui Chemical Co., Ltd..............     557,000       1,450,296
 Sekisui House, Ltd.....................     942,000       6,827,701
 Seventy-seven (77) Bank, Ltd...........     130,000         488,103
 #Shiga Bank, Ltd.......................     272,000       1,012,382
 #Shikoku Bank, Ltd.....................      72,000         370,240
 Shimachu Co., Ltd......................      20,200         399,828
 Shimadzu Corp..........................     181,000         505,260
 Shimizu Corp...........................     997,000       2,555,262
 #Shinko Securities Co., Ltd............     275,000         347,916
 Shizuoka Bank, Ltd.....................     162,000       1,012,872
 Showa Shell Sekiyu KK..................     110,000         674,285
 #Softbank Corp.........................      99,100       1,124,344
 #Sumitomo Corp.........................     430,000       1,874,219
 #Sumitomo Electric Industries, Ltd.....     154,000         979,194
 Sumitomo Forestry Co., Ltd.............     139,000         766,959
 *Sumitomo Metal Industries, Ltd.
   Osaka................................   1,481,000         543,974
 Sumitomo Metal Mining Co., Ltd.........     313,000       1,044,909
 Sumitomo Realty & Development Co.,
   Ltd..................................      25,000         107,538
 Sumitomo Rubber........................      43,000         182,157
 Sumitomo Trust & Banking Co., Ltd......      21,000          91,532
 Suruga Bank, Ltd.......................      87,000         383,463
 Suzuken Co., Ltd.......................      26,400         616,284
 Suzuki Motor Corp......................      14,000         148,210
 TDK Corp...............................      10,100         445,994
 #Taiheiyo Cement Corp..................   1,209,800       1,698,450
 Taisei Corp............................   1,325,000       2,238,705
 #Takashimaya Co., Ltd..................     214,000         831,441
 Teijin, Ltd............................     893,000       2,193,959
 #Teikoku Oil Co., Ltd..................     346,000       1,268,040
 Toho Bank, Ltd.........................     254,000         872,824
 Tokuyama Corp..........................     248,000         645,733
 Tokyo Broadcasting System, Inc.........      10,000         143,656
 Tokyo Style Co., Ltd...................     133,000       1,102,950
 Toppan Printing Co., Ltd...............     125,000         921,316
 Toray Industries, Inc..................     281,000         637,620
 Tostem Inax Holding Corp...............      25,000         341,591
 Toto, Ltd..............................     247,000         850,785
 #Toyo Seikan Kaisha, Ltd...............     287,600       3,140,911
 Toyo Suisan Kaisha, Ltd................       7,000          60,564
 Toyota Auto Body Co., Ltd..............      86,000         869,722
 Toyota Industries Corp.................      76,500       1,142,052
 #Toyota Tsusho Corp....................     314,000       1,455,756
 *#UFJ Holdings, Inc....................       1,236       1,272,063
 UFJ Tsubasa Securities Co. Ltd.........      37,000          57,381
 #UNY Co., Ltd..........................      64,000         592,907
 *Victor Co. of Japan, Ltd..............     246,000       1,706,729
 #Wacoal Corp...........................     149,000       1,208,880
 #Yamagata Bank, Ltd....................     153,700         671,179
 #Yamaguchi Bank, Ltd...................     133,000         857,609
 #Yamaha Corp...........................      70,000         675,917
 Yamazaki Baking Co., Ltd...............      74,000         405,289
 #Yokogawa Electric Corp................     337,000       2,173,040
 Yokohama Rubber Co., Ltd...............     410,000       1,017,345
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $356,005,735)...................                 210,444,381
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $4,113,037)....................              $    4,089,392
                                                      --------------
TOTAL -- JAPAN
  (Cost $360,118,772)...................                 214,533,773
                                                      --------------
FRANCE -- (10.0%)
COMMON STOCKS -- (10.0%)
 AGF (Assurances Generales de France
   SA)..................................     116,614       4,338,543
 AXA....................................     210,905       3,388,293
 Air France.............................      34,700         431,480
 Air Liquide............................       8,848       1,170,503
 Alcatel SA.............................     195,750       1,119,673
 *Alstom SA.............................      44,404         333,054
 Arcelor SA.............................     167,800       2,203,370
 BNP Paribas SA.........................     649,686      26,497,748
 #Beghin-Say............................      18,900         688,120
 Cap Gemini SA..........................      19,800         633,633
 Cereol.................................         700          22,297
 Compagnie de Saint-Gobain..............     263,885       7,972,253
 Compagnie Francaise d'Etudes et de
   Construction Technip SA..............       3,900         305,518
 Credit Lyonnais SA.....................      57,100       2,854,262
 De la Rue Imperiale de Lyon............       5,000         626,704
 Eiffage SA.............................       2,277         172,147
 Esso SA................................         686          54,559
 *Euler-Hermes SA.......................       3,663          76,885
 Faurecia SA............................       3,500         145,534
 Fimalac SA.............................      16,423         438,160
 Fonciere Lyonnaise SA..................      10,950         320,246
 #France Telecom SA.....................     188,321       3,372,041
 Gecina SA..............................       3,400         337,206
 Generale des Establissements Michelin
   SA Series B..........................      88,300       3,064,667
 *Havas SA..............................      44,400         237,622
 Imerys SA..............................      11,000       1,313,093
 LaFarge SA.............................      23,336       1,898,897
 LaFarge SA Prime Fidelity..............      79,266       6,288,387
 Lagardere S.C.A. SA....................      10,900         500,403
 *Orange SA.............................     275,500       2,096,547
 Pechiney SA Series A...................      55,475       2,114,127
 Peugeot SA.............................     224,200      10,114,269
 #Rallye SA.............................      18,020         661,459
 Remy Cointreau SA......................      28,750         852,267
 *Renault SA............................      19,000         938,225
 *Rexel SA..............................       7,500         305,891
 Schneider SA...........................      16,095         782,127
 Seb Prime Fid..........................       9,000         716,233
 Societe des Ciments de Francais........      24,900       1,264,494
 #Societe Financiere Interbail SA.......      11,550         361,921
 Societe Generale, Paris................     293,528      16,526,754
 Valeo SA...............................      53,800       1,760,758
 Vivendi Universal SA...................     171,927       2,803,139
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $87,456,684)....................                 112,103,509
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
RIGHTS/WARRANTS -- (0.0%)
 *Rallye SA Series A Warrants
   11/30/03.............................      18,020  $        2,330
 *Rallye SA Series B Warrants
   11/30/05.............................      18,020           3,764
                                                      --------------
TOTAL RIGHTS/WARRANTS
  (Cost $13,859)........................                       6,094
                                                      --------------
TOTAL -- FRANCE
  (Cost $87,470,543)....................                 112,109,603
                                                      --------------
SWITZERLAND -- (7.1%)
COMMON STOCKS -- (7.1%)
 *#ABB, Ltd.............................     462,000       1,547,879
 Baloise-Holding........................     330,660      14,968,093
 Ciba Spezialitaetenchemie Holding AG...       7,000         506,097
 Cie Financiere Richemont AG
   Series A.............................   1,045,100      19,726,711
 Clariant AG............................      12,800         228,231
 *Credit Swisse Group...................     164,100       3,860,760
 *Crossair AG, Basel....................      21,730         512,704
 Givaudan SA............................       2,952       1,227,836
 Helvetia Patria Holding................      24,167       2,671,809
 Holcim, Ltd............................      23,120       4,605,578
 Jelmoli Holding AG.....................         500         313,467
 Luzerner Kantonalbank AG...............       9,427         981,840
 Pargesa Holding SA, Geneve.............       1,935       3,259,763
 Rieters Holdings.......................       5,810       1,124,079
 Schindler Holding AG...................      34,690       5,928,176
 Sig Holding AG.........................      44,130       4,521,852
 *#Swiss Life Holdings..................      44,280       3,731,268
 Syngenta AG............................      27,000       1,528,910
 *UBS AG................................      42,000       2,116,407
 Unaxis Holding AG......................      48,800       3,865,418
 Valora Holding AG......................       4,760         853,547
 Zurich Financial SVCS AG...............      15,608       1,680,628
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Swiss Life Holdings Rights 12/03/02
   (Cost $0)............................      22,140               0
                                                      --------------
TOTAL -- SWITZERLAND
  (Cost $75,368,241)....................                  79,761,053
                                                      --------------
GERMANY -- (6.3%)
COMMON STOCKS -- (6.3%)
 Allianz AG.............................       5,000         562,541
 BASF AG................................     490,050      19,085,070
 BHW Holding AG.........................      34,600         302,887
 *Bankgesellschaft Berlin AG............     233,550         374,048
 Bayer AG...............................     168,100       3,866,136
 Bayerische Vereinsbank AG..............     337,110       5,583,512
 *Berliner Kraft & Licht Bewag AG.......     158,800       2,211,567
 #Commerzbank AG........................     408,050       3,799,363
 *Continental AG........................      44,100         715,069
 DaimlerChrysler AG.....................      15,400         562,223
 Degussa AG.............................       7,800         227,344
 Deutsche Bank AG.......................     359,305      18,103,574
 *Deutsche Lufthansa AG.................     305,250       3,416,094
                                            SHARES        VALUE+
                                            ------        ------
 E.ON AG................................       7,600  $      328,114
 Fresenius Medical Care AG..............      27,600       1,247,856
 Heidelberger Druckmaschinen AG.........       4,200         108,420
 #Heidelberger Zement AG................      34,836       1,278,722
 #Hochtief AG...........................      56,150         781,987
 Karstadt Quelle AG.....................      20,000         367,865
 Linde AG...............................      76,000       2,865,328
 MAN AG.................................      88,000       1,326,224
 MG Technologies AG.....................       2,100          15,459
 Merck KGAA.............................      36,000         909,615
 SCA Hygiene Products AG................       3,550         794,571
 ThyssenKrupp AG........................     108,750       1,312,235
 Volkswagen AG..........................      15,550         632,667
                                                      --------------
TOTAL -- GERMANY
  (Cost $94,433,585)....................                  70,778,491
                                                      --------------
NETHERLANDS -- (5.9%)
COMMON STOCKS -- (5.9%)
 ABN-AMRO Holding NV....................   1,167,315      20,042,434
 Aegon NV...............................     140,423       2,269,934
 DSM NV.................................      74,537       3,358,858
 Hagemeyer NV...........................      30,531         248,437
 Ing Groep NV...........................   1,462,114      27,852,976
 *Koninklijke KPN NV....................     278,922       1,853,450
 Koninklijke Numico NV..................      18,500         226,359
 Koninklijke Philips Electronics NV.....     405,906       8,907,433
 Koninklijke Vendex KBB NV..............      12,244         128,133
 NV Holdingsmij de Telegraaf............       6,800         104,848
 Oce NV.................................       9,700         110,484
 Vedior NV..............................      45,100         356,669
 Vnu NV.................................      27,700         828,030
                                                      --------------
TOTAL -- NETHERLANDS
  (Cost $42,836,642)....................                  66,288,045
                                                      --------------
AUSTRALIA -- (4.1%)
COMMON STOCKS -- (4.1%)
 AMP, Ltd...............................     513,365       3,789,809
 AXA Asia Pacific Holdings, Ltd.........   1,839,950       2,592,657
 Australian Provincial Newspaper
   Holdings, Ltd........................     448,540         737,792
 *BHP Steel Ltd.........................     308,100         548,298
 Boral, Ltd.............................     720,243       1,698,219
 CSR, Ltd...............................   1,155,484       4,054,239
 Commonwealth Bank of Australia.........      47,864         729,532
 Goodman Fielder, Ltd...................   1,594,612       1,342,801
 Insurance Australiz Group, Ltd.........   1,358,900       1,952,958
 Lion Nathan, Ltd.......................     658,500       1,951,889
 MIM Holdings...........................   2,461,213       2,141,639
 Mayne Nickless, Ltd....................     320,950         569,364
 Mirvac, Ltd............................     762,424       1,780,554
 Normandy Mining Corp...................     721,573       1,660,846
 Orica, Ltd.............................     329,125       1,923,433
 Origin Energy, Ltd.....................     662,019       1,337,945
 Paperlinx, Ltd.........................     397,600       1,084,796
 Publishing and Broadcasting, Ltd.......     579,260       2,660,065
 QBE Insurance Group, Ltd...............     195,424         877,674
 Quantas Airways, Ltd...................   1,627,018       3,461,760
 Santos, Ltd............................     716,272       2,412,651
 #Seven Network, Ltd....................     160,363         415,021
 Southcorp, Ltd.........................      62,591         165,500

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Stockland Trust Group..................      20,641  $       56,548
 WMC, Ltd...............................   1,226,532       5,728,852
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $43,647,392)....................                  45,674,842
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $16,635).......................                      16,904
                                                      --------------
TOTAL -- AUSTRALIA
  (Cost $43,664,027)....................                  45,691,746
                                                      --------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 *#Banca Monte Dei Paschi di Siena
   SpA..................................     242,000         586,187
 *Banca Nazionale del Lavoro SpA........     733,000         920,935
 Banca Popolare di Lodi Scarl...........     116,000       1,005,073
 *Banca Popolare di Milano..............     325,400       1,152,363
 Banca Toscana..........................     607,000       2,813,819
 Banco Popolare di Verona e Novara
   SpA..................................      60,000         665,499
 #Beni Stabili SpA, Roma................     493,000         235,892
 Buzzi Unicem SpA.......................      63,000         432,425
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     500,000         519,766
 #Capitalia SpA.........................   2,022,125       3,369,337
 #Compagnia Assicuratrice Unipol SpA....     254,000       1,010,684
 *#E.Biscom SpA.........................      16,000         512,504
 #Fiat SpA..............................     482,482       4,655,587
 IFIL Finanziaria Partecipazioni SpA....     510,187       2,004,694
 *#Ing C.Olivetti & C SpA, Ivrea........   2,565,000       3,018,518
 Intesabci SpA..........................   6,148,212      13,424,711
 #Italcementi Fabriche Riunite Cemento
   SpA, Bergamo.........................     378,560       3,690,476
 #Parmalat Finanziaria SpA..............     468,000       1,121,978
 #Pirelli SpA...........................   1,115,000       1,197,899
 #Rinascente per l'Esercizio di Grande
   Magazzini SpA........................     252,500       1,117,746
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      40,000         624,714
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................       8,000         181,605
 *Tiscali SpA...........................      33,000         192,040
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $52,393,106)....................                  44,454,452
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fiat SpA Warrants 01/31/07
   (Cost $0)............................      51,693          16,610
                                                      --------------
TOTAL -- ITALY
  (Cost $52,393,106)....................                  44,471,062
                                                      --------------
SPAIN -- (3.6%)
COMMON STOCKS -- (3.6%)
 Acerinox SA............................     130,740       5,070,880
 *Arcelor SA............................      30,000         381,991
 Aurea Concesiones de Infraestructuras
   del Estado SA........................     155,700       3,322,290
 Autopistas Concesionaria Espanola SA...     500,301       5,335,164
 Banco de Andalucia.....................         900          42,526
 Banco Pastor SA........................     118,800       2,069,303
                                            SHARES        VALUE+
                                            ------        ------
 Cementos Portland SA...................         900  $       32,991
 Cia Espanola de Petroleous SA..........     449,382       7,823,036
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......     108,900         814,643
 Ebro Puleva SA.........................      16,020         152,031
 Endesa SA, Madrid......................     190,892       2,261,627
 Iberdrola SA...........................     535,000       6,929,252
 Iberia Lineas Aereas de Espana SA......      40,100          67,015
 Metrovacesa SA.........................     104,144       2,253,280
 Repsol SA..............................      53,700         676,285
 Sol Melia SA...........................       6,400          29,859
 *#Terra Networks SA....................      27,300         140,674
 #Union Fenosa SA.......................     230,000       3,059,010
                                                      --------------
TOTAL -- SPAIN
  (Cost $31,651,619)....................                  40,461,857
                                                      --------------
SWEDEN -- (3.1%)
COMMON STOCKS -- (3.1%)
 Gambro AB Series A.....................     351,000       2,148,897
 Gambro AB Series B.....................     125,700         769,562
 Holmen AB Series A.....................       6,300         170,264
 Holmen AB Series B.....................      82,900       2,203,875
 SSAB Swedish Steel Series A............     107,700       1,253,382
 SSAB Swedish Steel Series B............      38,000         414,987
 Skandinaviska Enskilda Banken
   Series A.............................     196,000       1,816,146
 Skandinaviska Enskilda Banken
   Series C.............................       9,800          83,240
 Svenska Cellulosa AB Series A..........      57,000       1,983,762
 Svenska Cellulosa AB Series B..........     266,500       9,230,863
 Svenska Kullagerfabriken AB
   Series A.............................      68,400       1,927,802
 Svenska Kullagerfabriken AB
   Series B.............................      89,700       2,538,021
 Volvo AB Series A......................     194,100       3,511,436
 Volvo AB Series B......................     374,883       7,037,995
                                                      --------------
TOTAL -- SWEDEN
  (Cost $32,709,731)....................                  35,090,232
                                                      --------------
HONG KONG -- (2.3%)
COMMON STOCKS -- (2.3%)
 Hang Lung Development Co., Ltd.........   1,765,000       1,471,088
 #Hang Lung Properties, Ltd.............   3,841,000       3,595,404
 Hysan Development Co., Ltd.............   1,361,367       1,029,930
 Kerry Properties, Ltd..................   1,308,130       1,056,749
 #New World Development Co., Ltd........   2,333,874       1,369,144
 Shangri-La Asia, Ltd...................   3,029,066       1,961,466
 #Sino Land Co., Ltd....................   4,976,107       1,738,749
 Swire Pacific, Ltd. Series A...........   1,062,000       4,357,677
 *Tsim Sha Tsui Properties, Ltd.........     948,000         917,774
 Wharf Holdings, Ltd....................   3,251,214       6,857,914
 Wheelock and Co., Ltd..................   2,699,000       1,920,775
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $46,771,677)....................                  26,276,670
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $23,358).......................                      23,357
                                                      --------------
TOTAL -- HONG KONG
  (Cost $46,795,035)....................                  26,300,027
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
FINLAND -- (2.2%)
COMMON STOCKS -- (2.2%)
 Fortum Oyj.............................   1,071,385  $    6,160,202
 Huhtamaki Van Leer Oyj.................       2,300          21,164
 Kesko Oyj..............................     232,100       2,712,905
 M-real Oyj Series B....................     437,500       3,546,968
 Metso Oyj..............................     171,757       1,794,012
 Outokumpu Oyj Series A.................     351,300       3,407,253
 Pohjola Group P.L.C. Series D..........       9,200         137,278
 Stora Enso Oyj Series R................     547,800       6,702,684
 Wartsila Corp. Oyj Series B............      47,700         567,032
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Oyj Series A Rights 12/17/02
   (Cost $0)............................     351,300               0
                                                      --------------
TOTAL -- FINLAND
  (Cost $24,172,422)....................                  25,049,498
                                                      --------------
BELGIUM -- (1.6%)
COMMON STOCKS -- (1.6%)
 *Banque Bruxelles Lambert VVPR.........         128               3
 Fortis AG..............................     409,133       7,244,462
 Groupe Bruxelles Lambert...............      55,500       2,228,259
 #Nationale a Portefeuille..............       4,029         428,847
 Sofina SA..............................      10,500         339,464
 Solvay SA..............................      60,790       3,991,147
 Suez (ex Suez Lyonnaise des Eaux)......      95,400       1,716,756
 Tessenderlo Chemie.....................      14,400         413,266
 #Union Miniere SA......................      40,200       1,673,167
                                                      --------------
TOTAL -- BELGIUM
  (Cost $14,980,352)....................                  18,035,371
                                                      --------------
SINGAPORE -- (0.9%)
COMMON STOCKS -- (0.9%)
 Capitaland, Ltd........................     517,000         339,531
 City Developments, Ltd.................     214,000         545,201
 DBS Group Holdings, Ltd................      76,000         481,906
 Fraser & Neave, Ltd....................     808,100       3,568,538
 Keppel Corp., Ltd......................   1,710,000       3,814,371
 Overseas Chinese Banking Corp., Ltd....      94,000         532,180
 United Overseas Bank, Ltd..............      66,000         448,390
                                                      --------------
TOTAL -- SINGAPORE
  (Cost $10,650,031)....................                   9,730,117
                                                      --------------
DENMARK -- (0.8%)
COMMON STOCKS -- (0.8%)
 Danisco A.S............................      26,130         866,321
 Danske Bank A.S........................     329,253       5,513,205
 *Jyske Bank A.S........................      16,350         410,661
 Nordea AB..............................     475,918       2,339,713
 Tele Danmark A.S.......................      11,250         298,388
                                                      --------------
TOTAL COMMON STOCKS
  (Cost $6,905,040).....................                   9,428,288
                                                      --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $17,539).......................                      17,955
                                                      --------------
TOTAL -- DENMARK
  (Cost $6,922,579).....................                   9,446,243
                                                      --------------
                                            SHARES        VALUE+
                                            ------        ------
IRELAND -- (0.6%)
COMMON STOCKS -- (0.6%)
 Allied Irish Banks P.L.C...............     104,764  $    1,479,864
 CRH P.L.C..............................     168,462       2,455,055
 *Elan Corp. P.L.C......................      82,816         214,195
 Irish Permanent P.L.C..................     186,115       2,073,581
                                                      --------------
TOTAL -- IRELAND
  (Cost $6,600,012).....................                   6,222,695
                                                      --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
 #Bergesen Dy ASA Series A..............     105,892       2,038,762
 #Den Norske Bank ASA Series A..........     589,194       2,888,265
 Norsk Hydro ASA........................      16,700         665,861
 Norske Skogindustrier ASA Series A.....      16,900         267,688
 *Storebrand ASA........................      41,900         176,218
                                                      --------------
TOTAL -- NORWAY
  (Cost $6,187,564).....................                   6,036,794
                                                      --------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de
   Lisboa...............................     136,717       1,564,019
 Cimpor Cimentos de Portugal SA.........     100,653       1,587,002
 Portugal Telecom SA....................      50,082         339,274
 *Sonae SGPS SA.........................   1,864,000         815,869
                                                      --------------
TOTAL -- PORTUGAL
  (Cost $5,157,234).....................                   4,306,164
                                                      --------------
GREECE -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Agricultural Bank of Greece S.A.......     121,100         758,938
 Alpha Credit Bank......................      29,200         361,928
 Bank of Piraeus S.A....................       4,600          28,920
 Commercial Bank of Greece..............      36,800         560,094
 EFG Eurobank Ergasias S.A..............      60,097         681,521
 Hellenic Petroleum S.A.................     135,530         833,193
 National Bank of Greece................      23,200         323,562
                                                      --------------
TOTAL -- GREECE
  (Cost $4,058,902).....................                   3,548,156
                                                      --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Telekom Austria AG....................     110,250         998,025
 Voest-Alpine Stahl AG..................      24,948         635,327
                                                      --------------
TOTAL -- AUSTRIA
  (Cost $1,620,372).....................                   1,633,352
                                                      --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd.
   (Cost $2,352,573)....................   1,909,000       1,628,431
                                                      --------------
UNITED STATES -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Smurfit-Stone Container Corp.
   (Cost $1,334,756)....................      97,463       1,421,498
                                                      --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)....................     691,000          83,647
                                                      --------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $12,743).......................                      12,805
                                                      --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                           FACE
                                          AMOUNT         VALUE+
                                          ------         ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.4%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $27,434,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $27,399,708) to be
   repurchased at $26,996,722
   (Cost $26,994,000)...................  $26,994    $   26,994,000
                                                     --------------
TOTAL INVESTMENTS -- (100%) (Cost
  $1,270,231,997)++.....................             $1,123,790,509
                                                     ==============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $1,271,206,540.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES       VALUE+
                                           ------       ------
JAPAN -- (97.3%)
COMMON STOCKS -- (97.3%)
 *ASK Corp., Yokohama...................    64,000   $     14,627
 Achilles Corp..........................   549,000        524,287
 Advan Co., Ltd.........................    36,000        252,704
 #Aica Kogyo Co., Ltd...................   164,000        979,863
 *Aichi Corp............................    57,000         72,114
 Aichi Machine Industry Co., Ltd........   157,000        281,925
 Aichi Tokei Denki Co., Ltd.............    67,000        121,952
 Aida Engineering, Ltd..................   160,000        325,185
 Aigan Co., Ltd.........................    15,000         77,378
 Aiphone Co., Ltd.......................    27,400        219,173
 Airport Facilities Co., Ltd............    79,970        238,901
 Aisan Industry Co., Ltd................    42,000        302,020
 *Akai Electric Co., Ltd................   363,000          2,963
 Akebono Brake Industry Co., Ltd........   141,000        220,969
 *#Allied Telesis KK....................     8,000        175,325
 Aloka Co., Ltd.........................    43,000        266,041
 Alpha Systems Inc......................     8,000         81,623
 Alps Logistics Co., Ltd................    13,000         58,891
 Altech Co., Ltd........................    14,000         48,908
 Amada Machinics Co., Ltd...............   191,414        315,599
 Amatsuji Steel Ball Manufacturing Co.,
   Ltd..................................    12,000         78,358
 Ando Corp..............................   120,000        116,557
 Anest Iwata Corp.......................    74,000         85,769
 Anrakutei Co., Ltd.....................    13,000         63,666
 Aoi Advertising Promotion, Inc.........    14,000         66,392
 Aoki International Co., Ltd............    74,200        268,904
 *Apic Yamada Corp......................     7,000          9,142
 *#Arabian Oil Co., Ltd.................    66,300        284,649
 *Arai-Gumi, Ltd........................    68,900         14,622
 Araya Industrial Co., Ltd..............    84,000         52,108
 #Argo 21 Corp..........................    13,200         77,574
 Arisawa Manufacturing Co., Ltd.........    23,100        444,031
 Aronkasei Co., Ltd.....................    53,000        134,106
 #Asahi Denka Kogyo KK..................   169,000        838,689
 Asahi Diamond Industrial Co., Ltd......    99,000        355,548
 #Asahi Kogyosha Co., Ltd...............    48,000        103,824
 *Asahi Optical Co., Ltd................   180,000        248,296
 Asahi Organic Chemicals Industry Co.,
   Ltd..................................   259,000        496,796
 #Asahi Soft Drinks Co., Ltd............    69,000        252,875
 *Asahi Tec Corp........................    86,000         67,388
 *Asahi Techno Glass Corp...............    34,000         46,623
 *#Asanuma Corp.........................   145,000        100,600
 #Ashimori Industry Co., Ltd............    84,000        112,443
 Asia Securities Printing Co., Ltd......    16,000         86,194
 *Asics Corp............................   333,000        315,292
 Atom Corp..............................     3,000         31,833
 #Atsugi Nylon Industrial Co., Ltd......   322,000        207,632
 Aucnet, Inc............................    15,000        110,191
 *Azel Corp., Tokyo.....................    89,000         25,425
 Azwell, Inc............................    93,400        358,307
 Bando Chemical Industries, Ltd.........   213,000        384,222
 Bank of Okinawa, Ltd...................    27,300        456,801
 #Bank of the Ryukyus, Ltd..............    30,280        333,657
 #Best Denki Co., Ltd...................   132,000        373,864
 *#Bosch Automotive Systems Corp........   386,000        450,541
                                           SHARES       VALUE+
                                           ------       ------
 Bull Dog Sauce Co., Ltd................    15,000   $     67,339
 Bunka Shutter Co., Ltd.................   134,000        322,654
 C Two-Network Co., Ltd.................    10,000        217,116
 #CAC Corp..............................    11,000         57,462
 #CKD Corp..............................   113,000        285,924
 #CMK Corp..............................    62,000        359,303
 CTI Engineering Co., Ltd...............    19,000         80,178
 *Cabin Co., Ltd........................    67,000         63,984
 #Calpis Co., Ltd.......................   115,000        525,650
 #Canon Aptex, Inc......................    34,000        168,175
 Canon Electronics, Inc.................    40,000        212,219
 *Carolina Co., Ltd.....................    40,000         12,733
 *Catena Corp...........................    18,000         28,209
 Central Finance Co., Ltd...............   180,000        539,199
 Central Security Patrols Co., Ltd......    12,000         51,912
 *#Cesar Co.............................    79,000         27,082
 *#Chiba Kogyo Bank, Ltd................    53,200        271,395
 #Chino Corp............................    70,000        137,126
 *Chisan Tokan Co., Ltd.................    64,000         16,194
 Chiyoda Co., Ltd.......................    58,000        397,666
 *#Chiyoda Corp.........................   342,500        556,320
 Chofu Seisakusho Co., Ltd..............    25,000        326,491
 *Chori Co., Ltd........................   175,000         69,991
 Chuetsu Pulp and Paper Co., Ltd........   172,000        282,186
 *#Chugai Ro Co., Ltd...................   139,000        131,608
 #Chugoku Marine Paints, Ltd............   111,000        255,495
 Chugokukogyo Co., Ltd..................    45,000         33,792
 Chuo Gyorui Co., Ltd...................    35,000         50,851
 Chuo Spring Co., Ltd., Nagoya..........    99,000        310,297
 *#Clarion Co., Ltd.....................   171,000         75,370
 Cleanup Corp...........................    71,000        511,717
 *#Co-Op Chemical Co., Ltd..............    80,000         36,567
 Colowide Co., Ltd......................    14,000        101,816
 Computer Engineering & Consulting,
   Ltd..................................    25,000        209,362
 Copyer Co., Ltd........................    27,000         54,434
 Cosel Co., Ltd.........................    27,000        432,388
 *#Cosmo Securities Co., Ltd............   444,000        268,179
 Credia Co., Ltd........................    14,000        134,498
 *Cresco, Ltd...........................     7,000         40,338
 #D'urban, Inc..........................   114,000         65,135
 #Dai Nippon Toryo, Ltd.................   193,000        185,887
 Dai-Dan Co., Ltd.......................    80,000        287,312
 Daido Kogyo Co., Ltd...................    60,000         71,991
 *Daido Steel Sheet Corp................    84,000         94,617
 Daidoh, Ltd............................    54,000        276,799
 Daihen Corp............................   205,000        182,386
 #Daiho Corp............................    96,000         92,462
 Daiichi Cement Co., Ltd................    33,000         39,595
 Dai-Ichi Jitsugyo Co., Ltd.............    80,000         95,988
 *Dai-Ichi Katei Denki Co., Ltd.........    91,000            743
 *Dai-Ichi Kogyo Seiyaku Co., Ltd.......    47,000         67,518
 Daiken Corp............................   195,000        367,669
 #Daiki Co., Ltd........................    31,000        322,613
 Daiko Shoken Business Co., Ltd.........     6,000         13,713
 *#Daikyo, Inc..........................   444,000        170,330
 #Daimei Telecom Engineering Corp.......    66,000        162,690
 Dainichi Co., Ltd......................    15,200         48,634

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Dainichiseika Colour & Chemicals
   Manufacturing Co., Ltd...............   163,000   $    373,856
 Dainippon Shigyo Co., Ltd..............    16,000         54,981
 Daiseki Co., Ltd.......................    24,000        369,261
 #Daiso Co., Ltd........................   112,000        151,753
 *Daisue Construction Co., Ltd..........    92,500         21,895
 Daisyo Corp............................    24,000        204,514
 *Daito Woolen Spinning & Weaving Co.,
   Ltd., Tokyo..........................    42,000         12,341
 Daiwa Industries, Ltd..................    76,000        202,228
 Daiwa Kosho Lease Co., Ltd.............   157,000        349,843
 *Daiwa Seiko, Inc......................   145,000         95,866
 *#Daiwabo Co., Ltd.....................   262,000        128,311
 Daiwabo Information System Co., Ltd....    22,000        125,160
 *Dantani Corp..........................    68,000            555
 Danto Corp.............................    42,000        134,726
 Data Communication System Co., Ltd.....     9,000        148,390
 #Denki Kagaku Kogyo KK.................       800          1,802
 Denki Kogyo Co., Ltd...................    95,000        211,688
 #Denyo Co., Ltd........................    38,000        149,500
 *#Descente, Ltd........................   133,000         79,247
 *Dia Kensetsu Co., Ltd.................    31,000         39,220
 Diamond Computer Service Co., Ltd......    18,000         84,186
 *Dijet Industrial Co., Ltd.............    34,000         25,254
 Doshisha Co., Ltd......................    15,000        205,322
 *Dynic Corp............................    52,000         26,740
 Eagle Industry Co., Ltd................    78,000        267,396
 *Eco-Tech Construction Co., Ltd........    68,000         16,651
 #Edion Corp............................   112,316        497,797
 Eiken Chemical Co., Ltd................    24,000        144,962
 *Elna Co., Ltd.........................    22,000         47,586
 Enplas Corp............................    18,000        492,185
 *Enshu, Ltd............................    69,000         45,619
 Ensuiko Sugar Refining Co., Ltd........    51,000         79,092
 #Exedy Corp............................    71,000        492,013
 *#FDK Corp.............................   105,000        118,271
 *First Baking Co., Ltd.................    67,000         57,968
 Fontaine Co., Ltd......................     5,000         44,892
 Foster Electric Co., Ltd...............    32,000         93,246
 France Bed Co., Ltd....................   193,000        452,116
 *#Fudo Construction Co., Ltd...........   201,000         57,422
 Fuji Denki Reiki Co., Ltd..............    81,800        215,658
 Fuji Kiko Co., Ltd.....................    51,000         71,599
 *Fuji Kisen Kaisha, Ltd................     8,000          6,007
 *Fuji Kosan Co., Ltd...................   130,000         47,749
 Fuji Kyuko Co., Ltd....................   107,000        393,013
 *Fuji Spinning Co., Ltd., Tokyo........   163,000         57,209
 #Fujicco Co., Ltd......................    42,000        358,585
 *Fujii & Co., Ltd......................    44,000            359
 *Fujiko Co., Ltd.......................    55,000            898
 Fujikura Kasei Co., Ltd................    15,000         50,810
 #Fujirebio, Inc........................    75,000        489,736
 Fujita Kanko, Inc......................   132,000        468,677
 #Fujitec Co., Ltd......................   126,000        654,091
 Fujitsu Business Systems, Ltd..........    32,500        281,190
 Fujitsu Denso, Ltd.....................    36,000        123,707
 Fujitsu Devices, Inc...................    32,000        190,671
 *Fujitsu General, Ltd..................   111,000        171,236
 Fujitsu Kiden, Ltd.....................    16,000         76,921
 *#Fujiya Co., Ltd......................   190,000        184,549
 #Fukuda Corp...........................    65,000        170,836
                                           SHARES       VALUE+
                                           ------       ------
 *Fukushima Bank, Ltd...................   117,000   $    106,958
 *Fukusuke Corp.........................    95,000         24,038
 *Furukawa Battery Co., Ltd.............    45,000         73,828
 *Furukawa Co., Ltd.....................   208,000        110,354
 Fuso Lexel Inc.........................     8,000         24,552
 #Fuso Pharmaceutical Industries, Ltd...    99,000        311,105
 *Ga-jo-en Kanko KK.....................    37,000              0
 *Gakken Co., Ltd.......................   158,000        140,571
 Genki Sushi Co., Ltd...................     3,000         31,466
 Geostar Corp...........................    10,000         31,425
 #Godo Shusei Co., Ltd..................    74,000        132,882
 *Godo Steel, Ltd.......................   245,000        125,985
 *Goldwin, Inc..........................    47,000         33,376
 Gourmet Kineya Co., Ltd................    31,000        205,207
 *Graphtec Corp.........................    39,000         25,466
 #Gun-Ei Chemical Industry Co., Ltd.....   164,000        321,267
 *Gunze Sangyo, Inc., Tokyo.............    90,000        117,537
 Hac Kimisawa Co., Ltd..................    41,000        275,754
 Hagoromo Foods Corp....................    14,000        108,558
 *Hakone Tozan Railway Co., Ltd.........    52,000        127,331
 Hakuto Co., Ltd........................    25,000        238,746
 Hakuyosha Co., Ltd.....................    57,000        141,436
 Hanwa Co., Ltd.........................   405,000        485,940
 Happinet Corp..........................    15,000        107,987
 Harashin Co., Ltd......................     8,000         54,785
 Harima Chemicals, Inc..................    37,000         97,245
 Harumoto Corp..........................    32,000         47,276
 *Hayashikane Sangyo Co., Ltd...........   128,000         54,328
 Heiwado Co., Ltd.......................    49,000        413,949
 Hibiya Engineering, Ltd................    60,000        312,451
 Higashi-Nippon Bank, Ltd...............    60,000        182,671
 *#Hikari Tsushin, Inc..................    50,000        488,920
 *Hirabo Corp...........................    79,000         16,765
 Hisaka Works, Ltd......................    48,000        164,551
 Hitachi Business Solution Co., Ltd.....    10,000         65,216
 #Hitachi Construction Machinery Co.,
   Ltd..................................   150,000        564,421
 Hitachi Kiden Kogyo, Ltd...............    20,000         53,218
 Hitachi Koki Co., Ltd..................   177,000        507,097
 *Hitachi Kokusai Electric, Inc.........    76,000        201,608
 Hitachi Medical Corp...................    53,000        526,907
 Hitachi Metals Techno, Ltd.............    12,000         29,384
 Hitachi Plant Engineering &
   Construction Co., Ltd................   204,000        424,601
 Hitachi Powdered Metal Co., Ltd........    46,000        195,241
 *Hitachi Seiki Co., Ltd................   108,000            882
 Hitachi Tool Engineering, Ltd..........    30,000        114,843
 Hitachi, Ltd...........................     6,500         27,642
 Hochiki Corp...........................    42,000        113,129
 *#Hodogaya Chemical Co., Ltd...........   100,000         88,152
 *Hohsui Corp...........................    56,000         31,996
 Hokkai Can Co., Ltd., Tokyo............   116,000        199,780
 #Hokkaido Bank, Ltd....................   505,000        375,097
 Hokkaido Coca Cola Bottling Co., Ltd...    26,000        110,778
 Hokkaido Gas Co., Ltd..................    87,000        188,181
 #Hokko Chemical Industry Co., Ltd......    41,000        124,491
 *Hoko Fishing Co., Ltd.................    79,000            645
 *Hokuriku Electric Industry Co.,
   Ltd..................................   112,000         53,022
 Hokuriku Electrical Construction Co.,
   Ltd..................................    36,000         83,451
 Hokuriku Gas Co., Ltd..................    64,000        123,805
 *Hokushin Co., Ltd.....................    39,900         18,238

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Homac Corp.............................    60,000   $    453,495
 #Honen Ajinomoto Oil Mills, Inc........   128,000        180,745
 Honshu Chemical Industry Co., Ltd......     3,000         10,456
 #Horiba, Ltd...........................    54,000        349,084
 Horipro, Inc...........................    16,000         80,317
 Hosokawa Micron Corp...................    40,000        148,553
 *Howa Machinery, Ltd...................   181,000         69,436
 #I-Net Corp............................    12,000         31,441
 ISE Chemicals Corp.....................    17,000         35,938
 *Ichida and Co., Ltd...................    23,400         10,314
 #Ichikawa Co., Ltd.....................    49,000         92,789
 *Ichiken Co., Ltd......................    48,000         21,548
 Ichikoh Industries, Ltd................   141,000        272,758
 Ichiyoshi Securities Co., Ltd..........    54,000        101,375
 Idec Izumi Corp........................    60,000        214,994
 #Ihara Chemical Industry Co., Ltd......    80,000        127,984
 Iino Kaiun Kaisha, Ltd.................   161,000        291,736
 *#Ikegami Tsushinki Co., Ltd...........   102,000        101,571
 Impact 21 Co., Ltd.....................    19,000        200,833
 Inaba Denki Sangyo Co., Ltd............    38,000        434,232
 #Inaba Seisa Kusho Co., Ltd............    18,700        274,589
 Inabata and Co., Ltd., Osaka...........    85,000        294,862
 Inageya Co., Ltd.......................    77,000        527,307
 Intec, Inc.............................    35,000        160,837
 *#Inui Steamship Co., Ltd..............    31,000          8,603
 *Iseki & Co., Ltd......................   322,000        194,490
 Ishii Hyoki Co., Ltd...................     3,600         28,209
 #Ishii Iron Works Co., Ltd.............    52,000         32,257
 *Ishikawa Seisakusho, Ltd..............    75,000         23,875
 *Ishikawajima Transport Machinery Co.,
   Ltd..................................    16,000         22,201
 *Ishizuka Glass Co., Ltd...............    49,000         64,792
 Itochu Fuel Corp.......................   192,000        736,563
 Itochu Warehouse Co., Ltd..............    15,000         17,386
 Itoki Crebio Corp......................    56,000        101,930
 Iuchi Seieido Co., Ltd.................    17,000        197,037
 *Iwasaki Electric Co., Ltd.............   110,000        186,753
 #Iwatsu Electric Co., Ltd..............   145,000        143,207
 *Izukyu Corp...........................     5,000         79,582
 *#Izumiya Co., Ltd.....................   128,000        592,384
 *#Izutsuya Co., Ltd....................   123,000        142,562
 JMS Co., Ltd...........................    59,000        141,583
 *Jac Holdings Co., Ltd.................    11,000         53,512
 #Jaccs Co., Ltd........................    84,000        275,623
 Jamco Corp.............................    18,000         44,076
 *Janome Sewing Machine Co., Ltd........   224,000        120,671
 #Japan Aircraft Manufacturing Co.,
   Ltd..................................    70,000         82,276
 Japan Aviation Electronics Industry,
   Ltd..................................   130,000        787,332
 #Japan Business Computer Co., Ltd......    34,000        171,783
 #Japan Carlit Co., Ltd.................    28,000        183,063
 Japan Digital Laboratory Co., Ltd......    35,600        233,624
 #Japan Foundation Engineering Co.,
   Ltd..................................    49,200         93,569
 Japan Information Processing Service
   Co., Ltd.............................    26,000        209,460
 Japan Kenzai Co., Ltd..................     4,400         14,294
 Japan Maintenance Co., Ltd.............    27,000         92,340
 Japan Medical Dynamic Marketing Inc....    18,700        245,741
 *Japan Metals & Chemicals Co., Ltd.....   190,000          1,551
 Japan Oil Transportation Co., Ltd......    45,000         71,991
                                           SHARES       VALUE+
                                           ------       ------
 #Japan Pulp and Paper Co., Ltd.........    99,000   $    290,095
 *Japan Steel Works, Ltd................   546,000        316,418
 *#Japan Storage Battery Co., Ltd.......   187,000        257,952
 Japan Transcity Corp...................    90,000        163,082
 #Japan Vilene Co., Ltd.................   101,000        180,541
 Japan Wool Textile Co., Ltd............   138,000        428,029
 Jastec Co., Ltd........................     8,000         79,011
 Jeans Mate Corp........................     9,800        106,387
 #Jeol, Ltd.............................    97,000        410,121
 Jidosha Denki Kogyo Co., Ltd...........    10,000         15,345
 *Joban Kosan Co., Ltd..................   101,000         81,614
 Joint Corp.............................    15,500         98,302
 *#Joshin Denki Co., Ltd................    98,000         55,993
 Jsp Corp...............................    16,000         54,197
 *#Jujiya Co., Ltd......................   161,000         32,853
 Juken Sangyo Co., Ltd..................    86,000        455,569
 Juki Corp..............................   153,000        299,718
 *Jyomo Co., Ltd........................    48,000         54,850
 K.R.S. Corp............................     8,000         66,212
 KTK Telecommunications Engineering Co.,
   Ltd..................................    45,202        188,165
 Kabuki-Za Co., Ltd.....................    15,000        488,512
 Kadokawa Shoten Publishing Co., Ltd....    27,000        429,743
 #Kaga Electronics Co., Ltd.............    33,000        426,658
 Kagawa Bank, Ltd.......................    83,350        432,687
 Kahma Co., Ltd.........................    46,000        251,561
 *Kakuei (L.) Corp......................   100,000            816
 *#Kamagai Gumi Co., Ltd................   439,000         46,582
 Kameda Seika Co., Ltd..................    19,000         86,846
 Kamei Corp.............................    59,000        221,524
 Kanaden Corp...........................    50,000        142,840
 Kanagawa Chuo Kotsu Co., Ltd...........    90,000        451,781
 Kanamoto Co., Ltd......................    43,000        157,238
 *#Kanematsu Corp.......................   402,500        295,678
 Kanematsu Electronics, Ltd.............    38,000        214,015
 *Kanematsu-NNK Corp....................    60,000         56,809
 Kanto Auto Works, Ltd., Yokosuka.......    78,000        375,627
 *Kanto Bank, Ltd.......................    19,100        151,378
 #Kanto Denka Kogyo Co., Ltd............    83,000        159,205
 #Kanto Natural Gas Development Co.,
   Ltd..................................   104,000        422,740
 *#Kanto Special Steel Works, Ltd.......    84,000         15,084
 Kasai Kogyo Co., Ltd...................    28,000         44,109
 Kasei (C.I.) Co., Ltd..................    46,000        133,290
 Kasumi Co., Ltd........................   132,000        468,677
 Katakura Chikkarin Co., Ltd............    17,000         37,742
 #Katakura Industries Co., Ltd..........    49,000        237,971
 Kato Sangyo Co., Ltd...................    51,000        209,803
 *Kato Spring Works Co., Ltd............    78,000         87,222
 Kato Works Co., Ltd....................    82,000         64,923
 Katsumura Construction Co., Ltd........    48,600         26,578
 Kawada Industries, Inc.................    76,000        120,344
 *Kawai Musical Instruments
   Manufacturing Co., Ltd...............    99,000         51,716
 *#Kawashima Textile Manufacturers,
   Ltd..................................   126,000         95,645
 *Kawasho Corp..........................   549,000        385,373
 Kawasho Gecoss Corp....................    52,000        139,216
 Kawasumi Laboratories, Inc.............    26,000        176,566
 Kayaba Industry Co., Ltd...............   321,000        649,782
 Keihin Co., Ltd........................   100,000        114,272

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Keiyo Co., Ltd.........................   139,900   $    775,351
 Kentucky Fried Chicken Japan, Ltd......    10,000        221,605
 *#Kenwood Corp.........................   201,000        154,218
 Key Coffee, Inc........................    33,000        402,955
 Kibun Food Chemifa Co., Ltd............    35,000        156,838
 *Kimmon Manufacturing Co., Ltd.........    41,000         26,438
 *Kimura Chemical Plants Co., Ltd.......    27,000         31,955
 *Kinki Nippon Tourist Co., Ltd.........   133,000        226,886
 #Kinki Sharyo Co., Ltd., Nagaokakyo....   101,000        178,068
 *#Kinseki, Ltd.........................    56,000        174,607
 *#Kinsho-Mataichi Corp.................    21,000         37,367
 *#Kinugawa Rubber Industrial Co.,
   Ltd..................................    83,000         45,390
 Kioritz Corp...........................    96,000         97,164
 #Kishu Paper Co., Ltd..................   125,000        140,799
 #Kisoji Co., Ltd.......................    22,000        232,543
 *Kitagawa Iron Works Co., Ltd..........   124,000         70,848
 Kita-Nippon Bank, Ltd..................     8,506        322,841
 Kitano Construction Corp...............   116,000        130,662
 *Kitz Corp.............................   234,000        221,556
 Koa Corp...............................    58,000        384,410
 #Koatsu Gas Kogyo Co., Ltd.............    78,000        195,454
 Kobayashi Yoko Co., Ltd................     8,000        103,889
 Koito Industries, Ltd..................     8,000         16,390
 #Kojima Co., Ltd.......................    40,000        253,683
 *Kokune Corp...........................    42,000            343
 Kokusai Kogyo Co., Ltd.................    60,000        202,751
 Komai Tekko, Inc.......................    53,000         83,924
 *Komatsu Construction Co., Ltd.........    29,000         36,216
 *Komatsu Electronics Metals Co., Ltd...    25,000         76,521
 #Komatsu Seiren Co., Ltd...............    75,000        138,350
 Komatsu Wall Industry Co., Ltd.........    14,000        121,928
 Komatsu, Ltd...........................    60,282        215,020
 Konaka Co., Ltd........................    27,000        129,804
 Kondotec, Inc..........................     1,500          5,718
 Konishi Co., Ltd.......................    28,000        232,886
 Kosaido Co., Ltd.......................    34,000        273,354
 *Kosei Securities Co., Ltd.............   137,000        107,350
 *Krosaki Corp..........................    96,000         57,985
 Kumiai Chemical Industry Co., Ltd.,
   Tokyo................................   153,000        202,310
 Kurabo Industries, Ltd.................   374,000        430,429
 Kurimoto, Ltd..........................   204,000        256,426
 #Kuroda Electric Co., Ltd..............    18,000        352,610
 #Kyoden Co., Ltd.......................    68,000        121,552
 #Kyodo Printing Co., Ltd...............   132,000        369,555
 #Kyodo Shiryo Co., Ltd.................   145,000         98,233
 Kyoei Sangyo Co., Ltd..................    44,000         76,497
 Kyoei Tanker Co., Ltd..................    53,000         48,019
 Kyokuto Boeki Kaisha, Ltd..............    36,000         72,579
 Kyokuto Kaihatsu Kogyo Co., Ltd........    38,300        220,706
 #Kyokuyo Co., Ltd......................   167,000        149,941
 #Kyoritsu Maintenance Co., Ltd.........     7,800        125,358
 Kyosan Electric Manufacturing Co.,
   Ltd..................................    94,000        181,839
 Kyowa Electronic Instruments Co.,
   Ltd..................................    30,000         50,198
 #Kyowa Leather Cloth Co., Ltd..........    32,000        132,686
 Kyudenko Corp..........................   122,000        436,159
 #Laox Co., Ltd.........................    21,000         29,825
 Life Corp..............................    97,000        793,323
 *Lonseal Corp..........................    18,000          7,640
 #MR Max Corp...........................    56,300        137,861
                                           SHARES       VALUE+
                                           ------       ------
 Maeda Road Construction Co., Ltd.......   105,000   $    377,097
 Maezawa Industries, Inc................    27,700        110,334
 Maezawa Kaisei Industries Co., Ltd.....    20,600        198,408
 Maezawa Kyuso Industries Co., Ltd......    10,000         41,219
 *Magara Construction Co., Ltd..........    61,000         30,870
 *#Makino Milling Machine Co., Ltd......   125,000        297,923
 *Mamiya-Op Co., Ltd....................    58,000         73,852
 Mars Engineering Corp..................    13,000        323,634
 #Marubun Corp..........................    37,800        174,013
 *#Marudai Food Co., Ltd................   232,000        219,663
 *Maruei Department Store Co., Ltd......    72,000         39,962
 Maruetsu, Inc..........................   189,000        879,321
 Maruha Corp............................   434,000        361,327
 #Marusan Securities Co., Ltd...........   117,000        237,791
 Maruwa Co., Ltd........................    13,000        102,396
 Maruwn Corp............................    44,000         61,772
 Maruya Co., Ltd........................    14,000         74,277
 Maruyama Manufacturing Co., Inc........    73,000         50,051
 *Maruzen Co., Ltd......................   179,000        175,325
 Maruzen Co., Ltd.......................     5,000         14,325
 Maruzen Showa Unyu Co., Ltd............   175,000        329,960
 Maspro Denkoh Corp.....................    27,000        232,502
 Matsuda Sangyo Co., Ltd................    27,000        218,398
 Matsui Construction Co., Ltd...........    40,000         87,499
 Matsuo Bridge Co., Ltd.................    37,000         46,811
 Matsuya Co., Ltd.......................    74,000        256,703
 #Matsuya Foods Co., Ltd................    20,000        394,237
 #Matsuzakaya Co., Ltd..................   123,000        292,152
 Meiden Engineering Co., Ltd............    31,000         79,958
 *#Meidensha Corp.......................   296,000        289,924
 Meiji Shipping Co., Ltd................    47,000         59,078
 #Meiko National Securities Co., Ltd....    99,000        216,561
 Meisei Industrial Co., Ltd.............    29,000         43,317
 #Meito Sangyo Co., Ltd.................    38,000        458,115
 Meito Transportation Co., Ltd..........     9,000         72,285
 Meiwa Estate Co., Ltd..................    34,000        268,081
 *Meiwa Trading Co., Ltd................    55,000         65,992
 Melco, Inc.............................    28,000        466,229
 *Mercian Corp..........................   212,000        304,550
 #Milbon Co., Ltd.......................    12,000        337,918
 #Mimasu Semiconductor Industry Co.,
   Ltd..................................    30,000        299,229
 Miroku Jyoho Service Co., Ltd..........    12,000         47,896
 *#Misawa Homes Co., Ltd................   262,900        246,774
 *#Misawa Resort Co., Ltd...............    40,000         63,666
 Mito Securities Co., Ltd...............    63,000         92,560
 Mitsuba Corp...........................    67,000        228,045
 *Mitsubishi Cable Industries, Ltd......   270,000        198,343
 *Mitsubishi Kakoki Kaisha, Ltd.........   117,000         98,363
 Mitsubishi Pencil Co., Ltd.............    61,000        348,031
 #Mitsubishi Plastics, Inc..............   310,000        409,909
 *Mitsubishi Shindoh Co., Ltd...........    82,000         95,041
 *Mitsubishi Steel Manufacturing Co.,
   Ltd..................................   253,000        128,033
 Mitsuboshi Belting, Ltd................   153,000        345,925
 *#Mitsui Construction Co., Ltd.........   157,000         43,570
 *Mitsui High-Tec, Inc..................    58,000        452,108
 #Mitsui Home Co., Ltd..................    97,000        294,527
 *Mitsui Matsushima Co., Ltd............    90,000         45,545
 *Mitsui Mining Co., Ltd................   225,000         73,460
 #Mitsui Sugar Co., Ltd.................   116,000        184,630
 Mitsui-Soko Co., Ltd...................   204,000        366,322

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Mitsumura Printing Co., Ltd............    49,000   $    118,385
 Mitsuuroko Co., Ltd....................    76,000        437,954
 Miura Co., Ltd.........................    31,000        367,400
 Miura Printing Corp....................    16,000         45,056
 Miyaji Iron Works Co., Ltd.............    90,000        107,987
 #Miyoshi Oil & Fat Co., Ltd............   120,000        173,366
 #Miyuki Keori Co., Ltd.................    50,000        104,477
 Mizuno Corp............................   179,000        410,554
 Mkc-Stat Corp..........................    41,000        203,134
 #Morinaga & Co., Ltd...................   220,000        296,290
 Morishita Jinton Co., Ltd..............    19,800         85,655
 Morita Corp............................    72,000        186,296
 #Moritex Corp..........................    15,000         69,787
 Morozoff, Ltd., Osaka..................    50,000         75,501
 Mory Industries, Inc...................    66,000         79,190
 #Mos Food Services, Inc................    47,000        315,725
 *Mutoh Industries, Ltd.................    61,000         90,120
 Mutow Co., Ltd.........................    38,000         78,782
 Mycal Hokkaido Corp....................    26,000        158,103
 Myojo Foods Co., Ltd...................    25,000         43,056
 #NAC Co., Ltd..........................    13,000         86,373
 #NEC System Integration & Construction,
   Ltd..................................    58,000        388,671
 NOF Corp...............................    54,000        127,380
 *Nabco, Ltd............................   120,000        106,762
 #Nachi-Fujikoshi Corp..................   433,000        427,645
 Nagano Bank, Ltd.......................   122,000        355,499
 *Nagano Japan Radio Co., Ltd...........     6,000          5,583
 #Nagatanien Co., Ltd...................    56,000        351,043
 Naigai Clothes Co., Ltd................    30,000         54,361
 *Naigai Co., Ltd.......................   109,000         42,705
 Nakabayashi Co., Ltd...................    92,000        119,398
 #Nakamuraya Co., Ltd...................    85,000        162,347
 *#Nakano Corp..........................    66,000         30,706
 *Nakayama Steel Works, Ltd.............   206,000        117,700
 Nemic-Lambda KK........................    26,484        191,094
 Neturen Co., Ltd., Tokyo...............    67,000        162,421
 New Japan Radio Co., Ltd...............    29,000        161,197
 Nichia Steel Works, Ltd................    64,900        128,725
 Nichias Corp...........................   237,000        450,728
 #Nichiban Co., Ltd.....................    58,000        133,502
 *Nichiboshin, Ltd......................     1,190            971
 Nichiha Corp...........................    64,980        438,097
 *#Nichimen Corp........................   442,000        245,325
 Nichimo Co., Ltd.......................    54,000         83,304
 *Nichimo Corp..........................    85,000         18,039
 #Nichireki Co., Ltd....................    44,000        120,671
 #Nichiro Corp..........................   289,000        254,761
 Nidec Tosok Corp.......................     3,000         16,969
 Nihon Dempa Kogyo Co., Ltd.............    28,000        313,562
 Nihon Inter Electronics Corp...........    11,000         17,777
 *Nihon Kentetsu Co., Ltd...............    27,000         23,801
 Nihon Kohden Corp......................    85,000        301,106
 Nihon Matai Co., Ltd...................    50,000         71,420
 Nihon Nohyaku Co., Ltd.................   103,000        112,656
 #Nihon Nosan Kogyo KK..................   201,000        269,061
 #Nihon Parkerizing Co., Ltd............    92,000        247,806
 Nihon Shokuh Kako Co., Ltd.............    26,000         31,196
 *Nihon Spindle Manufacturing Co.,
   Ltd..................................    56,000         54,850
 Nihon Tokushu Toryo Co., Ltd...........    35,000        105,987
 *Niigata Engineering Co., Ltd..........   142,000          1,159
 #Nikken Chemicals Co., Ltd.............   130,000        270,579
                                           SHARES       VALUE+
                                           ------       ------
 Nikkiso Co., Ltd.......................   107,000   $    379,913
 Nikko Co., Ltd., Akashi................    65,000        157,573
 *Nippei Toyama Corp....................    34,000         31,914
 #Nippon Beet Sugar Manufacturing Co.,
   Ltd..................................   265,000        330,939
 *Nippon Carbide Industries Co., Inc.,
   Tokyo................................   101,000         51,112
 *#Nippon Carbon Co., Ltd...............   177,000         91,017
 #Nippon Ceramic Co., Ltd...............    32,000        192,760
 Nippon Chemical Industrial Co., Ltd....   131,000        182,843
 #Nippon Chemi-Con Corp.................   113,000        374,468
 *#Nippon Chemiphar Co., Ltd............    49,000        173,979
 Nippon Chutetsukan KK..................    44,000         38,069
 *Nippon Columbia Co., Ltd..............   134,000         98,437
 Nippon Concrete Industries Co., Ltd....    65,000         44,035
 Nippon Conlux Co., Ltd.................    63,000        262,254
 *Nippon Conveyor Co., Ltd..............    43,000         14,741
 Nippon Denko Co., Ltd..................   159,000        180,394
 #Nippon Densetsu Kogyo Co., Ltd........   118,000        447,863
 #Nippon Denwa Shisetu Co., Ltd.........    90,000        176,305
 Nippon Felt Co., Ltd...................    28,000         61,707
 #Nippon Fine Chemical Co., Ltd.........    40,000         98,274
 #Nippon Flour Mills Co., Ltd...........   186,000        368,918
 *Nippon Formula Feed Manufacturing Co.,
   Ltd..................................   100,000         65,298
 Nippon Gas Co., Ltd....................    62,000        442,803
 *Nippon Hume Pipe Co., Ltd.............    43,000         55,805
 *Nippon Kakon Seishi Co., Ltd..........   132,000          1,077
 *#Nippon Kasei Chemical Co., Ltd.......   154,000        121,928
 *#Nippon Kinzoku Co., Ltd..............    93,000         50,100
 #Nippon Koei Co., Ltd., Tokyo..........   146,000        229,996
 Nippon Kokan Koji Corp.................    32,000         80,970
 #Nippon Konpo Unyu Soko Co., Ltd.......    59,000        413,190
 *Nippon Koshuha Steel Co., Ltd.........   151,000         55,463
 *Nippon Lace Co., Ltd..................    26,000          9,550
 Nippon Light Metal Co., Ltd............   570,000        437,334
 *#Nippon Metal Industry Co., Ltd.......   282,000        128,898
 Nippon Pillar Packing Co., Ltd.........    15,000         72,236
 Nippon Pipe Manufacturing Co., Ltd.....    35,000         58,850
 *Nippon Piston Ring Co., Ltd...........   133,000         70,563
 #Nippon Road Co., Ltd..................   147,000        158,381
 Nippon Seiki Co., Ltd..................    76,000        310,166
 *Nippon Seisen Co., Ltd................    39,000         49,341
 Nippon Sharyo, Ltd.....................   215,000        333,428
 Nippon Shinyaku Co., Ltd...............    73,000        325,927
 Nippon Signal Co., Ltd.................   109,000        237,546
 *Nippon Soda Co., Ltd..................   192,000        305,595
 *#Nippon Steel Chemical Co., Ltd.......   306,000        394,629
 Nippon Suisan Kaisha, Ltd..............   246,000        445,758
 #Nippon Synthetic Chemical Industry
   Co., Ltd.............................   152,000        132,751
 Nippon Systemware Co., Ltd.............    20,000        128,964
 Nippon Thompson Co., Ltd...............    77,000        280,937
 Nippon Tungsten Co., Ltd...............     3,000          3,453
 Nippon Unipac Holding..................         1          3,624
 *Nippon Valqua Industries, Ltd.........   119,000        130,155
 *Nippon Yakin Kogyo Co., Ltd...........   243,000         33,718
 Nippon Yusoki Co., Ltd.................    49,000         60,393
 #Nishimatsuya Chain Co., Ltd...........    20,400        497,033
 *Nishimatsuya New......................    10,200        240,607
 *Nissan Construction Co., Ltd..........    90,000            735
 *Nissan Diesel Motor Co., Ltd..........   284,000        185,447

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Nissan Shatai Co., Ltd.................   168,000   $    571,816
 *Nisseki House Industry Co., Ltd.......   260,000          2,122
 Nissha Printing Co., Ltd...............    81,000        518,998
 #Nisshin Fire & Marine Insurance Co.,
   Ltd..................................   201,000        395,388
 Nisshin Fudosan Co., Ltd...............     9,000         66,114
 Nisshin Oil Mills, Ltd.................   196,000        415,949
 Nissho Electronics Corp................    23,000        188,108
 Nissin Corp............................   150,000        233,849
 Nissin Electric Co., Ltd...............   187,000        219,793
 Nissin Kogyo Co., Ltd..................    22,500        472,901
 Nissin Sugar Manufacturing Co., Ltd....    96,000        108,917
 Nissui Pharmaceutical Co., Ltd.........    13,000         52,100
 Nitsuko Corp...........................    75,000        200,180
 Nitta Corp.............................    42,000        300,649
 Nittetsu Mining Co., Ltd...............   147,000        226,772
 Nitto Boseki Co., Ltd..................   364,000        314,933
 Nitto Construction Co., Ltd............    49,000         77,990
 Nitto Electric Works, Ltd..............    67,000        380,076
 #Nitto Flour Milling Co., Ltd..........    54,000         98,731
 Nitto Kohki Co., Ltd...................    25,000        291,801
 Nitto Seiko Co., Ltd...................    56,000         66,278
 *Nitto Seimo Co., Ltd..................    32,000         11,492
 #Nittoc Construction Co., Ltd..........    61,000        156,340
 Noda Corp..............................     1,300          3,236
 Nohmi Bosai, Ltd.......................    59,000        224,895
 Nomura Co., Ltd........................     6,000         15,476
 O-M, Ltd...............................    46,000         28,535
 *#OKK Corp.............................   101,000         28,854
 OSG Corp...............................   133,000        385,381
 *Obayashi Road Corp....................    65,000         95,498
 Odakyu Construction Co., Ltd...........    29,000         57,756
 Odakyu Real Estate Co., Ltd............    58,000        108,885
 Ohki Corp..............................    73,000        112,019
 *Ohtsu Tire & Rubber Co., Ltd..........   126,000        200,547
 Oiles Corp.............................    30,000        453,985
 Okabe Co., Ltd.........................    39,000         82,129
 Okamoto Industries, Inc................   212,000        391,070
 *Oki Electric Cable Co., Ltd...........    56,000         83,190
 Okinawa Electric Power Co., Ltd........    20,000        422,805
 *Okuma and Howa Machinery, Ltd.........    69,000         38,861
 *Okuma Corp............................   163,000        187,593
 *Okura and Co., Ltd....................   128,000              0
 #Okura Industrial Co., Ltd.............    96,000        278,170
 Olympic Corp...........................    31,000        375,244
 *Ono Sokki Co., Ltd....................    43,000         57,560
 Organo Corp............................   101,000        291,834
 *Orient Watch Co., Ltd.................    12,000          2,840
 #Oriental Construction Co., Ltd........    39,000        130,196
 Oriental Yeast Co., Ltd................    34,000        174,003
 Origin Electric Co., Ltd...............    54,000        109,750
 Osaka Securities Finance Co., Ltd......    54,000         78,015
 Osaka Steel Co., Ltd...................    62,000        302,118
 Osaki Electric Co., Ltd................    56,000        159,980
 Oyo Corp...............................    47,000        321,479
 #P.S.C. Corp...........................    35,000        115,129
 PCA Corp...............................     3,000         20,324
 Pacific Industrial Co., Ltd............    78,000        165,531
 *Pacific Metals Co., Ltd...............   299,000        185,479
 #Parco Co., Ltd........................    82,000        331,976
 *Pasco Corp............................   111,500        322,173
 #Penta-Ocean Construction Co., Ltd.....   379,000        145,394
                                           SHARES       VALUE+
                                           ------       ------
 Pigeon Corp............................    37,000   $    256,401
 *Pilot Group Holdings Corp.............        32         77,574
 Pocket Card Co., Ltd...................    41,000        265,380
 *#Pokka Corp...........................    48,000         88,936
 Poplar Co., Ltd........................     6,600         55,218
 *Press Kogyo Co., Ltd..................   143,000         72,367
 *#Prima Meat Packers, Ltd..............   230,000         90,111
 Pulstec Industrial Co., Ltd............    21,200         89,116
 Q'Sai Co., Ltd.........................    42,000        118,614
 #Raito Kogyo Co., Ltd..................    84,900        161,463
 #Rasa Industries, Ltd..................   119,000        163,180
 Renown Look, Inc.......................    50,000        170,591
 *#Renown, Inc..........................   402,000        200,155
 Rheon Automatic Machinery Co., Ltd.....    40,000         94,356
 *Rhythm Watch Co., Ltd.................   344,000        221,818
 Ricoh Elemex Corp......................    11,000         28,282
 Ricoh Leasing Co., Ltd.................     4,000         47,178
 Right On Co., Ltd......................    21,000        236,542
 Riken Corp.............................   193,000        385,953
 Riken Keiki Co., Ltd...................    33,000        111,782
 #Riken Vinyl Industry Co., Ltd.........   123,000        307,211
 Riken Vitamin Co., Ltd.................    24,000        210,586
 Ringer Hut Co., Ltd....................    26,000        250,418
 #Rock Field Co., Ltd...................    14,000        229,686
 #Rohto Pharmaceutical Co., Ltd.........    56,000        413,206
 Roland Corp............................    26,400        247,591
 *Royal Co., Ltd........................    62,000        456,466
 *Ryobi, Ltd............................   238,000        264,196
 Ryoden Trading Co., Ltd................    80,000        195,241
 Ryoyo Electro Corp.....................    45,000        351,508
 #S Foods, Inc..........................    28,000        129,127
 S.T. Chemical Co., Ltd.................    48,000        309,121
 SMK Corp...............................   127,000        327,568
 SPC Electronic Corp....................    29,000        122,614
 SRL, Inc...............................    42,000        357,899
 *#SXL Corp.............................   148,000        108,721
 Saeki Kensetsu Kogyo Co., Ltd..........    71,000         41,726
 #Sagami Chain Co., Ltd.................    37,000        280,864
 Sagami Co., Ltd........................    60,000        180,713
 *Sailor Pen Co., Ltd...................    44,000         75,419
 Sakai Chemical Industry Co., Ltd.......   141,000        368,281
 Sakai Heavy Industries, Ltd............    60,000         62,686
 *Sakai Ovex Co., Ltd...................    85,000         31,221
 Sakata Inx Corp........................    92,000        210,260
 *Sakurada Co., Ltd.....................    38,000         24,503
 Sala Corp..............................    41,000        207,819
 San-Ai Oil Co., Ltd....................   118,000        289,907
 Sankei Building Co., Ltd...............    97,000        260,482
 #Sanki Engineering Co., Ltd............   105,000        511,652
 Sanko Co., Ltd.........................     2,000          6,122
 *Sanko Metal Industrial Co., Ltd.,
   Tokyo................................    54,000         35,702
 *Sankyo Aluminum Industry Co., Ltd.....   359,000        254,932
 *Sankyo Seiki Manufacturing Co., Ltd...    76,000        124,687
 Sankyo Seiko Co., Ltd..................    86,000        234,453
 *#Sankyu, Inc., Tokyo..................   415,000        281,149
 Sanoh Industrial Co., Ltd..............    53,000        171,742
 Sanshin Electronics Co., Ltd...........    51,000        184,410
 Sanwa Electric Co., Ltd................    17,000         18,732
 Sanyo Denki Co., Ltd...................    65,000        116,720
 Sanyo Engineering & Construction,
   Inc..................................     9,000         17,630

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CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 #Sanyo Industries, Ltd., Tokyo.........    48,000   $    144,178
 #Sanyo Special Steel Co., Ltd..........   339,000        254,565
 Sasebo Heavy Industries Co., Ltd.,
   Tokyo................................   257,000        151,035
 *Sata Construction Co., Ltd., Gumma....    61,000         24,397
 Sato Shoji Corp........................    31,000         64,017
 Satori Electric Co., Ltd...............    10,400         42,698
 *Sawafugji Electric Co., Ltd...........    31,000         33,906
 Secom Techno Service Co., Ltd..........     9,000        142,513
 Seijo Corp.............................     8,000         74,179
 Seika Corp.............................   145,000        146,758
 *Seikitokyu Kogyo Co., Ltd.............    86,000         41,415
 *Seiko Corp............................   102,407        158,816
 Seirei Industry Co., Ltd...............    12,000          9,403
 #Seiren Co., Ltd.......................    81,000        234,706
 #Sekisui Jushi Co., Ltd................    85,000        232,420
 #Sekisui Plastics Co., Ltd.............   150,000        224,054
 Sekiwa Real Eastate, Ltd...............    16,000         62,033
 Senko Co., Ltd.........................   205,000        389,871
 Senshukai Co., Ltd.....................    70,000        316,533
 Shaddy Co., Ltd........................    27,000        263,796
 *#Shibaura Engineering Works Co.,
   Ltd..................................    71,000        170,379
 Shibusawa Warehouse Co., Ltd...........   119,000        217,573
 Shibuya Kogyo Co., Ltd.................    54,000        370,240
 *Shikibo, Ltd..........................   155,000         46,811
 #Shikoku Chemicals Corp................    89,000        289,124
 Shikoku Coca-Cola Bottling Co., Ltd....    31,000        258,091
 Shimizu Bank, Ltd......................    12,600        524,507
 *#Shimura Kako Co., Ltd................    55,000         39,505
 Shin Nippon Air Technologies Co.,
   Ltd..................................    37,180        115,927
 Shinagawa Fuel Co., Ltd................   160,000        543,280
 Shinagawa Refractories Co., Ltd........   116,000        134,449
 #Shindengen Electric Manufacturing Co.,
   Ltd..................................   106,000        186,883
 Shin-Etsu Polymer Co., Ltd.............   111,000        480,186
 #Shinkawa, Ltd.........................    21,000        389,095
 Shin-Keisei Electric Railway Co.,
   Ltd..................................    32,000         84,888
 Shinki Co., Ltd........................    61,000        206,130
 *#Shinko Electric Co., Ltd.............   257,000        385,977
 Shinko Shoji Co., Ltd..................    41,000        148,586
 Shin-Kobe Electric Machinery Co.,
   Ltd..................................    71,000        223,115
 *Shinmaywa Industries, Ltd.............   168,000        213,917
 *Shinsho Corp..........................   110,000         96,968
 *Shinwa Kaiun Kaisha, Ltd..............   238,000        102,959
 *Shinyei Kaisha........................    54,000         35,702
 Shiroki Co., Ltd.......................   132,000        244,574
 #Sho-Bond Corp.........................    39,100        247,337
 Shobunsha Publications, Inc............    25,000        274,864
 *#Shochiku Co., Ltd....................    99,000        513,929
 Shoei Co., Ltd.........................     6,000         62,196
 Shoko Co., Ltd.........................   156,000        162,984
 Shokusan Bank, Ltd.....................    52,000        136,669
 *Shokusan Jutaku Sogo Co., Ltd.........   204,000          1,665
 Showa Aircraft Industry Co., Ltd.......    22,000         38,787
 *#Showa Electric Wire & Cable Co.,
   Ltd., Kawasaki.......................   313,000        168,616
 #Showa Highpolymer Co., Ltd............    79,000        162,494
 Showa Mining Co., Ltd..................     8,000          5,877
 #Showa Sangyo Co., Ltd.................   282,000        506,387
 Showa Tansan Co., Ltd..................     9,000         20,055
                                           SHARES       VALUE+
                                           ------       ------
 Siix Corp..............................     6,000   $     81,786
 *#Silver Seiko, Ltd....................    87,000         35,506
 Sintokogio, Ltd., Nagoya...............   108,000        209,803
 *Snow Brand Milk Products Co., Ltd.....   112,500        161,613
 Snow Brand Seed Co., Ltd...............     4,000          9,795
 Soda Nikka Co., Ltd....................    35,000         47,994
 *Sodick Co., Ltd.......................    64,000        104,477
 #Sogo Medical Co., Ltd.................     8,800        114,853
 *Sokkisha Co., Ltd.....................    40,000         34,934
 Sonton Food Industry Co., Ltd..........    15,000         99,172
 Sotetsu Rosen Co., Ltd.................    44,000        193,935
 Sotoh Co., Ltd.........................    12,000         69,542
 Star Micronics Co., Ltd................    59,000        261,976
 Stella Chemifa Corp....................    14,000        204,546
 Subaru Enterprise Co., Ltd.............    36,000         97,262
 Sumida Corp............................    16,000        367,628
 *#Suminoe Textile Co., Ltd.............   142,000        132,131
 *Sumitomo Coal Mining Co., Ltd.........    90,500         22,899
 *#Sumitomo Construction Co., Ltd.......   214,000         78,603
 #Sumitomo Densetsu Co., Ltd............    50,700        153,530
 *Sumitomo Heavy Industries, Ltd........   618,000        388,409
 *Sumitomo Light Metal Industries,
   Ltd..................................   493,000        249,488
 Sumitomo Precision Products Co., Ltd.,
   Amagasaki City.......................    78,000        190,360
 #Sumitomo Seika Chemicals Co., Ltd.....   102,000        188,989
 *#Sumitomo Special Metals Co., Ltd.....    76,000        369,098
 Sumitomo Warehouse Co., Ltd............   203,000        442,403
 Sun Wave Corp..........................    88,000        112,052
 Sun-S, Inc.............................    56,300        325,811
 SunTelephone Co., Ltd..................    65,000        137,412
 Suruga Corp............................    11,000        114,476
 *Suzutan Co., Ltd......................    62,000         18,218
 #Sysmex Corp...........................    23,700        492,319
 T.Hasegawa Co., Ltd....................    18,000        220,969
 TKC Corp...............................     5,400         62,632
 TOC Co., Ltd...........................    80,000        368,934
 TYK Corp...............................    67,000        117,577
 Tabai Espec Corp.......................    34,000        122,385
 Tachihi Enterprise Co., Ltd............    17,000        278,905
 Tachikawa Corp.........................    14,000         46,851
 Tachi-S Co., Ltd.......................    16,000         59,421
 Tadano, Ltd............................   206,000        314,427
 Taihei Dengyo Kaisha, Ltd..............    66,000        152,993
 #Taihei Kogyo Co., Ltd.................   114,000         68,857
 *Taiheiyo Kouhatsu, Inc................    90,000         29,384
 Taiho Kogyo Co., Ltd...................    30,000        244,623
 Taikisha, Ltd..........................    97,000        829,743
 *Taisei Fire & Marine Insurance Co.,
   Ltd..................................   118,000            963
 *Taisei Prefab Construction Co., Ltd...   134,000         94,062
 #Taisei Rotec Corp.....................   127,000        161,711
 #Taito Co., Ltd........................    70,000        125,128
 #Taiyo Toyo Sanso Co., Ltd.............   232,000        454,475
 Takada Kiko Co., Ltd...................    31,000        103,489
 Takagi Securities Co., Ltd.............    94,000         88,234
 Takamatsu Corp.........................    19,500        162,347
 Takano Co., Ltd........................    15,000         90,601
 *Takaoka Electric Manufacturing Co.,
   Ltd., Tokyo..........................   156,000         89,132
 *Taka-Q Co., Ltd.......................    69,500         39,709
 Takara Printing Co., Ltd...............     6,000         25,221
 *Takarabune Corp.......................    52,000         19,524

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 Takasago Electric Industry Co., Ltd....    22,000   $    145,452
 Takasago International Corp............   136,000        408,505
 *Takashima & Co., Ltd..................    60,000         34,282
 Takigami Steel Construction Co., Ltd...    18,000         44,076
 #Takiron Co., Ltd......................   140,000        261,682
 Tamura Corp............................   112,000        203,861
 *#Tamura Electric Works, Ltd...........    74,000         97,245
 Tanseisha Co., Ltd.....................    26,000         82,129
 Tasaki Shinju Co., Ltd.................    53,000        132,808
 *Tateho Chemical Industries Co., Ltd...    26,500         47,586
 *Tatsuta Electric Wire & Cable Co.,
   Ltd..................................   106,000         83,924
 Taya Co., Ltd..........................     5,000         39,587
 *#Tayca Corp...........................    74,000        114,157
 *Teac Corp.............................   109,000        123,666
 Techno Ryowa, Ltd......................    16,400         40,962
 Tecmo, Ltd.............................    22,000        182,982
 Teijin Seiki Co., Ltd..................   138,000        246,680
 #Teikoku Hormone Manufacturing Co.,
   Ltd..................................    33,000        155,687
 Teikoku Piston Ring Co., Ltd...........    42,000         99,416
 Teikoku Sen-I Co., Ltd.................    39,000         96,453
 Teikoku Tsushin Kogyo Co., Ltd.........    73,000        206,758
 #Tekken Corp...........................   274,000        205,754
 *Ten Allied Co., Ltd...................    37,000        119,291
 Tenma Corp.............................    50,000        458,719
 Teraoka Seisakusho Co., Ltd............    13,000         50,508
 Tetra Co., Ltd., Tokyo.................    41,000         56,222
 #The Daito Bank, Ltd...................   114,000        286,593
 Thermal Engineering Co., Ltd...........     1,000          3,771
 Tigers Polymer Corp....................    16,000         44,142
 *Titan Kogyo KK........................    36,000         24,095
 #Toa Corp..............................   293,000        255,895
 #Toa Doro Kogyo Co., Ltd...............    85,000        135,983
 Toa Oil Co., Ltd.......................    67,000         59,062
 *Toa Wool Spinning & Weaving Co.,
   Ltd..................................    73,000         16,088
 Toagosei Co., Ltd......................   292,719        353,609
 *Tobu Store Co., Ltd...................    71,000        110,109
 #Tochigi Bank, Ltd.....................    76,000        411,280
 Tochigi Fuji Industrial Co., Ltd.......    51,000         97,825
 #Toda Kogyo Corp.......................    88,000        290,903
 #Todentu Corp..........................    57,000         89,328
 Toenec Corp............................   101,000        312,443
 Tohcello Co., Ltd......................     8,000         12,080
 Toho Co., Ltd..........................    35,000        243,684
 Toho Real Estate Co., Ltd..............    98,000        323,160
 Toho Titanium Co., Ltd.................    44,000        247,447
 #Toho Zinc Co., Ltd....................   205,000        200,792
 Tohoku Bank, Ltd.......................    63,000        103,873
 Tohoku Misawa Homes Co., Ltd...........    24,000         90,699
 Tohoku Pioneer Corp....................    26,800        334,685
 *Tohpe Corp............................    36,000         17,630
 Tohto Suisan Co., Ltd..................    54,000         75,811
 Tokai Carbon Co., Ltd..................   275,000        417,500
 Tokai Corp.............................   108,000        409,027
 *Tokai Kanko Co., Ltd..................   333,000         62,515
 #Tokai Pulp Co., Ltd...................    88,000        280,847
 *Tokai Senko KK, Nagoya................    47,000         28,772
 Tokai Tokyo Securities Co., Ltd........   366,250        406,562
 #Tokico, Ltd...........................   189,000        513,708
 *Tokimec, Inc..........................   119,000         68,963
                                           SHARES       VALUE+
                                           ------       ------
 *#Tokin Corp...........................    86,000   $    357,997
 Toko Electric Corp.....................    39,000         56,026
 *Toko, Inc.............................   129,000        250,598
 Tokushima Bank, Ltd....................    61,200        338,682
 #Tokushu Paper Manufacturing Co.,
   Ltd..................................   119,000        371,040
 Tokyo Biso Kogyo Corp..................     5,000         21,997
 Tokyo Denki Komusho Co., Ltd...........    57,000        163,768
 Tokyo Denpa Co., Ltd...................    11,000         95,172
 *Tokyo Dome Corp.......................   113,000        231,506
 Tokyo Kikai Seisakusho, Ltd............   132,000        246,729
 Tokyo Leasing Co., Ltd.................    86,000        624,740
 Tokyo Nissan Auto Sales Co., Ltd.......    97,000        191,601
 #Tokyo Rakutenchi Co., Ltd.............    92,000        274,840
 *Tokyo Rope Manufacturing Co., Ltd.....   286,000        107,383
 Tokyo Sangyo Co., Ltd..................    36,500         84,014
 Tokyo Steel Manufacturing Co., Ltd.....    77,400        247,018
 #Tokyo Tatemono Co., Ltd...............   244,000        370,436
 *Tokyo Tekko Co., Ltd..................    67,000         79,843
 Tokyo Theatres Co., Inc., Tokyo........   116,000         78,586
 *Tokyo Tomin Bank, Ltd.................    45,200        351,225
 Tokyo Tungsten Corp....................    32,200        310,133
 Tokyotokeiba Co., Ltd..................   422,000        378,892
 #Tokyu Community Corp..................    19,000        212,619
 *#Tokyu Construction Co., Ltd..........   579,000        288,283
 *Tokyu Department Store Co., Ltd.......   406,000        235,285
 Tokyu Livable Inc......................    12,000         74,930
 Tokyu Recreation Corp..................    32,000        155,410
 Tokyu Store Chain Corp.................   175,000        524,221
 *Tokyu Tourist Corp....................    92,000         51,814
 Toli Corp..............................   101,000        114,590
 Tomato Bank, Ltd.......................   128,000        301,938
 Tomen Electronics Corp.................    10,000        208,138
 Tomoe Corp.............................    56,000         74,048
 *#Tomoegawa Paper Co., Ltd.............    55,000        127,495
 #Tomoku Co., Ltd.......................   185,000        280,864
 #Tomy Co., Ltd.........................    27,000        233,604
 Tonami Transportation Co., Ltd.........   173,000        364,314
 Topcon Corp............................    68,000        146,529
 Topre Corp.............................    85,000        297,637
 Topy Industries, Ltd...................   325,000        472,187
 #Torigoe Co., Ltd......................    35,000        108,272
 Torishima Pump Manufacturing Co., Ltd.,
   Osaka................................    45,000        159,409
 Tose Co., Ltd..........................     6,100         49,541
 *Toshiba Ceramics Co., Ltd.............   350,000        717,055
 *#Toshiba Engineering & Construction
   Co., Ltd.............................   101,000        155,809
 *#Toshiba Machine Co., Ltd.............   294,000        580,729
 Toshiba Tungaloy Co., Ltd..............   124,000        260,115
 Tosho Printing Co., Ltd................    94,000        183,373
 *Totenko Co., Ltd......................    35,000         64,849
 Totetsu Kogyo Co., Ltd.................    53,000         83,924
 *Totoku Electric Co., Ltd., Tokyo......    62,000         46,558
 Tottori Bank, Ltd......................   127,000        388,728
 *Towa Corp.............................    28,000        206,375
 Towa Meccs Corp........................    75,000         38,567
 *#Towa Real Estate Development Co.,
   Ltd..................................   160,000         44,403
 Toyo Bussan Co., Ltd...................    11,000         53,332
 *#Toyo Communication Equipment Co.,
   Ltd..................................    79,000        208,276

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                           SHARES       VALUE+
                                           ------       ------
 *#Toyo Construction Co., Ltd...........   290,000   $     94,682
 *Toyo Electric Co., Ltd................    67,000         57,422
 *#Toyo Engineering Corp................   473,000        505,758
 *Toyo Kanetsu KK.......................   206,000        119,381
 Toyo Kohan Co., Ltd....................   140,000        331,388
 Toyo Radiator Co., Ltd.................   104,000        215,614
 Toyo Securities Co., Ltd...............   113,000        139,273
 *#Toyo Shutter Co., Ltd................    77,000         15,712
 *Toyo Sugar Refining Co., Ltd..........    60,000         26,935
 Toyo Tire & Rubber Co., Ltd............   307,000        541,256
 *Toyo Umpanki Co., Ltd.................   146,000        196,629
 Toyo Wharf & Warehouse Co., Ltd........   118,000        144,472
 #Trusco Nakayama Corp..................    36,000        447,814
 Tsubaki Nakashima Co., Ltd.............    47,000        265,469
 Tsubakimoto Machinery & Engineering
   Co., Ltd.............................    44,000         48,484
 *Tsudakoma Corp........................   101,000        129,429
 *#Tsugami Corp.........................   124,000        122,467
 *Tsukamoto Co., Ltd....................    44,000         26,935
 Tsukishima Kikai Co., Ltd..............    60,000        278,660
 *Tsumura & Co..........................    91,000        802,187
 Tsurumi Manufacturing Co., Ltd.........    42,000        173,464
 Tsutsumi Jewelry Co., Ltd..............    24,800        623,466
 #Tsutsunaka Plastic Industry Co.,
   Ltd..................................    71,000        170,379
 *Tsuzuki Denki Co., Ltd................     5,000          7,428
 U-Shin, Ltd............................    38,000        105,767
 Ube Material Industries, Ltd...........    16,000         15,149
 Uchida Yoko Co., Ltd...................    72,000        142,219
 Ueki Corp..............................    47,000         66,751
 Unicafe, Inc...........................     4,200         47,651
 #Uniden Corp...........................    76,000        543,411
 Unimat Offisco Corp....................    27,700        296,184
 *#Unitika, Ltd.........................   699,000        251,039
 *Utoc Corp.............................    68,000         43,293
 Wakachiku Construction Co., Ltd........   194,000        104,510
 #Wakamoto Pharmaceutical Co., Ltd......    48,000        113,619
 Wakodo Co., Ltd........................     2,000         48,647
 Warabeya Nichiyo Co., Ltd..............     6,000         33,351
 Xebio Co., Ltd.........................    12,000        210,586
 #Yahagi Construction Co., Ltd..........    59,000        177,219
 #Yaizu Suisankagaku Industry Co.,
   Ltd..................................    14,000         93,703
 Yamaichi Electronics Co., Ltd..........    21,000        236,542
 Yamamura Glass Co., Ltd................   213,000        272,954
 *Yamatane Corp.........................   131,000         56,671
 Yamatane Securities Co., Ltd...........   255,000        328,858
 Yamato Corp............................    36,000        117,830
 Yamato International, Inc..............    43,000         53,349
 Yamato Kogyo Co., Ltd..................   130,000        527,364
 Yamaura Corp...........................    19,000         46,060
 Yamazen Co., Ltd.......................   140,000        183,977
 Yaoko Co., Ltd.........................    29,000        420,153
 Yasuda Warehouse Co., Ltd..............    18,000         55,683
 Yellow Hat, Ltd., Tokyo................    44,000        312,451
 Yodogawa Steel Works, Ltd..............   264,000        635,677
 Yokogawa Bridge Corp...................    70,400        259,730
 *Yokohama Matsuzakaya, Ltd.............    27,000         11,019
                                           SHARES       VALUE+
                                           ------       ------
 Yokohama Reito Co., Ltd................   111,000   $    448,476
 Yokowo Co., Ltd........................    28,000        166,608
 Yomeishu Seizo Co., Ltd................    46,000        304,126
 Yomiuri Land Co., Ltd..................   157,000        452,361
 #Yondenko Corp.........................    58,800        213,094
 Yonekyu Corp...........................    41,500        311,635
 Yonex Co., Ltd.........................    19,000         62,498
 Yorozu Corp............................    26,800         82,031
 Yoshihara Oil Mill, Ltd................    36,000         64,645
 Yoshimoto Kogyo Co., Ltd...............    60,000        478,472
 *#Yuasa Corp...........................   260,000        282,251
 Yuasa Funashoku Co., Ltd...............    33,000         40,403
 *#Yuasa Trading Co., Ltd...............   174,000         90,895
 *Yuken Kogyo Co., Ltd..................    60,000         34,771
 Yuki Gosei Kogyo Co., Ltd..............    14,000         29,825
 Yukiguni Maitake Co., Ltd..............    26,000        116,296
 *Yuraku Real Estate Co., Ltd...........    39,000         51,888
 #Yurtec Corp...........................   119,000        343,844
 #Yushin Precision Equipment Co., Ltd...    15,000        244,868
 Yushiro Chemical Industry Co., Ltd.....    10,000         49,790
 Zenchiku Co., Ltd......................   126,000        134,726
 Zenrin Co., Ltd........................    49,600        314,567
 Zensho Co., Ltd........................    17,000        305,269
                                                     ------------
TOTAL COMMON STOCKS
  (Cost $422,946,842)...................              189,031,331
                                                     ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $10,985).......................                   10,920
                                                     ------------
RIGHTS/WARRANTS -- (0.0%)
 *BSL Corp. Warrants 01/30/04
   (Cost $0)............................     3,950              0
                                                     ------------
TOTAL -- JAPAN
  (Cost $422,957,827)...................              189,042,251
                                                     ------------

                                            FACE
                                           AMOUNT
                                           ------
                                           (000)
TEMPORARY CASH
  INVESTMENTS -- (2.7%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $5,280,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $5,227,200) to be
   repurchased at $5,149,519
   (Cost $5,149,000)....................  $  5,149      5,149,000
                                                     ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $428,106,827)++.................             $194,191,251
                                                     ============

--------------------

  +  See Note B to Financial Statements.
  #  Total or Partial Securities on Loan
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $430,978,629.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES         VALUE+
                                            ------         ------
AUSTRALIA -- (31.4%)
COMMON STOCKS -- (31.3%)
 *A.I., Ltd.............................      129,195   $     11,242
 A.P. Eagers, Ltd.......................       23,939         66,658
 ABC Learning...........................      133,000        191,889
 ADCorp Australia, Ltd..................      109,324         57,077
 ARB Corporation, Ltd...................      116,670        157,849
 Abigroup, Ltd..........................      129,710        150,005
 Adelaide Bank, Ltd.....................      116,153        480,577
 Adelaide Brighton, Ltd.................      876,359        526,419
 #Adsteam Marine, Ltd...................      434,628        429,433
 Adtrans Group, Ltd.....................       29,000         43,957
 *Agenix, Ltd...........................      149,379         25,577
 Alesco Corp., Ltd......................       81,261        177,915
 *Allstate Explorations NL..............       49,087          3,445
 Altium.................................      162,100        105,562
 Amalgamated Holdings, Ltd..............      266,483        372,507
 *Amity Oil NL..........................      222,481         69,943
 *Amrad Corp., Ltd......................      135,523         31,193
 *Anaconda Nickel NL....................      500,170         54,754
 *Anateus Energy, Ltd...................      193,687         10,112
 #Aquarius Platinum (Australia), Ltd....       44,452        207,625
 *Argonaut Resources NL.................        2,844            176
 *Ariadne Australia, Ltd................      270,353         33,390
 *Aspen Group, Ltd......................       15,795          1,507
 Atlas Pacific, Ltd.....................       82,585         17,618
 *AuIron Energy, Ltd....................      260,290         11,544
 *Aurora Gold, Ltd......................      226,812         26,103
 Ausdrill, Ltd..........................      103,961         22,761
 Ausmelt, Ltd...........................       36,118         16,424
 Austal, Ltd............................      356,800        224,341
 *Austar United Communications, Ltd.....      440,796         40,831
 *Austral Coal, Ltd.....................      285,300         92,896
 Australand Holdings, Ltd...............      300,000        232,416
 *#Australian Magnesium Corp., Ltd......      332,383         82,103
 Australian Pharmaceutical Industries,
   Ltd..................................      287,700        442,543
 Australian Pipeline Trust..............      124,100        176,262
 Australian Provincial Newspaper
   Holdings, Ltd........................            1              2
 *Australian Resources, Ltd.............      141,446         18,263
 *Australian Worldwide Exploration,
   Ltd..................................      308,100        153,938
 *Autron Corporation, Ltd...............      989,247        105,517
 Bank of Queensland, Ltd................      139,752        545,266
 Beach Petroleum NL.....................    1,785,506        320,757
 *Beaconsfield Gold NL..................       89,078         10,252
 *Bendigo Mining NL.....................    1,712,123        264,322
 *Beyond International, Ltd.............       61,256         13,755
 *Biota Holdings, Ltd...................       97,808         26,631
 Blackmores, Ltd........................       27,894         95,523
 *Bligh Oil & Minerals NL Issue 00......      602,266         33,473
 *Brandrill, Ltd........................       97,929          9,621
 #Brazin, Ltd...........................       98,875        106,019
 Bridgestone Australia, Ltd.............       49,000         50,065
 Bristile, Ltd..........................      276,832        393,190
 *#Burns, Philp & Co., Ltd..............    1,079,004        345,274
 #Burswood, Ltd.........................      759,819        281,527
 Cabcharge Austalia, Ltd................      196,800        351,332
 *#Caltex Australia, Ltd................      499,500        616,912
                                            SHARES         VALUE+
                                            ------         ------
 Campbell Brothers, Ltd.................       80,453   $    205,955
 *Cape Range, Ltd.......................      619,912         10,788
 Casinos Austria International, Ltd.....      258,299         84,104
 Cedar Woods Properties, Ltd............       50,913         20,007
 Cellnet Telecommunications Group,
   Ltd..................................       91,100         50,120
 *Centamin Egypt, Ltd...................      996,437        131,457
 *#Centaur Mining & Exploration, Ltd....       62,058         16,723
 Centennial Coal, Ltd...................      428,569        560,586
 Central Equity, Ltd....................      129,405        119,867
 Centro Properties, Ltd.................        5,513         12,008
 *Charter Pacific Corp., Ltd............       72,823         16,353
 *Chemeq, Ltd...........................      120,000        248,584
 *Circadian Technologies, Ltd...........       40,370         31,502
 Citect Corp., Ltd......................      109,822        141,802
 *Clifford Corp., Ltd...................      161,750              0
 Clough, Ltd............................      808,641        222,442
 Coates Hire, Ltd.......................      451,091        519,139
 Collection House, Ltd..................      176,200        295,762
 #Colorado Group, Ltd...................      128,893        204,053
 Consolidated Manufacturing Industries,
   Ltd..................................       32,784         29,079
 Consolidated Minerals, Ltd.............      233,983         81,441
 *Consolidated Paper Industries, Ltd....       68,585         33,883
 *Coplex Resources NL...................      231,400         11,691
 Coventry Group, Ltd....................       63,616        149,282
 Crane Group, Ltd.......................      105,299        478,231
 *Croesus Mining NL.....................      798,235        367,460
 *Cudgen RZ, Ltd........................       36,650          3,909
 *Dalrymple Resources NL................       75,462         75,407
 Danks Holdings, Ltd....................       10,425         56,067
 Davnet, Ltd............................      181,293         64,119
 *Denehurst, Ltd........................       95,000          3,893
 Devine, Ltd............................      168,183         40,599
 *Diamin Resources NL...................      212,131         10,718
 *Dominion Mining, Ltd..................      168,015         58,480
 Downer Group, Ltd......................      383,159        114,004
 *Easycall International, Ltd...........      177,300          5,425
 *Ecorp, Ltd............................    1,301,988        277,751
 *Emporer Mines, Ltd....................      120,600         41,976
 Energy Developments, Ltd...............      164,549        211,542
 *Energy World Corp., Ltd...............      325,630          5,850
 Envestra, Ltd..........................      300,200        158,418
 Environmental Solutions International,
   Ltd..................................       67,364         10,778
 Equigold NL............................      225,700        103,899
 FKP, Ltd...............................      142,602        116,080
 Fantastic Holdings, Ltd................      121,000        131,102
 Fleetwood Corp., Ltd...................       45,767         73,739
 *Forest Place Group, Ltd...............       85,192         11,956
 Freedom Group, Ltd.....................      196,495        217,312
 Futuris Corp., Ltd.....................      316,000        234,167
 GRD NL.................................      379,594        213,101
 GUD Holdings, Ltd......................      114,428        240,896
 GWA International, Ltd.................      415,102        577,926
 Gazal Corp., Ltd.......................       71,177         86,310
 *Geo2 Limited..........................       25,261          5,531
 *Gold Aura.............................        2,635            174
 *Golden West Refining Corp., Ltd.......       17,330          3,502

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Goldstream Mining NL..................       90,901   $     34,701
 Gowing Bros., Ltd......................       55,880         58,977
 Gowing Retail, Ltd.....................        3,796          1,279
 *Gradipore, Ltd........................       86,855         44,859
 #Graincorp, Ltd. Series A..............       74,500        401,925
 #Grand Hotel Group.....................      369,971        120,465
 Great Southern Plantations, Ltd........      345,000        118,145
 *Green's Foods, Ltd....................       66,082         18,920
 Gunns, Ltd.............................       83,239        397,202
 *Gympie Gold, Ltd......................      289,330        125,069
 *HIH Insurance, Ltd....................      791,605         77,770
 Hamilton Island, Ltd...................       52,600         78,252
 Hancock and Gore, Ltd..................       60,638         43,233
 *Hardman Resources NL..................      717,859        221,650
 *Hartleys, Ltd.........................       84,981         18,129
 *Health Communication Network, Ltd.....      106,000         31,539
 Healthscope, Ltd.......................      127,373        155,168
 Henry Walker Group, Ltd................      287,948        140,637
 *Herald Resources, Ltd.................       69,910         16,876
 Hills Industries, Ltd..................      247,400        427,775
 Housewares International, Ltd..........      265,942        288,144
 *Hutchison Telecommunications
   (Australia), Ltd.....................    1,255,400        162,097
 IInet, Ltd.............................       65,200         34,773
 ION, Ltd...............................      342,085        391,769
 Infomedia, Ltd.........................      598,900        292,509
 Institute of Drug Technology Australia,
   Ltd..................................       44,372         58,539
 *Intellect Holdings, Ltd...............      403,028         65,614
 *Ixla, Ltd.............................       89,921          1,161
 Jones (David), Ltd.....................      767,972        461,312
 Jubilee Gold Mines NL..................      224,549        179,005
 KTS Corp., Ltd.........................       43,000         66,626
 Kaz Group, Ltd.........................    1,495,748        188,932
 *Keycorp, Ltd..........................       67,609         44,787
 *Kidston Gold Mines, Ltd...............       49,260          6,222
 *Kimberley Diamond Co. NL..............      182,966         48,276
 Kingsgate Consolidated NL..............      132,456        232,745
 *Kresta Holdings, Ltd..................       56,700          6,048
 Lemarne Corp., Ltd.....................       20,790         22,059
 *MYOB, Ltd.............................      463,100        155,988
 *MacMahon Holdings, Ltd................      192,179         21,038
 Magellan Petroleum Australia, Ltd......       32,760         29,426
 Maryborough Sugar Factory, Ltd.........          600          2,088
 *Matrix Oil NL.........................      557,000         13,759
 Maxi-Cube, Ltd.........................      149,412         23,905
 McConnell Dowell Corp., Ltd............       62,776         49,339
 McGuigan (Brian) Wines, Ltd............      241,677        651,241
 McPherson's, Ltd.......................       63,412         78,674
 *Metal Storm, Ltd......................      406,669        118,716
 Mia Group, Ltd.........................      237,000         90,474
 *Micromedical Industries, Ltd..........      237,161        117,163
 #Miller's Retail, Ltd..................      439,290        434,040
 Monadelphous Group, Ltd................       18,988         31,339
 *Mosaic Oil NL.........................      387,324         31,529
 *Namoi Cotton Cooperative, Ltd.........      135,353         21,276
 National Can Industries, Ltd...........       97,017         55,009
 Neverfail Springwater, Ltd.............      159,496        201,464
 *New Lifecare Health, Ltd..............        4,032            190
 *New Tel, Ltd..........................      118,238          3,053
 *Normans Wine, Ltd.....................       35,848          2,214
 *Novogen, Ltd..........................      176,419        205,013
                                            SHARES         VALUE+
                                            ------         ------
 *Novus Petroleum, Ltd..................      339,634   $    196,387
 Nufarm, Ltd............................      391,902        706,233
 OPSM Protector, Ltd....................      264,309        504,494
 Oamps, Ltd.............................      130,371        166,871
 Oil Company of Australia, Ltd..........       51,800         93,056
 *Orbital Engine Corp., Ltd.............      537,358         54,300
 Oroton International, Ltd..............       38,427         97,077
 *Oxiana Resources NL...................      982,000        201,219
 *PMP Communications, Ltd...............      821,871        205,319
 Pacific Group, Ltd.....................      279,219        584,681
 Pacific Hydro, Ltd.....................      364,003        617,131
 *Pan Pacific Petroleum NL..............      327,800         23,003
 Pan Pharmaceuticals, Ltd...............      322,766        251,865
 *Payce Consolidated, Ltd...............       18,000         10,004
 *Peptide Technology, Ltd...............      281,015        130,940
 *Perilya Mines NL......................      263,500         71,744
 Permanent Trustee Co., Ltd.............       20,052         95,122
 Peter Lehmann Wines, Ltd...............       35,586         69,722
 *Petsec Energy, Ltd....................       97,992         13,203
 *Pima Mining NL........................      656,061         40,514
 *Plantcorp NL..........................        4,329              0
 Plaspak Group, Ltd.....................       91,050         52,137
 *Polartechnics, Ltd....................       43,405         43,861
 *Port Douglas Reef Resorts, Ltd........      251,655         14,128
 Portman Mining, Ltd....................      318,890        204,085
 *Precious Metals Australia, Ltd........       10,606            435
 *Preston Resources NL..................       64,000          9,701
 Primary Health Care, Ltd...............      184,843        306,119
 Prime Television, Ltd..................      172,440        166,507
 *Progen Industries, Ltd................       24,788         11,341
 *Programmed Maintenance Service,
   Ltd..................................      114,000        129,917
 Queensland Cotton Holdings, Ltd........       39,866         67,589
 *Quiktrak Networks, Ltd................      740,124         11,218
 Ramsay Health Care, Ltd................      177,900        356,541
 Raptis Group, Ltd......................       12,000          1,650
 Rebel Sport, Ltd.......................       88,284        107,549
 Reece Australia, Ltd...................      160,500        572,156
 *Reinsurance Australia Corp., Ltd......      399,993         37,051
 *Resolute Mining, Ltd..................      287,264         96,760
 Ridley Corp., Ltd......................      580,583        449,789
 *Roc Oil Co., Ltd......................      200,700        164,500
 Rock Building Society, Ltd.............       11,373         20,303
 Rural Press, Ltd.......................      219,756        610,677
 SPC, Ltd...............................      323,082        223,092
 Sabre Group, Ltd.......................       40,702         39,530
 Schaffer Corp., Ltd....................       33,766        232,779
 Select Harvests, Ltd...................       43,099         78,635
 Servcorp, Ltd..........................      156,000        126,987
 #Sigma Co., Ltd........................       69,800        172,414
 *Silex System, Ltd.....................      235,100         72,591
 #Simsmetal, Ltd........................      168,578        685,180
 Singleton Group, Ltd...................      228,620        369,634
 Skilled Engineering, Ltd...............      136,072        122,223
 *Solution 6 Holdings, Ltd..............      402,138         85,787
 #Southern Cross Broadcasting
   (Australia), Ltd.....................      139,702        682,319
 *Southern Pacific Petroleum NL.........      698,740        109,835
 Southern Star Group, Ltd...............      187,907         58,019
 *Spectrum Network Systems, Ltd. Series
   B....................................    1,338,446         44,332
 *St. Barbara Mines, Ltd................      375,500         24,242

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Star Games, Ltd.......................      132,410   $     86,970
 *Straits Resources, Ltd................       56,534         11,743
 *Strategic Minerals Corp. NL...........      358,100         41,212
 *Striker Resources NL..................      349,594         13,738
 Sunland Group, Ltd.....................       75,095         22,765
 Sydney Aquarium, Ltd...................       24,135         57,448
 *Symex Holdings, Ltd...................      163,000         75,951
 Tab Queensland, Ltd....................      187,300        479,477
 Tandou, Ltd............................        3,410          2,201
 *Tap Oil, Ltd..........................      193,100        160,439
 *Tassal, Ltd...........................       96,243         14,318
 Technology One, Ltd....................      587,800         97,346
 Tempo Service, Ltd.....................      184,359        193,540
 Thakral Holdings Group.................    1,304,383        454,007
 The Gribbles Group, Ltd................      780,300        249,690
 Ticor, Ltd.............................      455,148        370,498
 Timbercorp, Ltd........................      250,258         77,271
 *Titan Resources NL....................       50,000          3,509
 *Tooth & Co., Ltd......................      153,000         15,890
 Transfield Services, Ltd...............      238,000        354,069
 Triako Resources, Ltd..................        5,400          4,244
 Troy Resources NL......................       72,048         68,356
 United Construction Group, Ltd.........      138,399        202,009
 *Valdera Resources, Ltd................        5,531            206
 *VeCommerce, Ltd.......................       13,680          9,216
 *Victoria Petroleum NL.................      347,973          3,516
 Villa World, Ltd.......................      134,700         52,934
 *#Village Roadshow, Ltd................      436,313        328,222
 *Virotec International NL..............      142,891         21,258
 Vision Systems, Ltd....................      300,353        171,988
 Volante Group, Ltd.....................      125,700         78,329
 *Vos Industries, Ltd...................        2,724            222
 Waterco, Ltd...........................       22,304         18,156
 Watpac, Ltd............................      122,796         24,817
 Wattyl, Ltd............................      156,801        271,122
 *Webster, Ltd..........................       33,551          8,570
 *Western Metals, Ltd...................      385,787          5,631
 White (Joe) Maltings, Ltd..............       30,003         54,741
 Wide Bay Capricorn Building Society,
   Ltd..................................       26,958         92,317
 *Williams (R.M.) Holdings, Ltd.........       24,075         13,515
 *Yates, Ltd............................       60,281          3,723
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $51,793,130)....................                  37,863,042
                                                        ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $63,483).......................                      63,977
                                                        ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2% Class A
   (Cost $59,969).......................       55,477         23,981
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Advanced Engine Components, Ltd.
   Options 12/31/02.....................       11,369              6
 *Amity Oil, Ltd. Options 09/04/04......       55,621          3,903
 *Argonaut Resources NL Options
   06/30/07.............................        8,532            101
 *Australian Magnesium Corp., Ltd.
   Options 07/31/05.....................       13,346            543
 *Axon Instruments, Inc. Options Open
   Pay Date.............................       16,148              0
                                            SHARES         VALUE+
                                            ------         ------
 *Beach Petroleum NL Options 05/31/05...       13,275   $          0
 *Central Equity, Ltd. Options
   04/30/05.............................        6,162             86
 *Didasko, Ltd. Options 11/30/02........        1,310              1
 *Quantum Resources, Ltd. Rights
   12/20/02.............................      115,007              0
 *Quiktrak Networks, Ltd. Options
   12/31/04.............................      158,598            356
 *Quiktrak Networks, Ltd. Warrants
   12/31/04.............................      185,031              0
 *Striker Resources NL Rights 12/11/02..      116,531              0
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $98)............................                       4,996
                                                        ------------
TOTAL -- AUSTRALIA
  (Cost $51,916,680)....................                  37,955,996
                                                        ------------
HONG KONG -- (27.9%)
COMMON STOCKS -- (27.9%)
 ABC Communications (Holdings), Ltd.....      930,000         27,786
 ALCO Holdings, Ltd.....................      602,000         88,000
 *APT Satellite Holdings, Ltd...........      354,000         74,444
 *Acme Landis Holdings, Ltd.............      170,000          2,158
 Aeon Credit Service (Asia) Co., Ltd....      360,000        129,253
 *Akai Holdings, Ltd....................    4,273,327         14,247
 *Allied Group, Ltd.....................    7,298,000        346,247
 *Allied Properties (Hong Kong), Ltd....   10,179,000        317,170
 *Anex International Holdings, Ltd......      152,000            780
 *Applied China, Ltd....................    1,036,250          8,637
 *Applied International Holdings,
   Ltd..................................    1,243,000         18,170
 Arts Optical International Holdings,
   Ltd..................................      164,000         38,904
 *Asia Aluminum Holdings, Ltd...........    2,460,000        208,190
 *Asia Commercial Holdings, Ltd.........       72,800          2,194
 Asia Financial Holdings, Ltd...........    1,976,908        273,773
 *Asia Logistics Technologies, Ltd......    2,214,000         21,008
 *Asia Securities International, Ltd....    2,386,600         51,413
 *Asia Standard International Group,
   Ltd..................................    2,870,000         91,635
 *Asia Tele-Net & Technology Corp.,
   Ltd..................................   10,520,000         13,489
 Associated International Hotels, Ltd...      898,000        460,593
 *Beijing Development (Hong Kong),
   Ltd..................................      166,000         19,583
 *Bossini International Holdings,
   Ltd..................................      228,750          8,213
 Bright International Group, Ltd........      302,000         34,852
 Burwill Holdings, Ltd..................    2,059,200        198,034
 CCT Telecom Holdings, Ltd..............      472,970         48,518
 *CEC International Holdings, Ltd.......      210,000          3,716
 CNPC (Hong Kong), Ltd..................    2,490,000        169,222
 *CNT Group, Ltd........................    3,078,000         38,284
 Cafe de Coral Holdings, Ltd............      594,000        388,452
 *Capetronic International Holdings,
   Ltd..................................      292,490         29,629
 *Cash Financial Services Group, Ltd....        4,503            104
 *Catic International Holdings, Ltd.....    3,290,000         54,843
 *Cct Technology Holdings Limited.......      227,010            437
 *Celestial Asia Securities Holdings,
   Ltd..................................      128,036          8,127
 *Central China Enterprises, Ltd........    2,104,000          8,633
 Champion Technology Holdings, Ltd......      971,557        144,513
 #Chen Hsong Holdings, Ltd..............    1,515,000        287,511

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Cheuk Nang Technologies (Holdings),
   Ltd..................................   11,250,120   $     21,639
 *Cheung Tai Hong Holdings, Ltd.........    2,018,400         11,388
 *Cheung Wah Development Co., Ltd.......    1,434,000         26,662
 Chevalier (OA) International, Ltd......    1,776,251         38,720
 *Chevalier Construction Holdings,
   Ltd..................................      131,203          1,346
 Chevalier International Holdings,
   Ltd..................................    3,235,513        203,292
 *China Aerospace International
   Holdings, Ltd........................    2,430,000        101,268
 *China Bio-Medical Group Limited.......      415,000          4,789
 *China Digicontent Co., Ltd............    2,710,000          3,475
 *China Everbright International,
   Ltd..................................    1,975,000         46,851
 *China Everbright Technology, Ltd......    3,244,000        131,030
 China Foods Holdings, Ltd..............    1,158,000        319,248
 China Hong-Kong Photo Products
   Holdings, Ltd........................    2,338,000        170,883
 *China Investments Holdings, Ltd.......      210,000          7,809
 China Motor Bus Co., Ltd...............       74,000        474,441
 *China Online (Bermuda), Ltd...........   10,580,000         39,343
 China Pharmaceutical Enterprise and
   Investment Corp., Ltd................    2,444,000        372,931
 China Rare Earth Holdings, Ltd.........      700,000         78,988
 #China Resources Beijing Land, Ltd.....    1,288,000        148,641
 *China Sci-Tech Holdings, Ltd..........    2,786,000         12,861
 *China Star Entertainment, Ltd.........       50,292          3,063
 *China Strategic Holdings, Ltd.........      376,000          5,303
 Chinney Investments, Ltd...............    1,144,000         44,741
 Chow Sang Sang Holdings International,
   Ltd..................................    1,098,400        166,197
 Chuangs China Investments, Ltd.........    1,347,000         43,181
 Chuang's Consortium International,
   Ltd..................................    1,858,884         35,039
 Chun Wo Holdings, Ltd..................    1,671,917         53,596
 *Climax International Co., Ltd.........      296,000            873
 *Compass Pacific Holdings, Ltd.........      416,000          5,441
 Continental Holdings, Ltd..............       98,825          8,870
 *Continental Mariner Investment Co.,
   Ltd..................................    1,629,000         99,219
 Coslight Technology International
   Group, Ltd...........................      466,000        111,740
 *Cosmos Machinery Enterprises, Ltd.....    1,024,000         35,452
 *Crocodile Garments, Ltd...............    1,539,000         26,838
 Cross Harbour Tunnel Co., Ltd..........      365,603        155,877
 *Culturecom Holdings, Ltd..............    2,161,000         64,287
 *Cybersonic Technology, Ltd............      193,000          1,732
 *Dah Hwa International Holdings, Ltd...      780,000          5,201
 Dickson Concepts International, Ltd....      222,000         49,532
 *Digital China Holdings, Ltd...........      639,000        194,601
 Dynamic Holdings, Ltd..................      244,000         31,287
 *E-Kong Group Ltd New..................      112,066          1,724
 *Easyknit International Holdings,
   Ltd..................................      282,860          4,425
 *Eforce Holdings, Ltd..................    2,620,000         72,566
 *Egana Jewelry and Pearls..............      331,789         57,435
 *#Eganagoldfeil Holdings Ltd...........    1,976,620        385,254
 Elec & Eltek International Holdings,
   Ltd..................................    3,078,790        378,994
 *Emperor International Holdings, Ltd...      644,369         23,548
 *Essential Enterprises Co., Ltd........      320,000          7,427
 *Extrawell Pharmaceutical Holdings,
   Ltd..................................    3,220,000         88,772
 *Fairwood Holdings, Ltd................       42,600          4,370
 *Fairyoung Holdings, Ltd...............    1,446,000         13,535
                                            SHARES         VALUE+
                                            ------         ------
 Far East Consortium International,
   Ltd..................................    1,641,378   $     75,769
 *Far East Hotels & Entertainment,
   Ltd..................................    1,853,000         66,529
 *Far East Pharmaceutical Technology
   Co., Ltd.............................      640,000        149,359
 *First Sign International Holdings,
   Ltd..................................    1,050,000         20,600
 Fong's Industries Co., Ltd.............      962,000        226,973
 *Forefront International Holdings,
   Ltd..................................      658,000        261,558
 *Founder Holdings, Ltd.................    1,374,000        135,662
 Fountain Set Holdings, Ltd.............    1,274,000        620,774
 Four Seas Frozen Food Holdings, Ltd....      347,184         22,704
 Four Seas Mercantile Holdings, Ltd.....      592,000        225,834
 *Fourseas.Com, Ltd.....................    5,242,000        151,238
 *Fushan Holdings, Ltd..................    2,566,000        133,258
 GZI Transport, Ltd.....................      448,000         66,063
 *Geomaxima Holdings, Ltd...............    5,810,000        150,490
 Global Tech (Holdings), Ltd............    5,612,000        156,875
 Glorious Sun Enterprises, Ltd..........    1,066,000        209,136
 Gold Peak Industries (Holdings), Ltd...    1,059,250        148,049
 Golden Resources Development
   International, Ltd...................    1,456,500         71,904
 *Gold-Face Holdings, Ltd...............    2,003,600        151,581
 Goldlion Holdings, Ltd.................    2,052,000        107,880
 Golik Holdings, Ltd....................    1,536,500         61,077
 Good Fellow Group, Ltd.................    3,488,000        110,025
 Grande Holdings, Ltd...................      380,000        350,830
 *Great Wall Electronic International,
   Ltd..................................   15,795,170         20,254
 *Group Sense (International), Ltd......    2,062,000         47,593
 Guangdong Brewery Holdings, Ltd........    1,742,000        108,335
 *Guangnan Holdings, Ltd................    4,146,000         53,163
 *Guangzhou Investment Co., Ltd.........    4,290,000        250,293
 HKCB Bank Holding Co., Ltd.............    1,130,000         84,040
 *HKR International, Ltd................    1,884,860        352,868
 *Hang Fung Gold Technology, Ltd........    4,580,000         47,570
 *Hanny Holdings, Ltd...................    5,466,336         28,037
 Harbour Centre Development, Ltd........      784,000        507,678
 Henderson China Holdings, Ltd..........      911,000        344,605
 *Heng Fung Holdings Co., Ltd...........    1,050,000          8,751
 High Fashion International, Ltd........      268,000         33,678
 *Hikari Tsushin International, Ltd.....    5,800,000         84,040
 *Hon Kwok Land Investment Co., Ltd.....    2,290,145         45,517
 Hong Kong Ferry (Holdings) Co., Ltd....      671,300        494,954
 *Hong Kong Parkview Group, Ltd.........    1,130,000         82,591
 *Hop Hing Holdings, Ltd................      660,265         27,939
 *Hsin Chong Construction Group, Ltd....    1,569,658         54,344
 *Hualing Holdings, Ltd.................    1,344,000         47,393
 *Hudson Holdings, Ltd..................      256,000         24,620
 Hung Hing Printing Group, Ltd..........      934,442        596,109
 IDT International, Ltd.................    4,028,486        402,918
 *ITC Corp., Ltd........................      466,157         11,716
 *Ideal Pacific Holdings, Ltd...........      838,000         12,680
 *Imgo, Ltd.............................    1,464,000        140,794
 Imi Global Holdings....................       91,600          8,574
 *Innovative International (Holdings),
   Ltd..................................    1,474,003          5,481
 *Interform Ceramics Technologies,
   Ltd..................................    1,104,000          1,416
 International Bank of Asia, Ltd........    2,615,714        647,334
 International Pipe, Ltd................    2,309,660        145,119
 *Island Dyeing & Printing Co., Ltd.....      444,000            797
 JCG Holdings, Ltd......................    1,048,333        517,536

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 K Wah International Holdings, Ltd......    4,341,885   $    356,319
 *KPI Co., Ltd..........................      264,000          3,588
 KTP Holdings, Ltd......................      180,400          7,402
 *Kader Holdings Co., Ltd...............      545,600          9,095
 Karrie International Holdings, Ltd.....       66,000         15,826
 Keck Seng Investments (Hong Kong),
   Ltd..................................      858,600        104,591
 Kee-Shing Holdings Co., Ltd............      886,000         51,124
 *Kin Yat Hldgs.........................      304,000         62,370
 *King Fook Holdings, Ltd...............    1,000,000         35,904
 Kingboard Chemical Holdings, Ltd.......      926,000        658,999
 Kingmaker Footwear Holdings, Ltd.......    1,058,750        271,521
 *Kong Sun Holdings, Ltd................    2,198,000         49,886
 Kowloon Development Co., Ltd...........      517,000        245,286
 *Kumagai Gumi Hong Kong, Ltd...........      970,000         47,886
 *Kwong Sang Hong International, Ltd....    1,434,000         34,569
 Kwoon Chung Bus Holdings, Ltd..........      556,000         57,036
 *Lai Sun Development Co., Ltd..........    2,970,000         13,710
 *Lai Sun Garment (International),
   Ltd..................................    2,325,000         36,968
 *Lam Soon (Hong Kong), Ltd.............      302,310         93,035
 *Lamex Holdings, Ltd...................    3,628,800         29,315
 *Le Saunda Holdings, Ltd...............      236,000         11,045
 *Leading Spirit High-Tech Holdings Co.,
   Ltd..................................    2,310,000          2,962
 Leefung-Asco Printers Holdings, Ltd....      144,000         13,295
 *Leung Kee Holdings, Ltd...............    9,814,000         75,505
 *LifeTec Group, Ltd....................      922,000         18,916
 *Lippo, Ltd............................    1,074,760         95,091
 Liu Chong Hing Bank, Ltd...............      365,000        325,281
 Liu Chong Hing Investment, Ltd.........      635,200        323,764
 *Logic International Holdings, Ltd.....    1,296,000         93,062
 Luks Industrial Group, Ltd.............      645,555         77,811
 Lung Kee (Bermuda) Holdings, Ltd.......      857,500        139,643
 *Mae Holdings, Ltd.....................    2,220,000         57,502
 *Magnum International Holdings, Ltd....      300,000          3,847
 *Mansion Holdings, Ltd.................    1,420,360          4,007
 *Mansion House Group, Ltd..............      578,200         10,973
 *Mei Ah Entertainment Group, Ltd.......    1,142,000         26,651
 Melbourne Enterprises, Ltd.............       45,500        145,859
 Midland Realty (Holding), Ltd..........      496,000         41,340
 *Millennium Group, Ltd.................      928,000         14,041
 *Min Xin Holdings, Ltd.................      987,200         93,674
 Moulin International Holdings, Ltd.....      699,274        224,165
 *Mui Hong Kong, Ltd....................    1,845,000         12,066
 Nanyang Holdings, Ltd..................      137,500         82,867
 *National Electronics Holdings, Ltd....    2,156,000         22,117
 *New China Merchants Dichain...........    3,520,000         76,280
 New Island Printing Holdings, Ltd......      176,000         15,798
 New World China Land, Ltd..............      702,800        120,758
 *New World Cyberbase, Ltd..............       25,220             61
 *New World Infrastructure, Ltd.........    1,065,400        267,762
 *Next Media, Ltd.......................      124,000         28,461
 Ngai Lik Industrial Holdings, Ltd......    1,556,000        399,043
 *Nph International Holdings, Ltd.......    1,834,000        169,322
 *Ocean Information Holdings, Ltd.......      122,000          2,190
 *Onfem Holdings, Ltd...................    1,922,000         76,400
 *Oriental Metals Holdings Co., Ltd.....    1,237,800         14,285
 Oriental Press Group, Ltd..............    4,080,600        648,823
 Pacific Andes International Holdings,
   Ltd..................................      156,000         14,202
 *Pacific Century Insurance Holdings,
   Ltd..................................      708,000        136,177
                                            SHARES         VALUE+
                                            ------         ------
 *Pacific Concord Holding, Ltd..........    3,284,758   $    170,584
 *Pacific Plywood Holdings, Ltd.........   10,210,000         13,092
 Paul Y. ITC Construction Holdings,
   Ltd..................................      704,345         24,837
 *Peace Mark Holdings, Ltd..............    1,013,718         35,746
 *Pearl Oriental Holdings, Ltd..........   17,004,000         26,165
 Pegasus International Holdings, Ltd....      226,000         24,922
 *Perfect Treasure Holdings, Ltd........      642,000         33,340
 Perfectech International Holdings,
   Ltd..................................      571,450         46,164
 Pico Far East Holdings, Ltd............    1,190,000         47,303
 *Playmate Toys Holdings, Ltd...........    1,585,000         50,810
 Pokfulam Development Co., Ltd..........      234,000         45,308
 *Poly Investments Holdings, Ltd........    2,670,000         52,040
 Prestige Properties Holdings, Ltd......      965,000         35,884
 Prime Succession, Ltd..................      768,000         10,537
 *Prosper Evision, Ltd..................       96,000          1,871
 *Proview International Holdings, Ltd...      944,000         52,050
 *QPL International Holdings, Ltd.......    1,191,000        313,073
 *Quality Healthcare Asia, Ltd..........    1,338,000         31,912
 Raymond Industrial, Ltd................      605,400         63,656
 Realty Development Corp, Ltd...........      475,000        146,179
 *Regal Hotels International Holdings,
   Ltd..................................    3,386,000         30,827
 *Rexcapital International Holdings,
   Ltd..................................    1,272,905         29,380
 *Riche Multi-Media Holdings, Ltd.......      706,000        294,218
 *Rivera Holdings, Ltd..................    3,620,000        139,255
 Road King Infrastructure, Ltd..........      449,000        201,509
 *Roadshow Holdings, Ltd................    1,456,000        263,246
 *Rockapetta Holdings, Ltd..............      480,000          8,617
 *S.A.S.Dragon Holdings, Ltd............    1,696,000        115,261
 SA SA International Holdings, Ltd......    1,134,000         95,970
 Safety Godown Co., Ltd.................      408,000        175,261
 Saint Honore Holdings, Ltd.............      128,000         10,669
 San Miguel Brewery Hong Kong, Ltd......      930,800        238,708
 Sea Holdings, Ltd......................    1,068,000        131,469
 *Seapower International Holdings,
   Ltd..................................      854,000          3,395
 *Seapower Resources International,
   Ltd..................................    2,528,000          8,752
 Shaw Brothers Hong Kong, Ltd...........      325,000        287,550
 Shell Electric Manufacturing (Holdings)
   Co., Ltd.............................    1,255,000        149,661
 Shenyin Wanguo (Hong Kong), Ltd........      847,500         82,591
 *Shenzhen International Holdings,
   Ltd..................................    6,187,500        198,352
 *Shougang Concord Century Holdings,
   Ltd..................................    1,292,000         37,441
 *Shougang Concord Grand (Group),
   Ltd..................................    1,701,000        115,601
 *Shougang Concord International
   Enterprises Co., Ltd.................    4,166,000        133,549
 *Shougang Concord Technology Holdings,
   Ltd..................................    1,647,914        114,106
 Shui On Construction & Materials,
   Ltd..................................      282,000        180,801
 *Shun Ho Construction (Holdings),
   Ltd..................................    1,037,452         12,372
 *Shun Ho Resources Holdings, Ltd.......      483,000          7,742
 *Shun Shing Holdings, Ltd..............    2,573,600        136,952
 Shun Tak Holdings, Ltd.................    4,277,500        948,892
 Silver Grant International Industries,
   Ltd..................................    2,087,000        179,299
 *Sincere Co., Ltd......................      505,500         15,881
 Singamas Container Holdings, Ltd.......      838,000        164,405

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 *Sino Foundations Holdings, Ltd........    1,692,000   $     47,514
 *Sinocan Holdings, Ltd.................      350,000          1,750
 Sinopec Kantons Holdings, Ltd..........      414,000         38,222
 *Skynet (International Group) Holdings,
   Ltd..................................      244,240            313
 *Solartech New Shares..................       49,600          1,514
 *Sound International, Ltd..............    3,931,200         63,011
 South China Brokerage Co., Ltd.........    4,872,000         25,614
 *South China Industries, Ltd...........    1,124,000         24,502
 *South Sea Development Co., Ltd........   19,383,158         89,476
 Southeast Asia Properties & Finance,
   Ltd..................................      263,538         40,213
 *Starlight International Holdings,
   Ltd..................................    5,245,170         28,248
 *Stelux Holdings International, Ltd....    1,307,702         36,387
 *Styland Holdings, Ltd.................      101,808            705
 Sun Hing Vision Group Holdings, Ltd....      206,000         54,811
 Sun Hung Kai & Co., Ltd................    3,338,600        449,505
 *Sunday Communications, Ltd............    4,441,000         79,724
 *Sunway International Holdings, Ltd....      866,000         17,989
 *Suwa International Holdings, Ltd......    1,062,000         25,874
 TCC International Holdings, Ltd........      678,000         69,550
 *Tack Hsin Holdings, Ltd...............      542,000         62,549
 Tai Cheung Holdings, Ltd...............    1,445,000        218,640
 Tai Fook Securities Group, Ltd.........      102,000         11,510
 Tai Sang Land Development, Ltd.........      627,984        130,450
 Tak Sing Alliance Holdings, Ltd........    2,909,865         88,057
 *Tak Wing Investment Holdings, Ltd.....      432,800         17,759
 #Tan Chong International, Ltd..........      666,000         88,815
 *Tem Fat Hing Fung (Holdings), Ltd.....    5,488,000          9,148
 *Termbray Industries International
   (Holdings), Ltd......................    2,304,900        112,309
 Tern Properties Co., Ltd...............       61,200          9,809
 *Tian An China Investments Co., Ltd....    7,301,750        103,928
 Tian Teck Land, Ltd....................    1,098,000        246,389
 Tianjin Development Holdings, Ltd......      506,000        117,438
 *Tomorrow International Holdings,
   Ltd..................................    1,650,000         15,868
 *Top Form International, Ltd...........    1,586,000         96,600
 Trans-Ocean (International), Ltd.......      860,000         65,063
 *Triplenic Holdings, Ltd...............    2,378,000         25,004
 Tristate Holdings, Ltd.................      138,000         22,119
 Truly International Holdings, Ltd......    1,014,000        325,056
 *Tung Fong Hung Holdings, Ltd..........    3,473,235         15,588
 Tungtex (Holdings) Co., Ltd............      788,000        201,076
 Tysan Holdings, Ltd....................    1,040,773         22,421
 USI Holdings, Ltd......................      928,999         84,577
 *United Power Investment, Ltd..........    1,664,000         22,404
 *Universal Holdings Ltd................    2,770,000         11,721
 *Universe International Holdings,
   Ltd..................................      382,226         14,213
 Van Shung Chong Holdings, Ltd..........      854,400         87,646
 *Vanda Systems & Communications
   Holdings, Ltd........................      644,000         41,289
 Varitronix International, Ltd..........      256,263        152,799
 Veeko International Holdings, Ltd......    1,420,000         13,656
 *Victory City International Holdings,
   Ltd..................................      492,000         70,658
 Vitasoy International Holdings, Ltd....    1,033,000        190,741
 Wah Ha Realty Co., Ltd.................      278,600         24,292
 *Wah Nam International.................       38,696          1,032
 Wai Kee Holdings, Ltd..................    1,562,738        128,247
 *Wang ON Group Ltd New.................       46,440          3,394
 *Winfoong International, Ltd...........    1,210,000         23,739
 *Wing Fai International, Ltd...........    3,380,000         29,472
                                            SHARES         VALUE+
                                            ------         ------
 Wing On Co. International, Ltd.........      565,000   $    293,416
 Wing Shan International, Ltd...........      896,000         32,170
 *Winsan China Investment Group, Ltd....    1,296,000          7,811
 Wong's International (Holdings), Ltd...      400,641         51,887
 *Wonson International Holdings, Ltd....    4,040,000         21,758
 World Houseware (Holdings), Ltd........      605,700         19,106
 *Xinao Gas Holdings, Ltd...............    1,094,000        218,838
 YGM Trading, Ltd.......................      228,000        131,561
 Yangtzekiang Garment Manufacturing Co.,
   Ltd..................................      405,000         62,318
 *Yanion International Holdings, Ltd....      118,000         12,559
 Yaohan International Caterers, Ltd.....      512,000         32,170
 *Yaohan International Holdings, Ltd....      974,000              0
 *Yau Lee Holdings, Ltd.................      534,000         11,504
 *Yiu Wing International Holdings,
   Ltd..................................    1,404,200         21,967
 *Yugang International, Ltd.............   11,916,000         42,783
 *Yunnan Enterprises Holdings, Ltd......      240,000         14,156
 *eSun Holdings, Ltd....................      653,600         17,600
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $71,399,012)....................                  33,738,075
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied China, Ltd. Warrants
   04/30/04.............................      207,250            266
 *Applied International Holdings, Ltd.
   Warrants 04/30/04....................      248,600            319
 *Champion Technology Holdings, Ltd.
   Warrants 01/06/03....................    4,814,802          6,174
 *Climax International Co., Ltd.
   Warrants 02/08/04....................       59,200             76
 *E-Kong Group, Ltd. Rights 12/13/02....      112,066              0
 *Isteelasia.com, Ltd. Warrants
   06/17/05.............................      133,457            479
 *Paul Y. ITC Construction Holdings,
   Ltd. Warrants 08/29/03...............      133,689            171
 *South China Brokerage Co., Ltd. Rights
   06/21/03.............................      974,400          1,249
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       8,734
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $5,311)........................                       5,311
                                                        ------------
TOTAL -- HONG KONG
  (Cost $71,404,323)....................                  33,752,120
                                                        ------------
SINGAPORE -- (25.8%)
COMMON STOCKS -- (25.8%)
 ASA Group Holdings, Ltd................      586,000         94,553
 *Acma, Ltd.............................    3,040,700        120,504
 *Alliance Technology & Development,
   Ltd..................................      156,000          9,274
 #Amtek Engineering, Ltd................      540,625        345,864
 *Apollo Enterprises, Ltd...............      193,000         65,560
 *Armstrong Industrial Corp.............    1,460,000         45,462
 #Benjamin (F.J.) Holdings, Ltd.........    1,095,000        201,478
 Bonvests Holdings, Ltd.................      825,000        191,500
 *Brilliant Manufacturing, Ltd..........      579,000         78,672
 Bukit Sembawang Estates, Ltd...........       71,334        428,088
 *CK Tang, Ltd..........................      614,000         67,785
 *CSE Systems & Engineering, Ltd........      984,000        217,265
 CWT Distribution, Ltd..................      461,500        184,201
 Central Properties, Ltd................       66,000        695,004

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
 Cerebos Pacific, Ltd...................      176,000   $    202,274
 Chemical Industries (Far East), Ltd....      105,910         52,766
 Chip Eng Seng Corp., Ltd...............    1,420,000        100,491
 Chosen Holdings, Ltd...................      829,000         93,867
 Chuan Hup Holdings, Ltd................    4,116,000      1,141,832
 Chuan Soon Huat Industrial Group,
   Ltd..................................      614,000        145,998
 Clipsal Industries Holdings, Ltd.......      129,656        178,373
 #Comfort Group, Ltd....................    2,469,000      1,097,290
 *Compact Metal Industries, Ltd.........      643,000         20,022
 Cosco Investment, Ltd..................    2,783,000        283,607
 Courts Singapore, Ltd..................      495,000        151,332
 *ECS Holdings, Ltd.....................    1,375,000        361,981
 Eagle Brand Holdings, Ltd..............    3,390,000        307,079
 #Eastern Asia Technology, Ltd..........    1,140,500        319,618
 Eastgate Technology, Ltd...............      870,000         66,494
 *Econ International, Ltd...............    2,267,000         70,590
 Eng Wah Organisation, Ltd..............      265,000         25,505
 *Freight Links Express Holdings, Ltd...    1,648,000         27,990
 *Frontline Technologies Corp., Ltd.....    1,153,000         78,332
 Fu Yu Manufacturing, Ltd...............    1,291,000        270,432
 Fuji Offset Plates Manufacturing,
   Ltd..................................       33,750          4,968
 GB Holdings, Ltd.......................      200,000         72,467
 GK Goh Holdings, Ltd...................    1,120,000        431,179
 GP Industries, Ltd.....................      602,000        167,003
 Ges International, Ltd.................    1,647,000        317,032
 #Guocoland, Ltd........................    1,215,000        529,661
 *HTP Holdings, Ltd.....................      479,000         62,373
 Haw Par Brothers International, Ltd....      234,000        476,924
 Ho Bee Investment, Ltd.................      761,000         73,243
 Hong Fok Corp., Ltd....................    1,796,000        167,773
 #Hong Leong Asia, Ltd..................    1,048,000        587,391
 *Horizon Education & Technologies,
   Ltd..................................      646,000         40,231
 Hotel Grand Central, Ltd...............      875,280        163,528
 Hotel Plaza, Ltd.......................    1,189,000        313,015
 Hotel Properties, Ltd..................    1,393,000        717,667
 Hotel Royal, Ltd.......................      132,333         89,904
 Hour Glass, Ltd........................      298,000         68,328
 Huan Hsin Holdings, Ltd................      728,400        400,011
 Hup Seng Huat, Ltd.....................      900,200         50,965
 Hwa Hong Corp., Ltd....................    2,785,000        488,785
 Hwa Tat Lee, Ltd.......................    1,177,500        466,648
 *I-One.Net International, Ltd..........    1,392,000         23,642
 IDT Holdings, Ltd......................      514,000        410,311
 *International Factors (Singapore),
   Ltd..................................      290,000         59,106
 *Intraco, Ltd..........................      292,500         76,175
 Isetan (Singapore), Ltd................      122,500        136,626
 *Jack Chia-MPH, Ltd....................      729,000         74,290
 Jaya Holdings, Ltd.....................    2,733,000        371,348
 Jurong Cement, Ltd.....................      132,500         58,511
 Jurong Engineering, Ltd................      112,000         81,797
 *K1 Ventures, Ltd......................    2,842,500        249,438
 *Keppel Telecommunications and
   Transportation, Ltd..................    1,376,000        740,070
 Khong Guan Flour Milling, Ltd..........       19,000         16,135
 Kian Ann Engineering, Ltd..............      868,000         76,170
 Kim Eng Holdings, Ltd..................    2,281,200        929,879
 Koh Brothers, Ltd......................    1,494,000         88,812
 *L & M Group Investments, Ltd..........    7,107,100        100,592
 *LC Development, Ltd...................    1,191,767         60,725
 Labroy Marine, Ltd.....................    2,943,000        358,228
 Lee Kim Tah Holdings, Ltd..............      795,000         56,261
 *Leong Hin Holdings, Ltd...............      526,000        205,478
                                            SHARES         VALUE+
                                            ------         ------
 *Liang Huat Aluminum, Ltd..............    1,477,000   $     29,267
 Low Keng Huat Singapore, Ltd...........      372,000         57,917
 Lum Chang Holdings, Ltd................    1,134,030        195,819
 *MMI Holdings, Ltd.....................    1,453,000        213,880
 *Magnecomp International, Ltd..........      583,000         57,761
 *Manufacturing Integration Technology,
   Ltd..................................      604,000         49,583
 Marco Polo Developments, Ltd...........      456,000        444,042
 *Mediaring.Com, Ltd....................    2,094,000        118,552
 Metro Holdings, Ltd....................    2,256,960        549,443
 *Multi-Chem, Ltd.......................      957,000         81,271
 Natsteel, Ltd..........................      402,000        466,563
 Nera Telecommunications, Ltd...........    1,159,000        206,692
 *Orchard Parade Holdings, Ltd..........    1,084,022        190,253
 Ossia International, Ltd...............      708,000         46,096
 Overseas Union Enterprise, Ltd.........      138,000        476,584
 Overseas Union Trust (Foreign).........      163,800        422,872
 *PCI, Ltd..............................      734,000        162,066
 *Pacific Can Investment Holdings,
   Ltd..................................      101,000          1,715
 Pan-United Corp., Ltd..................    1,624,000        275,828
 Pentex-Schweizer Circuits, Ltd.........      916,000         95,940
 Pertama Holdings, Ltd..................      459,750         33,837
 Prima, Ltd.............................      106,000        255,650
 Provisions Suppliers Corp..............    4,088,000        208,297
 Robinson & Co., Ltd....................      284,832        894,978
 Rotary Engineering, Ltd................    1,231,000        104,539
 SMB United, Ltd........................    1,254,000        110,042
 SNP Corp., Ltd.........................      207,495         69,896
 *SPP, Ltd..............................      454,000         12,852
 San Teh, Ltd...........................      838,406        128,159
 Scotts Holdings, Ltd...................    1,807,250        358,110
 Sea View Hotel, Ltd....................       66,000        205,512
 Sing Investments & Finance, Ltd.
   (Foreign)............................       94,500         66,341
 Singapore Food Industries, Ltd.........      840,000        332,896
 Singapore Reinsurance Corp., Ltd.......    1,400,850        186,376
 Singapura Building Society, Ltd........      139,250         93,815
 Singatronics, Ltd......................      748,000        101,635
 Ssangyong Cement (Singapore), Ltd......      236,000        136,283
 Stamford Land Corp., Ltd...............    3,229,000        292,495
 Straits Trading Co., Ltd...............    1,117,200        961,402
 *Sunright, Ltd.........................      378,000         42,801
 Superbowl Holdings, Ltd................      490,000         34,677
 Superior Metal Printing, Ltd...........      490,500         54,845
 Tiger Medicals, Ltd....................      224,000        266,316
 Tiong Woon Corp. Holding, Ltd..........      652,000         42,450
 *Transmarco, Ltd.......................      106,500         39,192
 *Tuan Sing Holdings, Ltd...............    3,362,000        157,030
 UOB-Kay Hian Holdings, Ltd.............    1,602,000        584,996
 *Ultro Technologies, Ltd...............      530,000         45,009
 Unisteel Technology, Ltd...............      898,000        305,041
 United Engineers, Ltd..................      632,666        401,165
 United Overseas Insurance, Ltd.........      125,500        213,155
 United Overseas Land, Ltd..............      486,000        467,752
 United Pulp & Paper Co., Ltd...........      354,000         80,167
 *Uraco Holdings, Ltd...................    3,272,600        426,139
 *Van Der Horst, Ltd....................       18,543         77,876
 WBL Corp., Ltd.........................      510,000        467,752
 Wing Tai Holdings, Ltd.................    3,118,000        988,541
 Yeo Hiap Seng, Ltd.....................       90,000        104,454
 *Yongnam Holdi.........................    1,004,000         93,788
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $47,145,752)....................                  31,192,178
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                            SHARES         VALUE+
                                            ------         ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $54,716).......................                $     54,956
                                                        ------------
RIGHTS/WARRANTS -- (0.0%)
 *Acma, Ltd. Warrants 11/16/04..........      236,300          2,007
 *Chip Eng Seng Corp., Ltd. Warrants
   06/12/04.............................      355,000          5,025
 *Guocoland, Ltd. Rights 11/22/02.......      303,750            860
                                                        ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                       7,892
                                                        ------------
TOTAL -- SINGAPORE
  (Cost $47,200,468)....................                  31,255,026
                                                        ------------
NEW ZEALAND -- (12.4%)
COMMON STOCKS -- (12.3%)
 *AFFCO Holdings, Ltd...................    1,207,650         89,160
 *Advantage Group, Ltd..................      281,600         39,333
 Baycorp Advantage, Ltd.................      312,958        335,654
 CDL Hotels NZ, Ltd.....................    1,243,344        148,857
 *CDL Investments NZ, Ltd...............      262,935         23,610
 Cavalier Corp., Ltd....................      124,606        497,275
 Colonial Motor Co., Ltd................       47,895         72,871
 *Cue Energy Resources NL...............      452,354         14,329
 DB Breweries, Ltd......................      312,589        912,214
 Ebos Group, Ltd........................       57,108         85,464
 *Evergreen Forests, Ltd................      323,301         82,252
 Fisher & Paykel Apppliances Holdings,
   Ltd..................................      210,688      1,108,816
 Fisher & Paykel Industries, Ltd........      130,000        671,199
 *Fletcher Challenge Forests, Ltd.......    2,376,000        248,905
 *Force Corp., Ltd......................       15,236         13,073
 Hallenstein Glassons Holdings, Ltd.....      206,438        285,257
 Hellaby Holdings, Ltd..................      179,079        263,532
 Horizon Energy Distribution, Ltd.......       40,420         71,782
 *Kingsgate International Corp., Ltd....      479,679         45,464
 *Met Lifecare, Ltd.....................      202,860        107,268
 Michael Hill International, Ltd........      137,246        393,672
 NGC Holdings, Ltd......................    1,626,000      1,119,353
 *New Zealand Oil & Gas, Ltd............      402,731         68,306
 New Zealand Refining Co., Ltd..........       62,819        554,666
 Northland Port Corp. (New Zealand),
   Ltd..................................      219,997        307,286
 Nuplex Industries, Ltd.................      214,098        363,127
 Owens Group, Ltd.......................      138,522         53,899
 *Pacific Retail Group, Ltd.............      194,156        285,720
 Port of Tauranga, Ltd..................      541,952      1,173,324
 Ports of Auckland......................      277,726        886,674
 Powerco, Ltd...........................      524,521        426,499
 Pyne Gould Guinness, Ltd...............      146,734         81,982
 Restaurant Brand New Zealand, Ltd......      337,098        248,877
 *Richina Pacific, Ltd..................      137,322         39,047
 Sanford, Ltd...........................      340,412        823,595
 Scott Technology, Ltd..................       48,074         61,393
 *Seafresh Fisheries....................       80,520          1,125
 South Port New Zealand, Ltd............       30,744         23,925
 Steel & Tube Holdings, Ltd.............      303,825        472,874
 *Tasman Agriculture, Ltd...............      157,056         43,091
 *Tasman Farms..........................      157,056              0
 Taylors Group, Ltd.....................       29,646         22,331
 Tourism Holdings, Ltd..................      222,252   $    118,631
                                            SHARES         VALUE+
                                            ------         ------
 *Trans Tasman Properties, Ltd..........    2,132,308        255,287
 *#Tranz Rail Holdings, Ltd.............      432,409        220,020
 Trustpower, Ltd........................      458,529        805,150
 Waste Management NZ, Ltd...............      349,572        502,223
 Williams & Kettle, Ltd.................       38,372         77,524
 Wrightson, Ltd.........................      478,020        305,227
                                                        ------------
TOTAL COMMON STOCKS
  (Cost $15,858,786)....................                  14,851,143
                                                        ------------

                                             FACE
                                            AMOUNT@
                                            -------
                                             (000)
BONDS -- (0.1%)
 Capital Properties New Zealand, Ltd.
   Notes
   8.500%, 04/15/05
   (Cost $210,193)......................          201        101,595
                                                        ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Tranz Rail Holdings, Ltd. Rights
   12/13/02
   (Cost $112,987)......................      308,862         40,059
                                                        ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $24,297).......................                      24,219
                                                        ------------
TOTAL -- NEW ZEALAND
  (Cost $16,206,263)....................                  15,017,016
                                                        ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Exergy, Inc.
   (Cost $0)............................        7,260              0
                                                        ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Abrar Corp. Berhad....................       40,000          6,158
 *Autoways Holdings Berhad..............       10,000          3,395
 *Kuala Lumpur Industries Holdings
   Berhad...............................      138,000         17,976
 *MBF Holdings Berhad...................    2,228,250        120,208
 *Promet Berhad.........................    1,143,000         87,229
 *RNC Corp. Berhad......................       33,000          3,561
 *Rahman Hydraulic Tin Berhad...........      111,000         19,425
 *Rekapacific Berhad....................      473,000         57,258
 *Saship Holdings Berhad................      223,520         52,351
 *Tai Wah Garments Manufacturing Berhad
   (Foreign)............................       60,000          6,947
 *Wah Seong Corp........................        7,360          1,695
 *Wing Tiek Holdings Berhad.............       95,800         22,437
                                                        ------------
TOTAL -- MALAYSIA
  (Cost $2,504,809).....................                     398,640
                                                        ------------
JAPAN -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Sansui Electric Co., Ltd.
   (Cost 25,906)........................      252,052         12,344
                                                        ------------

THE PACIFIC RIM SMALL COMPANY SERIES
CONTINUED

                                             FACE
                                            AMOUNT         VALUE+
                                            ------         ------
                                             (000)
TEMPORARY CASH INVESTMENTS -- (2.2%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,767,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,739,330) to be
   repurchased at $2,698,272
   (Cost $2,698,000)....................  $     2,698   $  2,698,000
                                                        ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $191,956,449)++.................                $121,089,142
                                                        ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $192,351,600.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                           SHARES        VALUE+
                                           ------        ------
UNITED KINGDOM -- (97.7%)
COMMON STOCKS -- (97.6%)
 600 Group P.L.C........................   100,910     $    73,013
 AEA Technology P.L.C...................    30,483          85,852
 AGA Food Service Group P.L.C...........    38,000         121,804
 AIM Group P.L.C........................    32,063          47,396
 *API Group P.L.C.......................    51,500          61,303
 *ASW Holdings P.L.C....................   849,314          33,038
 Abacus Polar P.L.C.....................    75,000         297,587
 Abbeycrest P.L.C.......................    42,590          36,780
 Abbot Group P.L.C......................    92,595         198,108
 Aberdeen Asset Management P.L.C........   100,000          94,138
 Acal P.L.C.............................    13,671         101,575
 Acatos & Hutcheson P.L.C...............    39,436          52,465
 *Adam & Harvey Group P.L.C.............    10,500             327
 *Advanced Medical Solutions P.L.C......    29,802           3,942
 *Advanced Power Components, Ltd........    47,871           7,821
 *African Lakes Corp. P.L.C.............     7,760             302
 Aggreko P.L.C..........................    13,000          29,735
 *Airflow Streamlines P.L.C.............    20,500          15,471
 Airsprung Furniture Group P.L.C........    58,000          74,455
 Airtours P.L.C.........................    24,000          11,017
 Alba P.L.C.............................   105,025         772,158
 Alexandra Workwear P.L.C...............    86,243          85,214
 Alexon Group P.L.C.....................    86,632         310,040
 Allders P.L.C..........................    66,000         160,720
 Allen P.L.C............................    50,000         204,226
 Alpha Airports Group P.L.C.............   392,541         363,424
 Alphameric P.L.C.......................   172,688         130,321
 Alumasc Group P.L.C....................   100,245         187,178
 Alvis P.L.C............................   191,010         460,680
 Amberley Group P.L.C...................   200,000          67,686
 Amey P.L.C.............................    11,353           5,388
 Amstrad P.L.C..........................   149,652          62,872
 *Andrew Sykes Group P.L.C..............   203,650         396,101
 *Anglesey Mining P.L.C.................    55,000             428
 Anglo Eastern Plantations P.L.C........    57,166          68,047
 *Anite Group P.L.C.....................   250,000          82,663
 *Antisoma P.L.C........................   163,333          66,714
 *Applied Optical Technologies P.L.C....    75,383          31,084
 *Arena Leisure P.L.C...................   350,516         174,530
 *Argonaut Games, Ltd...................   100,000          36,955
 Armitage Brothers P.L.C................     4,000           9,336
 *Armour Trust P.L.C....................   198,500          55,596
 Arriva P.L.C...........................    10,350          45,898
 Ashtenne Holdings P.L.C................    50,000         190,611
 *Aukett Associates P.L.C...............   149,201           5,804
 Austin Reed Group P.L.C................    68,999         125,078
 Autologic Holdings P.L.C...............    17,489          95,926
 Avesco P.L.C...........................    29,998          48,544
 Avis Europe P.L.C......................    29,592          54,103
 Avon Rubber P.L.C......................    25,041          59,810
 *Axis-Shield P.L.C.....................    58,284         128,327
 Axon Group P.L.C.......................    19,756          18,444
 *Azlan Group P.L.C.....................   185,000         259,075
 *BNB Resources P.L.C...................    49,000           8,768
 BPP Holdings P.L.C.....................   106,500         391,087
 BSS Group P.L.C........................    47,905         277,664
 BWD Securities P.L.C...................    10,951          54,527
                                           SHARES        VALUE+
                                           ------        ------
 Babcock International Group P.L.C......   310,464     $   543,470
 Baggeridge Brick P.L.C.................    98,000         124,278
 Bailey (Ben) Construction P.L.C........    26,000          58,661
 Bailey (C.H.) P.L.C....................   109,500          10,223
 Bailey (C.H.) P.L.C. Class B...........    10,000           5,602
 Barr (A.G.) P.L.C......................    43,000         281,015
 Beattie (James) P.L.C..................   132,247         255,164
 Bellway P.L.C..........................    93,000         658,425
 Bemrose Corp. P.L.C....................    50,375          31,745
 Benchmark Group P.L.C..................    36,513         112,209
 Bespak P.L.C...........................    55,918         284,954
 Bett Brothers P.L.C....................    33,108         209,156
 *Biocompatibles International P.L.C....    14,690          24,686
 Biotrace International P.L.C...........    75,000         105,614
 Birse Group P.L.C......................   421,901          70,572
 Black Arrow Group P.L.C................    56,500          47,034
 Blacks Leisure Group P.L.C.............    60,959         202,510
 *Blagden Industries P.L.C..............   131,092               0
 Blick P.L.C............................    68,555         185,609
 Bloomsbury Publishing P.L.C............     9,307          98,114
 Body Shop International P.L.C..........   194,000         241,492
 Bodycote International P.L.C...........    92,338         159,483
 *Boosey & Hawkes P.L.C.................    35,500          67,391
 Boot (Henry) & Sons P.L.C..............    47,000         202,211
 Bovis Homes Group P.L.C................    20,000         112,499
 *Bradstock Group P.L.C.................   130,000           8,597
 Brammer (H.) P.L.C.....................   119,123         145,505
 Brewin Dolphin Holdings P.L.C..........   219,762         148,749
 Bristol Water Holdings P.L.C...........    12,000         206,793
 Britannic P.L.C........................     9,800          53,905
 *British Biotech P.L.C.................   698,000          46,159
 British Polythene Industries P.L.C.....    56,740         241,909
 British Vita P.L.C.....................    10,800          42,516
 Brixton Estate P.L.C...................    38,400         132,049
 *Brown & Jackson P.L.C.................   296,819         351,008
 Brown (N) Group P.L.C..................    30,000          73,288
 *Brunel Holding P.L.C..................    11,935           8,357
 *Bulgin (A.F.) & Co. P.L.C.............    36,000           2,241
 *Bullough P.L.C........................   256,000          27,884
 Bulmer (H.P.) Holdings P.L.C...........    60,500         104,023
 *Burn Stewart Distillers P.L.C.........   142,500         134,147
 *Burnden Leisure P.L.C.................    33,000           1,540
 Burndene Investments P.L.C.............   175,001         196,058
 Burtonwood Brewery P.L.C...............    38,000         149,890
 Business Post Group P.L.C..............    56,000         362,488
 *CLS Holdings P.L.C....................   122,907         403,525
 CMG P.L.C..............................    31,000          39,795
 CML Microsystems P.L.C.................    28,361          65,092
 Cadcentre Group P.L.C..................    10,000          51,115
 Caffyns P.L.C..........................     6,000          40,612
 *Cairn Energy P.L.C....................    60,206         282,917
 *Calluna P.L.C.........................    77,140               0
 Camellia P.L.C.........................     2,950         127,379
 *Cammell Laird Group P.L.C.............   256,158          23,915
 *Cape P.L.C............................   119,518          22,317
 Capital & Regional Properties P.L.C....    25,818         119,916
 Capital Radio P.L.C....................     4,110          33,415
 *Carclo Engineering Group P.L.C........   100,463          48,460
 Care UK P.L.C..........................    64,835         132,662

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Carillion P.L.C........................    10,115     $    19,280
 *Carlisle Holdings, Ltd................     8,709          17,617
 Carpetright P.L.C......................   102,500         999,210
 *Carphone Warehouse Group P.L.C........    42,000          64,045
 Carr's Milling Industries P.L.C........    19,000          73,467
 Castings P.L.C.........................    79,000         195,450
 *Cenes Pharmaceuticals P.L.C...........   298,612          15,101
 Chamberlin & Hill P.L.C................    18,000          47,754
 Chapelthorpe P.L.C.....................   579,250          60,839
 Charles Taylor Group P.L.C.............    39,897         153,648
 *Charter P.L.C.........................    88,743         124,276
 Chelsfield P.L.C.......................    20,157          85,625
 Chemring Group P.L.C...................    49,000         178,793
 Chime Communications P.L.C.............    71,838          16,208
 Chloride Group P.L.C...................   485,500         294,622
 Christie Group P.L.C...................    53,263          44,340
 Chrysalis Group P.L.C..................   268,082         880,161
 Churchill China P.L.C..................    30,000          61,151
 City Centre Restaurants P.L.C..........   174,871         137,411
 Clarkson (Horace) P.L.C................    44,733         115,892
 *Clinical Computing P.L.C..............    40,000          20,228
 Clinton Cards P.L.C....................   144,460         419,216
 Close Brothers Group P.L.C.............    10,000          87,914
 Clydeport P.L.C........................    12,500          84,997
 Coats Viyella P.L.C....................   275,000         186,137
 Colefax & Fowler Group P.L.C...........    60,000          69,554
 Collins Stewart Holdings...............    27,716         147,923
 Communisis P.L.C.......................   237,134         446,469
 Compel Group P.L.C.....................     5,000           5,835
 *Computacenter P.L.C...................     9,000          43,833
 *Cookson Group P.L.C...................   383,068         147,524
 Coral Products P.L.C...................    50,000          32,676
 *Cordiant Communications Group
   P.L.C................................    85,000          52,904
 *Corporate Services Group P.L.C........    82,200           8,953
 Cosalt P.L.C...........................    30,700         148,324
 Countryside Property P.L.C.............    94,086         232,774
 Countrywide Assured Group P.L.C........   133,374         277,054
 Courts P.L.C...........................   110,722         357,490
 *Cox Insurance Holdings P.L.C..........   144,666         135,061
 *Cradley Group Holdings P.L.C..........    80,000           8,714
 Cranswick P.L.C........................    19,029         155,005
 Crest Nicholson P.L.C..................   267,250         815,053
 Creston Land & Estates P.L.C...........     5,000           4,629
 Croda International P.L.C..............    59,635         250,540
 Cropper (James) P.L.C..................    22,000          59,050
 *Crown Sports P.L.C....................   250,000          27,230
 *Culver Holdings P.L.C.................       338              74
 *DCS Group P.L.C.......................    10,000           2,295
 DFS Furniture Co. P.L.C................    41,300         258,016
 DTZ Holdings P.L.C.....................   114,500         154,111
 Daejan Holdings P.L.C..................    25,000         544,603
 Dairy Crest Group P.L.C................    20,000         107,365
 *Danka Business Systems P.L.C..........    15,000          14,471
 Dart Group P.L.C.......................    74,000         225,683
 Davis Service Group P.L.C..............    25,000         124,870
 *Dawson International P.L.C............   100,688          39,168
 DeVere Group P.L.C.....................     5,600          23,527
 Dechra Pharmaceiticals P.L.C...........    50,000          92,582
 Delta P.L.C............................   200,000         245,849
 Deltron Electronics P.L.C..............     8,621           9,256
 Densitron International P.L.C..........    74,175          15,870
                                           SHARES        VALUE+
                                           ------        ------
 Derwent Valley Holdings P.L.C..........    90,000     $   813,637
 Development Securities P.L.C...........    50,000         264,521
 Devro P.L.C............................   180,143         138,750
 Dewhurst P.L.C.........................     9,000          11,903
 Dewhurst P.L.C. Class A Non-Voting.....    15,500          17,244
 Diagonal P.L.C.........................    34,200          27,938
 Dicom Group P.L.C......................    30,000         194,190
 *Dimension Data Holdings P.L.C.........    64,000          25,394
 Diploma P.L.C..........................    22,648         117,527
 Domestic & General Group P.L.C.........    17,223         136,676
 Domino Printing Sciences P.L.C.........   355,935         711,681
 Domnick Hunter Group P.L.C.............    30,000         136,073
 Dowding & Mills P.L.C..................   336,440         103,392
 EBC Group P.L.C........................    55,666         139,886
 East Surrey Holdings P.L.C.............    36,800         153,746
 *Easynet Group P.L.C...................    75,000         109,115
 Edinburgh Fund Managers Group P.L.C....    61,000         140,002
 *Eidos P.L.C...........................    55,300         131,652
 Eldridge Pope & Co. P.L.C..............    25,000          66,325
 Eleco Holdings P.L.C...................   104,685          46,424
 Electronic Data Processing P.L.C.......    55,200          34,357
 Electronics Boutique P.L.C.............   150,000         274,246
 *Emess P.L.C...........................   288,250          29,154
 Ennstone P.L.C.........................   295,323         168,875
 *Enodis P.L.C..........................   275,329         261,333
 Enterprise Inns P.L.C..................    15,000         129,421
 Eurocopy P.L.C.........................    41,051          27,786
 Eurodis Electron P.L.C.................    87,500          52,418
 Euromoney Institutional Investors
   P.L.C................................    65,000         250,323
 *European Colour P.L.C.................    82,090          27,463
 European Motor Holdings P.L.C..........   118,325         251,317
 *European Telecom P.L.C................     7,000             327
 *Evans of Leeds Contingent Units
   P.L.C................................    80,000               0
 *Express Dairies P.L.C.................   722,000         351,074
 Expro International Group P.L.C........    54,966         300,202
 *Eyretel P.L.C.........................   134,000          25,021
 *FII Group P.L.C.......................    41,166           6,405
 FKI P.L.C..............................    29,000          43,206
 Falcon Holdings P.L.C..................     5,500          13,479
 Fenner P.L.C...........................    92,146         126,174
 *Ferguson International Holdings
   P.L.C................................    89,105          48,527
 Ferraris Group P.L.C...................     9,600          16,656
 *Fibernet Group P.L.C..................    45,339          17,284
 Filtronic P.L.C........................     4,138           7,727
 Financial Objects P.L.C................     7,000           4,193
 Fine Art Developments P.L.C............   142,288         561,252
 First Choice Holidays P.L.C............    26,087          41,200
 First Technology P.L.C.................   117,111         380,852
 Firth Rixson P.L.C.....................   216,888          34,592
 Fisher (Albert) Group P.L.C............    76,000         199,262
 *Fitness First P.L.C...................    20,000          42,790
 Forminster P.L.C.......................    43,333          15,340
 Forth Ports P.L.C......................   135,363       1,897,739
 Fortress Holdings P.L.C................   120,728          50,721
 *Foster (John) & Son P.L.C.............    27,500           4,600
 Freeport Leisure P.L.C.................    25,814         128,534
 French Connection Group P.L.C..........    25,000         371,497
 *Friendly Hotels P.L.C.................    51,533          28,867

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Friends, Ivory & Sime P.L.C............    60,039     $   199,454
 Fuller, Smith & Turner P.L.C.
   Series A.............................    20,000         133,817
 Fulmar P.L.C...........................   107,500         101,199
 *Future Network P.L.C..................   315,000         291,635
 GWR Group P.L.C........................    49,700         123,734
 Galliford P.L.C........................   517,870         187,351
 Games Workshop Group P.L.C.............    13,176          94,617
 *Gaming International P.L.C............    14,000           6,535
 *Gardner Group P.L.C...................    26,923           3,247
 *Garton Engineering P.L.C..............    10,248           5,980
 Gaskell P.L.C..........................    36,000           9,243
 *Gearhouse Group P.L.C.................    25,000          11,281
 Geest P.L.C............................    72,288         620,331
 Gibbs & Dandy P.L.C....................     4,500          26,783
 Gleeson (M.J.) Group P.L.C.............    22,471         296,329
 Glenmorangie P.L.C.....................    20,000         223,287
 *Glotel P.L.C..........................    15,300          15,594
 Go-Ahead Group P.L.C...................    40,000         368,774
 Goldshield Group P.L.C.................    14,400          87,946
 Gowrings P.L.C.........................     5,000           5,096
 Grainger Trust, Ltd....................    22,000         385,968
 Greene King P.L.C......................    10,162         111,238
 *Greenwich Resources P.L.C.............   438,664          13,651
 Greggs P.L.C...........................    26,000       1,349,215
 *Groupe Chez Gerard P.L.C..............   100,000         122,147
 Guiness Peat Group P.L.C...............   155,255         115,957
 *Gyrus Group P.L.C.....................    30,072          97,562
 Haden Maclellan Holdings P.L.C.........   226,224         112,642
 Halma P.L.C............................    18,000          34,870
 Halstead (James) Group P.L.C...........    74,908         310,626
 Hamley's P.L.C.........................    47,500         124,909
 Hampson Industries P.L.C...............   105,886          21,007
 *Hampton Trust P.L.C...................   232,050          14,443
 Hanover International P.L.C............    12,097          20,799
 Hardys & Hansons P.L.C.................    48,000         239,003
 *Hartstone Group P.L.C.................   240,263           6,542
 *Harvey Nash Group P.L.C...............   183,750         138,669
 Havelock Europa P.L.C..................    27,660          27,975
 *Hawtin P.L.C..........................   196,500          27,518
 Haynes Publishing Group P.L.C..........    14,703          28,369
 Headlam Group P.L.C....................   152,974         642,678
 Heath (Samuel) & Sons P.L.C............     7,500          36,469
 Helical Bar P.L.C......................    35,000         396,199
 *Helphire Group P.L.C..................   134,600         341,385
 Henlys Group P.L.C.....................     8,303          12,855
 Heywood Williams Group P.L.C...........   140,400         305,849
 Highbury House Communications P.L.C....   439,166         104,210
 High-Point P.L.C.......................    57,510           6,711
 Hill & Smith Holdings P.L.C............    86,850         108,787
 Hiscox P.L.C...........................   136,500         294,167
 Hit Entertainment P.L.C................   119,691         490,743
 Hitachi Credit (UK) P.L.C..............    53,912         107,795
 Holidaybreak P.L.C.....................    92,974         828,226
 Holmes Place P.L.C.....................    56,067          77,208
 *Horace Small Apparel P.L.C............   137,500           9,093
 House of Fraser P.L.C..................   325,000         386,862
 Hunting P.L.C..........................   223,174         338,579
 Huntleigh Technology P.L.C.............    24,925         115,575
 *Huntsworth P.L.C......................   108,000          21,846
 *Hyder Consulting P.L.C................    16,308           7,359
                                           SHARES        VALUE+
                                           ------        ------
 *IAF Group P.L.C.......................    30,000     $     1,984
 IG Group P.L.C.........................    50,000         180,886
 *IMS Group P.L.C.......................    75,000           5,252
 *IQE P.L.C.............................   132,400          22,147
 *Ids Group P.L.C.......................    23,000           5,547
 *Imagination Technologies Group
   P.L.C................................   189,698          56,083
 Incepta Group P.L.C....................   351,000         101,039
 Inchcape P.L.C.........................    12,000         137,147
 *Industrial & Commercial Holdings
   P.L.C................................     5,000             117
 Informa Group P.L.C....................    37,229         100,506
 *Intec Telecom Systems P.L.C...........   100,000          32,676
 Intelek P.L.C..........................    99,880          19,427
 *Interx P.L.C..........................    20,000           3,034
 Intserve P.L.C.........................   144,534         452,041
 *Inveresk P.L.C........................   100,000          18,283
 *Irevolution Group P.L.C...............     5,000              97
 Isoft Group P.L.C......................     7,540          26,926
 Isotron P.L.C..........................    50,325         246,664
 Ite Group P.L.C........................   247,186         121,156
 Itnet P.L.C............................    35,754         108,485
 J.& J. Dyson P.L.C.....................    42,750         102,107
 JKX Oil and Gas P.L.C..................   220,533          43,752
 Jarvis Hotels P.L.C....................   215,318         386,967
 Jarvis P.L.C...........................   193,379         856,058
 *Jarvis Porter Group P.L.C.............    99,894          18,264
 John David Sports P.L.C................   114,500         456,988
 Johnson Group Cleaners P.L.C...........   125,535         532,284
 Johnston Group P.L.C...................    26,000         131,483
 Johnston Press P.L.C...................     7,280          42,309
 Joseph (Leopold) Holdings P.L.C........    14,000         121,446
 *Jourdan (Thomas) P.L.C................    40,000           6,846
 *K S Biomedix Holdings P.L.C...........    94,500          23,159
 KBC Advanced Technologies P.L.C........    25,000          14,977
 *Kalamazoo Computer Group P.L.C........    56,120           5,021
 Keller Group P.L.C.....................   110,000         477,539
 Kensington Group P.L.C.................    30,000          87,059
 *Kewill Systems P.L.C..................    10,000           3,501
 Kidde P.L.C............................    41,000          45,774
 Kier Group P.L.C.......................    11,155          81,319
 *Kiln P.L.C............................   200,000         250,517
 Kleeneze P.L.C.........................    84,300         137,730
 *Knowledge Support Systems Group
   P.L.C................................    25,000           7,391
 Laing (John) P.L.C.....................   275,961         560,364
 Laird Group P.L.C......................    31,700          75,221
 Lambert Howarth Group P.L.C............    25,200          66,659
 *Lamont Holdings P.L.C.................    72,231           1,405
 *Laura Ashley Holdings P.L.C...........   499,150          85,435
 Lavendon Group P.L.C...................    50,092         102,106
 *Leeds Group P.L.C.....................    86,938          25,702
 *Leeds Sporting P.L.C..................    66,000           4,621
 *Leicester City P.L.C..................   100,000          12,059
 Lincat Group P.L.C.....................    19,000          82,780
 Linton Park P.L.C......................    39,000         231,511
 Linx Printing Technologies P.L.C.......    27,000          99,149
 Litho Supplies P.L.C...................    20,000           9,025
 London Bridge Software Holdings
   P.L.C................................   157,269          78,308
 *London Clubs International P.L.C......   144,646          52,329
 *London Forfeiting Co. P.L.C...........    12,000           3,921

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 London Merchant Securities P.L.C.......    40,000     $    75,933
 London Scottish Bank P.L.C.............   263,000         515,630
 Lookers P.L.C..........................    53,160         126,144
 *Lorien P.L.C..........................    60,000          66,286
 Low & Bonar P.L.C......................    95,000          71,693
 *Lowe (Robert H.) & Co. P.L.C..........   251,985           7,842
 Luminar P.L.C..........................     3,000          21,240
 *M.L. Laboratories P.L.C...............    51,042           9,134
 *MDIS Group P.L.C......................   342,029         159,660
 MFI Furniture Group P.L.C..............    60,855         114,576
 MMT Computing P.L.C....................     3,000           3,898
 MS International P.L.C.................    71,500          43,946
 MSB International P.L.C................    16,000          15,187
 MacDonald Hotels P.L.C.................    45,500         153,278
 MacFarlane Group Clansman P.L.C........   228,287         122,550
 Macro 4 P.L.C..........................    42,500          40,009
 Maiden Group P.L.C.....................    16,800          67,705
 Mallett P.L.C..........................    24,837          83,863
 Manganese Bronze Holdings P.L.C........    32,184          29,546
 Marlborough Stirling P.L.C.............   150,000          96,861
 Marshalls P.L.C........................   225,800         779,989
 *Martin International Holdings P.L.C...   135,800          21,131
 *Marylebone Warwick Balfour Group
   P.L.C................................    73,345          56,207
 Mayflower Corp. P.L.C..................   550,636         192,779
 McAlpine (Alfred) P.L.C................   196,111         747,618
 McBride P.L.C..........................    10,000           9,958
 McCarthy & Stone P.L.C.................   194,968         960,172
 McKay Securities P.L.C.................    68,500         169,473
 McLeod Russel Holdings P.L.C...........    74,524          55,661
 *Medical Solutions P.L.C...............   126,658          44,343
 *Medisys P.L.C.........................   150,134          18,689
 Meggitt P.L.C..........................    25,306          77,768
 Mentmore Abbey P.L.C...................   236,561         276,068
 Menzies (John) P.L.C...................    57,314         305,445
 *Merant P.L.C..........................   172,500         199,966
 Merchant Retail Group P.L.C............   185,666         356,067
 Merrydown P.L.C........................    59,927          38,697
 Mersey Docks & Harbour Co. P.L.C.......    10,000          84,413
 Metal Bulletin P.L.C...................    95,500         190,949
 Metalrax Group P.L.C...................   358,740         392,137
 Mice Group P.L.C.......................   139,909         113,204
 Michael Page International P.L.C.......    18,000          33,750
 *Microgen Holdings P.L.C...............    45,816          24,239
 Millennium and Copthorne Hotels
   P.L.C................................    31,000         103,467
 Minerva P.L.C..........................    23,000          62,271
 Mitie Group P.L.C......................   500,000         742,994
 Molins P.L.C...........................    68,000         367,685
 Monsoon P.L.C..........................    71,000         127,048
 Morse P.L.C............................    36,866          88,627
 *Moss Brothers Group P.L.C.............   163,400          99,158
 Mowlem (John) & Co. P.L.C..............   319,434         690,888
 Mtl Instruments Group P.L.C............     4,348           9,133
 Mucklow (A & J) Group P.L.C............   175,000         649,439
 *NHP P.L.C.............................   171,875         262,090
 *NSB Retail P.L.C......................   300,000          35,010
 *NXT P.L.C.............................    22,446          20,432
 National Express Group P.L.C...........     6,000          41,919
 Nestor Healthcare Group P.L.C..........   180,200         630,883
 New Look Group P.L.C...................   103,535         426,918
 Newcastle United P.L.C.................   148,923          55,614
                                           SHARES        VALUE+
                                           ------        ------
 Nichols (J.N.) (Vimto) P.L.C...........    66,550     $   115,461
 Nord Anglia Education P.L.C............     5,000          11,865
 Northamber P.L.C.......................    75,888          78,525
 Northgate P.L.C........................   118,200         761,429
 Novar P.L.C............................    21,585          35,434
 *OEM P.L.C.............................    12,000           6,629
 Ocean Wilson Holdings, Ltd.............    84,250          82,589
 Ockham Holdings P.L.C..................   204,751         133,810
 *Orbis P.L.C...........................   142,859           3,890
 Osborne & Little P.L.C.................    11,200          41,825
 Ottakar's P.L.C........................    30,000          86,125
 Owen (H.R.) P.L.C......................    30,000          66,986
 *Oxford Biomedica, Ltd.................    75,000           9,628
 Oxford Instruments P.L.C...............    43,051         106,510
 *Oxford Molecular Group P.L.C..........    41,440           6,126
 PHS Group P.L.C........................   160,000         179,252
 *PPL Therapeutics P.L.C................    43,529           4,911
 PSD Group P.L.C........................    43,500         138,757
 Paladin Resources P.L.C................   274,000         292,047
 Paragon Group of Companies P.L.C.......    47,000         146,265
 Parity Group P.L.C.....................   128,750          36,561
 *Park Food Group P.L.C.................   291,600         106,627
 *Partridge Fine Arts P.L.C.............    58,000          54,149
 Paterson Zochonis P.L.C................    22,000         319,215
 Paterson Zochonis P.L.C. Non-Voting....    27,000         303,538
 Pendragon P.L.C........................    95,750         455,158
 Penna Consulting P.L.C.................    33,000          49,294
 *Peptide Therapeutics Group P.L.C......    35,000         136,151
 Peterhouse Group P.L.C.................    85,427         412,732
 *Pharmagene P.L.C......................   160,000          72,199
 Photo-Me International P.L.C...........   142,620          46,603
 Photo-Scan P.L.C.......................    40,777          59,642
 *Phytopharm P.L.C......................    32,600          58,335
 Pic International Group P.L.C..........   492,975         364,360
 Pillar Property P.L.C..................    41,800         255,612
 Pittards P.L.C.........................    60,985          47,921
 PizzaExpress P.L.C.....................    15,000          69,203
 Planit Holdings P.L.C..................   235,000         126,153
 *Plantation & General Investment
   P.L.C................................    70,623          15,385
 *Plasmon P.L.C.........................   100,000         141,597
 Portmeirion Potteries (Holdings)
   P.L.C................................    22,856          64,905
 Porvair P.L.C..........................    62,000         126,379
 *Powderject Pharmaceuticals P.L.C......    44,500         264,852
 Precoat International P.L.C............    25,000          33,454
 *Premier Consolidated Oilfields
   P.L.C................................   152,488          63,470
 Premier Farnell P.L.C..................    18,000          62,878
 *Pressac Holdings P.L.C................    78,129          24,314
 *Probus Estates P.L.C..................    83,333           1,945
 *Property Partnerships P.L.C...........    10,000           8,091
 *Protherics P.L.C......................   482,694         168,992
 *Proudfoot P.L.C.......................   310,972         286,696
 *Provalis P.L.C........................   375,538          46,747
 *Psion P.L.C...........................   165,200         154,232
 *QSP Group P.L.C.......................    31,250           3,404
 *Queens Moat Houses P.L.C..............   159,000          39,585
 Quintain Estates & Development
   P.L.C................................   108,350         386,922
 *Qxl.com P.L.C.........................   130,000           1,193
 RAC P.L.C..............................    20,000         137,551
 RJB Mining P.L.C.......................    16,000          11,577

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 RM P.L.C...............................    45,490     $    55,565
 *RMS Communications P.L.C..............    15,000               0
 RPC Group P.L.C........................    43,400         114,802
 RPS Group P.L.C........................   192,594         338,636
 Radamec Group P.L.C....................    35,000          15,521
 Radstone Technology P.L.C..............    35,000         152,216
 Ransom (William) & Son P.L.C...........    30,000          14,704
 Redrow Group P.L.C.....................   113,537         412,512
 *Redstone Telecom P.L.C................   148,707           1,099
 *Reece P.L.C...........................   283,750           3,311
 Reed Executive P.L.C...................   116,500         223,875
 Reed Health Group P.L.C................   155,333         250,159
 Reg Vardy P.L.C........................   103,597         577,894
 Regent Inns P.L.C......................   148,109         184,367
 Reliance Security Group P.L.C..........     9,000          74,572
 Renishaw P.L.C.........................   146,806         799,510
 Renold P.L.C...........................   144,000         131,078
 Ricardo Group P.L.C....................    94,709         458,314
 *Richmond Oil & Gas P.L.C..............   220,000               0
 *Rodime P.L.C..........................   435,000          86,300
 *Rolfe & Nolan P.L.C...................    24,000          27,821
 Roseby's P.L.C.........................    45,692         156,414
 Rotork P.L.C...........................   177,977         786,492
 Rowe Evans Investments P.L.C...........    86,917         127,129
 Roxboro Group P.L.C....................    17,586          40,362
 *Roxspur P.L.C.........................    45,958             894
 *Royal Doulton P.L.C...................   240,000          17,738
 Royalblue Group P.L.C..................    47,200         211,150
 Rutland Trust P.L.C....................   174,255          79,987
 S & U P.L.C............................    21,140         142,267
 SCS Upholstery P.L.C...................    29,000         112,585
 SFI Group P.L.C........................    26,713          12,885
 SHL Group P.L.C........................    41,650          52,170
 SIG P.L.C..............................   103,200         296,270
 *SMG P.L.C.............................    50,000          82,857
 Safeland P.L.C.........................    25,000          15,560
 Salvesen (Christian) P.L.C.............   183,157         153,897
 Sanctuary Group P.L.C..................   320,000         210,372
 Sanderson Bramall Motor Group P.L.C....    68,166         349,490
 Savills P.L.C..........................   104,000         220,891
 Scapa Group P.L.C......................    44,337          18,282
 *Scipher P.L.C.........................    28,803          20,168
 Scottish Radio Holdings P.L.C..........    17,200         167,940
 Secure Trust Group P.L.C...............    27,118         147,685
 Securicor P.L.C........................    31,000          37,624
 Selfridges P.L.C.......................    85,000         369,669
 Senior Engineering Group P.L.C.........   122,900          38,725
 *Servicepower Technologies P.L.C.......   150,000          10,503
 Seton Healthcare Group P.L.C...........     9,000          37,811
 Severfield-Rowan P.L.C.................    20,000          85,736
 Shaftesbury P.L.C......................   137,500         527,389
 Shanks & McEwan Group P.L.C............    92,900         139,494
 *Sherwood International, Ltd...........    16,674          23,740
 Shiloh P.L.C...........................    14,500          42,304
 *ShopRite Group P.L.C..................   204,780          27,881
 Silentnight Holdings P.L.C.............    84,300         173,802
 Simon Engineering P.L.C................   348,089         208,527
 Sinclair (William) Holdings P.L.C......    53,000          42,471
 Sindall (William) P.L.C................    66,000         219,771
 Sirdar P.L.C...........................    41,600          40,456
 Skillsgroup P.L.C......................    79,475           8,347
                                           SHARES        VALUE+
                                           ------        ------
 *Skyepharma P.L.C......................    29,000     $    20,306
 Smart (J.) & Co. (Contractors) P.L.C...    22,500         140,916
 *Smartlogik P.L.C......................   207,000             451
 Smith (David S.) Holdings P.L.C........    80,000         184,854
 *Soco International P.L.C..............    59,000         323,611
 Somerfield P.L.C.......................    24,000          27,261
 South Staff Water Holdings P.L.C.......   108,000         799,072
 Southampton Leisure Holdings P.L.C.....    19,615           7,478
 Spectris P.L.C.........................     6,180          30,675
 Spirax-Sarco Engineering P.L.C.........    91,811         557,149
 Spirent P.L.C..........................    49,137          11,966
 *Sportsworld Media Group P.L.C.........    26,049           2,128
 Spring Group P.L.C.....................   169,495         142,417
 Springwood P.L.C.......................    37,500          18,380
 St. Ives P.L.C.........................    30,000         175,751
 St. Modwen Properties P.L.C............    50,000         117,868
 Staffware P.L.C........................    12,000          49,948
 Stagecoach Holdings P.L.C..............   358,074         100,290
 Stanley (Charles) Group P.L.C..........    76,800         124,281
 Stanley Leisure Organisation P.L.C.....   221,258       1,396,052
 Sterling Publishing Group P.L.C........    75,298          11,716
 Stirling Group P.L.C...................   193,011          55,560
 *Stylo P.L.C...........................   127,367          62,428
 *Superscape P.L.C......................    14,621           3,981
 Swallowfield P.L.C.....................    15,000          19,839
 Syltone P.L.C..........................    50,400          75,286
 *Synstar P.L.C.........................   143,000         132,393
 T & S Stores P.L.C.....................   138,335         944,949
 TT Group P.L.C.........................    28,080          55,053
 *Tadpole Technology P.L.C..............   109,090          16,550
 *Tandem Group P.L.C....................   327,365               0
 Tarsus Group P.L.C.....................    34,855          17,084
 Taylor & Francis Group P.L.C...........    14,600         112,453
 Taylor Nelson AGB P.L.C................    19,000          48,042
 Ted Baker P.L.C........................    38,800         143,990
 Telemetrix P.L.C.......................   165,708         140,524
 *Telme.com P.L.C.......................   250,000          55,433
 *Telspec P.L.C.........................    25,000          15,366
 *Ten Alps Communications P.L.C.........     2,352             549
 Terence Chapman Group P.L.C............    62,500          11,670
 Tex Holdings P.L.C.....................    14,000          19,497
 The Innovation Group P.L.C.............   270,000          64,069
 The Malcolm Group P.L.C................   109,377         119,985
 The Television Corp. P.L.C.............    66,330         164,104
 Thistle Hotels P.L.C...................   140,000         262,499
 Thorntons P.L.C........................   158,000         341,730
 Thorpe (F.W.) P.L.C....................    24,000          40,705
 Tibbett & Britten Group P.L.C..........    86,123         523,972
 Tinsley (Eliza) Group P.L.C............    19,844           9,263
 Topps Tiles P.L.C......................    69,690         304,711
 Tops Estates P.L.C.....................    30,088          92,464
 Torex P.L.C............................    73,041         389,259
 *Torotrak P.L.C........................    99,193          33,956
 *Tottenham Hotspur P.L.C...............   150,000          59,517
 Town Centre Securities (New) P.L.C.....   142,137         302,998
 *Trace Computers P.L.C.................    33,552          24,276
 Transport Development Group P.L.C......    19,782          45,710
 Trifast P.L.C..........................   135,388          97,959
 *Tullow Oil P.L.C......................    17,850          24,025
 Ulster Television, Ltd.................   115,602         620,578
 *Ultima Networks P.L.C.................   100,000           1,556
 Ultra Electronics Holdings P.L.C.......    49,745         356,831

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                           SHARES        VALUE+
                                           ------        ------
 Ultraframe P.L.C.......................    37,200     $   142,104
 Umeco P.L.C............................    18,250          82,636
 Uniq P.L.C.............................    20,000          55,549
 Unite Group P.L.C......................   103,051         268,583
 Universal Salvage P.L.C................    14,255          21,848
 VT Group P.L.C.........................    93,375         330,540
 *Vanguard Medica Group P.L.C...........    13,172          21,828
 *Vega Group P.L.C......................    32,300          29,402
 *Vert (Jacques) P.L.C..................    45,000           8,577
 Vibroplant P.L.C.......................    83,100         127,365
 Victoria Carpet Holdings P.L.C.........    12,000          29,035
 Victrex P.L.C..........................    96,254         335,489
 Vitec Group P.L.C......................    15,242          78,265
 *Vocalis Group P.L.C...................    16,000             747
 Volex Group P.L.C......................    58,801          89,207
 WSP Group P.L.C........................    90,000          86,125
 Wagon Industrial Holdings P.L.C........    65,292         126,486
 *Walker Greenbank P.L.C................    53,105          12,188
 Warner Estate Holdings P.L.C...........    70,000         345,823
 Waste Recycling Group P.L.C............     5,000          14,393
 *Waterdorm P.L.C.......................   105,000               0
 Waterman Partnership Holdings P.L.C....    74,473          74,164
 Watermark Group P.L.C..................    50,000          70,020
 *Waverly Mining Finance P.L.C..........    42,500           3,968
 Weir Group P.L.C.......................    35,236         120,072
 Wellington Holdings P.L.C..............     9,000          10,573
 Wembley P.L.C..........................     6,053          69,085
 Westbury P.L.C.........................   202,522         940,651
 *Weston Medical Group P.L.C............    50,200           4,882
 Wetherspoon (J.D.) P.L.C...............    25,000          70,604
 Whatman P.L.C..........................   241,935         297,398
 White Young Green P.L.C................     9,000          18,205
 Whitehead Mann Group P.L.C.............    95,000         181,080
 *Whittard of Chelsea P.L.C.............    30,000          48,781
 *Wiggins Group P.L.C...................  1,148,266         71,468
 Wilmington Group P.L.C.................    28,692          35,716
 Wilshaw P.L.C..........................   198,409          66,376
 Wilson (Connolly) Holdings P.L.C.......    69,000         154,068
 Wilson Bowden P.L.C....................     7,000          86,755
 Wintrust P.L.C.........................    22,500         131,288
 Wolverhampton & Dudley Breweries
   P.L.C................................    78,873         682,976
 Woolworths Group P.L.C.................    70,000          46,291
 *Worthington Group P.L.C...............   102,653           5,191
 Wyevale Garden Centres P.L.C...........    36,271         223,212
 Wyndeham Press Group P.L.C.............    73,066         148,367
                                           SHARES        VALUE+
                                           ------        ------
 *XAAR P.L.C............................    18,405     $     8,591
 XANSA P.L.C............................    16,000          16,058
 *Xenova Group P.L.C....................   145,714          74,822
 YJL P.L.C..............................    35,932          20,407
 Yates Brothers Wine Lodges P.L.C.......    23,915          31,630
 *Yorkshire Group P.L.C.................    82,504          17,973
 Young & Co's Brewery P.L.C.............    10,000          88,692
 Young & Co's Brewery P.L.C. Class A....     5,234          59,045
 Yule Catto & Co. P.L.C.................    55,732         237,611
 *Zetters Group P.L.C...................    34,486          77,003
 Zotefoams P.L.C........................    62,092          82,094
                                                       -----------
TOTAL COMMON STOCKS
  (Cost $98,850,925)....................                96,477,676
                                                       -----------
INVESTMENT IN CURRENCY -- (0.1%)
 *British Pound Sterling
   (Cost $138,965)......................                   122,139
                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Creston P.L.C. Warrants 03/31/04......     1,000               0
 *Letter of Entitlements -- Audemars
   Piguet...............................    90,242               0
                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         0
                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $98,989,890)....................                96,599,815
                                                       -----------

                                            FACE
                                           AMOUNT
                                           ------
                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.3%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,301,000 FMC
   Discount Notes 1.30%, 12/17/02,
   valued at $2,298,124) to be
   repurchased at $2,266,228
   (Cost $2,266,000)....................  $  2,266       2,266,000
                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $101,255,890).........................               $98,865,815
                                                       ===========

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ++  The cost for federal income tax purposes is $101,267,032.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2002

                                            SHARES        VALUE+
                                            ------        ------
FRANCE -- (15.6%)
COMMON STOCKS -- (15.6%)
 *Algeco................................       1,200   $     89,469
 *#Alten SA.............................       6,000         53,001
 Apem SA................................       1,000         34,817
 *April Group SA........................       9,600        166,643
 Arkopharma.............................       1,200         49,050
 Assystem SA............................       2,657         77,575
 Bail-Investissement (Societe
   Immobiliere pour le Commerce &
   l'Industrie).........................       2,367        336,710
 Bains de Mer et du Cercle des Etrangers
   a Monaco.............................       4,615        700,105
 #Beghin-Say............................       6,100        222,092
 *Beneteau SA...........................       4,700        215,536
 *Berger Levrault SA....................         476         45,315
 Boiron SA..............................       3,800        292,959
 *Bonduelle SA..........................       1,900        126,634
 Bongrain SA............................       3,700        157,053
 Brioche Pasquier SA....................       5,200        306,229
 *Buffalo Grill SA......................       1,028         14,828
 Burelle SA.............................       4,030        255,368
 *Business Objects SA...................      16,500        343,374
 CEGID SA...............................       4,500        179,953
 *CS Communication et Systemes..........       4,983         35,690
 Carbone Lorraine.......................      33,245        881,674
 Cegedim SA.............................       6,400        248,294
 Cereol.................................       6,074        193,472
 Change de la Bourse SA.................         614         14,048
 *Christian Dalloz SA...................       2,585        214,718
 Cie Financiere Pour La Location
   D'Immeubles Industriels & Commerciaux
   Sa...................................       6,400        198,317
 Cie Francaise des Ferrailles...........      10,576        465,539
 #Cie Industrielle et Financiere
   d'Ingenierie SA Ingenico.............      61,820        667,237
 *Clarins SA............................       6,600        259,992
 *Club Mediterranee SA..................       4,600        112,568
 Compagnie Financiere Saint-Honore......         770         86,631
 Comptoir des Entrepreneurs SA..........       2,800         94,423
 Concorde Cie d'Assurances Contre les
   Risques de Toute Nature SA...........       2,992        937,549
 *Consortium International de Diffusion
   et de Representation Sante...........         600          6,858
 Continentale d'Entreprises SA..........      21,507        761,643
 Credit Foncier et Communal d'Alsace et
   de Lorraine..........................         840        212,244
 Cristalleries de Baccarat..............       1,090         98,671
 *DMC (Dollfus Mieg et Cie).............       3,100         20,353
 #Damart SA.............................      22,900      2,300,798
 *Damartex SA...........................      22,900        220,740
 De la Rue Imperiale de Lyon............      14,432      1,808,917
 *Delachaux SA..........................         300         15,220
 Deveaux SA.............................       1,040         76,040
 Didot-Bottin...........................       1,620        126,908
 *Dynaction SA..........................      10,660        257,046
 Eiffage SA.............................       3,825        289,179
 Electricite de Strasbourg..............      23,784      1,282,348
 *Elior.................................      24,600        159,063
                                            SHARES        VALUE+
                                            ------        ------
 *Emprunt Conjoint de Banque du Batiment
   et des Travaux Publics et de
   Financiere de Gestion et
   d'Investissement SA..................      29,814   $          0
 Esso SA................................       3,200        254,501
 *Etam Developpement SA.................       3,100         46,257
 *Euler-Hermes SA.......................      11,926        250,322
 *Euro Disney SCA.......................     253,400        131,079
 *Evialis SA............................         400         15,757
 *Exel Industries SA....................         600         23,278
 Explosifs et de Produits Chimiques.....         524        111,601
 #Faurecia SA...........................       6,500        270,278
 Fimalac SA.............................     106,937      2,853,043
 Fininfo SA.............................       9,760        158,256
 *Fleury Michon SA......................         900         25,963
 Fonciere Lyonnaise SA..................       9,596        280,646
 *Fonderies Franco Belge................         492         42,140
 France-Africaine de Recherches
   Petrolieres (Francarep)..............       4,250        253,666
 *GCI (Groupe Chatellier Industrie SA)..       7,258            722
 GFI Industries SA......................       6,845        118,276
 *GFI Informatique SA...................      23,400        133,846
 *Gantois Series A......................         647         41,835
 Gascogne SA............................       6,472        472,237
 *#Gaumont..............................      14,607        624,815
 *Generale de Geophysique SA............      20,770        427,896
 *Generale de Sante.....................       9,300         96,214
 *Generale Location SA..................       9,000        133,309
 *Geodis SA.............................         800         20,612
 Gevelot................................       3,584        131,914
 *Gifi..................................       1,600         45,759
 Grands Moulins de Strasbourg...........         110         14,225
 Grandvision SA.........................       7,000        130,563
 Group Crit.............................       2,000         26,540
 Groupe AB SA...........................       4,500         43,645
 Groupe Bourbon SA......................       1,600        111,414
 Groupe du Louvre SA....................       2,705        161,451
 Groupe Guillin SA......................       1,200         52,703
 Groupe Norbert Dentressangle SA........       6,320        130,202
 *Groupe Steria.........................       3,400         48,366
 *Guitel-Etienne-Mobilor SA.............         116          1,268
 Guyenne et Gascogne SA.................      26,000      2,071,703
 Hoteliere Lutetia Concorde.............       2,505        234,238
 Hotels et Casinos de Deauville.........       2,055        531,504
 *Hyparlo SA............................       1,836         50,135
 IMS International Metal Service SA.....      12,630         60,181
 Industrielle et Financiere d'Entreprise
   SA...................................         300         20,293
 *#Infogrames Entertainment SA..........      22,000         83,381
 *Informatique et Realite SA............       2,643          1,867
 Ipsos SA...............................       1,800        107,435
 *Kaufman et Broad SA...................       2,600         49,116
 Laurent-Perrier........................       1,400         41,780
 *Lectra Systemes SA....................      19,192         95,458
 Legris Industries SA...................       9,350        191,416
 *MRM...................................       1,424         21,680
 Manitou SA.............................      11,092        601,903
 *Manutan International SA..............       1,300         27,157

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Marionnaud Parfumeries Retails
   Perfumes.............................       3,592   $    135,782
 Matussiere et Forest SA................      13,600        102,007
 *Metaleurop SA.........................      35,449         68,764
 *Montupet SA...........................      32,450        461,607
 *NAF NAF SA............................       4,200         71,820
 *Neopost SA............................       7,200        200,545
 Nord-Est SA............................           9            165
 PSB Industries SA......................       1,240         98,619
 *Penauille Polyservices SA.............      10,200         81,275
 *Pier Import Europe SA.................      12,100         40,684
 *Pierre & Vacances.....................       2,000        126,534
 Pinguely-Haulotte SA...................      25,000        129,817
 Plastic Omnium.........................       5,141        357,987
 *Prosodie SA...........................         900         15,220
 Provimi SA.............................       6,200         82,769
 *Radiall SA............................       1,340         52,920
 Robertet SA............................       1,076         83,489
 *Rodriguez Group SA....................       3,000        159,660
 Rougier SA.............................       2,040        102,481
 SA Fromageries Bel la Vache Qui Rit....         500         52,225
 SDR de Bretagne SA.....................         714         10,903
 SEB SA Prime Fidelite 2002.............       3,000        238,744
 SGE (Societe Generale d'Enterprise
   SA)..................................         252         14,477
 SILIC (Societe Immobiliere de Location
   pour l'Industrie et le Commerce).....       3,064        514,192
 #SR Teleperformance....................      90,928      1,910,351
 *Sabate SA.............................      16,900         80,696
 Sabeton................................      13,500        138,994
 Samse SA...............................       4,400        358,912
 Sechilienne-Sidec......................       2,200        189,304
 Securidev SA...........................       1,500         13,414
 Selectibanque SA.......................       7,100        121,622
 Sidergie SA............................       8,000         92,314
 #Skis Rossignol SA.....................      41,668        374,293
 Smoby SA...............................         500         12,833
 #Societe Financiere Interbail SA.......      17,550        549,932
 *Societe Francais des Papiers Peints...         400          7,560
 Sopra SA...............................       6,900        158,556
 *Stallergenes..........................         549         14,827
 Ste Virbac SA..........................       6,852        179,946
 *Stef-Tfe SA...........................         332         17,818
 Sucriere de Pithiviers-le-Vieil........       1,825        695,318
 Taittinger SA..........................      12,700      1,642,361
 Touax (Touage Investissement SA).......      10,378        136,479
 Transiciel SA..........................       3,700         36,696
 *Trigano SA............................       3,000         89,261
 *Trouvay et Cauvin SA..................       1,500            134
 *Ubi Soft Entertainment SA.............       4,100         71,415
 Unilog SA..............................       6,320        232,616
 Vallourec (Usines a Tubes de Lorraine
   Escaut et Vallourec Reunies).........      31,700      1,808,482
 *Valtech, La Defense...................      20,000         22,482
 Vermandoise de Sucreries...............         323        234,878
 Viel et Cie............................      44,339        116,884
 Vilmorin et Cie SA.....................       2,349        193,947
                                            SHARES        VALUE+
                                            ------        ------
 *Vivarte SA............................       8,299   $    297,201
 Zodiac SA..............................      14,200        291,413
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,938,055)....................                 40,880,362
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Geodis (Ex-Calbersn) Rights 12/04/02..         800            326
 *Prosodie SA Warrants 10/28/06.........         900            886
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                      1,212
                                                       ------------
TOTAL -- FRANCE
  (Cost $34,938,055)....................                 40,881,574
                                                       ------------
GERMANY -- (11.4%)
COMMON STOCKS -- (11.4%)
 AWD Holding AG.........................      14,000        207,508
 Aachener Strassenbahn-Und Energie
   Versorguns AG........................       2,957         24,120
 *Aareal Bank AG........................      13,400        169,289
 *Acg AG Fuer Chipkarten und
   Informationssysteme..................       1,400          3,036
 *Adva AG Optical Networking............       3,500          6,650
 *Agrob AG..............................       5,800         32,887
 Aigner (Etienne) AG....................         600         94,304
 Aixtron AG.............................      24,100        153,673
 Amadeus AG.............................       1,400          8,816
 Andreae-Noris Zahn AG, Anzag...........      27,200        757,615
 Anterra Vermoegensverwaltungs AG.......       1,350         94,006
 *Articon Integralis AG.................       2,100          3,844
 Augusta Technologie AG.................       3,200          5,698
 #Ava Allgemeine Handelsgesellschaft der
   Verbraucher AG.......................      11,550        338,368
 *Baader Wertpapier Handelsbank AG......       7,900         23,576
 #Balda AG..............................      12,800         61,118
 *#Beate Uhse AG........................      16,800        170,463
 Bechtle AG.............................       6,400         43,738
 *Berliner Elektro Holding AG...........      11,061         45,663
 *Berliner Kindl-Brauerei AG............         790        168,977
 Bertrandt AG...........................       3,100         49,186
 Beru AG................................       3,600        155,064
 Bilfinger & Berger Bau AG..............      14,400        239,222
 Boewe Systec AG........................       3,000         56,851
 *Brau und Brunnen AG...................       4,995        257,387
 Bremer Energiekonto AG.................       5,000         11,440
 *Bremer Woll-Kaemmerei AG..............      19,960         22,834
 *Brillant AG...........................       1,310         18,635
 *Ce Consumer Electrnic AG..............       5,800         17,944
 *Ceag AG...............................      20,670         90,472
 *Celanese AG...........................      20,650        482,736
 *Centrotec Hochleistungskunststoffe
   AG...................................       2,300         17,389
 Cewe Color Holding AG..................       1,900         30,524
 *Comdirect Bank AG.....................      51,900        192,058
 Computerlinks AG.......................         600          2,668
 *Concordia Bau und Boden AG............     102,602        348,042
 *Condomi AG............................       1,800         12,265
 *D. Logistics AG.......................      13,100         26,063
 *Dab Bank AG...........................      29,600         88,335
 *Data Modul AG.........................       2,640         19,959
 *Deutsche Steinzeug Cremer & Breuer
   AG...................................      87,200         47,709
 Deutsche Verkehrs-Bank AG..............       7,124        527,961

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Dierig Holding AG.....................      10,500   $    100,273
 Dis Deutscher Industrie Service AG.....       4,200         63,924
 *Dom-Braugerei AG......................       1,100         47,052
 Douglas Holding AG.....................      14,400        282,196
 Duerr Beteiligungs AG..................      14,750        242,102
 Dyckerhoff AG DM50.....................      12,750        134,950
 Edscha AG..............................       3,500         91,220
 *Elmos Semiconductor AG................       6,100         57,950
 ElreingKlinger AG......................       1,500         40,288
 *#Em TV & Merchandising AG.............      57,400         57,671
 *Epcos AG..............................      25,700        447,397
 Erlus Baustoffwerke AG.................         297        100,452
 *Erste Kulmbacher Actien Brauerei AG...         432              0
 Escada AG..............................      10,260        100,532
 *Eurobike AG...........................       1,700          5,496
 *Evotec Biosystems AG..................      11,600         24,694
 FJA AG.................................       2,800         71,026
 Feilmann AG............................       7,750        285,250
 *Freenet.De AG.........................       1,900          9,450
 Fuchs Petrolub AG Oel & Chemie.........       2,231        155,353
 GFK AG.................................       9,600        143,246
 *GPC Biotech AG........................       6,000         20,890
 *Gft Technologies AG...................      22,600         36,870
 Gilde Brauerei AG......................       1,200      1,187,752
 Goldschmidt (T.H.) AG..................      83,200      2,224,714
 *Grenkeleasing AG......................       5,000         54,712
 Gwag Bayerische Wohnungs-
   Aktiengesellschaft AG................       2,665         80,857
 Hamborner AG...........................      21,000        449,138
 *Herlitz AG............................       3,462          7,129
 #Hochtief AG...........................      18,500        257,645
 *Holsten-Brauerei AG...................      38,462        677,215
 *Hucke AG..............................       8,300         22,706
 *Hugo Boss AG..........................      13,550        132,095
 IFA Hotel & Touristik AG...............       7,000         57,100
 *IM International Media AG.............       5,200          4,914
 Interseroh AG..........................         250          2,338
 *Intershop Communications AG...........      36,600         28,399
 Ivg Holding AG.........................      44,000        404,870
 Iwka AG................................      26,613        285,916
 *Ixos Software AG......................       6,100         30,704
 Jenoptik AG............................      15,000        170,105
 K & S Aktiengesellschaft AG............     129,500      2,290,462
 KSB AG.................................       2,387        185,212
 KWS Kleinwanzlebener Saatzucht AG......       1,650        796,063
 *Kampa-Haus AG.........................      10,375         39,219
 Keramag Keramische Werke AG............      13,000        442,274
 *Kloeckner Humboldt-Deutz AG...........      25,650         44,397
 Kloeckner-Werke AG.....................      14,650        107,114
 Kolbenschmidt Pierburg AG,
   Duesseldorf..........................      28,473        252,084
 *Kontron AG............................       9,678         31,674
 Kromschroeder (G.) AG..................      26,520        195,221
 Krones AG..............................       2,900        136,308
 *LPKF Laser & Electronics AG...........       2,200          7,813
 *Lambda Physik AG......................       3,500         24,372
 Leifheit AG............................      12,500        298,430
 Leoni AG...............................      25,000        708,772
 Loewe AG...............................       2,800         34,260
 *MLF Holding fuer Umwelttechnologie
   AG...................................         165              0
                                            SHARES        VALUE+
                                            ------        ------
 *MLF Holding fuer Umwelttechnologie AG
   Em 95................................          33   $          0
 MVV Energie AG.........................      20,200        283,330
 *MWG Biotech AG........................       6,600          3,086
 Mannheimer Aktiengesellschaft Holding
   AG...................................      35,580        725,573
 Markt und Kuehlhallen AG...............      14,000        272,964
 *Maternus-Kliniken AG, Bad
   Oyenhausen...........................       2,400          1,910
 Maxdata AG.............................      11,500         35,578
 *Medigene AG...........................       4,900         23,104
 Mensch und Maschine Software AG........         900          5,819
 *Moksel (A.) AG........................      15,800         30,649
 *Morphosys AG..........................       1,100          7,824
 Muehlabauer Holdings AG & Co. KGAA.....       2,300         30,430
 *Nemetschek AG.........................       3,800          5,103
 Neue Baumwoll-Spinnerei und Weberei Hof
   AG...................................      12,170         96,851
 *Niedermayr Papierwarenfabrik AG.......         962         11,005
 #Norddeutsche Affinerie AG.............      11,950        133,734
 *Norddeutsche Steingutfabrik AG........       5,960         31,126
 *Novasoft AG...........................       6,700         16,396
 *Ohb Teledata..........................       4,750         16,467
 *Pandatel AG...........................       2,000          6,486
 *Parsytec AG...........................         700          1,755
 *Pfaff (G.M.) AG.......................      80,000         24,670
 Pfeiffer Vacuum Technology AG..........       3,300         67,296
 Pfleiderer AG..........................      17,000         67,306
 Phoenix AG, Hamburg....................      37,500        226,061
 Plambeck Neue Energien AG..............       5,000         39,542
 Progress-Werk Oberkirch AG.............       5,000         99,477
 Puma AG................................       5,700        391,242
 *Qs Communications AG..................       5,900          2,700
 Rational AG............................       4,300        135,597
 Reiter Ingolstadt Spinnereimaschinen
   AG...................................       1,200        186,220
 Renk AG................................      19,400        366,671
 Rheinmetall Berlin AG..................      45,000        707,280
 Rhoen Klinikum AG......................       6,550        237,824
 *SAP Systems Integrations AG...........      13,600        146,788
 *SGL Carbon AG.........................       8,050         64,063
 Salzgitter AG..........................      24,900        163,480
 Sartorius AG...........................       2,600         15,777
 *Schlott Sebaldus AG...................       1,500         20,592
 Schwarz Pharma AG......................      18,000        554,901
 Sektkellerei Schloss Wachenheim AG.....      15,120         94,006
 *Senator Entertainment AG..............       9,800          4,972
 *#Singulus Technologies AG.............      13,900        237,829
 Sinner AG, Karlsruhe...................       4,160         40,348
 Sixt AG................................       6,500         63,690
 Software AG............................      10,250        119,297
 Stada Arzneimittel AG..................       7,350        277,839
 *Stahl (R.) AG.........................       2,000          9,351
 *Steag Hamtech AG......................      11,000         33,922
 Stoehr & Co. AG........................      16,000         80,218
 *Strabag AG............................       3,332         53,862
 Stuttgarter Hofbraeu AG................      18,000        288,284
 Sued-Chemie AG.........................      29,146        739,334
 *Suess Microtec AG.....................       4,600         13,522
 Takkt AG...............................      29,100        102,185
 Tarkett AG.............................      12,800         81,491

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Techem AG.............................       9,100   $     73,324
 Technotrans AG.........................       2,400         16,354
 *Telegate AG...........................       1,400          4,164
 *United Internet AG....................      20,800        157,667
 *VBH (Vereinigter Baubeschlag-Handel)
   AG...................................       9,415         20,605
 VK Muehlen AG..........................       1,312         77,656
 Vereinigte Deutsche Nickel-Werke AG....      25,500        204,201
 Vossloh AG.............................      15,900        349,551
 W.E.T. Automotive Systems AG...........         800         28,808
 *WCM Beteiligungs AG...................     100,666        269,375
 Walter AG..............................      13,500        433,231
 *Walter Bau AG, Augsburg...............      44,271         41,837
 Wanderer-Werke AG......................       7,903        104,560
 *Wedeco AG Water Technology............       4,000         50,494
 Westag and Getalit AG, Rheda-
   Wiedenbrueck.........................       7,000         24,372
 Wuerttembergische Hypotheken Bank AG...      21,827        803,373
 Wuerttembergische Lebensversicherung
   AG...................................       4,430         49,356
 Wuerttembergische Metallwarenfabrik
   AG...................................      30,330        377,141
 Wuerzburger Hofbraeu AG................         133         28,842
 Zapf Creation AG.......................       2,900         72,265
                                                       ------------
TOTAL -- GERMANY
  (Cost $36,416,214)....................                 30,002,362
                                                       ------------
ITALY -- (10.9%)
COMMON STOCKS -- (10.9%)
 Acea SpA...............................      95,000        457,394
 *Actelios SpA..........................      25,801        156,819
 Aem Torino SpA.........................     204,000        231,140
 *Air Dolomiti..........................       3,000         49,539
 *#Alitalia Linee Aeree Italiane SpA
   Series A.............................   1,812,400        524,649
 *Auschem SpA (In Liquidation)..........      82,000              0
 Azienda Mediterranea Gas e Acqua SpA...     171,000        137,785
 Banca Intermobiliare di Investimenti e
   Gestoni SpA..........................      67,500        280,002
 Banca Popolare Dell'etruria e Del Lazio
   Scrl.................................      14,700        165,972
 Banca Popolare di Lodi Scarl...........      69,000        597,845
 Banca Profilo SpA......................      58,000         84,814
 Banca Toscana..........................     117,700        545,612
 Banco di Chiavari e della Riviera
   Ligure SpA, Chiavari.................     120,000        753,238
 Banco di Desio e della Brianza SpA.....      67,500        164,510
 Banco Piccolo Valellinese Scarl SpA....      30,700        249,507
 *Bastogi SpA...........................   1,183,000        116,504
 Bayerische Vita SpA....................      49,000        157,442
 *Beghelli SpA..........................      96,000         48,895
 #Beni Stabili SpA, Roma................     978,500        468,196
 *Binda SpA.............................   1,299,375              0
 Bonifica dei Terreni Ferraresi e per
   Imprese Agricole Roma................       9,675        104,906
 Bremba SpA.............................      40,375        196,802
 Brioschi Finanziaria SpA, Milano.......     175,000         34,991
 Buzzi Unicem SpA.......................      73,100        501,751
 CAMFIN (Cam Finanziaria)...............      36,527        106,646
                                            SHARES        VALUE+
                                            ------        ------
 CIR SpA (Cie Industriale Riunite),
   Torino...............................     453,600   $    471,532
 *#CMI SpA..............................      51,602        207,381
 CSP International Industria Calze
   SpA..................................      10,000         16,911
 Caltagirone Editore SpA................      71,800        396,405
 Caltagirone SpA........................     178,399        722,285
 *Carraro SpA...........................      14,000         20,737
 Cementeria di Augusta SpA..............     105,000        142,053
 Cementir Cementerie del Tirreno SpA....     249,704        616,026
 *Cirio Finanziaria SpA.................     175,000         39,169
 Class Editore SpA......................      44,000         90,166
 #Compagnia Assicuratrice Unipol SpA....     199,333        793,160
 Credito Artigiano SpA..................      53,900        175,867
 *Cremonini SpA.........................      79,400        104,102
 *Cucirini SpA..........................      30,000         28,351
 *Dalmine SpA...........................   1,976,700        271,357
 Danieli & C.Officine Meccaniche SpA....      66,500        122,381
 *Dataconsyst C.G.S. SpA, Monza.........         220              0
 *Del Favero SpA........................      86,000              0
 *Ducati Motor Holding SpA..............      86,500        160,048
 *#E.Biscom SpA.........................      21,500        688,677
 *Emak..................................      12,000         27,993
 Erg SpA................................      95,000        376,122
 Ericsson SpA...........................      14,800        297,396
 *Esprinet..............................       2,000         24,690
 *FMC (Fabbrica Milanese Condutorri
   SpA).................................      25,000              0
 *Finarte Casa d'Aste SpA (Milano)......      56,266         80,599
 *Finarte Partecipazioni Pro Arte SpA...     162,693        113,289
 *Fincasa 44 SpA........................      65,000         23,601
 *#Finmatica SpA........................      26,300        289,879
 *Firs-Italiana de Assicurazioni
   Compagnia di Assicurazioni
   Eriassicurazioni (In Liquidation)....      90,000              0
 *Fochi (Filippo) SpA...................     216,000              0
 *Fornara Societa Finanziaria e di
   Partecipazioni SpA...................     310,000              0
 Gabetti Holding SpA....................      55,000        103,953
 *Gefran................................       6,000         21,964
 Gemina SpA.............................     200,300        170,958
 *Gerolimich SpA (In Liquidation).......     297,400              0
 Gewiss SpA.............................     221,700        624,128
 Giovanni Crespi SpA....................      21,000         14,059
 Grandi Navi Veloci SpA.................      38,000         60,104
 *Grassetto SpA.........................     279,125              0
 Gruppo Ceramiche Ricchetti SpA.........     109,000         39,035
 #Gruppo Editoriale L'espresso SpA......      32,500        126,410
 *ITALJOLLY (Cia Italiana dei Jolly
   Hotels SpA)..........................      34,500        195,621
 *#Impregilo SpA........................     532,000        205,865
 Industria Macchine Automatique SpA.....      23,000        285,767
 Industria Romagnola Conduttori
   Elettrici SpA........................       8,000         20,651
 Industrie Zignago S. Margherita SpA....      52,000        576,249
 Interbanca SpA.........................      28,600        575,266
 Interpump Group SpA....................      45,000        181,296
 Ipi SpA................................      70,700        263,034
 Italdesign Giugiaro SpA................      27,000         99,646
 #Italmobiliare SpA, Milano.............      12,750        429,963
 La Doria SpA...........................      13,000         23,989
 *La Fondiara Assicurazioni SpA.........      48,000        147,544

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Linificio and Canapificio Nazionale
   SpA..................................      22,000   $     25,277
 Locat SpA..............................      40,000         27,694
 Maffei SpA.............................      52,500         64,655
 *Mandelli SpA..........................      41,000              0
 Manifattura Lane Gaetano Marzotto &
   Figli SpA............................     138,000        720,709
 Manuli Rubber Industries SpA...........      42,000         51,849
 Merloni Elettrodomestici SpA...........     155,000      1,640,571
 Milano Assicurazioni SpA...............     199,700        408,236
 *Mirato SPA............................       7,000         35,861
 *Monrif SpA............................     150,000         84,754
 Montefibre SpA.........................     143,130         89,700
 Navigazione Montanari SpA..............      60,000         71,862
 *Necchi SpA............................     164,250         13,643
 *Olidata SpA...........................      20,000         33,921
 *Opengate Group SpA....................       4,000         24,750
 Pagnossin SpA..........................       9,000         13,250
 Perlier SpA............................     100,700         17,480
 Permasteelisa SpA......................      15,800        249,120
 Pininfarina SpA........................      31,285        651,991
 *Poligrafici Editoriale SpA............     132,000        153,501
 *Premafin Finanziaria SpA Holding di
   Partecipazioni, Roma.................     311,330        240,018
 *Premaimm SpA..........................     179,000         18,964
 Premuda SpA............................      22,500         21,353
 *Ratti SpA.............................      31,768         18,645
 Recordati Industria Chimica e
   Farmaceutica SpA.....................      48,000      1,074,349
 Reno de Medici SpA, Milano.............     166,105        145,903
 *Risanamento Napoli SpA................     106,600        149,095
 *Rodriquez SpA.........................      41,250              0
 SAES Getters SpA.......................      14,750        128,387
 #SAI SpA (Sta Assicuratrice
   Industriale), Torino.................      20,500        320,166
 SAIAG SpA (Industrie Articoli Gomma)...      30,000         95,796
 SISA (Societa Imballaggi Speciali Asti
   SpA).................................      65,000         89,166
 SMI STA Metallurgica Italiana SpA......     565,280        261,480
 *SNIA SpA..............................     502,039        893,948
 *SOPAF (Societa Partecipazioni
   Finanziarie SpA).....................      85,000         25,028
 Sabaf SpA..............................       6,000         91,618
 *#Saeco International Group SpA........     117,000        408,521
 Savino del Bene SpA....................      20,000         43,173
 *Schiapparelli 1824 SpA, Milano........      15,000          1,492
 Sirti SpA..............................     121,000        121,691
 #Societe Cattolica di Assicurazoni
   Scarl SpA............................      24,700        560,705
 *Societe Sportiva Lazio SpA............      69,400         52,468
 Sogefi SpA.............................     182,500        354,921
 Sol SpA................................      53,200        131,246
 Stefanel SpA...........................      54,400         67,644
 *Targetti Sank.........................       8,000         23,397
 *Tecnodiffusione Italia SpA............       3,332         19,291
 Terme Demaniali di Acqui SpA...........     199,500         62,712
 *Tod's Group SpA.......................      14,000        482,562
 Trevi-Finanziaria Industriale SpA......      30,000         26,978
 *Tripcovich (D.) & Co. SpA Navigazione
   Rimorchi e Salvataggi Trieste........     113,898              0
                                            SHARES        VALUE+
                                            ------        ------
 *Unione Manifatture SpA (In
   Liquidation).........................     156,000   $          0
 *Unipar (Unione Nazionale di
   Participazione SpA) (In
   Liquidation).........................     539,000              0
 *Viaggi del Ve.........................      14,000         32,589
 Vianini Industria SpA..................      52,520        129,046
 Vianini Lavori SpA.....................     180,752        863,070
 Vittoria Assicurazioni SpA.............      51,500        194,676
 Zucchi (Vincenzo) SpA..................     144,350        562,891
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $33,314,861)....................                 28,692,451
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Premafin Finanziaria SpA Warrants
   11/30/03.............................     149,178              0
 *Tecnodiffusione Italia SpA Warrants
   11/15/04.............................       1,332            386
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                        386
                                                       ------------
TOTAL -- ITALY
  (Cost $33,314,861)....................                 28,692,837
                                                       ------------
SWITZERLAND -- (9.9%)
COMMON STOCKS -- (9.8%)
 *A. Hiestad Holding AG.................         100         22,920
 AFG Arbonia-Forster Holding AG.........       2,610        137,238
 *Accumulatoren-Fabrik Oerlikon,
   Zuerich..............................          30         16,078
 *Actelion, Ltd.........................       4,400        180,934
 Agie Charmilles Holding AG.............       3,000         98,692
 Alcopor Holding SA.....................         200         22,920
 *Also Holding AG.......................         120         25,077
 *Ascom Holding AG......................       2,700          9,556
 BHB Beteiligungs und
   Finanzgesellschaft...................         150          4,440
 BVZ (Brig Visp Zermatt) Holding AG.....         370         49,885
 *Bachem AG.............................         500         22,347
 Bank Coop AG...........................       5,881        729,471
 Bank Sarasin & Cie Series B, Basel.....         274        295,535
 *Banque Cantonale de Geneve............       1,344        121,407
 Banque Cantonale du Jura...............         450         59,761
 *Banque Cantonale Vaudois..............         600         34,380
 Banque Privee Edmond de Rothschild SA,
   Geneve...............................         120        608,733
 *Barry Callebaut AG....................       1,000        105,837
 Basellandschaftliche Kantonalbank......         600        263,312
 Basler Kantonalbank....................       5,250        240,662
 *Belimo Holdings.......................         130         28,394
 *Berna Biotech.........................       2,400         21,033
 Bobst Group SA.........................      18,200        552,106
 Bon Appetit Holding A..................       1,650         78,362
 *Bossard Holding AG....................       6,350        139,122
 *Bucher Industries AG,
   Niederweningen.......................       3,355        305,327
 Caisse d'Epargne Cantonale Vaudoise,
   Lausanne.............................         280         99,851
 *Calida Holding AG.....................         396         36,039
 *Carlo Gavazzi Holding AG..............         910         22,084
 *Centerpulse AG........................         590         94,660
 *Charles Voegele Holding AG............       1,800         39,922
 Cie Financiere Tradition...............       5,000        240,999
 Conzzeta Holdings AG...................       1,415        830,832

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 *Crossair AG, Basel....................       2,595   $     61,227
 Daetwyler Holding AG, Atldorf..........         348        422,270
 *Disetronic Holding AG.................         400        154,509
 EGL (Elektrizitaets-Gesellschaft
   Laufenberg) AG, Laufenberg...........       8,390      2,827,944
 *ESEC Holding AG.......................         400         34,852
 Edipresse SA, Lausanne.................         694        257,313
 Eichhof Holding AG.....................         188         74,140
 Energie Electrique du Simplon SA.......         350         28,313
 Escor AG, Duedingen....................         744         13,040
 *Feintol International Holding AG......         110         11,197
 Financiere Michelin, Granges-Paccot....         637        253,355
 Fischer (Georg) AG, Schaffhausen.......         720         72,805
 Forbo Holding AG, Eglisau..............       1,100        299,580
 Fuchs Petrolub AG Oel & Chemie
   Non-Voting...........................       2,001        138,332
 Galenica Holding AG....................         120         23,379
 Galenica Holding AG, Bern Series B.....         405        357,656
 *Geberit AG............................         870        248,964
 Generale d'Affichage, Geneve...........         290        116,515
 Generali (Switzerland) Holdings,
   Adliswil.............................       1,670        163,239
 *Golay-Buchel Holding SA, Lausanne.....          40         29,661
 Gornergrat Monte Rasa-Bahnen Zermatt...          70         30,673
 Gurit-Heberlein AG.....................       1,125        511,912
 *HPI Holding SA........................       6,000          5,865
 Helvetia Patria Holding................       1,300        143,723
 Hero AG................................       3,040        303,301
 *Industrieholding Cham AG, Cham........         864         83,289
 Jelmoli Holding AG.....................       1,521        953,566
 #Jelmoli Holding AG, Zuerich (Namen)...       2,835        359,294
 Kaba Holding AG........................         740        133,692
 *Kardex AG, Zuerich....................       1,039         64,788
 *Kardex AG, Zuerich (Participating)....         610         34,336
 *Komax Holding AG......................         400         13,887
 Kraftwerk Laufenburg, Laufenburg.......       8,265      2,033,642
 *Kudelski SA...........................       3,700         71,086
 Kuehne & Nagel International AG........       3,240        191,114
 *Kuoni Reisen Holding AG...............         630        131,656
 Lem Holdings AG, Lyss..................         270         46,413
 *#Logitech International SA............      66,100      2,421,809
 Luzerner Kantonalbank AG...............       1,800        187,473
 Maag Holding AG, Zuerich...............         922        120,579
 *Micronas Semi.........................       2,100         47,424
 *Mikron Holding AG, Biel...............       1,326          9,162
 *#Moevenpick-Holding, Zuerich..........       1,320        458,268
 *Omnium Geneve SA, Geneve..............         110             82
 *Orell Fuessli Graphische Betriebe AG,
   Zuerich..............................         240        159,363
 Oz Holding AG..........................       4,400        234,325
 *Parco Industriale e Immobiliare SA....         600          1,416
 *Phoenix Mecano AG, Stein am Rhein.....       2,749        454,025
 Phonak Holding AG......................      13,500        135,145
 *Psp Swiss Property AG.................       1,600        159,093
 *Publicitas Holding SA, Lausanne.......         520         84,130
 Reg Real Estate Group..................       8,010        467,076
 Rieters Holdings.......................         950        183,799
 SAIA-Burgess Electronics AG............          70         16,846
 *Sarna Kunststoff Holding AG...........       1,760        126,951
 Schaffner Holding AG...................         300         37,464
 *Schweiter Technology AG...............         200         14,291
                                            SHARES        VALUE+
                                            ------        ------
 Schweizerhall Holding AG, Basel........         140   $    127,409
 Schweizerische National Versicherungs
   Gesellschaft.........................         396        136,146
 *Siegfried Holding AG..................       8,560        877,114
 Sig Holding AG.........................       3,000        307,400
 *Sihl..................................         150            617
 Sika Finanz AG, Baar...................         800        194,147
 Sika Finanz AG, Baar (Namen)...........         750         28,819
 Sopracenerina..........................       2,409        196,499
 *Sulzer AG, Winterthur.................         760        102,979
 Tamedia AG.............................       2,100        106,174
 Tecan Group AG.........................       2,700         88,094
 *UMS Schweizerische Metallwerke Holding
   AG, Bern.............................       2,560         63,853
 Unaxis Holding AG......................       1,000         79,209
 *Unigestion Holding, Geneve............       2,891        174,913
 *Unilabs SA............................       1,000         15,741
 Valiant Holding........................         180        121,585
 Valora Holding AG......................         860        154,212
 Vaudoise Assurances Holding,
   Lausanne.............................          45         58,244
 Villars Holding SA, Fribourg...........         150         26,190
 *Von Moos Holding AG, Luzern...........       7,000         16,280
 *Von Roll Holding AG, Gerlafingen......      23,024         32,439
 *Vontobel Holdings AG..................      10,800        174,733
 WMH Walter Meier Holding AG, Staefa....          50         42,133
 Zehnder Holding AG.....................         193         96,929
 Zellweger Luwa AG......................       3,040        135,768
 Zschokke Holding SA, Geneve............         230         57,368
 Zueblin Holding AG.....................       4,093         23,729
 Zuger Kantonalbank.....................         545        826,643
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,630,142)....................                 25,822,532
                                                       ------------
PREFERRED STOCKS -- (0.1%)
 Fuchs Petrolub AG Oel & Chemie 7.29%
   Non-Voting
   (Cost $266,228)......................       2,001        138,264
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $41,513).......................                     41,602
                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,937,883)....................                 26,002,398
                                                       ------------
SPAIN -- (8.1%)
COMMON STOCKS -- (8.1%)
 Abengoa SA.............................      56,900        292,634
 Adolfo Dominguez SA....................       3,700         31,286
 Aldeasa SA.............................      13,200        192,893
 *Amper SA..............................      56,800        124,306
 Azkoyen SA.............................      52,500        242,325
 BAMI SA (Inmobiliara de Construcciones
   y Terrenos)..........................      92,786        291,670
 Banco de Andalucia.....................       9,800        463,064
 Banco de Credito Balear SA.............      35,424        451,055
 #Banco de Valencia SA..................     172,844      2,020,290
 Banco Guipuzcoano SA...................      21,194        362,629
 Banco Pastor SA........................      34,300        597,451
 Banco Zaragozano SA....................     187,990      1,683,057
 *Baron de Ley SA.......................       4,200        108,963

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 CAF (Construcciones y Auxiliar de
   Ferrocarriles SA)....................       7,500   $    287,985
 Campofrio Alimentacion SA..............      92,800        818,829
 Cementos Portland SA...................      16,881        618,810
 Corporacion Mapfre Compania
   Internacional de Reaseguros SA.......      87,900        657,549
 Cortefiel SA...........................      49,200        200,665
 *Dogi International Fabrics SA.........       4,000         15,916
 Elecnor SA.............................      18,300        395,942
 Empresa Nacional de Celulosa SA........      16,040        226,417
 *Ercros SA.............................     100,518         36,997
 *Espanola del Zinc SA..................      29,250         57,030
 *Estacionamientos Urbanos SA...........       4,200              0
 Europistas Concesionaria Espanola SA...     174,940        812,695
 #Faes Farma SA.........................      24,400        263,355
 Fomento de Construcciones y Contratas
   SA...................................      21,870        494,939
 Funespana SA...........................       4,500         19,876
 *Grupo Picking Pack SA.................      87,465         62,645
 Hullas del Coto Cortes.................       8,666         76,724
 Iberpapel Gestion SA...................       6,700         91,976
 Inbesos SA.............................       8,050         16,817
 *Indo Internacional SA.................      33,600         99,938
 *Indra Sistemas SA.....................      75,200        582,743
 Inmobiliaria Colonial SA ICSA..........      35,200        523,487
 Inmobiliaria del Sur SA................         331         25,518
 Inmobiliaria Urbis SA..................      80,282        487,158
 *LSB (La Seda de Barcelona SA)
   Series B.............................      25,200         48,632
 Lingotes Especiales SA.................      22,080         79,072
 Marco Iberica Distribucion de Ediciones
   Midesa...............................      29,600        592,436
 *Mecalux SA............................       9,500         28,823
 Metrovacesa SA.........................      41,265        892,818
 Nicolas Correa SA......................      15,750         40,109
 Obrascon Huarte Lain SA................      53,992        239,007
 Papelera de Navarra SA.................       6,000        104,451
 *Parques Reunidos SA...................      15,300         39,876
 Pescanova SA...........................      26,443        295,927
 Prosegur Cia de Seguridad SA...........      38,800        418,777
 *Radiotronica SA.......................      17,275         24,402
 *Recoletos Grupo de Comunicacion SA....      82,300        376,599
 *#SOS Cuetara SA.......................      10,400        159,943
 *Sogecable SA..........................      34,600        450,888
 Sol Melia SA...........................     112,700        525,797
 Tavex Algodonera SA....................      29,040         88,975
 *Tecnocom Telecomunicaciones y Energia
   SA...................................       6,000         22,561
 *#Tele Pizza SA........................     122,900        116,144
 Transportes Azkar, SA..................      26,700        118,193
 Tubacex SA.............................      73,130        104,756
 Unipapel SA............................      34,946        458,874
 #Uralita SA............................     112,831        713,850
 Vallehermoso SA........................      58,700        548,893
 Vidrala SA, Alava......................      47,040        394,940
 Viscofan Industria Navarra de
   Envolturas Celulosicas SA............      97,492        738,032
                                                       ------------
TOTAL -- SPAIN
  (Cost $17,620,937)....................                 21,358,409
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
SWEDEN -- (7.8%)
COMMON STOCKS -- (7.8%)
 *ADCore AB.............................          50   $         56
 *Active I Malmoe AB Series A...........       4,160         16,061
 *Active I Malmoe AB Series B...........       4,160         14,914
 Addtech AB Series B....................      12,800         42,359
 *Alfaskop AB...........................       3,200            282
 *Allgon AB Series B....................      28,400         73,621
 Angpannefoereningen AB Series B........      10,800        111,987
 *Anoto Group New Issue.................      14,533         21,161
 *Arkivator AB..........................      21,400        112,130
 Axfood AB..............................      43,100        810,620
 B & N Bylock & Nordsjoefrakt AB
   Series B.............................      41,800         47,493
 Beiger Electronics AB..................      11,700         78,083
 Beijer AB Series B.....................      11,700         83,891
 Beijer Alma AB Series B................      10,400         60,803
 Bergman & Beving AB Series B...........      36,200        175,702
 *Biacore International AB..............       7,850        175,785
 #Bilia AB Series A.....................      66,700        607,009
 *Biora AB..............................       6,200          9,575
 *Bong Ljungdahl AB.....................       9,000         34,549
 Boras Waefveri AB Series B.............       8,600         33,678
 *Boss Media AB.........................      25,500         16,034
 *#C Technologies AB....................      69,300        100,907
 Capona AB..............................      19,000        111,082
 Carbo AB...............................      24,300        526,725
 Castellum AB...........................      34,800        466,413
 *Cell Network AB.......................      22,800          2,440
 Cloetta AB Series B....................      15,600        320,076
 Concordia Maritime AB Series B.........      37,300         49,375
 *Connecta AB...........................          50             58
 *D. Carnegie & Co. AB..................      54,000        446,756
 *Doro Telefoni AB Series A.............       2,900          2,559
 Drott Series AB........................      74,400        804,293
 *Duroc AB Series B.....................       2,700          5,570
 *Elekta AB.............................      24,800        251,684
 *Enea Data AB Series B.................     220,000         63,825
 *Eniro AB..............................      51,300        350,852
 *Epsilon AB Series B...................       4,300          9,961
 Fagerhult AB...........................       2,900         34,229
 *Fagerlid Industrier AB................       8,600              0
 *Fastighets AB Celtica.................       5,800         33,270
 Fastighets AB Tornet...................      21,500        381,839
 *Finnveden AB..........................      57,000        194,918
 *Frontec AB Series B...................      18,200         11,444
 Getinge Industrier AB Series B.........      44,151        871,784
 Geveko AB Series B.....................       8,300         96,135
 Gorthon Lines AB Series B..............      41,800         80,692
 Gunnebo AB.............................      17,100        244,276
 HL Display AB Series B.................       2,000         20,738
 Haldex AB..............................      39,000        378,584
 Heba Fastighets AB Series B............       4,300         36,998
 Hexagon AB Series B....................       3,572         58,119
 *Hiq International AB..................      21,500         16,009
 Hoeganges AB Series B..................      27,600        529,753
 *IBS AB Series B.......................      65,200         45,671
 *Icon Medialab International AB........      24,900          6,043
 *Industrial & Financial Systems AB
   Series B.............................      29,700         22,114
 Industrifoervaltnings AB Skandigen.....      21,400         35,410
 *Intentia International AB Series B....      25,140         52,413

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Karlshamns AB..........................      14,900   $    144,639
 Kinnevik Industrifoervaltnings AB
   Series B.............................      38,700        431,169
 Klippans Finpappersbruk AB.............       5,800         21,433
 *Kungsleden AB.........................       8,900        141,373
 Lagercrantz Group AB Series B..........      12,800         27,533
 Lindex AB..............................      16,100        321,455
 Ljungberg Gruppen AB Series B..........       3,800         34,792
 *Meda AB Series A......................       5,300         58,464
 *Medivir Series B......................       2,800         16,061
 *Micronic Laser Systems AB.............      13,600         93,013
 *#Modern Times Group AB Series B.......      41,100        466,976
 NCC AB Series B........................      38,200        231,762
 New Wave Group AB Series B.............       9,000         78,927
 Nibe Industrier AB Series B............       2,600         67,399
 Nobel Biocare Holding AG...............      45,460      2,522,394
 *Nolato AB Series B....................      42,840        158,310
 OEM International AB Series B..........       7,100         59,523
 Observer AB............................     137,856        585,466
 Om AB..................................      68,000        483,820
 Orc Software AB........................      10,500        102,506
 *Ortivus AB............................       5,900         14,448
 PEAB AB Series B.......................      62,600        330,769
 Pandox Hotelfastigheter AB.............      20,100        159,641
 *Partnertech AB........................       3,800         12,156
 *Perbio Science AB.....................      29,600        383,659
 *Pergo AB..............................      43,300         80,244
 Poolia AB Series B.....................      18,150         54,658
 *Prevas AB Series B....................      16,000         24,003
 *Pricer AB Series B....................      91,000          8,633
 *Proact It Group AB....................      15,000         32,431
 Proffice AB............................      42,800        123,697
 *Q-Med AB..............................      20,000        201,868
 Rottneros Bruk AB......................     366,600        323,518
 SSAB Swedish Steel Series A............      60,300        701,754
 SSAB Swedish Steel Series B............      17,100        186,744
 Sardus AB..............................       5,700         48,730
 Scandiaconsult AB......................      57,200        265,009
 *Scribona AB Series A..................      40,100         59,274
 *Scribona AB Series B..................      31,700         52,103
 *Semcon AB.............................      18,300         34,923
 *Sigma AB Series B.....................       8,600          9,487
 *Song Network Holding..................         945          5,160
 Sweco AB Series B......................      23,450        150,033
 TV 4 AB Series A.......................       5,800         72,937
 Teleca AB Series B.....................      41,200        161,340
 *Telelogic AB..........................     162,400        154,064
 *Ticket Travel Group AB................       4,500          3,301
 Trelleborg AB Series B.................      65,600        578,908
 WM-Data AB Series B....................     275,800        383,337
 Wallenstam Byggnads AB Series B........      16,700        175,928
 *Wedins Norden AB Series B.............      10,000         13,789
 *Westergyllen AB Series B..............       4,300         18,262
 Whilborg Fastigheter AB Class B........      50,560        429,451
 *Wilh. Sonesson AB Series A Rights
   07/05/02.............................       4,160          5,507
 *Wilh. Sonesson AB Series B Rights
   07/05/02.............................       4,160          5,920
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,662,691)....................                 20,501,509
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $36,912).......................               $     37,131
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Pricer AB Free Warrants 10/17/03
   (Cost $0)............................       6,500             72
                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,699,603)....................                 20,538,712
                                                       ------------
GREECE -- (6.1%)
COMMON STOCKS -- (6.1%)
 *A. Cambas Holding & Real Estate SA....      25,650         51,032
 Aegek..................................      63,895        153,817
 Agricultural Life Insurance S.A........      26,349        117,426
 Agrotiki Insurance S.A.................      11,994         75,167
 Aktor S.A..............................      88,970        509,786
 Alcatel Cables Hellas S.A..............       3,003         13,741
 Alfa-Beta Vassilopoulos S.A............      12,732        100,816
 *Alisida S.A...........................       2,160          7,477
 *Allatini Industrial & Commercial Co...      15,370         39,600
 *Alpha Leasing.........................      37,191        199,041
 Alte Technological Co. S.A.............      29,500         34,628
 *Altec Information & Communication
   Systems S.A..........................      80,278        111,801
 Alumil Milonas S.A.....................      22,016         84,099
 Aluminum of Attica S.A.................      83,992         68,513
 *Anek Lines S.A........................      44,641         59,506
 Arcadia Metal Industry C. Rokas S.A....      16,429         75,178
 *Aspis Bank............................      25,864         90,050
 *Aspis Pronia General Insurance S.A....      29,790         40,895
 Athens Medical Center S.A..............      67,184        153,715
 Athens Water & Sewerage Public Co......      53,245        218,222
 Attica Enterprises S.A. Holdings.......     104,174        291,197
 Attica Publications S.A................       9,024         28,726
 Atti-Kat S.A...........................      64,494         59,024
 Autohellas S.A.........................      14,400         70,191
 Avax S.A. Construction Co..............      31,108        420,855
 Babis Vovos S.A........................      28,832        516,260
 Bank of Attica S.A.....................      35,348        164,563
 Bank of Piraeus S.A....................     125,429        788,563
 Benrubi S.A............................       9,221         53,936
 *Biometal Esquimo......................      11,340         19,516
 *Bitros Holdings S.A...................      10,452         24,330
 Chipita S.A............................      29,645        139,192
 Delta Dairy S.A........................      29,667        177,071
 *Dionic SA.............................      10,790         17,496
 EFG Eurobank Ergasias S.A..............       9,481        107,518
 Edrassi C. Psallidas S.A...............      15,554         52,297
 Egnatia Bank S.A.......................      72,397        202,371
 El. D. Mouzakis S.A....................      31,653         67,383
 Elais Oleaginous Production S.A........      10,817        170,229
 Elektrak SA............................      14,040         29,330
 Elmec Sport S.A........................      47,086         72,133
 Esha S.A...............................       3,810         38,052
 *Etba Leasing S.A......................      17,297         35,617
 *Ethniki General Insurance Co..........      30,477        159,470
 *Etma Rayon S.A........................      11,242         14,985
 *Europaiki Techniki....................      13,100         12,119
 Everest S.A............................      22,560         64,857
 *Fanco S.A.............................       4,560         17,328
 Fourlis S.A............................      41,540         50,827
 Frigoglass S.A.........................      32,000         93,588

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 General Construction Co. S.A...........      23,559   $    126,084
 General Commercial and Industry........      24,060         26,088
 General Hellenic Bank..................      26,849        126,598
 Germanos S.A...........................      33,570        364,666
 Gianoussis S.A.........................       2,354         21,684
 *Gnomon Construction S.A...............      23,297         21,089
 Goody's S.A............................      13,020        190,911
 Halkor S.A.............................      72,736        141,817
 *Hatziioannou S.A......................      32,440         46,792
 Hellas Can Packaging Manufacturers
   S.A..................................      24,062        120,638
 *Hellenic Biscuits Co. S.A.............      38,080        175,009
 Hellenic Cables S.A....................      26,908         58,888
 Hellenic Duty Free Shops S.A...........      43,650        273,556
 Hellenic Fabrics S.A...................      10,950         44,442
 Hellenic Sugar Industry S.A............      30,820        171,076
 Hellenic Technodomiki S.A..............     112,376        708,736
 Heracles General Cement Co.............      71,083        585,488
 Heremes S.A Building Enterprises.......       7,006         21,884
 *Hippotour S.A.........................      12,155         24,183
 Hyatt Regency S.A......................      71,400        473,036
 Inform P. Lykos S.A....................      13,790        104,804
 *Intersat S.A..........................      19,392          7,330
 Intertech S.A..........................       6,626         17,533
 Intracom S.A...........................      98,886        558,734
 *Ionian Hotel Enterprises..............      13,404        145,606
 *J Boutaris & Son Holding S.A..........      15,230         26,059
 Kalpinis Simos Steel Service Center....      12,432         38,585
 Karelia Cigarette Co...................       2,160        109,584
 Kathimerini S.A........................      13,250         56,413
 Katselis Sons S.A......................       9,000         39,930
 Kekrops Hotel Touristing Building......       2,244         60,941
 *Keramia-Allatini S.A. Industrielle
   Commerciale & Technique..............       8,640         46,928
 *Klonatex S.A..........................      40,703        122,280
 *Kotsovolos SA.........................       2,872          4,187
 *Lambrakis Press S.A...................      60,020        158,818
 *Lampsa Hotel Co.......................      10,376         70,188
 Lavipharm S.A..........................      39,294         64,887
 Light Metals Industry..................      28,662         53,032
 Loulis Mills S.A.......................       8,362         26,618
 Macedonian Plastics S.A................      18,131         24,349
 Mailis (M.J.) S.A......................      72,434        344,423
 *Maritime Company of Lesvos S.A........      30,753         25,085
 Mesochoritis Bros. Construction Co.....      23,700         18,389
 Metka S.A..............................      10,370         39,406
 Michaniki S.A..........................      81,721        173,155
 Minerva Knitwear.......................       5,140         11,965
 *Minoan Lines S.A......................      60,279         78,552
 Mochlos S.A............................      29,920         24,406
 Mytilineos Holdings S.A................      40,520        116,087
 *N. Levederis S.A......................       8,355          9,059
 N.B.G. Real Estate Development Co......      92,710        296,964
 *Naoussa Spinning Mills S.A............      64,091         98,821
 National Investment Bank for Industrial
   Development..........................      49,919        210,549
 Nikas S.A..............................      17,187         67,704
 Notos Com.Holdings S.A.................      53,644        100,857
 *O. Daring Sain........................       7,760         13,818
 *P.D. Papoutsanis S.A..................      12,950         13,140
 Pantechniki S.A........................     131,562         79,833
 *Pegasus Publishing & Printing S.A.....      37,500         79,457
                                            SHARES        VALUE+
                                            ------        ------
 Petros Petropoulos SA..................       4,000   $     20,771
 *Petzetakis S.A........................      22,560         34,785
 Proodeftiki Technical Co...............      32,257         28,238
 Rilken S.A.............................       1,982         14,590
 *Sanyo Hellas S.A......................      72,363         69,825
 *Sarantis S.A..........................      37,800         91,749
 Sato S.A...............................      28,850         28,125
 Selected Textile Industry Assoc. S.A...      40,590         70,661
 *Sfakianakis S.A.......................      10,390         22,635
 *Sheet Steel S.A.......................      25,850         20,057
 Shelman................................      38,042         57,143
 Silver and Baryte Ores Mining Co.
   S.A..................................      30,141        218,878
 Singular S.A...........................      54,600        181,410
 Spyroy Agricultural House S.A..........      22,258         38,969
 *Stabilton S.A.........................      27,530          6,025
 *Strintzis Shipping Lines S.A..........     105,000        119,074
 Technical Olympic S.A..................     106,250        331,879
 *Technodomi M.Travlos Br. Com. &
   Constr. Co. S.A......................      13,910          8,302
 Terna Tourist Technical & Maritime
   S.A..................................      36,310        137,978
 Themeliodomi...........................      26,262        106,066
 Thrace Plastics Co. S.A................      45,500         76,040
 Tiletipos S.A..........................      31,237        161,582
 Uncle Stathis S.A......................      10,999         59,303
 Unisystems S.A.........................      32,430        112,266
 Veterin................................      12,904         38,766
 Viohalco...............................     104,755        475,183
 *Vioter S.A............................      29,900         51,754
 *Vis Container Manufacturing Co........       4,259         13,303
 Zampa S.A..............................         830         12,946
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,671,255)....................                 16,032,978
                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Egnatia Bank S.A.
   (Cost $8,591)........................       3,196          7,567
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Daring Sain Rights 12/05/02...........       7,760             77
 *Egnatia Bank S.A. Rights 01/20/03.....       3,196              0
                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0).............................                         77
                                                       ------------
TOTAL -- GREECE
  (Cost $19,679,846)....................                 16,040,622
                                                       ------------
NETHERLANDS -- (5.8%)
COMMON STOCKS -- (5.8%)
 A.I.R. Holdings NV.....................       1,174         30,656
 *#ASM International NV.................      18,100        268,459
 Aalberts Industries NV.................      25,017        350,894
 Accell Group NV........................       5,010         67,530
 *Arcadis NV............................       5,400         46,143
 *Atag Group NV.........................       4,630          1,336
 Athlon Groep NV........................      34,250        317,540
 Batenburg Beheer NV....................       3,000         77,592
 *Begemann Groep NV.....................      11,909         31,394
 *Begemann Groep NV Series B............      13,451          7,226
 *Beter Bed Holding NV..................       2,100         14,728
 Boskalis Westminster NV................      47,991        859,318
 Brunel International NV................       5,200         17,070

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Buhrmann NV............................      49,009   $    227,674
 Creyf's SA.............................      18,064        256,604
 *Creyf's SA Strip VVPR.................      18,064            180
 Delft Instruments NV...................      13,336        156,541
 Draka Holding NV.......................       7,387         87,445
 Econosto NV............................      17,305         39,593
 Eriks Group NV.........................       8,516        218,140
 *Exact Holding NV......................       9,000        114,597
 *Fox Kids Europe NV....................      30,500        119,238
 Gamma Holding NV.......................      15,705        436,658
 Gemeenschappeljk Bezit Crown van Gelder
   NV...................................      12,000        155,184
 *Getronics NV..........................     128,790        119,148
 Geveke NV..............................       9,664        258,121
 Grolsche NV............................      32,100        638,641
 *Grontmij NV...........................         700         12,987
 Hagemeyer NV...........................      24,400        198,548
 Heijmans NV............................       7,877        136,343
 ICT Automatisering NV..................       1,600         10,823
 Internatio-Mueller NV..................      28,645        391,808
 *Ispat International NV................      26,100         63,351
 KLM (Koninklijke Luchtvaart Mij) NV....      17,300        185,862
 Kas-Associatie NV......................      42,888        725,281
 #Koninklijke Bam NV....................      25,037        367,612
 Koninklijke Frans Maas Groep NV........      12,349        242,002
 Koninklijke Nedlloyd NV................      23,472        279,023
 Koninklijke Ten Cate NV................      10,416        271,575
 Koninklijke Ubbink NV..................       1,500         56,702
 Koninklijke Vendex KBB NV..............      34,800        364,180
 Koninklijke Volker Wessels Stevin NV...      12,740        236,231
 *Koninklijke Vopak NV..................      22,100        260,515
 *#Laurus NV............................     212,367        183,793
 MacIntosh NV...........................      15,590        155,860
 NBM-Amstelland NV......................      59,684        256,486
 *NH Hoteles............................      21,703        199,702
 NV Holdingsmij de Telegraaf............      19,400        299,127
 Nederlandsche Apparatenfabriek.........      14,000        181,744
 *New Skies Satellites NV...............      35,200        113,801
 Nutreco Holding NV.....................      12,281        202,187
 Oce NV.................................      32,200        366,761
 Opg Groep NV Series A..................       4,450        151,615
 Petroplus International NV.............       9,550         76,000
 *Randstad Holdings NV..................      42,700        465,118
 Reesink NV.............................       2,050        100,944
 Roto Smeets de Boer NV.................       1,040         18,622
 Rubber Cultuur Maatschappij Amsterdam
   NV...................................      40,800         94,161
 *SNT Groep NV..........................       2,800         30,639
 Samas-Groep NV, Zaandam................      24,184        121,490
 Schuitema NV, Amersfoort...............      34,200        443,975
 *Schuttersveld NV......................      21,454        141,282
 *Semiconductor Industries NV...........       8,500         41,178
 Sligro Beheer NV.......................       2,222         87,641
 Smit International NV..................      19,643        375,954
 Stork NV...............................      12,200         73,666
 *Textielgroep Twenthe NV...............       1,000          2,487
 Twentsche Kabel Holding NV.............      18,244        178,037
 Unique International NV................      11,430        138,716
 *Univar NV.............................       7,050         35,767
 Van Der Mollen Holding NV..............      57,660      1,326,124
 Vedior NV..............................      32,300        255,441
 *#Versatel Telecom International NV....      91,300         25,430
                                            SHARES        VALUE+
                                            ------        ------
 *Vredestein NV.........................      15,514   $     57,873
 Wegener Arcade NV .....................      70,830        317,067
                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,885,768)....................                 15,239,181
                                                       ------------
FINLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
 *4F-Secure Corp........................      71,539         65,472
 Alandsbanken AB Series B...............       1,700         27,227
 *Aldata Solutions Oyj..................      32,822         31,997
 #Alma Media Oyj........................       3,134         59,234
 Amer-Yhtymae Oyj Series A..............      17,020        553,303
 *Aspocomp Group P.L.C..................      12,738         89,333
 *Benefon Oy............................       1,900          1,550
 Capman Oyj Series B....................      12,485         19,623
 #Comptel Oyj...........................      53,527         71,351
 Eimo Oyj...............................      32,700         41,962
 *Elcoteq Network Corp..................      10,210        114,668
 *Elisa Communications Corp.............      74,525        496,705
 *Eq Online Oyj.........................       7,100         11,866
 *Evox Rifa Group Oyj...................      51,210          3,566
 Finnair Oyj............................      77,910        310,009
 Finnlines Oyj..........................      30,280        617,492
 *Finvest Oyj...........................      51,210          7,132
 Fiskars Oy AB Series A.................      13,730        111,314
 HK Ruokatalo Oy Series A...............      11,400         60,898
 Huhtamaki Van Leer Oyj.................      51,600        474,803
 Instrumentarium Oyj....................      54,400      1,515,230
 J.W. Suominen Yhtyma Oy................      11,970         68,467
 #Jaakko Poyry Group Oyj................       3,700         51,529
 *Jippii Group Oyj......................      18,360          6,027
 *Jot Automation Group Oyj..............      83,777         29,169
 KCI Konecranes International Oyj.......      13,800        313,680
 Kemira Oyj.............................     118,400        777,351
 Kesko Oyj..............................      32,060        374,734
 Kone Corp..............................      14,940        426,534
 Laennen Tehtaat Oy.....................       3,930         38,312
 #Lassila & Tikanoja Oyj................      11,970        176,824
 Lemminkainen Oy........................      13,100        211,110
 M-real Oyj Series B....................      24,200        196,198
 Martela Oy.............................         530          9,490
 Metsaemarkka Oyj Series B..............         700          3,969
 New Kyro Corp. Oyj.....................      36,470        219,489
 Nokian Renkaat Oyj.....................       9,700        308,969
 Nordic Aluminium Oy....................       1,900         11,907
 #Novo Group Oyj........................      31,600         80,787
 #Okobank Class A.......................      31,940        467,061
 Olvi Oyj Series A......................         410          8,361
 Orion-Yhtyma Oyj Series B..............      12,700        256,461
 #Outokumpu Oyj Series A................      21,100        204,649
 Oy Stockmann AB Series B...............      24,300        317,873
 PK Cables Oyj..........................       4,760         35,987
 Partek Oyj.............................       9,870        150,221
 #Perlos P.L.C. Warrants 04/04/04.......      25,732        183,021
 Pohjola Group P.L.C. Series D..........      27,415        409,073
 *Pohjola Series C......................         115              0
 *Polar Real Estate Corp. Series K......     126,010         66,436
 Ponsse Oyj.............................       4,900         50,206
 #Raisio Group P.L.C. Series V..........     118,423        137,830
 Rakentajain Koneuvokrammo Oy...........       5,700         29,768
 Rapala VMC Oyj.........................      20,000         78,388
 Rautaruukki Oyj Series K...............      74,910        253,361

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Rocla Oy...............................       1,300   $      8,470
 Sampo Insurance Co., Ltd...............         810          6,156
 Sponda Oyj.............................      40,577        222,006
 Stockmann Oyj AB.......................       8,700        115,970
 *Stonesoft Corp........................      11,279          7,069
 Talentum Oyj...........................      18,300         55,523
 Tamro Oyj..............................     105,620        388,749
 *Tecnomen Holding Oyj..................      36,470         23,581
 Teleste Corp. Oyi......................       4,518         16,944
 Uponor Oyj Series A....................      32,500        604,570
 #Vaisala Oy Series A...................      12,650        270,678
 #Viking Line AB........................       3,240         77,353
 Wartsila Corp. Oyj Series B............      23,710        281,852
 #Yit-Yhtymae Oyj.......................      26,854        454,129
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Outokumpu Rights 12/17/02
   (Cost $0)............................      21,100              0
                                                       ------------
TOTAL -- FINLAND
  (Cost $12,215,928)....................                 13,171,027
                                                       ------------
NORWAY -- (4.2%)
COMMON STOCKS -- (4.1%)
 Aktiv Kapital ASA......................      32,350        203,197
 Arendals Fosse Kompani ASA.............         100          4,786
 *Avantor Financial Corp................      13,270         81,539
 Awilco ASA Series A....................      50,950        105,748
 Bergesen Dy ASA Series A...............      28,700        552,567
 *Blom ASA..............................       7,970          2,177
 Bonheur ASA............................       9,800        103,039
 *C. Tybring-Gjedde ASA.................      49,104          3,688
 *Choice Hotel Scandinavia ASA..........      27,740         65,908
 *Corrocean ASA.........................      19,321          8,442
 *Den Norske Oljeselkapet...............      48,420        105,125
 *Dof Asa...............................      46,060         59,120
 *#Dsnd Group...........................      65,730        155,272
 *EDB Elektronisk Data Behandling ASA...      98,717        269,592
 Ekornes ASA............................      37,490        455,606
 *#Eltek ASA............................      22,995         97,337
 #Farstad Shipping ASA..................      41,190        236,225
 *Fred Olsen Energy ASA.................      56,600        115,156
 Ganger Rolf ASA........................       5,490         55,474
 *Gresvig ASA...........................       4,590         14,541
 Hafslund ASA...........................      58,700        224,430
 *Home Invest ASA.......................      15,077         14,411
 Hydralift AS...........................      34,340        248,519
 *Industrifinans Naeringseiendom ASA....       7,582          6,057
 *#Infocus Corp.........................      10,455         82,801
 *Kenor ASA.............................     120,758         59,361
 *Kongsberg Gruppen ASA.................      32,600        436,242
 *#Kvaerner ASA.........................     974,581        565,576
 *Kverneland ASA........................      13,460        161,738
 Leif Hoegh & Co. ASA...................      31,175        357,577
 *Merkantildata ASA.....................     188,921        144,462
 *Natural...............................       6,694         35,648
 *Nera ASA..............................     134,553        174,543
 *Nordic Vlsi...........................       5,000         16,044
 Nordlandsbanken ASA....................      32,420        123,510
 *#Ocean Rig ASA........................     178,476         25,345
                                            SHARES        VALUE+
                                            ------        ------
 #Odfjell ASA Series A..................      18,310   $    265,020
 Olav Thon Eiendomsselskap ASA..........       8,320        234,032
 *Pan Fish ASA..........................     160,175         18,372
 *#Petroleum Geo Services ASA...........      35,100         12,461
 *Prosafe ASA...........................      36,930        494,185
 Rieber and Son ASA Series A............      35,804        229,781
 Schibsted ASA..........................      75,460        762,488
 *Sensonor ASA..........................      82,404         26,330
 *Sinvest ASA...........................     226,234          2,780
 Smedvig ASA Series A...................      57,680        307,167
 *Software Innovation ASA...............      13,423         31,159
 Solstad Offshore ASA...................      33,600        160,580
 *Steen and Stroem ASA..................      19,512        239,789
 *Stento Asa............................       1,225          6,691
 *Storebrand ASA........................     183,330        771,025
 *Tandberg ASA Series A.................      70,480        972,012
 *Tandberg Data ASA.....................      35,250         11,311
 *Tandberg Television ASA...............      47,030         43,668
 *#Tgs-Nopec Geophysical Co. ASA........      26,910        203,935
 *Unit 4 Agresso NV.....................       4,620         43,529
 Veidekke ASA...........................      15,936         97,921
 Visual Management Applications ASA.....      33,993        222,800
 Wilhelmshaven (Wilhelm), Ltd. ASA......      20,200        275,826
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,733,444)....................                 10,803,665
                                                       ------------

                                             FACE
                                           AMOUNT@
                                           -------
                                            (000)
BONDS -- (0.1%)
 **Aker RGI Holding ASA
   8.96%, 12/5/02
   (Cost $297,547)......................       2,010        212,728
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $6,287)........................                      6,273
                                                       ------------

                                            SHARES
                                            ------
RIGHTS/WARRANTS -- (0.0%)
 *Sensonor ASA Rights 12/11/02
   (Cost $0)............................      82,404            900
                                                       ------------
TOTAL -- NORWAY
  (Cost $14,037,278)....................                 11,023,566
                                                       ------------
DENMARK -- (4.1%)
COMMON STOCKS -- (4.1%)
 AS Dampskibsselsk Torm.................      16,190        113,860
 Aarhus Oliefabrik A.S. Aeries A........       3,840        153,289
 *Alm. Brand A.S........................      14,395        134,981
 Amagerbanken A.S.......................       1,640        113,140
 Amtssparekassen Fyn A.S................       1,478         95,628
 Bang & Olufsen Holding A.S.
   Series B.............................      11,767        255,355
 Brodrene Hartmann A.S. Series B........       5,865         94,279
 Bryggerigruppen A.S....................       5,590        147,517
 Christian Hansen Holding A.S.
   Series B.............................       8,280        293,928
 *Codan A.S.............................      43,400        624,975
 Coloplast A.S. Series B................       4,374        280,952
 D'Hooge Schouw NV......................       7,850        123,033
 DFDS A.S., Copenhagen..................       7,680        143,001

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
 Dalhoff, Larsen & Hornemann A.S.
   Series B.............................         670   $     13,642
 Danske Traelastkompagni A.S............      28,340        459,356
 *Danware...............................       2,419         38,885
 *East Asiatic Co., Ltd.................      20,553        457,033
 *Edb Gruppen A.S.......................       3,230         43,268
 *FLS Industries........................      54,980        412,437
 *Fimiston Resources & Technology
   Ltd..................................         400          3,751
 Fluegger A.S. Series B.................       1,638         43,445
 *Foras Holding A.S. Series A...........       7,082         42,501
 *Forstaedernes Bank....................       3,007         77,742
 *Glunz & Jensen A.S....................       1,470         15,753
 *#Gn Great Nordic A.S..................     210,980        652,856
 Henriksen Og Henriksen Holding A.S.
   Series B.............................         770         72,203
 Hoejgaard Holding A.S. Series B........       2,500         60,281
 *I-Data International A.S..............       2,327          1,403
 *IC Co. A.S............................       3,510         12,460
 *Incentive A.S.........................       3,575          5,507
 *Junckers (F.) Industrier A.S..........         860          8,064
 *Jyske Bank A.S........................      37,760        948,413
 Kjobenhavns Sommer Tivoli A.S..........         190         31,815
 Koebenhavns Lufthavne..................       8,730        608,110
 *Korn-Og Foderstof Kompagnet A.S.......       8,498        182,138
 *NTR Holdings A.S......................       1,130          4,238
 Naestved Diskontobanken................         345         30,386
 *#Neg Micon A.S........................      23,698        411,098
 *Neurosearch A.S.......................       6,650         46,322
 Nordiske Kabel-Og Traadfabrikker
   Holding A.S..........................      22,495        195,868
 Nordvestbank...........................         250         28,131
 Per Aarsleff A.S. Series B.............       1,545         37,253
 *Pharmexa A.S..........................       3,235         17,984
 Radiometer A.S. Series B...............       7,393        298,093
 *Ringkjobing Landbobank................         850         81,982
 Rockwool, Ltd..........................       3,820         46,566
 Sanistal A.S. Series B.................         936         27,584
 *Sas Danmark A.S.......................      34,300        225,141
 Satair A.S.............................       1,350         21,717
 *Simcorp A.S...........................       4,222         98,974
 Sjaelso Gruppen A.S....................       1,719         55,265
 *Sondagsavisen A.S.....................      17,601         68,375
 Spar Nord Holding......................       4,973        217,837
 Sparkasse Regensburg...................      19,440        445,304
 Sydbank A.S............................       7,192        461,477
 TK Development.........................      12,478         83,576
 *Thrane and Thra.......................       2,886         46,005
 *Topdanmark A.S........................      28,300        693,748
 VT Holdings Shares B...................       3,130         95,597
 *Wessel & Vett Magasin du Nord A.S.
   Series C.............................       2,102         72,084
                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,690,143)....................                 10,575,606
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $47,580).......................                     47,866
                                                       ------------
TOTAL -- DENMARK
  (Cost $12,737,723)....................                 10,623,472
                                                       ------------
                                            SHARES        VALUE+
                                            ------        ------
BELGIUM -- (4.1%)
COMMON STOCKS -- (4.1%)
 *Abfin SA..............................       2,560   $          0
 Ackermans & Van Haaren SA..............      13,730        239,018
 *Afrifina..............................       3,480        146,468
 *Arinso International NV...............       4,360         32,529
 BMT NV.................................       2,040        144,082
 Banque Nationale de Belgique...........         710      1,914,032
 Barco (New) NV.........................       5,120        249,567
 Bekaert SA.............................       9,070        376,962
 Brantano NV............................       1,100         32,718
 CFE (Compagnie Francois
   d'Entreprises).......................       2,080        400,374
 Carrieres Unies Porphyre...............          20         21,885
 Cie Martime Belge SA...................       3,080        147,066
 Cofinimmo SA...........................       4,763        459,594
 Commerciale de Brasserie SA COBRHA.....         115         47,018
 D'Ieteren SA...........................       2,260        310,248
 Deceuninck SA..........................      63,700      1,172,284
 Engrais Rosier SA......................         655         42,417
 Floridienne NV.........................       2,033         97,073
 *Glaces de Moustier-sur-Sambre SA......      13,370        266,001
 *Immobel (Cie Immobiliere de Belgique
   SA)..................................       4,600        168,623
 *Intercomfina SA.......................      11,000            109
 *Ion Beam Application SA...............      10,850         63,248
 *Kinepolis Group NV....................       2,070         18,903
 Koramic Building Products SA...........       5,510        115,105
 Metiers Automatiques Picanol...........         403        280,624
 *Mobistar SA...........................      25,670        603,664
 Omega Pharma SA........................      12,120        367,726
 Ontex NV...............................       3,770        336,400
 *Papeteries de Catala SA...............         315         29,768
 Plantations Nord-Sumatra SA............         650         97,701
 *Real Software SA......................      10,280         16,464
 Recticel SA............................      11,360        108,485
 Resilux NV.............................         700         44,566
 Roularta Media Groep...................       3,860         86,780
 *SA Finspa Bonus Shares................         325          1,920
 *SIPEF (Societe Internationale de
   Plantations & de Finance), Anvers....       1,545        135,249
 *Sait Radioholland.....................       6,088         39,971
 Sapec SA...............................       3,635        124,751
 *Sapec SA VVPR.........................          75             42
 Sioen Industries.......................      10,350         77,219
 Societe Belge Des Betons SA............       8,500        279,032
 Solvus SA..............................      20,280        121,043
 *Solvus SA Interim Strip VVPR..........         112              1
 *Spector Photo Group SA................       3,688         39,439
 *Systemat SA...........................       2,450         12,795
 #Telindus Group SA.....................      17,240         77,003
 Ter Beke NV............................       2,281         92,147
 Tessenderlo Chemie.....................      13,830        396,908
 UNIBRA.................................       1,600        111,414
 Union Miniere SA.......................       9,130        380,000
 VPK Packaging Group SA.................       5,525        126,410
 Van de Velde NV........................       1,170         90,201
 Warehouses de Pauw Sicafi..............       2,790         75,768
                                                       ------------
TOTAL -- BELGIUM
  (Cost $9,366,320).....................                 10,618,815
                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                            SHARES        VALUE+
                                            ------        ------
AUSTRIA -- (3.1%)
COMMON STOCKS -- (3.1%)
 Allgemeine Sparkasse Baugesellschaft...         670   $     65,670
 *Austria Email AG......................         715          1,259
 Austria Haustechnik AG.................       3,826         79,545
 *Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft......      27,880        195,525
 #BBAG Oesterreichische Brau-
   Beteiligungs AG......................       7,984        481,299
 BWT AG.................................      13,530        125,171
 Bank Fuer Kaernten und Steiermark AG...         520         48,547
 Bau Holding AG.........................       4,980        227,881
 Bohler Uddeholm AG.....................       9,020        401,533
 Brau Union Goess-Reinighaus AG.........      10,720        540,233
 *#Ca Immobilien Invest AG..............      18,153        323,419
 Constantia-Iso Holding AG..............      15,000         92,364
 Constantia-Verpackungen AG.............       6,000         54,911
 Flughafen Wien AG......................      14,792        489,996
 *#Immofinanz Immobilien Anlagen AG.....     126,142        722,776
 Jenbacher AG...........................       7,860        133,703
 Lenzing AG.............................       3,424        266,356
 Manner (Josef) & Co. AG................         870         18,477
 Mayr-Melnhof Karton AG.................       9,840        698,019
 Oberbank AG............................       3,555        240,475
 Palfinger AG...........................       7,610        122,637
 *Readymix Kies-Union AG................         500         23,874
 *Rhi AG, Wien..........................      18,559        120,002
 Rosenbauer International AG............         850         21,139
 *#Sparkassen Immobilien................      24,880        178,199
 Ubm Realitaetenentwicklung AG..........         360         23,636
 Uniqa Versicherungen AG................      79,223        634,408
 Va Technologie AG......................      11,400        181,446
 Voest-Alpine Stahl AG..................      30,095        766,401
 *Waagner Biro Binder Beteiligungs AG...       1,430              0
 Wienerberger AG........................      57,030        871,397
 *Wolford AG............................       4,100         42,539
                                                       ------------
TOTAL -- AUSTRIA
  (Cost $8,642,890).....................                  8,192,837
                                                       ------------
IRELAND -- (2.8%)
COMMON STOCKS -- (2.8%)
 Abbey P.L.C............................      19,319         89,363
 Anglo Irish Bank Corp. P.L.C...........     200,833      1,378,497
 *Arcon International Resources P.L.C...     143,750          5,720
 Ardagh P.L.C...........................      14,262         17,025
 Arnotts P.L.C..........................      12,322        118,898
 *Barlo Group P.L.C.....................     115,775         24,186
 DCC P.L.C..............................      61,697        635,223
 *Dragon Oil P.L.C......................     104,167         20,724
 *Dunloe Ewart P.L.C....................     235,918        112,648
 *Elan Corp. P.L.C......................     154,046        398,424
 Fyffes P.L.C...........................     241,712        322,199
 Glanbia P.L.C..........................     204,759        321,826
 *Grafton Group P.L.C...................     125,748        456,579
 Greencore Group P.L.C..................     142,544        378,601
                                            SHARES        VALUE+
                                            ------        ------
 Heiton Holdings P.L.C..................      33,002   $     72,224
 IAWS Group P.L.C.......................      86,078        680,739
 IFG Group P.L.C........................      37,599         18,327
 *ITG Group P.L.C.......................      18,328         41,934
 IWP International P.L.C................      39,611         16,944
 Independent News & Media P.L.C.........     406,739        594,778
 *Iona Technologies P.L.C...............      14,281         46,881
 Irish Continental Group P.L.C..........      18,872        126,719
 Jurys Hotel Group P.L.C................      43,861        308,911
 Kerry Group P.L.C......................      10,812        139,821
 Kingspan Group P.L.C...................     114,417        207,149
 Readymix P.L.C.........................      62,281         80,542
 *Riverdeep Group P.L.C.................     139,623        222,228
 Ryan Hotels P.L.C......................      43,787         27,441
 United Drug P.L.C......................      20,130        240,296
 Waterford Wedgwood P.L.C...............     530,812        300,980
                                                       ------------
TOTAL -- IRELAND
  (Cost $7,381,774).....................                  7,405,827
                                                       ------------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $549,479)......................                    557,062
                                                       ------------
UNITED KINGDOM -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Tullow Oil P.L.C......................     212,968        286,644
                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,658)........................                      1,811
                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $194,612).......................                    288,455
                                                       ------------

                                             FACE
                                            AMOUNT
                                            ------
                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (0.8%)
 Repurchase Agreement, PNC Capital
   Markets Inc. 1.21%, 12/02/02
   (Collateralized by $2,035,000 FMC
   Discount Notes 1.37%, 07/30/03,
   valued at $2,014,650) to be
   repurchased at $1,984,200
   (Cost $1,984,000)....................  $    1,984      1,984,000
                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $264,603,171)++.................               $262,621,156
                                                       ============

--------------------

  +  See Note B to Financial Statements.
  *  Non-Income Producing Securities
 ** Rate shown is the rate as of November 30, 2002, and maturity shown is the next interest readjustment date.
  #  Total or Partial Securities on Loan
 ++  The cost for federal income tax purposes is $264,650,823.
  @  Denominated in local currency or the Euro.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                 THE U.S.    THE U.S.     THE U.S.
                                  LARGE        LARGE       SMALL        THE DFA
                                 COMPANY     CAP VALUE      CAP      INTERNATIONAL
                                  SERIES      SERIES       SERIES    VALUE SERIES
                                ----------  -----------  ----------  -------------
ASSETS:
Investments at Value..........  $2,614,385  $ 1,733,133  $  865,462  $  1,123,791
Collateral for Securities
  Loaned......................     185,406       71,312      52,468       130,466
Cash..........................       4,418           --           1            14
Receivables:
  Investment Securities
    Sold......................          --           --       2,533         1,250
  Dividends, Interest, and Tax
    Reclaims..................       4,552        4,137         633         3,870
  Securities Lending..........          11           11          32            78
  Fund Shares Sold............       1,266        2,961       1,013         1,759
Prepaid Expenses and Other
  Assets......................           1            5          --             1
                                ----------  -----------  ----------  ------------
    Total Assets..............   2,810,039    1,811,559     922,142     1,261,229
                                ----------  -----------  ----------  ------------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................     185,406       71,312      52,468       130,466
  Investment Securities
    Purchased.................         140        2,112      17,695         1,179
  Fund Shares Redeemed........         551           92          --         3,725
  Fund Margin Variation.......         151           --          --            --
  Due to Advisor..............          55          138          20           185
Accrued Expenses and Other
  Liabilities.................         179           96          58           207
                                ----------  -----------  ----------  ------------
    Total Liabilities.........     186,482       73,750      70,241       135,762
                                ----------  -----------  ----------  ------------
NET ASSETS....................  $2,623,557  $ 1,737,809  $  851,901  $  1,125,467
                                ==========  ===========  ==========  ============
Shares Outstanding $0.01 Par
  Value
  (Unlimited Number of Shares
  Authorized).................         N/A  133,577,617  85,779,368   120,589,074
                                ==========  ===========  ==========  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................         N/A  $     13.01  $     9.93  $       9.33
                                ==========  ===========  ==========  ============
Investments at Cost...........  $2,569,525  $ 1,806,011  $1,048,375  $  1,270,232
                                ==========  ===========  ==========  ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF ASSETS AND LIABILITIES
                               NOVEMBER 30, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                              THE
                                THE JAPANESE  THE PACIFIC   THE UNITED    CONTINENTAL
                                   SMALL       RIM SMALL   KINGDOM SMALL     SMALL
                                  COMPANY       COMPANY       COMPANY       COMPANY
                                   SERIES       SERIES        SERIES        SERIES
                                ------------  -----------  -------------  -----------
ASSETS:
Investments at Value..........    $194,191     $121,089      $ 98,866      $262,621
Collateral for Securities
  Loaned......................      55,124        6,714            --        23,518
Cash..........................          16           15            15            16
Receivables:
  Investment Securities
    Sold......................          --          497            --            10
  Dividends, Interest, and Tax
    Reclaims..................         858          259           301         1,087
  Securities Lending..........          56           --            --            --
Prepaid Expenses and Other
  Assets......................          --           --            --             1
                                  --------     --------      --------      --------
    Total Assets..............     250,245      128,574        99,182       287,253
                                  --------     --------      --------      --------
LIABILITIES:
Payables:
  Collateral on Securities
    Loaned....................      55,124        6,714            --        23,518
  Payable for Investment
    Securities Purchased......          --          134           229           558
  Fund Shares Redeemed........          22           29            21            35
  Due to Advisor..............          16           10             8            22
Accrued Expenses and Other
  Liabilities.................          36           50            25            52
                                  --------     --------      --------      --------
    Total Liabilities.........      55,198        6,937           283        24,185
                                  --------     --------      --------      --------
NET ASSETS....................    $195,047     $121,637      $ 98,899      $263,068
                                  ========     ========      ========      ========
Shares Outstanding $0.01 Par
  Value
  (Unlimited Number of Shares
  Authorized).................         N/A          N/A           N/A           N/A
                                  ========     ========      ========      ========
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER
  SHARE.......................         N/A          N/A           N/A           N/A
                                  ========     ========      ========      ========
Investments at Cost...........    $428,107     $191,956      $101,256      $264,603
                                  ========     ========      ========      ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                THE U.S.   THE U.S.   THE U.S.     THE DFA
                                  LARGE      LARGE     SMALL    INTERNATIONAL
                                 COMPANY   CAP VALUE    CAP         VALUE
                                 SERIES     SERIES     SERIES      SERIES
                                ---------  ---------  --------  -------------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $0, $0,
    $0 and $2,652
    respectively).............  $  42,685  $  26,448  $  7,944    $ 29,304
  Interest....................        836        448       283         551
  Income from Securities
    Lending...................        153        219       509       1,291
                                ---------  ---------  --------    --------
      Total Investment
        Income................     43,674     27,115     8,736      31,146
                                ---------  ---------  --------    --------
EXPENSES
  Investment Advisory
    Services..................        693      1,656       294       2,340
  Accounting & Transfer Agent
    Fees......................        416        599       352         721
  Custodian Fees..............        113        158        94         336
  Legal Fees..................         26         14        11          13
  Audit fees..................         35         24        13          17
  Shareholders' Reports.......         64          7        19          27
  Trustees' Fees and
    Expenses..................         21         10         7          10
  Other.......................        115         21        12          68
                                ---------  ---------  --------    --------
      Total Expenses..........      1,483      2,489       802       3,532
                                ---------  ---------  --------    --------
  NET INVESTMENT INCOME
    (LOSS)....................     42,191     24,626     7,934      27,614
                                ---------  ---------  --------    --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
    CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (211,200)   (21,142)   59,084       2,766
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --         --        --         (42)
  Net Realized Gain (Loss) on
    Futures...................    (12,710)        --        --          --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (356,042)  (154,346) (149,677)    (97,155)
    Futures...................      5,220         --        --          --
  Translation of Foreign
    Currency Denominated
    Amounts...................         --         --        --         202
                                ---------  ---------  --------    --------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........   (574,732)  (175,488)  (90,593)    (94,229)
                                ---------  ---------  --------    --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(532,541) $(150,862) $(82,659)   $(66,615)
                                =========  =========  ========    ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED NOVEMBER 30, 2002

                             (AMOUNTS IN THOUSANDS)

                                                                              THE
                                THE JAPANESE  THE PACIFIC   THE UNITED    CONTINENTAL
                                   SMALL       RIM SMALL   KINGDOM SMALL     SMALL
                                  COMPANY       COMPANY       COMPANY       COMPANY
                                   SERIES       SERIES        SERIES        SERIES
                                ------------  -----------  -------------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign
    Taxes Withheld of $450,
    $159, $341 and $576,
    respectively).............    $  2,549      $ 5,344       $ 3,310       $ 5,705
  Interest....................          90           52            30           149
  Income from Securities
    Lending...................         559          108             2           359
                                  --------      -------       -------       -------
      Total Investment
        Income................       3,198        5,504         3,342         6,213
                                  --------      -------       -------       -------
EXPENSES
  Investment Advisory
    Services..................         210          135           102           245
  Accounting & Transfer Agent
    Fees......................         258          166           125           302
  Custodian Fees..............          75          118            23           193
  Legal Fees..................           1            1             1             2
  Audit fees..................           2            1             1             3
  Shareholders' Reports.......           1            1             2             2
  Directors' Fees and
    Expenses..................           1           --             1             2
  Other.......................          12            5             7            12
                                  --------      -------       -------       -------
      Total Expenses..........         560          427           262           761
                                  --------      -------       -------       -------
  NET INVESTMENT INCOME
    (LOSS)....................       2,638        5,077         3,080         5,452
                                  --------      -------       -------       -------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENT
  SECURITIES AND FOREIGN
  CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      (5,702)        (624)          (74)        3,013
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         140          (15)           79           134
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........     (14,390)       5,451        (7,990)       (4,955)
  Translation of Foreign
    Currency Denominated
    Amounts...................          39           (3)            4           147
                                  --------      -------       -------       -------
  NET GAIN (LOSS) ON
    INVESTMENT SECURITIES AND
    FOREIGN CURRENCY..........     (19,913)       4,809        (7,981)       (1,661)
                                  --------      -------       -------       -------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................    $(17,275)     $ 9,886       $(4,901)      $ 3,791
                                  ========      =======       =======       =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                   THE U.S. LARGE        THE U.S. LARGE
                                   COMPANY SERIES       CAP VALUE SERIES
                                --------------------  --------------------
                                  YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED
                                NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                  2002       2001       2002       2001
                                ---------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $  42,191  $  37,501  $  24,626  $  28,673
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................   (211,200)   (81,255)   (21,142)   (11,185)
  Net Realized Gain (Loss) on
    Futures...................    (12,710)   (14,349)        --         --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency........   (356,042)  (344,426)  (154,346)   165,772
    Futures...................      5,220        915         --         --
                                ---------  ---------  ---------  ---------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................   (532,541)  (401,614)  (150,862)   183,260
                                ---------  ---------  ---------  ---------
Distributions From:
  Net Investment Income.......         --         --    (23,538)   (30,420)
  Net Short-Term Gains........         --         --         --     (7,710)
  Net Long-Term Gains.........         --         --         --   (159,793)
                                ---------  ---------  ---------  ---------
    Total Distributions.......         --         --    (23,538)  (197,923)
                                ---------  ---------  ---------  ---------
Capital Share Transactions
  (1):
  Shares Issued...............         --         --    472,038    186,202
  Shares Issued in Lieu of
    Cash Distributions........         --         --     22,203    191,512
  Shares Redeemed.............         --         --   (219,115)  (461,311)
                                ---------  ---------  ---------  ---------
  Net Increase (Decrease) from
    Capital Share
    Transactions..............         --         --    275,126    (83,597)
                                ---------  ---------  ---------  ---------
Transactions in Interest
  Contributions...............    962,613    552,671         --         --
  Withdrawals.................   (638,165)  (458,219)        --         --
                                ---------  ---------  ---------  ---------
  Net Increase (Decrease) from
    Transactions in interest..    324,448     94,452         --         --
                                ---------  ---------  ---------  ---------
    Total Increase
      (Decrease)..............   (208,093)  (307,162)   100,726    (98,260)
NET ASSETS
  Beginning of Period.........  2,831,650  3,138,812  1,637,083  1,735,343
                                ---------  ---------  ---------  ---------
  End of Period...............  $2,623,557 $2,831,650 $1,737,809 $1,637,083
                                =========  =========  =========  =========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............        N/A        N/A     34,223     12,674
   Shares Issued in Lieu of
     Cash Distributions.......                            1,587     13,967
   Shares Redeemed............                          (15,622)   (31,216)
                                                      ---------  ---------
                                                         20,188     (4,575)
                                                      =========  =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                           THE DFA
                                  THE U.S. SMALL        INTERNATIONAL
                                    CAP SERIES           VALUE SERIES
                                -------------------  --------------------
                                  YEAR       YEAR      YEAR       YEAR
                                  ENDED     ENDED      ENDED      ENDED
                                NOV. 30,   NOV. 30,  NOV. 30,   NOV. 30,
                                  2002       2001      2002       2001
                                ---------  --------  ---------  ---------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $   7,934  $  8,317  $  27,614  $  32,544
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................     59,084    12,940      2,766      4,644
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         --        --        (42)      (237)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (149,677)   73,456    (97,155)  (187,094)
  Translation of Foreign
    Currency Denominated
    Amounts...................         --        --        202        169
                                ---------  --------  ---------  ---------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................    (82,659)   94,713    (66,615)  (149,974)
                                ---------  --------  ---------  ---------
Distributions From:
  Net Investment Income.......     (8,137)   (8,455)   (29,420)   (33,105)
  Net Short-Term Gains........     (4,872)  (32,039)      (340)      (251)
  Net Long-Term Gains.........     (7,758)  (87,551)    (2,606)   (53,075)
                                ---------  --------  ---------  ---------
    Total Distributions.......    (20,767) (128,045)   (32,366)   (86,431)
                                ---------  --------  ---------  ---------
Capital Share Transactions
  (1):
  Shares Issued...............    348,458   248,398    354,850    176,620
  Shares Issued in Lieu of
    Cash Distributions........     20,303   127,076     32,365     86,431
  Shares Redeemed.............   (404,516) (119,211)  (370,867)  (372,027)
                                ---------  --------  ---------  ---------
  Net Increase (Decrease) from
    Capital Share
    Transactions..............    (35,755)  256,263     16,348   (108,976)
                                ---------  --------  ---------  ---------
    Total Increase
      (Decrease)..............   (139,181)  222,931    (82,633)  (345,381)
NET ASSETS
  Beginning of Period.........    991,082   768,151  1,208,100  1,553,481
                                ---------  --------  ---------  ---------
  End of Period...............  $ 851,901  $991,082  $1,125,467 $1,208,100
                                =========  ========  =========  =========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............     31,359    22,411     36,168     15,819
   Shares Issued in Lieu of
     Cash Distributions.......      1,875    12,464      3,202      7,470
   Shares Redeemed............    (36,939)  (11,227)   (37,827)   (32,904)
                                ---------  --------  ---------  ---------
                                   (3,705)   23,648      1,543     (9,615)
                                =========  ========  =========  =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                       THE               THE
                                    JAPANESE         PACIFIC RIM
                                      SMALL             SMALL
                                 COMPANY SERIES     COMPANY SERIES
                                -----------------  ----------------
                                           YEAR     YEAR     YEAR
                                  YEAR     ENDED    ENDED    ENDED
                                 ENDED     NOV.     NOV.     NOV.
                                NOV. 30,    30,      30,      30,
                                  2002     2001     2002     2001
                                --------  -------  -------  -------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $  2,638  $ 2,899  $ 5,077  $ 4,828
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................    (5,702)  (3,015)    (624)  (1,025)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............       140      (85)     (15)     (40)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........   (14,390) (28,336)   5,451     (102)
  Translation of Foreign
    Currency Denominated
    Amounts...................        39      (23)      (3)      (3)
                                --------  -------  -------  -------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................   (17,275) (28,570)   9,886    3,658
                                --------  -------  -------  -------
Transactions in Interest:
  Contributions...............    46,066   46,524   12,243   18,731
  Withdrawals.................   (29,931) (17,885) (31,046) (20,723)
                                --------  -------  -------  -------
  Net Increase (Decrease) from
    Transactions in
    Interest..................    16,135   28,639  (18,803)  (4,992)
                                --------  -------  -------  -------
    Total Increase
      (Decrease)..............    (1,140)      69   (8,917)  (1,334)
NET ASSETS
  Beginning of Period.........   196,187  196,118  130,554  131,888
                                --------  -------  -------  -------
  End of Period...............  $195,047  $196,187 $121,637 $130,554
                                ========  =======  =======  =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                     THE UNITED
                                    KINGDOM SMALL     THE CONTINENTAL
                                   COMPANY SERIES          SMALL
                                  -----------------    COMPANY SERIES
                                   YEAR              ------------------
                                   ENDED     YEAR      YEAR      YEAR
                                   NOV.     ENDED     ENDED     ENDED
                                    30,    NOV. 30,  NOV. 30,  NOV. 30,
                                   2002      2001      2002      2001
                                  -------  --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................    $ 3,080  $  2,961  $  5,452  $  6,034
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................        (74)   (3,180)    3,013     1,115
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         79        --       134      (119)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities and
      Foreign Currency........     (7,990)   (4,191)   (4,955)  (18,461)
  Translation of Foreign
    Currency Denominated
    Amounts...................          4         1       147       114
                                  -------  --------  --------  --------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................     (4,901)   (4,409)    3,791   (11,317)
                                  -------  --------  --------  --------
Transactions in Interest:
  Contributions...............     19,447     7,668    79,614    20,115
  Withdrawals.................    (12,388)  (16,334)  (30,674)  (25,185)
                                  -------  --------  --------  --------
  Net Increase (Decrease) from
    Transactions in
    Interest..................      7,059    (8,656)   48,940    (5,070)
                                  -------  --------  --------  --------
    Total Increase
      (Decrease)..............      2,158   (13,065)   52,731   (16,387)
NET ASSETS
  Beginning of Period.........     96,741   109,806   210,337   226,724
                                  -------  --------  --------  --------
  End of Period...............    $98,899  $ 96,741  $283,088  $210,337
                                  =======  ========  ========  ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         THE U.S. LARGE COMPANY SERIES
                                          ------------------------------------------------------------
                                             YEAR        YEAR         YEAR         YEAR        YEAR
                                            ENDED        ENDED        ENDED       ENDED       ENDED
                                           NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,    NOV. 30,
                                             2002        2001         2000         1999        1998
------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....         N/A+        N/A+         N/A+         N/A+        N/A+
                                          ----------  ----------   ----------   ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........          --          --           --           --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                     --          --           --           --          --
                                          ----------  ----------   ----------   ----------  ----------
    Total From Investment Operations....          --          --           --           --          --
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................          --          --           --           --          --
  Net Realized Gains....................          --          --           --           --          --
                                          ----------  ----------   ----------   ----------  ----------
    Total Distributions.................          --          --           --           --          --
------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........         N/A+        N/A+         N/A+         N/A+        N/A+
======================================================================================================
Total Return............................      (16.59)%     (12.30)%      (4.25)%      20.86%      23.62%
------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...  $2,623,557  $2,831,650   $3,138,812   $2,775,062  $1,557,174
Ratio of Expenses to Average Net
  Assets................................        0.05%       0.05%        0.06%        0.06%       0.06%
Ratio of Net Investment Income to
  Average Net Assets....................        1.53%       1.26%        1.12%        1.27%       1.47%
Portfolio Turnover Rate.................          11%          8%           8%           4%          9%
------------------------------------------------------------------------------------------------------

                                                        THE U.S. LARGE CAP VALUE SERIES
                                          -----------------------------------------------------------
                                             YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED       ENDED       ENDED
                                           NOV. 30,     NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                             2002         2001        2000        1999        1998
----------------------------------------
Net Asset Value, Beginning of Period....  $    14.44   $    14.71  $    17.79  $    18.79  $    18.09
                                          ----------   ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.20         0.25        0.33        0.34        0.31
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                  (1.43)        1.25        0.04        0.46        1.71
                                          ----------   ----------  ----------  ----------  ----------
    Total From Investment Operations....       (1.23)        1.50        0.37        0.80        2.02
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.20)       (0.27)      (0.32)      (0.34)      (0.32)
  Net Realized Gains....................          --        (1.50)      (3.13)      (1.46)      (1.00)
                                          ----------   ----------  ----------  ----------  ----------
    Total Distributions.................       (0.20)       (1.77)      (3.45)      (1.80)      (1.32)
----------------------------------------
Net Asset Value, End of Period..........  $    13.01   $    14.44  $    14.71  $    17.79  $    18.79
========================================
Total Return............................       (8.64)%      10.97%       3.06%       4.64%      11.93%
----------------------------------------
Net Assets, End of Period (thousands)...  $1,737,809   $1,637,083  $1,735,343  $1,788,082  $1,755,907
Ratio of Expenses to Average Net
  Assets................................        0.15%        0.15%       0.16%       0.16%       0.16%
Ratio of Net Investment Income to
  Average Net Assets....................        1.49%        1.66%       2.20%       1.80%       1.67%
Portfolio Turnover Rate.................           9%           6%         26%         43%         25%
----------------------------------------

N/A+ Not applicable as The U.S. Large Company Series is organized as a partnership and does not have a unitized value.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         THE U.S. SMALL CAP SERIES
                                          -------------------------------------------------------
                                             YEAR       YEAR       YEAR       YEAR        YEAR
                                            ENDED       ENDED      ENDED      ENDED      ENDED
                                           NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,    NOV. 30,
                                             2002       2001       2000       1999        1998
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....   $  11.08   $  11.67   $  12.24   $  11.46    $  13.82
                                           --------   --------   --------   --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........       0.09       0.10       0.11       0.10        0.10
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........      (1.00)      1.24       0.65       1.83       (1.28)
                                           --------   --------   --------   --------    --------
    Total From Investment Operations....      (0.91)      1.34       0.76       1.93       (1.18)
-------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................      (0.10)     (0.10)     (0.11)     (0.11)      (0.10)
  Net Realized Gains....................      (0.14)     (1.83)     (1.22)     (1.04)      (1.08)
                                           --------   --------   --------   --------    --------
    Total Distributions.................      (0.24)     (1.93)     (1.33)     (1.15)      (1.18)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........   $   9.93   $  11.08   $  11.67   $  12.24    $  11.46
=================================================================================================
Total Return............................      (8.42)%    13.08       6.48%     18.62%      (8.98)%
-------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $851,901   $991,082   $768,151   $586,086    $546,803
Ratio of Expenses to Average Net
  Assets................................       0.08%      0.08%      0.08%      0.09%       0.09%
Ratio of Net Investment Income to
  Average Net Assets....................       0.81%      0.94%      0.99%      0.89%       0.88%
Portfolio Turnover Rate.................         34%        13%        38%        29%         29%
-------------------------------------------------------------------------------------------------

                                                          THE DFA INTERNATIONAL VALUE SERIES
                                          ------------------------------------------------------------------
                                              YEAR         YEAR          YEAR          YEAR          YEAR
                                             ENDED        ENDED         ENDED         ENDED         ENDED
                                            NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                              2002         2001          2000          1999          1998
----------------------------------------
Net Asset Value, Beginning of Period....  $    10.15    $    12.07    $    13.18    $    11.95    $    10.90
                                          ----------    ----------    ----------    ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        0.24          0.27          0.27          0.28          0.22
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........       (0.78)        (1.49)        (0.31)         1.29          1.13
                                          ----------    ----------    ----------    ----------    ----------
    Total From Investment Operations....       (0.54)        (1.22)        (0.04)         1.57          1.35
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................       (0.25)        (0.27)        (0.26)        (0.31)        (0.27)
  Net Realized Gains....................       (0.03)        (0.43)        (0.81)        (0.03)        (0.03)
                                          ----------    ----------    ----------    ----------    ----------
    Total Distributions.................       (0.28)        (0.70)        (1.07)        (0.34)        (0.30)
----------------------------------------
Net Asset Value, End of Period..........  $     9.33    $    10.15    $    12.07    $    13.18    $    11.95
========================================
Total Return............................       (5.53)%      (10.75)%       (0.51)%       13.27%        12.50%
----------------------------------------
Net Assets, End of Period (thousands)...  $1,125,467    $1,208,100    $1,553,481    $1,660,377    $1,720,249
Ratio of Expenses to Average Net
  Assets................................        0.30%         0.29%        29.00%         0.29%         0.29%
Ratio of Net Investment Income to
  Average Net Assets....................        2.36%         2.32%         2.13%         2.17%         1.90%
Portfolio Turnover Rate.................          18%            6%            9%            6%           15%
----------------------------------------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             THE JAPANESE SMALL COMPANY SERIES
                                                 ---------------------------------------------------------
                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                 NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                   2002        2001        2000        1999        1998
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  N/A+        N/A+        N/A+        N/A+        N/A+
                                                 --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).................        --          --          --          --          --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)............................        --          --          --          --          --
                                                 --------    --------    --------    --------    --------
    Total From Investment Operations...........        --          --          --          --          --
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........................        --          --          --          --          --
  Net Realized Gains...........................        --          --          --          --          --
                                                 --------    --------    --------    --------    --------
    Total Distributions........................        --          --          --          --          --
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................       N/A+        N/A+        N/A+        N/A+        N/A+
==========================================================================================================
Total Return...................................     (9.62)%    (13.51)%     (9.93)%     33.83%      (9.52)%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..........  $195,047    $196,187    $196,118    $202,676    $190,004
Ratio of Expenses to Average Net Assets........      0.27%       0.28%       0.27%       0.28%       0.28%
Ratio of Net Investment Income to Average Net
  Assets.......................................      1.26%       1.41%       1.38%       1.10%       1.29%
Portfolio Turnover Rate........................         5%          9%          6%          6%          8%
----------------------------------------------------------------------------------------------------------

                                                           THE PACIFIC RIM SMALL COMPANY SERIES
                                                 ---------------------------------------------------------
                                                   YEAR        YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED       ENDED       ENDED       ENDED
                                                 NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                                   2002        2001        2000        1999        1998
-----------------------------------------------
Net Asset Value, Beginning of Period                  N/A+        N/A+        N/A+        N/A+        N/A+
                                                 --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).................        --          --          --          --          --
  Net Gains (Losses) on Securities (Realized
    and Unrealized)............................        --          --          --          --          --
                                                 --------    --------    --------    --------    --------
    Total From Investment Operations...........        --          --          --          --          --
-----------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income........................        --          --          --          --          --
  Net Realized Gains...........................        --          --          --          --          --
                                                 --------    --------    --------    --------    --------
    Total Distributions........................        --          --          --          --          --
-----------------------------------------------
Net Asset Value, End of Period.................       N/A+        N/A+        N/A+        N/A+        N/A+
===============================================
Total Return...................................      7.28%     (10.99)%     54.81%     (23.75)%    (37.76)%
-----------------------------------------------
Net Assets, End of Period (thousands)..........  $121,637    $130,554    $131,888    $183,759    $139,881
Ratio of Expenses to Average Net Assets........      0.32%       0.28%       0.29%       0.48%       0.38%
Ratio of Net Investment Income to Average Net
  Assets.......................................      3.77%       3.69%       4.10%       2.95%       4.01%
Portfolio Turnover Rate........................        26%         10%          7%         34%         26%
-----------------------------------------------

N/A+ Not applicable as The Japanese Small Company Series and The Pacific Rim Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                          DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   THE UNITED KINGDOM SMALL COMPANY SERIES
                                          ---------------------------------------------------------
                                            YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                            2002        2001        2000        1999        1998
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period....       N/A+        N/A+        N/A+        N/A+        N/A+
                                           -------     -------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --          --          --          --          --
                                           -------     -------    --------    --------    --------
    Total From Investment Operations....        --          --          --          --          --
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --          --          --          --          --
  Net Realized Gains....................        --          --          --          --          --
                                           -------     -------    --------    --------    --------
    Total Distributions.................        --          --          --          --          --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........       N/A+        N/A+        N/A+        N/A+        N/A+
===================================================================================================
Total Return............................     (4.67)%     (4.89)%     (6.18)%     36.75%     (13.19)%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...   $98,899     $96,741    $109,806    $132,127    $127,485
Ratio of Expenses to Average Net
  Assets................................      0.26%       0.27%       0.26%       0.26%       0.26%
Ratio of Net Investment Income to
  Average Net Assets....................      3.03%       2.86%       3.06%       3.55%       3.66%
Portfolio Turnover Rate.................         6%         14%         11%          5%         11%
---------------------------------------------------------------------------------------------------

                                                    THE CONTINENTAL SMALL COMPANY SERIES
                                          ---------------------------------------------------------
                                            YEAR        YEAR        YEAR        YEAR        YEAR
                                            ENDED       ENDED       ENDED       ENDED       ENDED
                                          NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                            2002        2001        2000        1999        1998
----------------------------------------
Net Asset Value, Beginning of Period....       N/A+        N/A+        N/A+        N/A+        N/A+
                                          --------    --------    --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss)..........        --          --          --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........        --          --          --          --          --
                                          --------    --------    --------    --------    --------
    Total From Investment Operations....        --          --          --          --          --
----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.................        --          --          --          --          --
  Net Realized Gains....................        --          --          --          --          --
                                          --------    --------    --------    --------    --------
    Total Distributions.................        --          --          --          --          --
----------------------------------------
Net Asset Value, End of Period..........       N/A+        N/A+        N/A+        N/A+        N/A+
========================================
Total Return............................      3.22%      (5.43)%      2.67%      (5.89)%     19.90%
----------------------------------------
Net Assets, End of Period (thousands)...  $263,068    $210,337    $226,724    $252,368    $304,402
Ratio of Expenses to Average Net
  Assets................................      0.31%       0.30%       0.28%       0.27%       0.27%
Ratio of Net Investment Income to
  Average Net Assets....................      2.22%       2.73%       2.36%       1.92%       1.76%
Portfolio Turnover Rate.................        12%         12%          9%         11%          1%
----------------------------------------

N/A+ Not applicable as The United Kingdom Small Company Series and The Continental Small Company Series are organized as partnerships and do not have a unitized value.

                See accompanying Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At November 30, 2002, the Trust consisted of twenty-five investment portfolios, of which eight are included in this section of the report and three are presented elsewhere in this report (collectively, the "Series"):

The U.S. Large Company Series                       The DFA International Value Series
The U.S. Large Cap Value Series                     The Japanese Small Company Series
The U.S. Small Cap Series                           The Pacific Rim Small Company Series
(the "Domestic Equity Portfolios")                  The United Kingdom Small Company Series
                                                    The Continental Small Company Series
                                                    (the "International Equity Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

    3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of a percentage of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, Emerging Markets Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Trustees' Fees and Expenses.

    4. OTHER: Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees, generally based on average net assets.

    The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    5. RECLASSIFICATION: Distributions of net gains on the Statements of Changes in Net Assets from the prior year have been reclassified to conform to the present year presentation.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended November 30, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series.....................   0.025 of 1%
The U.S. Large Cap Value Series...................    0.10 of 1%
The U.S. Small Cap Series.........................    0.03 of 1%
The DFA International Value Series................    0.20 of 1%
The Japanese Small Company Series.................    0.10 of 1%
The Pacific Rim Small Company Series..............    0.10 of 1%
The United Kingdom Small Company Series...........    0.10 of 1%
The Continental Small Company Series..............    0.10 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. DEFERRED COMPENSATION:

    At November 30, 2002, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities as follows:

The U.S. Large Company Series.....................  $11,969
The U.S. Large Cap Value Series...................    7,099
The U.S. Small Cap Series.........................    4,347
The DFA International Value Series................    5,056
The Japanese Small Company Series.................      901
The Pacific Rim Small Company Series..............      582
The United Kingdom Small Company Series...........      437
The Continental Small Company Series..............    1,040

E. PURCHASE AND SALES OF SECURITIES:

    For the year ended November 30, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities and short-term securities (amounts in thousands):

                                           OTHER INVESTMENT
                                              SECURITIES
                                          -------------------
                                          PURCHASES   SALES
                                          ---------  --------
The U.S. Large Company Series...........  $607,157   $296,802
The U.S. Large Cap Value Series.........   396,013    142,173
The U.S. Small Cap Series...............   328,262    378,859
The DFA International Value Series......   207,427    235,498
The Japanese Small Company Series.......    30,146      9,888
The Pacific Rim Small Company Series....    34,550     48,553
The United Kingdom Small Company
  Series................................    16,719      6,123
The Continental Small Company Series....    82,693     27,726

F. FEDERAL INCOME TAXES:

    It is the intention of The U.S. Large Cap Value Series, The U.S. Small Cap Series and The DFA International Value Series to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income and capital gains to shareholders. Because income tax regulations differ from generally accepted accounting principles, the timing and character of income and capital gain distributions determined in accordance with tax regulations can differ from income and capital gains recognized for financial reporting purposes. Accordingly, the character of distributions and the composition of net assets for tax purposes can differ from those reflected in the financial statements. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital, accumulated net realized gain (loss) or undistributed net investment income as appropriate, in the period the differences arise. These reclassifications have no effect on net assets or net asset value per share.

    The components of distributable earnings on a tax basis do not differ materially from book basis distributable earnings, which are disclosed in the Components of Net Assets.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any interest, dividends, and gains or losses have been deemed to have been "passed down" to their Feeder Funds.

    At November 30, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

                                     GROSS UNREALIZED  GROSS UNREALIZED
                                       APPRECIATION      DEPRECIATION        NET
                                     ----------------  ----------------  ------------
The U.S. Large Company Series......      $442,827         $(537,861)      $ (95,034)
The U.S. Large Cap Value Series....       224,663          (297,711)        (73,048)
The U.S. Small Cap Series..........       137,169          (322,100)       (184,931)
The DFA International Value
  Series...........................       159,774          (306,920)       (147,146)
The Japanese Small Company
  Series...........................         9,149          (245,936)       (236,787)
The Pacific Rim Small Company
  Series...........................        12,277           (83,539)        (71,262)
The United Kingdom Small Company
  Series...........................        30,356           (32,757)         (2,401)
The Continental Small Company
  Series...........................        58,427           (60,457)         (2,030)

    At November 30, 2002, the following Portfolios had capital loss carryforwards for federal income tax purposes (amounts in thousands):

                                        EXPIRES ON
                                       NOVEMBER 30,
                                     ----------------
                                      2009     2010     TOTAL
                                     -------  -------  -------
The U.S. Large Cap Value Series....  $11,185  $21,142  $32,327
The U.S. Small Cap Series..........       --   12,545   12,545

    Certain of the Series' investments are in securities considered to be "passive foreign investment companies", for which any unrealized appreciation and/or realized gains are required to be included in distributable net investment income for tax purposes. The DFA International Value Series realized gains on the sale of passive foreign investment companies of $7,580,897, which are included in distributable net investment income for tax purposes, accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income.

    During the year ended November 30, 2002, The U.S. Small Cap Series realized approximately $71,526,000 of net capital gains resulting from in-kind redemptions in which shareholders of the Series elected to exchange shares of the Series for securities, rather than cash. Because such gains are not taxable to the Series, and are not distributed to shareholders, they have been properly reclassified from accumulated net realized gains to paid-in capital.

G. COMPONENTS OF NET ASSETS:

    At November 30, 2002, net assets consisted of (amounts in thousands):

                                                                                   UNREALIZED
                                       ACCUMULATED                ACCUMULATED     APPRECIATION     UNREALIZED
                                           NET                    NET REALIZED  (DEPRECIATION) OF  NET FOREIGN
                                       INVESTMENT   ACCUMULATED     FOREIGN        INVESTMENT       EXCHANGE
                            PAID-IN      INCOME     NET REALIZED    EXCHANGE     SECURITIES AND       GAIN        TOTAL NET
                            CAPITAL      (LOSS)     GAIN (LOSS)   GAIN (LOSS)   FOREIGN CURRENCY     (LOSS)        ASSETS
                           ----------  -----------  ------------  ------------  -----------------  -----------  -------------
The U.S. Large Cap Value
 Series..................  $1,841,399    $1,785       $(32,497)         --          $ (72,878)          --       $1,737,809
The U.S. Small Cap
 Series..................   1,048,988       388        (14,562)         --           (182,913)          --          851,901
The DFA International
 Value Series............   1,271,657      (835)         1,042        $(42)          (146,441)         $86        1,125,467


                               NUMBER OF
                                SHARES
                              AUTHORIZED
                           -----------------
The U.S. Large Cap Value
 Series..................        Unlimited
The U.S. Small Cap
 Series..................        Unlimited
The DFA International
 Value Series............        Unlimited

H. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 29, 2002.

    2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

    3. FUTURES CONTRACTS. During the year ended November 30, 2002, The U.S. Large Company Series ("Large Company") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Large Company deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Large Company as unrealized gains or losses until the contracts are closed. When the contracts are closed, Large Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At November 30, 2002, Large Company had outstanding 302 long futures contracts on the S&P 500 Index, all of which expire on December 20, 2002. The value of such contracts on November 30, 2002 was $70,668,000 which resulted in an unrealized gain of $5,253,729.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

I. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured discretionary line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line of credit are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit, since this is not a committed facility. The agreement for the discretionary line of credit may be terminated at any time. For the year ended November 30, 2002, borrowings under the discretionary line with the domestic custodian bank were as follows:

                             WEIGHTED                            NUMBER OF   INTEREST  MAXIMUM AMOUNT
                              AVERAGE           WEIGHTED           DAYS      EXPENSE   BORROWED DURING
                           INTEREST RATE  AVERAGE LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                           -------------  --------------------  -----------  --------  ---------------
The U.S. Large Company
  Series.................         2.51%        $4,351,429              7      $2,122     $8,313,000
The U.S. Large Cap Value
  Series.................         2.59%         9,617,222              9       6,231     20,002,000
The U.S. Small Cap
  Series.................         2.47%         1,416,500              6         584      1,816,000
The DFA International
  Value Series...........         2.64%        11,214,286              7       5,748     15,700,000

    There were no outstanding borrowings by the Series under the line of credit at November 30, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank during the year ended November 30, 2002.

J. SECURITIES LENDING:

    As of November 30, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of Securities are required at all times to be secured by collateral at least equal to 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of November 30, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.30% for the domestic portfolios and 1.33% for the international portfolios. The repurchase agreements with JPMorgan Securities, UBS Warburg and Mizuho Securities USA, comprising the pooled cash account bear interest at rates ranging from 1.30% to 1.33% and are to be repurchased on December 2, 2002. The market value of securities on loan to broker/dealers, the value of the cash collateral received from such broker/dealers, the cost/value of each portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of November 30, 2002 were as follows:

                                                                COST/VALUE OF     VALUE OF
                                MARKET VALUE      VALUE OF       POOLED CASH   COLLATERAL FROM
                                OF SECURITIES  COLLATERAL AND      ACCOUNT       REPURCHASE
                                   ON LOAN     INDEMNIFICATION   INVESTMENT      AGREEMENTS
                                -------------  ---------------  -------------  ---------------

DOMESTIC EQUITY PORTFOLIOS
------------------------------
The U.S. Large Company
  Series......................  $177,832,749    $185,406,500    $185,406,500    $185,406,500
The U.S. Large Cap Value
  Series......................    64,341,804      71,312,120      71,312,120      71,312,120
The U.S. Small Cap Series.....    48,309,383      52,468,243      52,468,243      52,468,243

INTERNATIONAL EQUITY
  PORTFOLIOS
------------------------------
The DFA International Value
  Series......................   121,960,533     130,465,678     130,465,678     130,465,925
The Japanese Small Company
  Series......................    54,651,192      55,123,792      55,123,792      55,123,792
The Pacific Rim Small Company
  Series......................     5,431,859       6,713,918       6,713,918       6,713,918
The Continental Small Company
  Series......................    21,638,769      23,518,189      23,518,189      23,518,189

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of The U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. Small Cap Series, The DFA International Value Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series and The Continental Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at November 30, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 15, 2003

                                FUND MANAGEMENT

TRUSTEES/DIRECTORS

    Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

    Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were three Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2002.

    Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

    The statement of additional information ("SAI") of the Funds includes additional information about each Trustee/ Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors Inc. by calling collect (310) 395-8005 or by mailing Dimensional Fund Advisors, 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401. Prospectuses are also available at www.dfafunds.com.

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
                                                       DISINTERESTED DIRECTORS

  George M. Constantinides        DFAITC - since 1993    88 portfolios in 4         Leo Melamed Professor of Finance, Graduate
  Director of DFAIDG, DIG and     DFAIDG - since 1983    investment companies       School of Business, University of Chicago.
  DEM.                            DIG - since 1993
  Trustee of DFAITC.              DEM - since 1994
  1101 E. 58th Street
  Chicago, IL 60637
  Date of Birth: 9/22/47

  John P. Gould                   DFAITC - since 1993    88 portfolios in 4         Steven G. Rothmeier Distinguished Service
  Director of DFAIDG, DIG and     DFAIDG - since 1986    investment companies       Professor of Economics, Graduate School of
  DEM.                            DIG - since 1993                                  Business, University of Chicago. Principal and
  Trustee of DFAITC.              DEM - since 1994                                  Executive Vice President, Lexecon Inc.
  1101 E. 58th Street                                                               (economics, law, strategy and finance
  Chicago, IL 60637                                                                 consulting). Formerly, President, Cardean
  Date of Birth: 1/19/39                                                            University (division of UNext.com). Member of
                                                                                    the Boards of Milwaukee Mutual Insurance
                                                                                    Company and UNext.com. Formerly, Trustee, First
                                                                                    Prairie Funds (registered investment company).
                                                                                    Trustee, Harbor Fund (registered investment
                                                                                    company) (13 Portfolios).

  Roger G. Ibbotson               DFAITC - since 1993    88 portfolios in 4         Professor in Practice of Finance, Yale School
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       of Management. Director, BIRR Portfolio
  DEM.                            DIG - since 1993                                  Analysis, Inc. (software products). Chairman,
  Trustee of DFAITC.              DEM - since 1994                                  Ibbotson Associates, Inc., Chicago, IL
  Yale School of Management                                                         (software, data, publishing and consulting).
  P.O. Box 208200                                                                   Partner, Zebra Capital Management, LLC (hedge
  New Haven, CT 06520-8200                                                          fund manager). Formerly, Director, Hospital
  Date of Birth: 5/27/43                                                            Fund, Inc. (investment management services).

       NAME, AGE, POSITION                                 PORTFOLIOS WITHIN THE
          WITH THE FUND           TERM OF OFFICE(1) AND     DFA FUND COMPLEX(2)     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
           AND ADDRESS              LENGTH OF SERVICE            OVERSEEN            OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
  Myron S. Scholes                DFAITC - since 1993    88 portfolios in 4         Frank E. Buck Professor Emeritus of Finance,
  Director of DFAIDG, DIG and     DFAIDG - since 1981    investment companies       Stanford University. Partner, Oak Hill Capital
  DEM.                            DIG - since 1993                                  Management. Chairman, Oak Hill Platinum
  Trustee of DFAITC.              DEM - since 1994                                  Partners. Director, Financial Engines.
  Oak Hill Capital Management,                                                      Director, Chicago Mercantile Exchange.
  Inc.                                                                              Consultant, Arbor Investors. Formerly,
  2775 Sand Hill Rd.                                                                Director, Smith Breeden Family of Funds and
  Suite 220                                                                         Partner, Long-Term Capital Management.
  Menlo Park, CA 94025                                                              Director, American Century Fund Complex
  Date of Birth: 7/01/41                                                            (registered investment companies) (38
                                                                                    Portfolios).

  Abbie J. Smith                  DFAITC - since 2000    88 portfolios in 4         Marvin Bower Fellow, Harvard Business School
  Director of DFAIDG, DIG and     DFAIDG - since 2000    investment companies       (9/01 to 8/02). Boris and Irene Stern Professor
  DEM.                            DIG - since 2000                                  of Accounting, Graduate School of Business,
  Trustee of DFAITC.              DEM - since 2000                                  University of Chicago. Director, HON Industries
  425 Morgan Hall                                                                   Inc. (office furniture).
  Soldiers Field,
  Boston, MA 02163
  Date of Birth: 4/30/53
                                                       INTERESTED DIRECTORS**

  David G. Booth                  DFAITC - since 1993    88 portfolios in 4         Chairman, Director, Chief Executive Officer,
  Chairman, Director, Chief       DFAIDG - since 1981    investment companies       Chief Investment Officer and President of
  Executive Officer, Chief        DIG - since 1992                                  Dimensional Fund Advisors Inc., DFA Securities
  Investment Officer and          DEM - since 1994                                  Inc., DFAIDG, DIG and DEM. Chairman, Trustee,
  President of DFAIDG, DIG and                                                      Chief Executive Officer, Chief Investment
  DEM. Chairman, Trustee, Chief                                                     Officer and President of DFAITC. Director and
  Executive Officer, Chief                                                          Chief Investment Officer of Dimensional Fund
  Investment Officer and                                                            Advisors Ltd. Director, Chief Executive
  President of DFAITC.                                                              Officer, Chief Investment Officer and President
  1299 Ocean Avenue                                                                 of DFA Australia Ltd. Director of Dimensional
  Santa Monica, CA 90401                                                            Funds PLC. (Chief Investment Officer positions
  Date of Birth: 12/02/46                                                           held starting 1/1/2003)
                                                                                    Limited Partner, Oak Hill Partners. Director,
                                                                                    University of Chicago Business School.
                                                                                    Formerly, Director, SA Funds (registered
                                                                                    investment company). Director, Assante
                                                                                    Corporation (investment management) (until
                                                                                    9/9/2002).

  Rex A. Sinquefield*             DFAITC - since 1993    88 portfolios in 4         Chairman, Director and Chief Investment Officer
  Chairman and Director of        DFAIDG - since 1981    investment companies       of Dimensional Fund Advisors Inc., DFA
  DFAIDG, DIG and DEM. Trustee    DIG - since 1992                                  Securities Inc., DFAIDG, DIG and DEM. Chairman,
  and Chairman of DFAITC.         DEM - since 1994                                  Trustee and Chief Investment Officer of DFAITC.
  1299 Ocean Avenue                                                                 Director and President of Dimensional Fund
  Santa Monica, CA 90401                                                            Advisors Ltd. Director and Chief Investment
  Date of Birth: 9/07/44                                                            Officer of DFA Australia Ltd. Director of
                                                                                    Dimensional Funds PLC. (Chief Investment
                                                                                    Officer positions held through 1/1/2003)
                                                                                    Trustee, St. Louis University. Life Trustee and
                                                                                    Member of Investment Committee, DePaul
                                                                                    University. Director, The German St. Vincent
                                                                                    Orphan Home. Member of Investment Committee,
                                                                                    Archdiocese of St. Louis.

(1) Each Director holds office for an indefinite term until his or her successor is elected and qualified.

(2) Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

 ** Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under The Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors Inc..

OFFICERS

    The name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund are set forth below. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities").

                                     TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND      AND LENGTH OF
           AND ADDRESS                    SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
                                              OFFICERS

Arthur H.F. Barlow                         Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 11/07/55

Valerie A. Brown                           Since 2001     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities. Prior to April 2001,
Secretary                                                 legal counsel for DFA (since March 2000).
Santa Monica, CA                                          Associate, Jones, Day, Reavis & Pogue from
Date of Birth: 1/24/67                                    October 1991 to February 2000.

Truman A. Clark                            Since 1996     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 4/08/41

James L. Davis                             Since 1999     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Formerly at Kansas State University, Arthur
Date of Birth: 11/29/56                                   Anderson & Co., Phillips Petroleum Co.

Robert T. Deere                            Since 1994     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/08/57

Robert W. Dintzner                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA                                          Prior to April 2001, marketing supervisor
Date of Birth: 3/18/70                                    and marketing coordinator for DFA.

Richard A. Eustice                         Since 1998     Vice President and Assistant Secretary of
Vice President and Assistant                              all the DFA Entities, except Dimensional
Secretary                                                 Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 8/05/65

Eugene F. Fama, Jr.                        Since 1993     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 1/21/61

Robert M. Fezekas                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to December
Date of Birth: 10/28/70                                   2001, Portfolio Manager.

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Glenn S. Freed                             Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Formerly, Professor
Date of Birth: 11/24/61                                   and Associate Dean of the Leventhal School
                                                          of Accounting (September 1998 to August
                                                          2001) and Academic Director Master of
                                                          Business Taxation Program (June 1996 to
                                                          August 2001) at the University of Southern
                                                          California Marshall School of Business.

Henry F. Gray                              Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 9/22/67

Kamyab Hashemi-Nejad                       Since 1997     Vice President, Controller and Assistant
Vice President, Controller and                            Treasurer, of all the DFA Entities.
Assistant Treasurer
Santa Monica, CA
Date of Birth: 1/22/61

Stephen P. Manus                           Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 12/26/50

Karen E. McGinley                          Since 1997     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 3/10/66

Catherine L. Newell                        Since 2000     Vice President and Secretary of all the DFA
Vice President and Secretary                              Entities, except DFA Australia Limited for
Santa Monica, CA                                          which she is Vice President and Assistant
Date of Birth: 5/07/64                                    Secretary. Director, Dimensional Funds PLC.
                                                          Vice President and Assistant Secretary of
                                                          all DFA Entities (1997-2000).

David A. Plecha                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 10/26/61

Andrew E. Rasmusen                         Since 2001     Vice President of all the DFA Entities
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to April 2001, investment management,
Date of Birth: 1/26/62                                    client service manager for DFA (since
                                                          October 2000). Investment manager
                                                          researcher and consultant for
                                                          InvestorForce, Inc. from October 1999 to
                                                          October 2000 and for William M. Mercer
                                                          Investment Consulting, Inc. from April 1996
                                                          to October 1999.

Edwardo A. Repetto                         Since 2002     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Research Associate
Date of Birth: 1/28/67                                    for Dimensional Fund Advisors Inc. (June
                                                          2000 to April 2002). Research scientist
                                                          (August 1998 to June 2000) and
                                                          Faculty-Postdoctural Fellow (August 1997 to
                                                          August 1998), California Institute of
                                                          Technology.

George L. Sands                            Since 1993     Vice President of all the DFA Entities.
Vice President
Santa Monica, CA
Date of Birth: 2/08/56

Michael T. Scardina                        Since 1993     Vice President, Chief Financial Officer and
Vice President, Chief Financial                           Treasurer of all the DFA Entities.
Officer and Treasurer                                     Director, Dimensional Funds, PLC.
Santa Monica, CA
Date of Birth: 10/12/55

                                   TERM OF OFFICE(1)
NAME, AGE, POSITION WITH THE FUND    AND LENGTH OF
         AND ADDRESS                    SERVICE           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
David E. Schneider                         Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 1/26/46                                    currently, Regional Director of Dimensional
                                                          Fund Advisors Inc.

John C. Siciliano                          Since 2001     Vice President of all the DFA Entities.
Vice President                                            Director, Dimensional Funds PLC. Managing
Santa Monica, CA                                          Principal, Payden & Rygel Investment
Date of Birth: 8/24/54                                    Counsel from April 1998 through December
                                                          2000 and Co-Head, North American Corporate
                                                          Finance for Dresdner Kleinwort Benson N.A.
                                                          from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*              Since 1988     Executive Vice President of all the DFA
Executive Vice President                                  Entities.
Santa Monica, CA
Date of Birth: 12/02/46

Carl G. Snyder                             Since 2000     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. Prior
Santa Monica, CA                                          to July 2000, portfolio manager.
Date of Birth: 6/08/63

Weston J. Wellington                       Since 1997     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd.
Santa Monica, CA
Date of Birth: 3/01/51

Daniel M. Wheeler                          Since 2001     Vice President of all the DFA Entities,
Vice President                                            except Dimensional Fund Advisors Ltd. and
Santa Monica, CA                                          DFA Australia Limited. Prior to 2001 and
Date of Birth: 3/03/45                                    currently, Director of Financial Advisors
                                                          Services of Dimensional Fund Advisors Inc.

(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

  *  Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.